UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1.

Reports to Stockholders

Fidelity® ZERO℠ Funds

Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund

Semi-Annual Report
April 30, 2022

Contents

Note to Shareholders
Fidelity ZERO® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Large Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity ZERO® Extended Market Index Fund
Investment Summary April 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Steel Dynamics, Inc.	0.3
Camden Property Trust (SBI)	0.3
Bunge Ltd.	0.3
Kimco Realty Corp.	0.3
Iron Mountain, Inc.	0.3
Royalty Pharma PLC	0.3
LPL Financial	0.3
APA Corp.	0.3
Brown & Brown, Inc.	0.3
J.B. Hunt Transport Services, Inc.	0.3
3.0

Market Sectors (% of Fund's net assets)

Industrials	16.6
Financials	15.8
Information Technology	13.2
Consumer Discretionary	13.2
Health Care	11.8
Real Estate	9.1
Materials	5.7
Energy	4.1
Consumer Staples	3.8
Communication Services	3.4
Utilities	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.7%

Fidelity ZERO® Extended Market Index Fund
Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	4,175	216,432
AST SpaceMobile, Inc. (a)(b)	8,956	67,439
ATN International, Inc.	2,628	103,806
Bandwidth, Inc. (a)(b)	5,302	117,280
Cogent Communications Group, Inc.	9,548	558,558
Consolidated Communications Holdings, Inc. (a)	17,060	101,507
EchoStar Holding Corp. Class A (a)(b)	9,180	214,353
Frontier Communications Parent, Inc. (a)	47,123	1,243,576
Globalstar, Inc. (a)(b)	151,055	175,224
IDT Corp. Class B (a)	3,946	104,490
Iridium Communications, Inc. (a)	29,965	1,070,050
Liberty Global PLC:
Class A (a)	39,448	897,836
Class C (a)	76,091	1,803,357
Liberty Latin America Ltd. Class C (a)	44,962	415,449
Lumen Technologies, Inc. (b)	209,661	2,109,190
Ooma, Inc. (a)	4,934	63,353
Radius Global Infrastructure, Inc. (a)(b)	15,835	196,671
		9,458,571
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	117,011	1,790,268
Cinedigm Corp. (a)	30,567	21,278
Cinemark Holdings, Inc. (a)(b)	24,617	390,426
Lions Gate Entertainment Corp.:
Class A (a)(b)	14,634	197,413
Class B (a)	26,973	339,051
Live Nation Entertainment, Inc. (a)	30,731	3,223,067
Madison Square Garden Entertainment Corp. (a)	5,830	427,048
Madison Square Garden Sports Corp. (a)	3,822	619,584
Marcus Corp. (a)(b)	4,547	71,524
Playstudios, Inc. Class A (a)(b)	17,818	103,166
Playtika Holding Corp. (a)	23,713	416,875
Sciplay Corp. (A Shares) (a)	5,518	73,720
Skillz, Inc. (a)(b)	59,196	121,352
Warner Music Group Corp. Class A	26,167	778,992
World Wrestling Entertainment, Inc. Class A (b)	9,913	578,820
Zynga, Inc. (a)	242,087	2,002,059
		11,154,643
Interactive Media & Services - 0.5%
Angi, Inc. (a)(b)	16,886	74,467
Bumble, Inc. (a)	16,835	403,872
CarGurus, Inc. Class A (a)	19,904	650,463
Cars.com, Inc. (a)	14,655	162,964
Eventbrite, Inc. (a)	17,704	187,308
EverQuote, Inc. Class A (a)	4,399	61,058
fuboTV, Inc. (a)(b)	34,880	132,195
IAC (a)	19,049	1,578,781
Izea Worldwide, Inc. (a)(b)	13,325	15,191
Liberty TripAdvisor Holdings, Inc. (a)	15,660	23,490
MediaAlpha, Inc. Class A (a)(b)	4,977	73,361
NerdWallet, Inc.	1,590	15,741
Nextdoor Holdings, Inc. (a)(b)	14,957	67,456
QuinStreet, Inc. (a)	11,313	107,587
TripAdvisor, Inc. (a)(b)	22,404	575,111
TrueCar, Inc. (a)	20,113	72,005
Vimeo, Inc. (a)	35,432	361,052
Yelp, Inc. (a)	15,407	501,190
Ziff Davis, Inc. (a)	10,948	967,365
		6,030,657
Media - 1.2%
Advantage Solutions, Inc. Class A (a)	22,122	111,274
Altice U.S.A., Inc. Class A (a)	51,174	474,895
AMC Networks, Inc. Class A (a)	6,825	222,700
Audacy, Inc. Class A (a)(b)	24,537	62,324
Boston Omaha Corp. (a)(b)	4,084	85,111
Cable One, Inc.	1,126	1,313,141
Cardlytics, Inc. (a)	7,728	263,757
Clear Channel Outdoor Holdings, Inc. (a)	109,509	269,392
DISH Network Corp. Class A (a)	56,765	1,618,370
E.W. Scripps Co. Class A (a)	13,524	222,605
Entravision Communication Corp. Class A	13,305	68,787
Gannett Co., Inc. (a)(b)	32,739	131,283
Gray Television, Inc.	20,586	381,253
iHeartMedia, Inc. (a)	25,229	403,412
John Wiley & Sons, Inc. Class A	9,786	498,010
Lee Enterprises, Inc. (a)	1,090	26,269
Loyalty Ventures, Inc. (a)	4,369	55,880
Magnite, Inc. (a)	26,720	257,848
National CineMedia, Inc.	12,850	28,399
News Corp.:
Class A	89,905	1,785,513
Class B	26,494	527,496
Nexstar Broadcasting Group, Inc. Class A	9,296	1,472,672
PubMatic, Inc. (a)	6,616	149,323
Scholastic Corp.	7,004	258,097
Sinclair Broadcast Group, Inc. Class A	11,456	254,781
Sirius XM Holdings, Inc.	205,776	1,234,656
Stagwell, Inc. (a)	16,634	112,779
TechTarget, Inc. (a)(b)	6,091	409,985
TEGNA, Inc.	50,229	1,107,549
The New York Times Co. Class A	38,029	1,457,271
Thryv Holdings, Inc. (a)	3,762	97,172
WideOpenWest, Inc. (a)	11,728	235,146
		15,597,150
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	15,532	285,944
KORE Group Holdings, Inc. (a)(b)	6,900	37,122
NII Holdings, Inc. (a)(c)	10,174	2,645
Shenandoah Telecommunications Co.	11,627	234,865
Telephone & Data Systems, Inc.	22,853	418,667
U.S. Cellular Corp. (a)	3,211	92,413
		1,071,656
TOTAL COMMUNICATION SERVICES		43,312,677
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.2%
Adient PLC (a)	21,843	745,720
American Axle & Manufacturing Holdings, Inc. (a)	25,647	169,783
Autoliv, Inc.	17,883	1,317,619
BorgWarner, Inc.	54,488	2,006,793
Cooper-Standard Holding, Inc. (a)	3,651	16,831
Dana, Inc.	33,493	496,031
Dorman Products, Inc. (a)	6,446	636,349
Fox Factory Holding Corp. (a)	9,574	783,919
Garrett Motion, Inc. (a)(b)	12,327	82,221
Gentex Corp.	53,693	1,575,890
Gentherm, Inc. (a)	7,717	520,280
Holley, Inc. (a)	8,216	86,597
LCI Industries	5,729	557,546
Lear Corp.	13,578	1,737,169
Luminar Technologies, Inc. (a)(b)	51,413	635,979
Modine Manufacturing Co. (a)	11,776	93,030
Motorcar Parts of America, Inc. (a)(b)	4,162	63,304
Patrick Industries, Inc.	5,223	325,132
QuantumScape Corp. Class A (a)(b)	58,284	870,763
Standard Motor Products, Inc.	4,207	179,555
Stoneridge, Inc. (a)	6,444	127,011
Tenneco, Inc. (a)	17,530	300,990
The Goodyear Tire & Rubber Co. (a)	63,782	849,576
Visteon Corp. (a)	6,368	666,793
XL Fleet Corp. (Class A) (a)	22,021	30,829
XPEL, Inc. (a)	3,840	166,157
		15,041,867
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	6,568	22,068
Canoo, Inc. (a)(b)	32,287	154,978
Faraday Future Intelligent Electric, Inc. (a)(b)	39,059	100,772
Fisker, Inc. (a)(b)	31,923	321,145
Harley-Davidson, Inc.	34,972	1,274,729
Lordstown Motors Corp. Class A (a)(b)	26,885	58,609
Rivian Automotive, Inc. (b)	36,575	1,106,028
Thor Industries, Inc. (b)	12,649	968,281
Winnebago Industries, Inc. (b)	7,795	414,538
Workhorse Group, Inc. (a)(b)	30,670	92,317
		4,513,465
Distributors - 0.2%
Funko, Inc. (a)	5,937	96,714
LKQ Corp.	61,030	3,028,919
		3,125,633
Diversified Consumer Services - 1.0%
2U, Inc. (a)	17,407	173,722
ADT, Inc.	32,751	224,344
Adtalem Global Education, Inc. (a)	11,535	338,091
American Public Education, Inc. (a)	4,137	80,423
Bright Horizons Family Solutions, Inc. (a)	13,728	1,568,287
Carriage Services, Inc.	3,404	145,998
Chegg, Inc. (a)	31,173	771,220
Coursera, Inc.	19,103	359,327
Duolingo, Inc. (a)(b)	1,974	170,692
European Wax Center, Inc. (b)	3,327	91,326
Frontdoor, Inc. (a)	19,201	593,503
Graham Holdings Co.	914	541,426
Grand Canyon Education, Inc. (a)	9,012	864,882
H&R Block, Inc.	37,363	974,053
Laureate Education, Inc. Class A (b)	33,141	375,488
Nerdy, Inc. Class A (a)	13,431	49,963
OneSpaWorld Holdings Ltd. (a)(b)	13,309	133,622
Perdoceo Education Corp. (a)	15,576	174,140
PowerSchool Holdings, Inc.	9,308	140,923
Rover Group, Inc. Class A (a)	17,423	110,288
Service Corp. International	37,538	2,462,868
Strategic Education, Inc.	5,256	339,538
Stride, Inc. (a)	9,963	391,546
Terminix Global Holdings, Inc. (a)	27,548	1,264,178
The Beachbody Co., Inc. (a)	21,963	36,019
Vivint Smart Home, Inc. Class A (a)(b)	8,778	45,997
WW International, Inc. (a)	12,178	119,223
Xpresspa Group, Inc. (a)(b)	24,281	22,963
		12,564,050
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment, Inc. (a)	13,235	156,570
ARAMARK Holdings Corp.	58,278	2,112,578
Bally's Corp. (a)(b)	6,620	197,541
BJ's Restaurants, Inc. (a)	5,231	145,369
Bloomin' Brands, Inc.	18,930	416,271
Bluegreen Vacations Holding Corp. Class A	2,983	78,453
Boyd Gaming Corp.	18,672	1,131,150
Brinker International, Inc. (a)	10,108	367,224
Century Casinos, Inc. (a)	6,271	65,657
Choice Hotels International, Inc.	7,442	1,045,303
Churchill Downs, Inc.	7,840	1,591,050
Chuy's Holdings, Inc. (a)	4,428	110,744
Cracker Barrel Old Country Store, Inc.	5,352	594,018
Dave & Buster's Entertainment, Inc. (a)	8,953	407,362
Denny's Corp. (a)	14,084	180,557
Dine Brands Global, Inc.	4,047	290,129
DraftKings, Inc. Class A (a)(b)	75,900	1,038,312
Drive Shack, Inc. (a)(b)	18,940	23,296
Dutch Bros, Inc. (b)	5,401	258,006
El Pollo Loco Holdings, Inc. (a)	4,275	45,529
Everi Holdings, Inc. (a)	21,152	367,199
F45 Training Holdings, Inc.	4,480	39,379
First Watch Restaurant Group, Inc.	1,885	24,505
Full House Resorts, Inc. (a)	7,671	69,423
GAN Ltd. (a)(b)	8,975	33,477
Golden Entertainment, Inc. (a)	4,642	222,630
Golden Nugget Online Gaming, Inc. (a)	9,701	48,602
Hilton Grand Vacations, Inc. (a)	20,161	944,140
Hyatt Hotels Corp. Class A (a)	11,413	1,083,778
Inspired Entertainment, Inc. (a)	6,115	56,808
Jack in the Box, Inc. (b)	4,754	393,441
Krispy Kreme, Inc.	6,816	90,516
Kura Sushi U.S.A., Inc. Class A (a)	940	47,169
Life Time Group Holdings, Inc. (b)	8,582	122,723
Light & Wonder, Inc. Class A (a)	21,940	1,229,956
Lindblad Expeditions Holdings (a)	7,283	111,503
Lottery.Com, Inc. (a)(b)	7,702	18,331
Marriott Vacations Worldwide Corp.	9,690	1,447,008
Membership Collective Group, Inc. Class A (b)	6,757	50,610
Monarch Casino & Resort, Inc. (a)	3,005	210,801
Noodles & Co. (a)	8,649	48,175
Norwegian Cruise Line Holdings Ltd. (a)(b)	94,784	1,898,524
Papa John's International, Inc.	7,351	669,309
Penn National Gaming, Inc. (a)	37,831	1,383,480
Planet Fitness, Inc. (a)	18,944	1,516,088
Playa Hotels & Resorts NV (a)	30,077	283,927
PlayAGS, Inc. (a)	6,642	43,837
Portillo's, Inc.	4,876	101,567
RCI Hospitality Holdings, Inc.	1,903	117,910
Red Robin Gourmet Burgers, Inc. (a)(b)	3,734	49,251
Red Rock Resorts, Inc. (b)	11,978	526,553
Rush Street Interactive, Inc. (a)	12,166	77,254
Ruth's Hospitality Group, Inc.	7,132	149,558
SeaWorld Entertainment, Inc. (a)	11,405	769,153
Shake Shack, Inc. Class A (a)	8,902	514,803
Six Flags Entertainment Corp. (a)	17,557	671,906
Texas Roadhouse, Inc. Class A	15,877	1,307,153
The Cheesecake Factory, Inc.	11,301	417,120
The ONE Group Hospitality, Inc. (a)	5,301	49,352
Travel+Leisure Co.	19,582	1,086,409
Vail Resorts, Inc.	9,209	2,340,559
Wendy's Co.	40,035	791,092
Wingstop, Inc.	6,778	621,949
Wyndham Hotels & Resorts, Inc.	21,192	1,864,048
Wynn Resorts Ltd. (a)	23,924	1,686,164
Xponential Fitness, Inc.	2,221	46,019
		35,898,278
Household Durables - 1.8%
Aterian, Inc. (a)(b)	9,099	46,678
Bassett Furniture Industries, Inc.	2,354	38,982
Beazer Homes U.S.A., Inc. (a)	6,723	101,383
Cavco Industries, Inc. (a)	1,989	469,901
Century Communities, Inc.	6,696	353,013
Cricut, Inc. (a)(b)	8,146	94,657
Dream Finders Homes, Inc. (a)(b)	4,558	78,990
Ethan Allen Interiors, Inc.	5,115	121,430
GoPro, Inc. Class A (a)	29,840	266,173
Green Brick Partners, Inc. (a)	10,856	213,863
Helen of Troy Ltd. (a)	5,474	1,174,228
Hooker Furnishings Corp.	2,532	42,690
Hovnanian Enterprises, Inc. Class A (a)	1,039	47,815
Installed Building Products, Inc.	5,470	440,171
iRobot Corp. (a)(b)	6,273	317,727
KB Home	19,451	630,796
La-Z-Boy, Inc.	10,295	270,553
Leggett & Platt, Inc.	30,200	1,076,026
LGI Homes, Inc. (a)	4,988	467,425
Lovesac (a)	3,050	133,712
M.D.C. Holdings, Inc.	13,118	484,185
M/I Homes, Inc. (a)	6,719	297,517
Meritage Homes Corp. (a)	8,446	697,217
Mohawk Industries, Inc. (a)	12,471	1,759,159
Newell Brands, Inc.	86,062	1,992,335
PulteGroup, Inc.	56,544	2,361,277
Purple Innovation, Inc. (a)(b)	12,778	52,645
Skyline Champion Corp. (a)	12,037	614,368
Snap One Holdings Corp. (a)(b)	2,941	35,145
Sonos, Inc. (a)(b)	29,065	663,263
Taylor Morrison Home Corp. (a)	27,839	729,103
Tempur Sealy International, Inc.	43,797	1,187,337
Toll Brothers, Inc.	25,471	1,181,090
TopBuild Corp. (a)	7,491	1,356,920
Traeger, Inc. (a)(b)	5,541	33,191
TRI Pointe Homes, Inc. (a)	25,718	531,591
Tupperware Brands Corp. (a)(b)	11,394	200,307
Universal Electronics, Inc. (a)	3,035	89,533
Vizio Holding Corp. (a)(b)	8,145	58,970
VOXX International Corp. (a)	3,050	23,089
Vuzix Corp. (a)(b)	13,857	71,641
Weber, Inc. (b)	3,884	34,102
Whirlpool Corp.	13,424	2,436,724
ZAGG, Inc. rights (a)(c)	4,373	394
		23,277,316
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	6,116	62,383
1847 Goedeker, Inc. (a)(b)	23,095	29,331
BARK, Inc. (a)(b)	18,175	56,161
CarParts.com, Inc. (a)(b)	10,912	65,363
Chewy, Inc. (a)(b)	20,169	586,111
ContextLogic, Inc. (a)(b)	75,409	128,195
Duluth Holdings, Inc. (a)(b)	2,849	34,900
Groupon, Inc. (a)(b)	5,032	98,174
Lands' End, Inc. (a)(b)	2,699	37,840
Liquidity Services, Inc. (a)	6,457	93,110
Overstock.com, Inc. (a)(b)	10,013	336,036
PetMed Express, Inc. (b)	5,084	111,340
Porch Group, Inc. Class A (a)	17,199	63,636
Poshmark, Inc. (a)(b)	8,461	93,409
Quotient Technology, Inc. (a)	19,846	105,382
Qurate Retail, Inc. Series A (b)	82,942	349,186
Remark Holdings, Inc. (a)(b)	19,035	10,873
Rent the Runway, Inc. Class A (b)	3,698	23,445
Revolve Group, Inc. (a)	9,186	388,200
RumbleON, Inc. Class B (a)	1,908	38,465
Shutterstock, Inc.	5,261	398,363
Stitch Fix, Inc. (a)	19,655	186,723
The RealReal, Inc. (a)	18,391	99,679
thredUP, Inc. (a)(b)	11,626	76,615
Vivid Seats, Inc. Class A	4,932	48,679
Wayfair LLC Class A (a)(b)	17,744	1,365,223
Xometry, Inc. (b)	1,609	52,807
		4,939,629
Leisure Products - 0.7%
Acushnet Holdings Corp.	7,952	323,964
American Outdoor Brands, Inc. (a)(b)	3,142	39,589
AMMO, Inc. (a)(b)	19,978	80,911
Brunswick Corp.	17,555	1,327,334
Callaway Golf Co. (a)(b)	26,548	582,463
Clarus Corp.	6,132	137,050
Genius Brands International, Inc. (a)(b)	63,310	44,950
JAKKS Pacific, Inc. (a)	1,559	21,280
Johnson Outdoors, Inc. Class A	1,532	117,167
Latham Group, Inc. (a)(b)	7,275	87,300
Malibu Boats, Inc. Class A (a)	4,794	241,090
MasterCraft Boat Holdings, Inc. (a)	4,046	97,387
Mattel, Inc. (a)	79,723	1,938,066
Nautilus, Inc. (a)(b)	6,458	19,439
Peloton Interactive, Inc. Class A (a)(b)	68,993	1,211,517
Polaris, Inc.	12,972	1,231,562
Smith & Wesson Brands, Inc.	10,808	148,394
Solo Brands, Inc. Class A (b)	2,853	17,032
Sturm, Ruger & Co., Inc.	4,142	282,277
Vista Outdoor, Inc. (a)	12,725	448,302
YETI Holdings, Inc. (a)(b)	19,981	976,471
		9,373,545
Multiline Retail - 0.4%
Big Lots, Inc. (b)	6,910	213,519
Dillard's, Inc. Class A (b)	947	287,708
Franchise Group, Inc.	6,344	236,568
Kohl's Corp.	31,680	1,833,638
Macy's, Inc.	68,118	1,646,412
Nordstrom, Inc.	25,363	651,829
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	13,354	641,660
		5,511,334
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A (a)	12,825	443,489
Academy Sports & Outdoors, Inc.	19,932	744,660
Advance Auto Parts, Inc.	14,194	2,833,548
America's Car Mart, Inc. (a)	1,459	117,960
American Eagle Outfitters, Inc.	34,858	526,704
Arko Corp.	14,527	134,665
Asbury Automotive Group, Inc. (a)	5,266	967,417
AutoNation, Inc. (a)	9,092	1,053,854
Barnes & Noble Education, Inc. (a)	7,813	23,752
Bath & Body Works, Inc.	58,617	3,100,253
Bed Bath & Beyond, Inc. (a)	21,908	298,168
Big 5 Sporting Goods Corp. (b)	4,593	66,461
Boot Barn Holdings, Inc. (a)	6,746	607,545
Brilliant Earth Group, Inc. Class A	2,172	16,724
Build-A-Bear Workshop, Inc.	3,453	65,400
Caleres, Inc.	8,480	194,446
Camping World Holdings, Inc. (b)	9,646	247,709
CarLotz, Inc. Class A (a)	14,483	12,859
Carvana Co. Class A (a)(b)	19,490	1,129,640
Chico's FAS, Inc. (a)	27,423	145,342
Citi Trends, Inc. (a)(b)	1,905	53,283
Conn's, Inc. (a)(b)	4,457	69,752
Designer Brands, Inc. Class A (b)	13,838	191,241
Destination XL Group, Inc. (a)	7,784	38,531
Dick's Sporting Goods, Inc.	14,319	1,380,638
Enjoy Technology, Inc. (a)	6,954	7,441
EVgo, Inc. Class A (a)(b)	15,652	141,807
Express, Inc. (a)	14,841	51,053
Five Below, Inc. (a)	12,753	2,003,496
Floor & Decor Holdings, Inc. Class A (a)	24,059	1,917,983
Foot Locker, Inc.	19,773	579,547
GameStop Corp. Class A (a)(b)	14,080	1,760,986
Gap, Inc.	48,387	600,967
Genesco, Inc. (a)	3,226	200,109
Group 1 Automotive, Inc.	3,906	680,191
GrowGeneration Corp. (a)(b)	12,158	71,854
Guess?, Inc.	8,935	200,769
Haverty Furniture Companies, Inc.	3,469	86,135
Hibbett, Inc.	2,897	125,092
JOANN, Inc. (b)	2,488	25,975
Kirkland's, Inc. (a)(b)	2,648	19,145
Lazydays Holdings, Inc. (a)(b)	1,855	36,043
Leslie's, Inc. (a)(b)	31,055	608,678
Lithia Motors, Inc. Class A (sub. vtg.)	6,897	1,952,748
LL Flooring Holdings, Inc. (a)(b)	6,550	90,456
MarineMax, Inc. (a)	4,971	203,413
Monro, Inc.	7,777	355,642
Murphy U.S.A., Inc.	5,208	1,216,589
National Vision Holdings, Inc. (a)(b)	18,799	707,782
OneWater Marine, Inc. Class A	2,398	78,391
Party City Holdco, Inc. (a)(b)	25,317	78,230
Penske Automotive Group, Inc.	6,920	725,354
Petco Health & Wellness Co., Inc. (a)(b)	18,919	364,380
Rent-A-Center, Inc.	14,068	339,320
RH (a)	3,960	1,331,035
Sally Beauty Holdings, Inc. (a)	24,925	376,866
Shift Technologies, Inc. Class A (a)(b)	14,239	19,080
Shoe Carnival, Inc.	3,908	117,983
Signet Jewelers Ltd.	11,975	840,645
Sleep Number Corp. (a)(b)	5,289	214,522
Sonic Automotive, Inc. Class A (sub. vtg.)	4,644	197,602
Sportsman's Warehouse Holdings, Inc. (a)	10,014	96,235
The Aaron's Co., Inc.	7,028	144,285
The Buckle, Inc.	6,638	206,176
The Cato Corp. Class A (sub. vtg.) (b)	4,118	55,799
The Children's Place, Inc. (a)	3,286	152,240
The Container Store Group, Inc. (a)	7,318	55,983
The ODP Corp. (a)	10,599	456,075
Tilly's, Inc.	5,139	45,326
TravelCenters of America LLC (a)	2,681	101,905
Urban Outfitters, Inc. (a)	15,329	364,830
Victoria's Secret & Co. (a)	16,544	779,553
Volta, Inc. (a)(b)	27,693	57,878
Vroom, Inc. (a)(b)	28,904	45,090
Williams-Sonoma, Inc.	16,619	2,168,447
Winmark Corp.	698	141,834
Zumiez, Inc. (a)(b)	4,622	169,304
		37,832,310
Textiles, Apparel & Luxury Goods - 1.3%
Allbirds, Inc. Class A	5,656	28,732
Capri Holdings Ltd. (a)	33,596	1,602,529
Carter's, Inc.	9,586	807,525
Columbia Sportswear Co.	7,834	643,641
Crocs, Inc. (a)	13,394	889,763
Deckers Outdoor Corp. (a)	6,205	1,648,979
Fossil Group, Inc. (a)	11,335	111,990
G-III Apparel Group Ltd. (a)	10,128	268,189
Hanesbrands, Inc.	79,338	1,052,022
Kontoor Brands, Inc.	11,052	439,096
Levi Strauss & Co. Class A	22,418	405,990
Movado Group, Inc.	3,861	138,880
Oxford Industries, Inc.	3,684	330,086
PLBY Group, Inc. (a)(b)	5,026	44,430
PVH Corp.	15,909	1,157,857
Ralph Lauren Corp.	10,523	1,097,970
Rocky Brands, Inc.	1,522	58,612
Samsonite International SA (a)(d)	326,100	714,670
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	30,657	1,174,163
Steven Madden Ltd.	17,313	710,872
Tapestry, Inc.	60,101	1,978,525
Under Armour, Inc.:
Class A (sub. vtg.) (a)	42,149	647,409
Class C (non-vtg.) (a)	49,849	707,357
Unifi, Inc. (a)	3,003	44,054
Vera Bradley, Inc. (a)	5,328	32,767
Wolverine World Wide, Inc.	19,083	378,225
		17,114,333
TOTAL CONSUMER DISCRETIONARY		169,191,760
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Alkaline Water Co., Inc. (a)	19,725	15,368
Boston Beer Co., Inc. Class A (a)(b)	2,138	801,750
Celsius Holdings, Inc. (a)(b)	8,882	461,864
Coca-Cola Bottling Co. Consolidated	1,079	476,379
Duckhorn Portfolio, Inc. (a)	6,902	134,037
MGP Ingredients, Inc. (b)	2,831	258,555
Molson Coors Beverage Co. Class B	42,800	2,317,192
National Beverage Corp.	5,238	230,891
Vintage Wine Estates, Inc. (a)(b)	6,557	67,734
		4,763,770
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	23,107	722,787
Andersons, Inc.	6,894	346,286
BJ's Wholesale Club Holdings, Inc. (a)	30,968	1,992,791
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,335	161
warrants 11/4/28 (a)	2,335	66
warrants 11/4/28 (a)	2,335	29
Class A (a)(b)	4,604	13,904
Casey's General Stores, Inc.	8,448	1,700,582
Chefs' Warehouse Holdings (a)	7,375	269,925
Grocery Outlet Holding Corp. (a)(b)	19,862	668,754
Ingles Markets, Inc. Class A	3,232	300,964
Performance Food Group Co. (a)	35,254	1,736,260
PriceSmart, Inc.	5,578	443,172
Rite Aid Corp. (a)(b)	12,867	81,963
SpartanNash Co.	8,123	278,456
Sprouts Farmers Market LLC (a)	25,546	761,271
U.S. Foods Holding Corp. (a)	50,727	1,908,350
United Natural Foods, Inc. (a)	13,075	561,310
Weis Markets, Inc.	3,801	303,624
		12,090,655
Food Products - 1.8%
Alico, Inc.	810	32,133
AppHarvest, Inc. (a)(b)	13,871	57,010
B&G Foods, Inc. Class A (b)	15,029	404,731
Benson Hill, Inc. (a)(b)	30,705	111,152
Beyond Meat, Inc. (a)(b)	13,680	504,518
Bunge Ltd.	31,983	3,617,917
Cal-Maine Foods, Inc.	8,709	467,935
Calavo Growers, Inc.	3,945	142,967
Campbell Soup Co.	45,979	2,171,128
Darling Ingredients, Inc. (a)	36,850	2,704,422
Flowers Foods, Inc.	45,117	1,196,503
Fresh Del Monte Produce, Inc.	7,428	193,499
Freshpet, Inc. (a)(b)	9,874	921,738
Hostess Brands, Inc. Class A (a)	31,271	709,539
Ingredion, Inc.	15,101	1,285,246
J&J Snack Foods Corp.	3,451	516,615
John B. Sanfilippo & Son, Inc.	2,056	159,628
Lamb Weston Holdings, Inc.	33,038	2,183,812
Lancaster Colony Corp.	4,512	700,172
Landec Corp. (a)	5,653	56,247
Mission Produce, Inc. (a)	8,059	102,510
Pilgrim's Pride Corp. (a)	11,294	320,185
Post Holdings, Inc. (a)(b)	12,876	957,846
Sanderson Farms, Inc.	4,832	915,036
Seaboard Corp.	59	249,274
Seneca Foods Corp. Class A (a)	1,391	75,462
Sovos Brands, Inc.	5,411	81,706
Tattooed Chef, Inc. (a)(b)	10,164	81,210
The Hain Celestial Group, Inc. (a)	20,751	695,989
The Simply Good Foods Co. (a)	19,223	800,638
The Vita Coco Co., Inc. (b)	2,605	28,290
Tootsie Roll Industries, Inc.	4,218	147,757
TreeHouse Foods, Inc. (a)(b)	12,925	407,138
Utz Brands, Inc. Class A (b)	14,301	201,930
Vital Farms, Inc. (a)(b)	5,676	65,274
Whole Earth Brands, Inc. Class A (a)	9,100	62,881
		23,330,038
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,177	95,331
Central Garden & Pet Co. Class A (non-vtg.) (a)	8,903	368,406
Energizer Holdings, Inc.	14,721	445,899
Reynolds Consumer Products, Inc. (b)	12,656	374,491
Spectrum Brands Holdings, Inc.	9,229	785,111
WD-40 Co.	3,112	572,546
		2,641,784
Personal Products - 0.4%
BellRing Brands, Inc. (a)	25,349	543,229
Coty, Inc. Class A (a)	78,251	634,616
Edgewell Personal Care Co.	12,239	466,795
elf Beauty, Inc. (a)	11,139	271,012
Herbalife Nutrition Ltd. (a)	22,374	594,701
Inter Parfums, Inc.	4,128	337,381
MediFast, Inc.	2,705	482,464
Nu Skin Enterprises, Inc. Class A	11,535	491,852
The Beauty Health Co. (a)	21,715	284,467
The Honest Co., Inc.	5,649	22,370
USANA Health Sciences, Inc. (a)	2,600	199,316
Veru, Inc. (a)(b)	14,425	169,061
		4,497,264
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	36,014	68,787
Turning Point Brands, Inc.	3,481	109,269
Universal Corp.	5,706	330,092
Vector Group Ltd.	30,404	386,739
		894,887
TOTAL CONSUMER STAPLES		48,218,398
ENERGY - 4.1%
Energy Equipment & Services - 0.9%
Archrock, Inc.	29,254	254,802
Bristow Group, Inc. (a)	5,417	161,535
Cactus, Inc.	13,541	676,102
Championx Corp.	45,907	968,638
Core Laboratories NV	10,774	280,124
DMC Global, Inc. (a)	4,136	82,679
Dril-Quip, Inc. (a)	7,963	229,971
Expro Group Holdings NV (a)(b)	6,720	102,682
Exterran Corp. (a)	4,795	32,558
Helix Energy Solutions Group, Inc. (a)	31,221	128,318
Helmerich & Payne, Inc.	23,908	1,100,485
Liberty Oilfield Services, Inc. Class A (a)	23,903	385,794
Nabors Industries Ltd. (a)	1,768	273,368
Newpark Resources, Inc. (a)	22,941	80,064
Nextier Oilfield Solutions, Inc. (a)	36,810	406,014
Noble Corp. (a)	13,536	432,204
NOV, Inc.	89,281	1,618,665
Oceaneering International, Inc. (a)	22,529	255,254
Oil States International, Inc. (a)	13,541	91,537
Patterson-UTI Energy, Inc.	48,744	801,351
ProPetro Holding Corp. (a)	18,963	268,137
RPC, Inc. (a)(b)	15,764	163,000
Select Energy Services, Inc. Class A (a)	15,518	120,420
Solaris Oilfield Infrastructure, Inc. Class A	6,276	70,605
TechnipFMC PLC (a)	95,954	664,002
TETRA Technologies, Inc. (a)	30,477	112,155
Tidewater, Inc. (a)	9,719	193,991
Transocean Ltd. (United States) (a)(b)	139,191	523,358
U.S. Silica Holdings, Inc. (a)	17,137	318,405
Valaris Ltd. (a)	14,760	749,070
Weatherford International PLC (a)	15,008	484,458
		12,029,746
Oil, Gas & Consumable Fuels - 3.2%
Aemetis, Inc. (a)(b)	6,721	61,363
Alto Ingredients, Inc. (a)(b)	16,299	94,045
American Resources Corp. (a)(b)	10,966	19,848
Amplify Energy Corp. (a)(b)	8,421	56,252
Antero Resources Corp. (a)	64,970	2,286,944
APA Corp.	82,686	3,384,338
Arch Resources, Inc.	3,479	578,836
Archaea Energy, Inc. (a)(b)	9,203	202,466
Berry Corp.	15,156	166,261
Brigham Minerals, Inc. Class A	10,731	265,914
California Resources Corp.	18,290	735,441
Callon Petroleum Co. (a)(b)	10,749	551,101
Centennial Resource Development, Inc. Class A (a)	42,761	330,970
Centrus Energy Corp. Class A (a)(b)	2,385	66,208
Chesapeake Energy Corp.	23,690	1,943,054
Civitas Resources, Inc.	16,400	961,368
Clean Energy Fuels Corp. (a)(b)	38,940	228,188
CNX Resources Corp. (a)(b)	45,883	942,896
Comstock Resources, Inc. (a)(b)	21,018	357,937
CONSOL Energy, Inc. (a)	7,354	349,683
Continental Resources, Inc.	13,287	738,359
Crescent Energy, Inc. Class A (b)	6,337	99,554
CVR Energy, Inc.	6,584	165,061
Delek U.S. Holdings, Inc. (a)	17,173	415,587
Denbury, Inc. (a)	11,397	729,180
DT Midstream, Inc.	21,978	1,181,318
Earthstone Energy, Inc. (a)(b)	6,502	87,712
EQT Corp.	68,448	2,720,808
Equitrans Midstream Corp.	92,359	725,942
Falcon Minerals Corp.	8,621	58,623
Gevo, Inc. (a)(b)	45,708	169,577
Green Plains, Inc. (a)(b)	12,435	349,050
Gulfport Energy Corp. (a)	2,581	242,562
HF Sinclair Corp. (a)	34,017	1,293,326
International Seaways, Inc.	9,849	208,109
Kosmos Energy Ltd. (a)	102,718	694,374
Laredo Petroleum, Inc. (a)	3,246	231,148
Magnolia Oil & Gas Corp. Class A	33,475	777,959
Matador Resources Co.	25,100	1,225,382
Murphy Oil Corp.	32,990	1,256,259
National Energy Services Reunited Corp. (a)	10,036	67,141
New Fortress Energy, Inc.	9,401	364,571
Nextdecade Corp. (a)(b)	5,834	32,612
Northern Oil & Gas, Inc.	14,888	371,902
Oasis Petroleum, Inc.	4,213	558,897
Par Pacific Holdings, Inc. (a)	10,241	150,235
PBF Energy, Inc. Class A (a)	21,588	627,347
PDC Energy, Inc.	22,159	1,545,369
Peabody Energy Corp. (a)	21,500	486,760
Range Resources Corp. (a)	56,844	1,701,909
Ranger Oil Corp. (a)	4,898	156,001
Renewable Energy Group, Inc. (a)	11,451	699,198
Rex American Resources Corp. (a)	1,276	107,988
Ring Energy, Inc. (a)(b)	17,699	79,115
SandRidge Energy, Inc. (a)	6,987	129,749
SilverBow Resources, Inc. (a)	2,171	79,459
SM Energy Co.	27,627	981,587
Southwestern Energy Co. (a)	253,594	1,901,955
Talos Energy, Inc. (a)	9,289	168,781
Teekay Corp. (a)	14,610	47,336
Teekay Tankers Ltd. (a)	5,354	85,718
Tellurian, Inc. (a)(b)	91,157	453,962
Texas Pacific Land Corp.	1,412	1,929,639
Uranium Energy Corp. (a)(b)	60,100	255,425
VAALCO Energy, Inc.	12,554	82,103
Vertex Energy, Inc. (a)(b)	10,456	99,437
W&T Offshore, Inc. (a)	22,599	107,571
Whiting Petroleum Corp.	8,893	649,634
World Fuel Services Corp.	14,610	353,854
		41,228,258
TOTAL ENERGY		53,258,004
FINANCIALS - 15.8%
Banks - 6.0%
1st Source Corp.	3,959	171,306
Allegiance Bancshares, Inc.	4,369	178,517
Amerant Bancorp, Inc. Class A	5,729	152,334
Ameris Bancorp	15,070	628,419
Associated Banc-Corp.	33,858	675,467
Atlantic Union Bankshares Corp.	17,157	579,563
Banc of California, Inc.	12,229	220,611
BancFirst Corp.	4,245	347,029
Bancorp, Inc., Delaware (a)	13,063	296,399
Bank of Hawaii Corp.	9,134	679,022
Bank of Marin Bancorp	3,481	108,816
Bank OZK	27,485	1,055,974
BankUnited, Inc.	19,418	728,952
Banner Corp.	7,970	427,989
Berkshire Hills Bancorp, Inc.	11,325	280,181
BOK Financial Corp.	6,836	566,909
Brookline Bancorp, Inc., Delaware	17,539	253,614
Byline Bancorp, Inc.	5,121	120,139
Cadence Bank	42,868	1,073,415
Camden National Corp.	3,370	150,808
Cathay General Bancorp	17,151	687,584
CBTX, Inc.	4,007	114,280
Central Pacific Financial Corp.	6,490	156,928
City Holding Co.	3,370	260,771
Coastal Financial Corp. of Washington (a)	2,302	94,474
Columbia Banking Systems, Inc.	17,678	496,398
Comerica, Inc.	29,749	2,436,443
Commerce Bancshares, Inc.	25,125	1,717,796
Community Bank System, Inc.	12,223	787,161
Community Trust Bancorp, Inc.	3,329	132,527
ConnectOne Bancorp, Inc.	8,141	226,808
CrossFirst Bankshares, Inc. (a)	10,653	136,465
Cullen/Frost Bankers, Inc.	12,957	1,714,082
Customers Bancorp, Inc. (a)	6,970	293,228
CVB Financial Corp.	30,784	708,648
Dime Community Bancshares, Inc.	7,335	230,612
Eagle Bancorp, Inc.	7,371	371,130
East West Bancorp, Inc.	32,323	2,304,630
Eastern Bankshares, Inc.	38,495	737,564
Enterprise Financial Services Corp.	8,515	376,108
Equity Bancshares, Inc.	3,384	103,314
Farmers National Banc Corp.	6,692	102,521
FB Financial Corp.	8,366	322,342
Financial Institutions, Inc.	3,300	91,872
First Bancorp, North Carolina	8,057	301,815
First Bancorp, Puerto Rico	45,816	623,556
First Bancshares, Inc.	4,649	149,651
First Busey Corp.	11,650	261,776
First Citizens Bancshares, Inc.	3,034	1,939,879
First Commonwealth Financial Corp.	21,957	295,980
First Financial Bancorp, Ohio	21,675	443,254
First Financial Bankshares, Inc.	29,222	1,168,296
First Financial Corp., Indiana	2,383	101,563
First Foundation, Inc.	11,232	249,575
First Hawaiian, Inc.	28,865	681,503
First Horizon National Corp.	121,641	2,722,326
First Internet Bancorp	2,032	78,212
First Interstate Bancsystem, Inc.	18,586	604,417
First Merchants Corp.	12,116	474,826
Flushing Financial Corp.	6,640	142,760
FNB Corp., Pennsylvania	76,908	885,980
Fulton Financial Corp.	36,420	552,491
German American Bancorp, Inc.	5,592	196,279
Glacier Bancorp, Inc.	24,707	1,130,592
Great Southern Bancorp, Inc.	2,300	130,502
Hancock Whitney Corp.	19,700	921,369
Hanmi Financial Corp.	6,984	161,680
HarborOne Bancorp, Inc.	11,503	154,025
Heartland Financial U.S.A., Inc.	9,275	405,967
Heritage Commerce Corp.	13,798	154,952
Heritage Financial Corp., Washington	7,805	189,037
Hilltop Holdings, Inc.	14,078	358,848
Home Bancshares, Inc.	34,111	737,480
HomeStreet, Inc.	4,506	182,899
HomeTrust Bancshares, Inc.	3,488	94,281
Hope Bancorp, Inc.	27,775	397,183
Horizon Bancorp, Inc. Indiana	8,794	153,719
Independent Bank Corp.	4,466	88,159
Independent Bank Corp.	10,747	829,239
Independent Bank Group, Inc.	8,360	566,808
International Bancshares Corp.	12,299	489,377
Lakeland Bancorp, Inc.	13,784	207,174
Lakeland Financial Corp.	5,894	429,201
Live Oak Bancshares, Inc.	7,453	315,485
Mercantile Bank Corp.	3,089	96,995
Meta Financial Group, Inc.	6,780	295,947
Metropolitan Bank Holding Corp. (a)	2,299	204,726
Midland States Bancorp, Inc.	4,475	117,961
National Bank Holdings Corp.	7,066	257,980
NBT Bancorp, Inc.	9,984	351,437
Nicolet Bankshares, Inc. (a)	2,832	230,468
Northwest Bancshares, Inc.	29,244	370,814
OceanFirst Financial Corp.	13,770	257,912
OFG Bancorp	11,668	310,135
Old National Bancorp, Indiana	67,237	1,019,313
Old Second Bancorp, Inc.	8,811	121,327
Origin Bancorp, Inc.	4,831	182,032
Pacific Premier Bancorp, Inc.	21,463	673,080
PacWest Bancorp	27,256	896,450
Park National Corp.	3,348	394,562
Peapack-Gladstone Financial Corp.	3,690	114,353
Peoples Bancorp, Inc.	5,721	156,870
Pinnacle Financial Partners, Inc.	17,341	1,344,795
Popular, Inc.	18,165	1,416,688
Preferred Bank, Los Angeles	3,019	202,635
Premier Financial Corp.	8,613	228,589
Prosperity Bancshares, Inc.	20,961	1,370,430
QCR Holdings, Inc.	3,370	182,957
Renasant Corp.	12,887	383,904
Republic First Bancorp, Inc. (a)	10,815	45,315
S&T Bancorp, Inc.	8,724	246,540
Sandy Spring Bancorp, Inc.	10,165	399,180
Seacoast Banking Corp., Florida	13,603	442,098
ServisFirst Bancshares, Inc.	11,113	892,596
Silvergate Capital Corp. (a)	6,932	810,767
Simmons First National Corp. Class A	25,592	610,881
Southside Bancshares, Inc.	7,217	282,834
Southstate Corp.	17,469	1,352,799
Stock Yards Bancorp, Inc.	5,579	291,670
Synovus Financial Corp.	33,012	1,371,318
Texas Capital Bancshares, Inc. (a)	11,490	590,126
Tompkins Financial Corp.	2,744	200,312
TowneBank	15,264	420,828
Trico Bancshares	6,144	230,707
TriState Capital Holdings, Inc. (a)	6,442	194,613
Triumph Bancorp, Inc. (a)	5,518	383,170
Trustmark Corp.	13,780	384,186
UMB Financial Corp.	9,781	882,051
Umpqua Holdings Corp.	49,180	813,437
United Bankshares, Inc., West Virginia	30,971	1,030,095
United Community Bank, Inc.	23,897	720,256
Univest Corp. of Pennsylvania	6,720	169,344
Valley National Bancorp	95,905	1,148,942
Veritex Holdings, Inc.	11,555	379,582
Washington Trust Bancorp, Inc.	3,901	183,113
Webster Financial Corp.	40,973	2,048,240
WesBanco, Inc.	13,985	450,876
Westamerica Bancorp.	6,246	368,014
Western Alliance Bancorp.	24,214	1,842,928
Wintrust Financial Corp.	12,959	1,131,580
Zions Bancorp NA	34,516	1,950,499
		76,722,523
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	9,243	1,160,644
Ares Management Corp.	38,162	2,527,088
Artisan Partners Asset Management, Inc.	15,289	491,388
Assetmark Financial Holdings, Inc. (a)	4,318	83,035
B. Riley Financial, Inc. (b)	3,658	165,195
Bakkt Holdings, Inc. Class A (a)(b)	7,753	29,616
BGC Partners, Inc. Class A	75,054	272,446
Blucora, Inc. (a)	11,468	232,227
Blue Owl Capital, Inc. Class A (b)	75,596	901,860
Bridge Investment Group Holdings, Inc. (b)	5,460	102,539
BrightSphere Investment Group, Inc.	8,413	168,597
Carlyle Group LP	31,655	1,148,760
Cboe Global Markets, Inc.	24,282	2,743,380
Cohen & Steers, Inc.	5,836	453,399
Coinbase Global, Inc. (a)(b)	6,735	759,102
Cowen Group, Inc. Class A	6,146	140,436
Diamond Hill Investment Group, Inc.	700	117,859
Donnelley Financial Solutions, Inc. (a)	6,616	193,650
Evercore, Inc. Class A	8,901	941,281
Federated Hermes, Inc.	22,005	626,702
Focus Financial Partners, Inc. Class A (a)	12,628	498,175
Franklin Resources, Inc.	63,972	1,573,071
Galaxy Digital Holdings Ltd. (a)	23,142	253,100
GCM Grosvenor, Inc. Class A	7,768	64,086
GQG Partners, Inc. unit	92,543	93,029
Greenhill & Co., Inc.	2,970	35,967
Hamilton Lane, Inc. Class A	7,981	547,337
Houlihan Lokey	11,546	961,666
Interactive Brokers Group, Inc.	19,924	1,186,673
Invesco Ltd.	77,552	1,425,406
Janus Henderson Group PLC	38,448	1,171,895
Jefferies Financial Group, Inc.	43,898	1,350,302
Lazard Ltd. Class A	25,623	839,666
LPL Financial	18,250	3,428,628
MarketWise, Inc. Class A (a)(b)	5,311	20,076
Moelis & Co. Class A	13,882	614,417
Morningstar, Inc.	5,401	1,367,695
Open Lending Corp. (a)	23,854	325,369
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,974	63,602
P10, Inc. (a)	5,239	63,392
Perella Weinberg Partners Class A (b)	8,436	65,042
Piper Jaffray Companies (b)	3,297	379,089
PJT Partners, Inc.	5,526	364,661
Sculptor Capital Management, Inc. Class A	4,310	45,083
SEI Investments Co.	24,004	1,337,503
StepStone Group, Inc. Class A	11,142	285,458
Stifel Financial Corp.	23,800	1,472,030
StoneX Group, Inc. (a)	3,873	262,512
Tradeweb Markets, Inc. Class A	23,973	1,706,638
Victory Capital Holdings, Inc.	5,272	142,291
Virtu Financial, Inc. Class A	18,711	540,374
Virtus Investment Partners, Inc.	1,662	294,440
WisdomTree Investments, Inc.	23,850	139,046
		36,176,923
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)	1,225	52,724
Credit Acceptance Corp. (a)(b)	1,828	936,850
CURO Group Holdings Corp.	4,622	54,262
Encore Capital Group, Inc. (a)(b)	5,733	331,425
Enova International, Inc. (a)	7,710	288,354
EZCORP, Inc. (non-vtg.) Class A (a)	12,153	85,071
FirstCash Holdings, Inc.	9,136	728,870
Green Dot Corp. Class A (a)	12,765	338,017
Katapult Holdings, Inc. (a)(b)	12,662	22,412
LendingClub Corp. (a)	23,281	355,035
LendingTree, Inc. (a)	2,694	213,957
Medallion Financial Corp.	4,527	35,446
MoneyLion, Inc. (a)	21,018	43,717
Navient Corp.	34,635	550,350
Nelnet, Inc. Class A	4,708	386,386
OneMain Holdings, Inc.	24,550	1,127,582
Oportun Financial Corp. (a)	4,065	47,113
PRA Group, Inc. (a)(b)	10,025	421,351
PROG Holdings, Inc. (a)	13,202	349,457
Regional Management Corp.	1,965	84,593
SLM Corp.	63,563	1,063,409
SoFi Technologies, Inc. (a)(b)	146,908	899,077
Sunlight Financial Holdings, Inc. Class A (a)(b)	8,216	34,096
Upstart Holdings, Inc. (a)(b)	11,207	840,749
World Acceptance Corp. (a)(b)	980	184,936
		9,475,239
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	1,944	153,187
Cannae Holdings, Inc. (a)	19,361	433,686
Equitable Holdings, Inc.	85,655	2,469,434
Jackson Financial, Inc.	21,175	895,914
Voya Financial, Inc. (b)	24,546	1,549,834
		5,502,055
Insurance - 3.9%
Alleghany Corp. (a)	3,120	2,609,880
AMBAC Financial Group, Inc. (a)	11,172	86,360
American Equity Investment Life Holding Co.	18,690	704,987
American Financial Group, Inc.	15,069	2,086,755
American National Group, Inc.	2,928	552,250
Amerisafe, Inc.	4,386	203,291
Argo Group International Holdings, Ltd.	8,094	346,423
Assurant, Inc.	12,975	2,359,893
Assured Guaranty Ltd.	15,832	873,135
Axis Capital Holdings Ltd.	17,557	1,006,543
Brighthouse Financial, Inc. (a)	17,567	902,241
Brown & Brown, Inc.	53,404	3,309,980
BRP Group, Inc. (a)	12,492	288,815
CNO Financial Group, Inc.	27,089	653,928
eHealth, Inc. (a)	5,510	44,356
Employers Holdings, Inc.	6,222	244,773
Enstar Group Ltd. (a)	2,817	664,108
Erie Indemnity Co. Class A	5,678	910,070
Everest Re Group Ltd.	8,967	2,463,325
First American Financial Corp.	25,015	1,458,625
Genworth Financial, Inc. Class A (a)	116,746	433,128
Globe Life, Inc.	21,141	2,073,509
GoHealth, Inc. (a)(b)	16,376	12,236
Goosehead Insurance	4,611	265,086
Hanover Insurance Group, Inc.	8,088	1,187,480
HCI Group, Inc.	1,939	124,271
Hippo Holdings, Inc. (a)	84,067	158,046
Horace Mann Educators Corp.	9,588	382,082
James River Group Holdings Ltd.	8,411	199,425
Kemper Corp.	13,596	627,591
Kinsale Capital Group, Inc.	4,886	1,083,177
Lemonade, Inc. (a)(b)	9,022	188,199
Lincoln National Corp.	37,868	2,277,760
Loews Corp.	44,518	2,797,511
MBIA, Inc. (a)(b)	11,053	133,078
Mercury General Corp.	6,146	309,943
MetroMile, Inc. (a)	15,380	15,094
National Western Life Group, Inc.	482	95,802
Old Republic International Corp.	65,006	1,430,782
Oscar Health, Inc. (a)(b)	8,718	64,164
Palomar Holdings, Inc. (a)	5,642	307,207
Primerica, Inc.	8,987	1,164,356
ProAssurance Corp.	12,482	306,683
Reinsurance Group of America, Inc.	15,256	1,637,274
RenaissanceRe Holdings Ltd.	10,018	1,437,783
RLI Corp.	9,084	1,042,662
Root, Inc. (a)(b)	25,705	49,611
Ryan Specialty Group Holdings, Inc. (b)	13,246	489,970
Safety Insurance Group, Inc.	3,191	274,554
Selective Insurance Group, Inc.	13,692	1,127,673
Selectquote, Inc. (a)(b)	28,205	58,102
Siriuspoint Ltd. (a)	20,416	128,212
Stewart Information Services Corp.	6,289	324,512
Tiptree, Inc.	4,749	55,231
Trean Insurance Group, Inc. (a)	4,114	20,652
Trupanion, Inc. (a)(b)	7,807	496,681
United Fire Group, Inc.	4,832	141,529
Universal Insurance Holdings, Inc.	6,527	81,979
Unum Group	46,398	1,416,067
W.R. Berkley Corp.	47,724	3,173,169
White Mountains Insurance Group Ltd.	675	707,414
		50,069,423
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	4,778	36,265
AGNC Investment Corp.	119,170	1,308,487
Annaly Capital Management, Inc.	332,327	2,133,539
Apollo Commercial Real Estate Finance, Inc.	29,884	359,803
Arbor Realty Trust, Inc.	34,545	590,720
Ares Commercial Real Estate Corp.	11,100	167,277
Armour Residential REIT, Inc.	21,069	154,646
Blackstone Mortgage Trust, Inc.	38,515	1,156,991
BrightSpire Capital, Inc.	20,937	177,965
Broadmark Realty Capital, Inc.	30,936	241,610
Cherry Hill Mortgage Investment Corp.	3,346	21,916
Chimera Investment Corp.	54,921	550,308
Dynex Capital, Inc.	8,845	143,554
Ellington Financial LLC	12,992	210,340
Ellington Residential Mortgage REIT	2,283	20,045
Franklin BSP Realty Trust, Inc.	10,196	135,199
Granite Point Mortgage Trust, Inc.	12,399	120,642
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,316	772,447
Invesco Mortgage Capital, Inc.	69,091	120,218
KKR Real Estate Finance Trust, Inc.	10,293	195,567
Ladder Capital Corp. Class A	25,032	285,114
MFA Financial, Inc.	23,020	328,035
New Residential Investment Corp.	106,100	1,103,440
New York Mortgage Trust, Inc.	85,640	275,761
Orchid Island Capital, Inc.	37,271	103,613
PennyMac Mortgage Investment Trust	21,579	331,022
Ready Capital Corp.	15,304	222,979
Redwood Trust, Inc.	25,833	250,580
Sachem Capital Corp.	6,410	30,896
Starwood Property Trust, Inc.	69,714	1,595,056
TPG RE Finance Trust, Inc.	12,968	136,812
Two Harbors Investment Corp.	79,757	383,631
		13,664,478
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	12,228	463,197
Blue Foundry Bancorp (b)	5,378	67,870
Capitol Federal Financial, Inc.	29,657	285,597
Columbia Financial, Inc. (a)	9,164	173,658
Essent Group Ltd.	25,093	1,017,019
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,081	213,157
Flagstar Bancorp, Inc.	12,283	433,590
Hingham Institution for Savings	337	108,875
Kearny Financial Corp.	16,098	190,922
Merchants Bancorp	6,007	141,285
MGIC Investment Corp.	72,688	949,305
Mr. Cooper Group, Inc. (a)	17,075	767,863
New York Community Bancorp, Inc.	105,613	975,864
NMI Holdings, Inc. (a)	20,034	368,225
Northfield Bancorp, Inc.	10,372	135,769
Ocwen Financial Corp. (a)	1,742	36,234
PennyMac Financial Services, Inc.	6,917	335,890
Provident Financial Services, Inc.	17,149	379,507
Radian Group, Inc.	40,736	871,343
Rocket Companies, Inc. (b)	31,680	280,368
Southern Missouri Bancorp, Inc.	1,690	71,318
TFS Financial Corp.	10,624	159,254
Trustco Bank Corp., New York	4,119	128,307
UWM Holdings Corp. Class A (b)	19,426	72,070
Walker & Dunlop, Inc.	6,699	802,272
Washington Federal, Inc.	15,209	462,810
Waterstone Financial, Inc.	5,196	83,448
WSFS Financial Corp.	14,968	599,768
		10,574,785
TOTAL FINANCIALS		202,185,426
HEALTH CARE - 11.8%
Biotechnology - 3.8%
2seventy bio, Inc. (a)(b)	5,294	71,257
4D Molecular Therapeutics, Inc. (a)(b)	5,715	68,066
ACADIA Pharmaceuticals, Inc. (a)	26,574	490,025
Adagio Therapeutics, Inc.	4,200	12,012
Adicet Bio, Inc. (a)	4,059	59,830
ADMA Biologics, Inc. (a)	43,089	79,284
Adverum Biotechnologies, Inc. (a)(b)	17,165	18,367
Aeglea BioTherapeutics, Inc. (a)	8,123	11,697
Agenus, Inc. (a)(b)	52,741	97,571
Agios Pharmaceuticals, Inc. (a)(b)	12,545	275,614
Akebia Therapeutics, Inc. (a)	44,537	18,492
Akero Therapeutics, Inc. (a)	5,274	55,324
Alaunos Therapeutics, Inc. (a)(b)	46,987	24,969
Albireo Pharma, Inc. (a)(b)	4,481	142,585
Aldeyra Therapeutics, Inc. (a)	13,201	40,527
Alector, Inc. (a)	12,947	124,291
Alkermes PLC (a)	36,620	1,056,487
Allakos, Inc. (a)	7,593	28,626
Allogene Therapeutics, Inc. (a)(b)	16,277	135,913
Allovir, Inc. (a)(b)	6,084	27,682
Altimmune, Inc. (a)	8,657	39,130
ALX Oncology Holdings, Inc. (a)	5,080	64,922
Amicus Therapeutics, Inc. (a)	58,238	412,325
AnaptysBio, Inc. (a)(b)	4,197	98,210
Anavex Life Sciences Corp. (a)(b)	17,965	154,319
Anika Therapeutics, Inc. (a)	3,310	71,264
Apellis Pharmaceuticals, Inc. (a)	20,217	880,046
Applied Molecular Transport, Inc. (a)(b)	3,635	15,594
AquaBounty Technologies, Inc. (a)(b)	7,939	10,638
Arbutus Biopharma Corp. (a)	20,229	47,134
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,935	95,640
Arcus Biosciences, Inc. (a)(b)	10,628	257,304
Arcutis Biotherapeutics, Inc. (a)	6,457	130,367
Ardelyx, Inc. (a)(b)	19,310	15,890
Arrowhead Pharmaceuticals, Inc. (a)	24,190	994,451
Assembly Biosciences, Inc. (a)	9,778	17,209
Atara Biotherapeutics, Inc. (a)	20,505	130,412
Athersys, Inc. (a)(b)	45,968	22,529
Atossa Therapeutics, Inc. (a)(b)	24,100	24,341
Atreca, Inc. (a)	9,122	17,879
Aura Biosciences, Inc.	1,202	20,386
AVEO Pharmaceuticals, Inc. (a)	6,374	32,380
Avid Bioservices, Inc. (a)	14,508	195,278
Avidity Biosciences, Inc. (a)(b)	9,577	136,951
Avita Medical, Inc. (a)	5,197	31,702
Beam Therapeutics, Inc. (a)(b)	10,459	392,526
BioAtla, Inc. (a)	3,142	10,934
BioCryst Pharmaceuticals, Inc. (a)(b)	41,786	388,192
Biohaven Pharmaceutical Holding Co. Ltd. (a)	13,941	1,243,119
BioXcel Therapeutics, Inc. (a)(b)	4,115	53,948
bluebird bio, Inc. (a)(b)	16,259	59,020
Blueprint Medicines Corp. (a)	13,315	776,930
BridgeBio Pharma, Inc. (a)(b)	25,143	201,647
C4 Therapeutics, Inc. (a)	8,450	72,417
Cardiff Oncology, Inc. (a)	8,202	10,991
CareDx, Inc. (a)	12,264	373,316
Caribou Biosciences, Inc.	4,434	32,812
Catalyst Pharmaceutical Partners, Inc. (a)	21,457	163,502
Cel-Sci Corp. (a)(b)	10,716	30,648
Celldex Therapeutics, Inc. (a)	10,845	331,315
Century Therapeutics, Inc. (b)	2,254	27,093
Cerevel Therapeutics Holdings (a)(b)	12,626	369,689
Checkpoint Therapeutics, Inc. (a)(b)	11,543	14,544
ChemoCentryx, Inc. (a)	10,978	202,654
Chimerix, Inc. (a)	17,315	76,186
Chinook Therapeutics, Inc. (a)	10,437	157,912
Clovis Oncology, Inc. (a)(b)	32,069	64,138
Cogent Biosciences, Inc. (a)	6,964	44,709
Coherus BioSciences, Inc. (a)	13,858	125,276
Concert Pharmaceuticals, Inc. (a)	5,465	17,051
Cortexyme, Inc. (a)(b)	3,704	13,557
Crinetics Pharmaceuticals, Inc. (a)	8,724	177,272
CRISPR Therapeutics AG (a)(b)	15,989	793,374
CTI BioPharma Corp. (a)(b)	18,191	92,956
Cue Biopharma, Inc. (a)(b)	6,426	25,447
Cullinan Oncology, Inc. (a)(b)	5,602	54,956
Curis, Inc. (a)	16,080	14,692
Cytokinetics, Inc. (a)(b)	18,975	756,533
CytomX Therapeutics, Inc. (a)	13,476	23,044
Day One Biopharmaceuticals, Inc. (a)	2,292	19,528
Deciphera Pharmaceuticals, Inc. (a)(b)	9,980	100,998
Denali Therapeutics, Inc. (a)(b)	20,925	498,015
DermTech, Inc. (a)(b)	6,481	55,413
Design Therapeutics, Inc. (a)(b)	2,616	31,235
Dynavax Technologies Corp. (a)(b)	26,356	232,723
Dyne Therapeutics, Inc. (a)(b)	5,277	42,110
Eagle Pharmaceuticals, Inc. (a)	2,672	117,915
Editas Medicine, Inc. (a)(b)	16,028	212,211
Eiger Biopharmaceuticals, Inc. (a)(b)	7,910	54,342
Emergent BioSolutions, Inc. (a)	11,102	359,483
Enanta Pharmaceuticals, Inc. (a)	4,179	269,128
Entrada Therapeutics, Inc.	1,964	11,745
Epizyme, Inc. (a)	32,140	20,743
Erasca, Inc.	4,250	30,940
Evelo Biosciences, Inc. (a)(b)	5,405	13,350
Exelixis, Inc. (a)	71,707	1,601,934
Fate Therapeutics, Inc. (a)(b)	18,377	524,847
FibroGen, Inc. (a)	20,269	188,502
Foghorn Therapeutics, Inc. (a)(b)	4,280	49,605
Forma Therapeutics Holdings, Inc. (a)	7,484	56,579
G1 Therapeutics, Inc. (a)(b)	8,538	43,885
Generation Bio Co. (a)(b)	10,543	66,737
Genprex, Inc. (a)(b)	8,257	13,211
Geron Corp. (a)	74,608	105,197
Global Blood Therapeutics, Inc. (a)	13,589	417,182
Gossamer Bio, Inc. (a)	11,779	81,393
Greenwich Lifesciences, Inc. (a)	826	9,788
Gritstone Bio, Inc. (a)	11,966	30,992
Halozyme Therapeutics, Inc. (a)	31,715	1,265,429
Harpoon Therapeutics, Inc. (a)(b)	4,753	10,694
Heron Therapeutics, Inc. (a)(b)	22,633	102,301
Homology Medicines, Inc. (a)(b)	8,060	13,380
Humacyte, Inc. Class A (a)(b)	13,062	92,479
Humanigen, Inc. (a)(b)	10,484	19,710
iBio, Inc. (a)(b)	47,455	13,885
Icosavax, Inc. (a)(b)	2,758	19,996
Ideaya Biosciences, Inc. (a)(b)	7,594	72,826
IGM Biosciences, Inc. (a)(b)	1,759	29,446
Imago BioSciences, Inc.	1,902	31,098
Immunic, Inc. (a)	4,015	27,182
ImmunityBio, Inc. (a)(b)	14,829	53,829
ImmunoGen, Inc. (a)	45,159	218,118
Immunovant, Inc. (a)(b)	8,707	40,139
Infinity Pharmaceuticals, Inc. (a)	16,909	13,345
Inhibrx, Inc. (a)(b)	4,951	78,473
Inmune Bio, Inc. (a)(b)	2,334	17,552
Inovio Pharmaceuticals, Inc. (a)(b)	48,567	132,588
Insmed, Inc. (a)	26,551	583,325
Intellia Therapeutics, Inc. (a)	15,713	770,408
Intercept Pharmaceuticals, Inc. (a)(b)	6,008	94,386
Ionis Pharmaceuticals, Inc. (a)	31,935	1,173,931
Iovance Biotherapeutics, Inc. (a)	31,631	479,210
Ironwood Pharmaceuticals, Inc. Class A (a)	37,861	454,332
iTeos Therapeutics, Inc. (a)	4,697	125,363
Iveric Bio, Inc. (a)	24,624	341,042
Janux Therapeutics, Inc. (b)	2,620	25,781
Jounce Therapeutics, Inc. (a)	7,031	37,264
Kalvista Pharmaceuticals, Inc. (a)	4,493	57,196
Karuna Therapeutics, Inc. (a)	4,937	550,278
Karyopharm Therapeutics, Inc. (a)(b)	15,492	94,501
Keros Therapeutics, Inc. (a)	3,029	160,567
Kezar Life Sciences, Inc. (a)	8,936	106,160
Kiniksa Pharmaceuticals Ltd. (a)(b)	6,143	57,314
Kinnate Biopharma, Inc. (a)	3,588	26,802
Kodiak Sciences, Inc. (a)	7,495	45,120
Kronos Bio, Inc. (a)(b)	8,975	42,452
Krystal Biotech, Inc. (a)(b)	4,730	286,685
Kura Oncology, Inc. (a)	15,687	225,108
Kymera Therapeutics, Inc. (a)	8,337	261,365
Lexicon Pharmaceuticals, Inc. (a)	14,152	25,615
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,875	359,833
Lineage Cell Therapeutics, Inc. (a)(b)	27,150	33,123
Macrogenics, Inc. (a)	13,218	94,509
Madrigal Pharmaceuticals, Inc. (a)	2,875	201,250
MannKind Corp. (a)(b)	59,391	185,894
Mersana Therapeutics, Inc. (a)	16,528	57,517
MiMedx Group, Inc. (a)	17,387	68,679
Mirati Therapeutics, Inc. (a)	11,261	695,817
Mirum Pharmaceuticals, Inc. (a)	3,684	87,606
Monte Rosa Therapeutics, Inc. (b)	2,639	28,765
Morphic Holding, Inc. (a)	5,815	176,253
Myovant Sciences Ltd. (a)(b)	9,649	89,832
Myriad Genetics, Inc. (a)	18,479	378,820
Natera, Inc. (a)	19,934	700,082
Neurocrine Biosciences, Inc. (a)	21,552	1,940,327
NextCure, Inc. (a)	3,778	15,716
Nkarta, Inc. (a)(b)	3,007	55,449
Novavax, Inc. (a)(b)	17,205	775,429
Nurix Therapeutics, Inc. (a)(b)	9,063	100,327
Nuvalent, Inc. Class A (a)(b)	2,074	21,341
Ocugen, Inc. (a)(b)	44,908	98,349
Olema Pharmaceuticals, Inc. (a)(b)	5,762	14,693
Opko Health, Inc. (a)(b)	95,320	257,364
Organogenesis Holdings, Inc. Class A (a)	14,018	90,276
ORIC Pharmaceuticals, Inc. (a)	6,825	22,659
Outlook Therapeutics, Inc. (a)(b)	23,983	37,174
Oyster Point Pharma, Inc. (a)(b)	2,743	17,500
Palatin Technologies, Inc. (a)(b)	45,400	17,420
Passage Bio, Inc. (a)	7,650	14,918
PDL BioPharma, Inc. (a)(c)	15,583	38,490
PDS Biotechnology Corp. (a)(b)	4,834	26,732
Pieris Pharmaceuticals, Inc. (a)	12,610	35,308
PMV Pharmaceuticals, Inc. (a)(b)	6,469	93,736
Point Biopharma Global, Inc. (a)(b)	16,304	138,747
Praxis Precision Medicines, Inc. (a)(b)	8,261	66,914
Precigen, Inc. (a)(b)	24,049	31,985
Precision BioSciences, Inc. (a)	10,996	21,882
Prelude Therapeutics, Inc. (a)(b)	2,905	13,334
Prometheus Biosciences, Inc. (a)	2,345	61,674
Protagonist Therapeutics, Inc. (a)	9,987	90,782
Prothena Corp. PLC (a)	8,412	245,294
PTC Therapeutics, Inc. (a)	15,885	561,217
Puma Biotechnology, Inc. (a)	7,667	18,094
Radius Health, Inc. (a)(b)	11,504	78,687
RAPT Therapeutics, Inc. (a)	4,736	71,656
Recursion Pharmaceuticals, Inc. (a)(b)	5,536	34,323
REGENXBIO, Inc. (a)	8,860	245,954
Relay Therapeutics, Inc. (a)(b)	17,773	423,531
Repligen Corp. (a)	11,717	1,842,381
Replimune Group, Inc. (a)	6,997	117,340
Revolution Medicines, Inc. (a)(b)	14,413	287,828
Rhythm Pharmaceuticals, Inc. (a)(b)	9,736	60,947
Rigel Pharmaceuticals, Inc. (a)	40,061	94,544
Rocket Pharmaceuticals, Inc. (a)(b)	10,403	106,943
Rubius Therapeutics, Inc. (a)(b)	10,066	16,710
S.A.B. Biotherapeutics, Inc. (a)(b)	5,366	13,415
Sage Therapeutics, Inc. (a)	12,026	379,060
Sana Biotechnology, Inc. (a)(b)	18,391	138,852
Sangamo Therapeutics, Inc. (a)	26,378	109,469
Sarepta Therapeutics, Inc. (a)	19,744	1,427,886
Scholar Rock Holding Corp. (a)(b)	5,871	41,508
Selecta Biosciences, Inc. (a)(b)	20,285	15,544
Seres Therapeutics, Inc. (a)	14,283	67,559
Sesen Bio, Inc. (a)	42,326	16,088
Shattuck Labs, Inc. (a)	6,051	23,236
Silverback Therapeutics, Inc. (a)	4,570	14,213
Solid Biosciences, Inc. (a)	10,911	6,110
Sorrento Therapeutics, Inc. (a)(b)	69,281	104,614
Spectrum Pharmaceuticals, Inc. (a)	43,763	35,347
Spero Therapeutics, Inc. (a)(b)	6,057	29,437
Springworks Therapeutics, Inc. (a)(b)	6,058	259,949
Stoke Therapeutics, Inc. (a)	4,757	68,691
Surface Oncology, Inc. (a)	5,648	11,974
Sutro Biopharma, Inc. (a)	9,456	56,831
Syndax Pharmaceuticals, Inc. (a)	10,198	171,020
Taysha Gene Therapies, Inc. (a)	4,527	16,569
TCR2 Therapeutics, Inc. (a)	10,165	21,651
Tenaya Therapeutics, Inc. (a)(b)	2,834	26,129
TG Therapeutics, Inc. (a)	30,837	214,009
TONIX Pharmaceuticals Holding (a)	94,403	13,773
Travere Therapeutics, Inc. (a)	11,854	297,891
Turning Point Therapeutics, Inc. (a)	11,169	328,815
Twist Bioscience Corp. (a)	12,184	351,387
Tyra Biosciences, Inc. (b)	2,261	16,890
Ultragenyx Pharmaceutical, Inc. (a)	15,425	1,090,393
uniQure B.V. (a)	8,181	122,224
United Therapeutics Corp. (a)	10,223	1,815,196
Vanda Pharmaceuticals, Inc. (a)	12,987	128,831
Vaxart, Inc. (a)(b)	28,850	100,398
Vaxcyte, Inc. (a)	7,526	182,204
VBI Vaccines, Inc. (a)(b)	56,923	71,154
Veracyte, Inc. (a)(b)	16,488	337,509
Verastem, Inc. (a)	42,396	60,202
Vericel Corp. (a)	10,868	309,738
Verve Therapeutics, Inc. (b)	3,150	46,998
Viking Therapeutics, Inc. (a)	15,430	36,723
Vir Biotechnology, Inc. (a)(b)	17,043	346,825
Viridian Therapeutics, Inc. (a)(b)	4,303	59,209
VistaGen Therapeutics, Inc. (a)	40,544	51,491
Voyager Therapeutics, Inc. (a)	5,824	42,690
Xencor, Inc. (a)	13,653	341,052
Y-mAbs Therapeutics, Inc. (a)(b)	8,564	71,938
Zentalis Pharmaceuticals, Inc. (a)	8,722	231,307
		48,669,680
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	21,478	57,131
Alphatec Holdings, Inc. (a)	15,062	163,423
Angiodynamics, Inc. (a)	8,694	183,009
Apollo Endosurgery, Inc. (a)	6,534	35,480
Artivion, Inc. (a)	8,754	177,619
Asensus Surgical, Inc. (a)(b)	50,428	22,859
Atricure, Inc. (a)	10,453	542,824
Atrion Corp.	327	204,905
Avanos Medical, Inc. (a)	11,185	326,155
AxoGen, Inc. (a)	9,160	66,318
Axonics Modulation Technologies, Inc. (a)	10,527	545,509
Beyond Air, Inc. (a)(b)	5,600	33,376
BioLife Solutions, Inc. (a)	6,964	88,234
Bioventus, Inc. (a)(b)	5,170	62,195
Butterfly Network, Inc. Class A (a)(b)	30,265	100,782
Cardiovascular Systems, Inc. (a)	9,201	172,059
Cerus Corp. (a)	39,078	180,540
ClearPoint Neuro, Inc. (a)(b)	3,528	30,235
Co.-Diagnostics, Inc. (a)(b)	7,154	31,478
CONMED Corp.	6,639	882,721
CryoPort, Inc. (a)(b)	11,179	252,198
Cutera, Inc. (a)(b)	3,699	200,893
DarioHealth Corp. (a)(b)	3,188	15,812
Dentsply Sirona, Inc.	49,812	1,991,982
Eargo, Inc. (a)(b)	6,238	23,580
Enovis Corp. (a)(b)	10,411	675,362
Envista Holdings Corp. (a)	36,739	1,455,599
Figs, Inc. Class A (a)(b)	8,689	136,070
Glaukos Corp. (a)	10,645	503,402
Globus Medical, Inc. (a)	17,973	1,190,172
Haemonetics Corp. (a)	11,620	588,785
Heska Corp. (a)	2,497	274,270
ICU Medical, Inc. (a)(b)	4,547	973,013
Inari Medical, Inc. (a)	7,322	590,885
Inogen, Inc. (a)	4,583	115,858
Integer Holdings Corp. (a)	7,466	561,219
Integra LifeSciences Holdings Corp. (a)	16,556	1,012,565
Intersect ENT, Inc. (a)	7,217	197,529
IntriCon Corp. (a)	1,898	45,571
IRadimed Corp.	1,470	48,378
iRhythm Technologies, Inc. (a)	6,698	826,332
Lantheus Holdings, Inc. (a)	15,402	1,022,847
LeMaitre Vascular, Inc.	4,311	186,278
LivaNova PLC (a)	12,111	928,429
Masimo Corp. (a)	11,584	1,308,644
Meridian Bioscience, Inc. (a)	9,881	252,855
Merit Medical Systems, Inc. (a)	11,540	715,595
Mesa Laboratories, Inc.	1,222	261,056
Natus Medical, Inc. (a)	7,822	260,238
Neogen Corp. (a)	24,564	648,490
Nevro Corp. (a)	7,928	489,078
Novocure Ltd. (a)(b)	20,318	1,555,952
NuVasive, Inc. (a)	11,715	602,620
OraSure Technologies, Inc. (a)	17,207	105,651
Ortho Clinical Diagnostics Holdings PLC (a)	26,268	462,579
Orthofix International NV (a)	4,348	134,788
OrthoPediatrics Corp. (a)(b)	3,144	141,732
Outset Medical, Inc. (a)	9,511	331,744
Owlet, Inc. (a)(b)	15,988	59,635
Penumbra, Inc. (a)	7,996	1,379,790
PROCEPT BioRobotics Corp.	1,568	55,758
Pulmonx Corp. (a)(b)	7,995	192,680
Quidel Corp. (a)	8,640	869,357
Quotient Ltd. (a)	20,945	12,083
Seaspine Holdings Corp. (a)	7,559	70,374
Semler Scientific, Inc. (a)	1,115	51,279
Senseonics Holdings, Inc. (a)(b)	93,149	130,409
Shockwave Medical, Inc. (a)	8,037	1,214,632
SI-BONE, Inc. (a)	6,124	122,358
Sientra, Inc. (a)(b)	13,283	18,862
Sight Sciences, Inc.	2,263	15,796
Silk Road Medical, Inc. (a)(b)	8,083	283,309
SmileDirectClub, Inc. (a)(b)	22,917	42,396
Staar Surgical Co. (a)	10,841	618,913
Stereotaxis, Inc. (a)	10,037	25,093
SurModics, Inc. (a)	3,132	121,083
Tactile Systems Technology, Inc. (a)	4,404	74,340
Tandem Diabetes Care, Inc. (a)	14,465	1,395,583
TransMedics Group, Inc. (a)(b)	6,470	135,611
Treace Medical Concepts, Inc. (a)	2,623	51,411
UFP Technologies, Inc. (a)	1,512	103,829
Utah Medical Products, Inc.	756	63,950
Vapotherm, Inc. (a)(b)	5,087	22,586
Varex Imaging Corp. (a)(b)	8,887	176,407
Vicarious Surgical, Inc. (a)(b)	8,044	39,576
ViewRay, Inc. (a)	33,617	89,757
Zimvie, Inc. (a)	4,677	105,233
Zomedica Corp. (a)(b)	219,003	54,094
Zynex, Inc. (b)	5,381	34,277
		32,625,364
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)(b)	39,353	277,439
23andMe Holding Co. Class A (a)(b)	47,947	143,362
Acadia Healthcare Co., Inc. (a)	20,424	1,386,381
Accolade, Inc. (a)	13,561	75,399
AdaptHealth Corp. (a)	22,498	284,825
Addus HomeCare Corp. (a)	3,729	314,280
Agiliti, Inc. (a)	6,060	119,624
Amedisys, Inc. (a)	7,421	947,291
AMN Healthcare Services, Inc. (a)	10,760	1,051,790
Apollo Medical Holdings, Inc. (a)(b)	8,778	320,221
ATI Physical Therapy, Inc. (a)(b)	10,490	17,623
Aveanna Healthcare Holdings, Inc. (a)	8,393	24,508
Brookdale Senior Living, Inc. (a)	43,058	266,098
Cano Health, Inc. (a)	40,989	217,242
CareMax, Inc. Class A (a)	14,974	98,679
Castle Biosciences, Inc. (a)	5,628	125,730
Chemed Corp.	3,502	1,720,848
Clover Health Investments Corp. (a)	61,531	165,518
Community Health Systems, Inc. (a)	28,841	221,210
Corvel Corp. (a)	2,189	339,470
Covetrus, Inc. (a)	23,927	330,193
Cross Country Healthcare, Inc. (a)	7,998	149,883
DaVita HealthCare Partners, Inc. (a)	14,001	1,517,288
DocGo, Inc. Class A (a)	17,206	120,786
Encompass Health Corp.	22,604	1,555,833
Fulgent Genetics, Inc. (a)(b)	4,417	242,405
Guardant Health, Inc. (a)	23,121	1,426,566
Hanger, Inc. (a)	8,209	134,956
HealthEquity, Inc. (a)	19,005	1,184,392
Henry Schein, Inc. (a)	31,552	2,558,867
Hims & Hers Health, Inc. (a)	27,995	117,859
InfuSystems Holdings, Inc. (a)	3,988	31,625
Invitae Corp. (a)(b)	48,339	256,680
LHC Group, Inc. (a)	7,206	1,195,115
MEDNAX, Inc. (a)	19,156	354,769
Modivcare, Inc. (a)	2,855	296,834
National Healthcare Corp.	3,048	207,447
National Research Corp. Class A	3,058	104,889
Oak Street Health, Inc. (a)(b)	31,790	575,081
Option Care Health, Inc. (a)	31,439	939,397
Owens & Minor, Inc.	17,172	609,434
Patterson Companies, Inc.	19,570	602,169
Pennant Group, Inc. (a)	6,080	99,651
PetIQ, Inc. Class A (a)(b)	6,024	119,878
Premier, Inc.	27,064	979,987
Privia Health Group, Inc. (a)	5,984	131,588
Progyny, Inc. (a)	15,881	610,624
R1 RCM, Inc. (a)	30,382	684,203
RadNet, Inc. (a)	10,463	204,029
Select Medical Holdings Corp.	23,979	542,165
Sema4 Holdings Corp. Class A (a)(b)	28,430	61,125
Surgery Partners, Inc. (a)	8,202	419,614
Talkspace, Inc. Class A (a)(b)	19,806	26,540
Tenet Healthcare Corp. (a)	24,385	1,768,156
The Ensign Group, Inc.	11,894	955,445
The Joint Corp. (a)	3,276	99,984
Tivity Health, Inc. (a)	10,269	329,943
U.S. Physical Therapy, Inc.	2,987	309,961
Universal Health Services, Inc. Class B	16,623	2,036,816
		32,009,715
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	27,810	574,555
American Well Corp. (a)	46,855	146,656
Certara, Inc. (a)	24,106	442,345
Change Healthcare, Inc. (a)	57,226	1,348,245
Computer Programs & Systems, Inc. (a)	3,402	108,592
Definitive Healthcare Corp. (b)	6,014	142,231
Doximity, Inc.	21,109	841,616
Evolent Health, Inc. (a)	18,432	507,249
GoodRx Holdings, Inc. (a)(b)	15,538	210,540
Health Catalyst, Inc. (a)	12,183	202,725
HealthStream, Inc. (a)	5,574	106,463
iCAD, Inc. (a)	5,015	18,054
Inspire Medical Systems, Inc. (a)	6,218	1,279,416
MultiPlan Corp. Class A (a)	54,875	243,096
Nextgen Healthcare, Inc. (a)	13,150	247,878
Omnicell, Inc. (a)	9,993	1,090,936
OptimizeRx Corp. (a)(b)	3,999	112,412
Phreesia, Inc. (a)	11,579	264,928
Schrodinger, Inc. (a)	10,906	269,596
Sharecare, Inc. Class A (a)(b)	65,082	178,325
Simulations Plus, Inc. (b)	3,650	170,309
Tabula Rasa HealthCare, Inc. (a)	5,143	17,332
UpHealth, Inc. (a)	15,482	12,375
		8,535,874
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	20,845	995,557
Adaptive Biotechnologies Corp. (a)	25,343	209,080
Azenta, Inc.	17,020	1,275,819
Berkeley Lights, Inc. (a)	9,327	46,402
Bio-Rad Laboratories, Inc. Class A (a)	4,917	2,517,799
BioNano Genomics, Inc. (a)(b)	65,005	105,958
Bruker Corp.	23,116	1,328,939
ChromaDex, Inc. (a)(b)	15,873	30,000
Codexis, Inc. (a)	13,349	160,588
Frontage Holdings Corp. (a)(d)	160,000	47,256
Inotiv, Inc. (a)	3,362	47,909
Maravai LifeSciences Holdings, Inc. (a)	24,868	764,194
Medpace Holdings, Inc. (a)	6,540	873,548
Nanostring Technologies, Inc. (a)	10,324	193,885
Nautilus Biotechnology, Inc. (a)(b)	11,117	51,916
NeoGenomics, Inc. (a)	28,601	270,279
Pacific Biosciences of California, Inc. (a)(b)	51,275	325,084
Personalis, Inc. (a)	8,549	47,874
Quanterix Corp. (a)	7,946	176,322
Quantum-Si, Inc. (a)(b)	18,573	81,350
Science 37 Holdings, Inc. (a)(b)	11,638	45,505
Seer, Inc. (a)(b)	8,059	58,670
SomaLogic, Inc. Class A (a)	32,012	202,316
Sotera Health Co. (a)	22,973	468,190
Standard BioTools, Inc. (a)(b)	15,655	41,486
Syneos Health, Inc. (a)	23,583	1,723,681
		12,089,607
Pharmaceuticals - 1.3%
9 Meters Biopharma, Inc. (a)	54,525	22,781
Aclaris Therapeutics, Inc. (a)	10,487	129,200
Adamis Pharmaceuticals Corp. (a)	30,873	12,118
Aerie Pharmaceuticals, Inc. (a)(b)	10,474	74,470
Amneal Pharmaceuticals, Inc. (a)	22,866	88,263
Amphastar Pharmaceuticals, Inc. (a)	8,564	303,765
Ampio Pharmaceuticals, Inc. (a)(b)	52,030	11,977
ANI Pharmaceuticals, Inc. (a)(b)	2,830	83,513
Antares Pharma, Inc. (a)	40,540	225,605
Arvinas Holding Co. LLC (a)	9,849	541,400
Atea Pharmaceuticals, Inc. (a)	11,958	70,193
Athira Pharma, Inc. (a)(b)	7,319	75,313
Axsome Therapeutics, Inc. (a)(b)	6,735	213,836
Cara Therapeutics, Inc. (a)	10,066	87,776
Cassava Sciences, Inc. (a)(b)	8,549	178,418
Citius Pharmaceuticals, Inc. (a)(b)	29,239	29,531
Clearside Biomedical, Inc. (a)	11,373	17,401
Collegium Pharmaceutical, Inc. (a)(b)	7,815	125,822
Corcept Therapeutics, Inc. (a)(b)	22,063	474,575
CymaBay Therapeutics, Inc. (a)	16,872	38,299
DICE Therapeutics, Inc.	2,848	57,871
Edgewise Therapeutics, Inc. (a)	2,474	19,743
Endo International PLC (a)	53,021	106,042
Esperion Therapeutics, Inc. (a)(b)	13,753	78,117
Evolus, Inc. (a)(b)	7,948	88,938
Eyepoint Pharmaceuticals, Inc. (a)	5,643	63,766
Fulcrum Therapeutics, Inc. (a)(b)	6,867	66,061
Harmony Biosciences Holdings, Inc. (a)	5,171	232,902
Innoviva, Inc. (a)	14,651	249,946
Intra-Cellular Therapies, Inc. (a)	19,352	979,405
Jazz Pharmaceuticals PLC (a)	13,970	2,238,273
KemPharm, Inc. (a)(b)	6,582	29,422
Liquidia Technologies, Inc. (a)	9,105	49,531
Marinus Pharmaceuticals, Inc. (a)(b)	7,668	50,762
Nektar Therapeutics (a)	43,079	177,916
NGM Biopharmaceuticals, Inc. (a)(b)	8,878	110,797
NRX Pharmaceuticals, Inc. (a)(b)	7,665	11,957
Nuvation Bio, Inc. (a)(b)	26,056	121,421
Ocular Therapeutix, Inc. (a)	19,095	68,169
Omeros Corp. (a)(b)	14,523	50,395
Organon & Co.	57,567	1,861,141
Pacira Biosciences, Inc. (a)	10,113	754,126
Paratek Pharmaceuticals, Inc. (a)(b)	10,928	24,151
Perrigo Co. PLC	30,284	1,038,741
Phathom Pharmaceuticals, Inc. (a)(b)	3,340	43,220
Phibro Animal Health Corp. Class A	4,870	87,611
Pliant Therapeutics, Inc. (a)	5,034	29,499
PLx Pharma PLC (a)(b)	5,372	16,223
Prestige Brands Holdings, Inc. (a)	11,323	618,915
Provention Bio, Inc. (a)(b)	11,269	50,598
Reata Pharmaceuticals, Inc. (a)(b)	6,202	157,407
Relmada Therapeutics, Inc. (a)(b)	5,980	150,158
Revance Therapeutics, Inc. (a)	15,326	251,040
Royalty Pharma PLC	81,045	3,450,896
SCYNEXIS, Inc. (a)	4,710	12,576
Seelos Therapeutics, Inc. (a)	19,425	12,044
SIGA Technologies, Inc.	8,523	58,553
Supernus Pharmaceuticals, Inc. (a)	12,359	344,816
TherapeuticsMD, Inc. (a)(b)	89,916	18,136
Theravance Biopharma, Inc. (a)	11,760	113,484
Theseus Pharmaceuticals, Inc.	2,310	18,873
Tricida, Inc. (a)(b)	6,544	60,401
Ventyx Biosciences, Inc.	2,048	29,757
Xeris Biopharma Holdings, Inc. (a)(b)	26,431	64,492
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	2,245
Zynerba Pharmaceuticals, Inc. (a)(b)	10,454	14,740
		16,939,533
TOTAL HEALTH CARE		150,869,773
INDUSTRIALS - 16.6%
Aerospace & Defense - 1.4%
AAR Corp. (a)	7,559	355,122
Aerojet Rocketdyne Holdings, Inc. (a)	17,057	681,939
AeroVironment, Inc. (a)	5,250	421,680
AerSale Corp. (a)	3,592	52,012
Archer Aviation, Inc. Class A (a)(b)	26,288	121,188
Astra Space, Inc. Class A (a)(b)	28,499	91,197
Astronics Corp. (a)	5,486	53,159
Axon Enterprise, Inc. (a)	15,594	1,749,647
BWX Technologies, Inc.	20,981	1,089,334
Byrna Technologies, Inc. (a)(b)	3,564	21,099
Cadre Holding, Inc.	1,387	35,202
Curtiss-Wright Corp.	8,926	1,275,615
Ducommun, Inc. (a)	2,455	125,377
Hexcel Corp.	19,070	1,036,645
Howmet Aerospace, Inc.	86,398	2,947,900
Huntington Ingalls Industries, Inc.	9,120	1,940,189
Kaman Corp.	6,358	248,026
Kratos Defense & Security Solutions, Inc. (a)	28,203	427,840
Maxar Technologies, Inc.	16,502	531,529
Mercury Systems, Inc. (a)	12,934	721,588
Momentus, Inc. Class A (a)	11,384	31,875
Moog, Inc. Class A	6,564	524,267
National Presto Industries, Inc.	1,130	80,377
Park Aerospace Corp.	4,448	52,042
Parsons Corp. (a)	5,992	221,285
Rocket Lab U.S.A., Inc. Class A (a)(b)	32,733	241,570
Spirit AeroSystems Holdings, Inc. Class A	24,011	1,009,422
Triumph Group, Inc. (a)	15,006	338,235
Vectrus, Inc. (a)	2,625	94,763
Virgin Galactic Holdings, Inc. (a)(b)	41,392	310,026
Woodward, Inc.	14,395	1,590,360
		18,420,510
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	13,445	420,829
Atlas Air Worldwide Holdings, Inc. (a)	6,270	432,254
Forward Air Corp.	6,105	592,002
GXO Logistics, Inc. (a)	22,446	1,328,579
Hub Group, Inc. Class A (a)	7,700	517,132
		3,290,796
Airlines - 0.6%
Alaska Air Group, Inc. (a)	28,661	1,558,872
Allegiant Travel Co. (a)	3,452	535,716
American Airlines Group, Inc. (a)(b)	147,502	2,768,613
Blade Air Mobility, Inc. (a)(b)	10,485	90,276
Hawaiian Holdings, Inc. (a)	11,516	195,311
JetBlue Airways Corp. (a)	72,308	796,111
Joby Aviation, Inc. (a)(b)	60,444	316,727
Mesa Air Group, Inc. (a)	7,001	23,803
SkyWest, Inc. (a)	11,610	338,432
Spirit Airlines, Inc. (a)	24,670	582,459
Sun Country Airlines Holdings, Inc. (a)	7,026	193,285
Wheels Up Experience, Inc. Class A (a)(b)	40,229	122,698
		7,522,303
Building Products - 2.2%
A.O. Smith Corp.	29,902	1,747,174
AAON, Inc.	9,626	469,171
Advanced Drain Systems, Inc.	12,929	1,324,705
Allegion PLC	20,373	2,327,412
American Woodmark Corp. (a)	3,778	176,999
Apogee Enterprises, Inc.	5,840	256,960
Armstrong World Industries, Inc.	10,735	908,825
Builders FirstSource, Inc. (a)	43,611	2,685,129
Carlisle Companies, Inc.	11,877	3,080,419
Cornerstone Building Brands, Inc. (a)	12,593	307,143
CSW Industrials, Inc.	3,653	385,428
Fortune Brands Home & Security, Inc.	30,894	2,201,198
Gibraltar Industries, Inc. (a)	7,615	288,152
Griffon Corp.	11,092	207,531
Hayward Holdings, Inc. (a)(b)	9,480	150,732
Insteel Industries, Inc.	4,343	184,230
Janus International Group, Inc. (a)	12,288	116,244
Jeld-Wen Holding, Inc. (a)	21,287	442,557
Lennox International, Inc.	7,643	1,629,411
Masonite International Corp. (a)	5,532	428,841
Owens Corning	22,856	2,078,296
PGT Innovations, Inc. (a)	13,368	237,549
Quanex Building Products Corp.	7,264	139,614
Resideo Technologies, Inc. (a)	32,762	736,817
Simpson Manufacturing Co. Ltd.	9,881	1,024,363
Tecnoglass, Inc. (b)	4,772	106,559
The AZEK Co., Inc. (a)	25,401	539,517
Trex Co., Inc. (a)(b)	26,233	1,526,498
UFP Industries, Inc.	14,076	1,089,060
View, Inc. Class A (a)(b)	13,494	20,781
Zurn Water Solutions Corp.	28,495	889,614
		27,706,929
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	15,283	737,710
ACCO Brands Corp.	20,974	153,739
ACV Auctions, Inc. Class A (a)	21,234	283,474
Aqua Metals, Inc. (a)(b)	15,071	14,483
Aris Water Solution, Inc. Class A	4,116	69,725
Aurora Innovation, Inc. (a)(b)	58,364	248,631
Brady Corp. Class A	10,946	489,834
BrightView Holdings, Inc. (a)	10,641	134,715
Casella Waste Systems, Inc. Class A (a)	11,460	942,470
Cimpress PLC (a)	4,544	229,517
Clean Harbors, Inc. (a)	11,388	1,194,943
CoreCivic, Inc. (a)	27,805	345,616
Deluxe Corp.	9,871	267,307
Driven Brands Holdings, Inc. (a)	12,498	348,569
Ennis, Inc.	5,857	101,033
Harsco Corp. (a)	17,968	183,633
Healthcare Services Group, Inc. (b)	17,435	297,964
Heritage-Crystal Clean, Inc. (a)	3,499	95,523
HNI Corp.	10,122	360,748
IAA, Inc. (a)	30,692	1,124,862
Interface, Inc.	13,178	167,229
KAR Auction Services, Inc. (a)	28,087	411,755
Kimball International, Inc. Class B	9,553	73,367
Matthews International Corp. Class A	6,976	207,955
Millerknoll, Inc.	17,206	545,946
Montrose Environmental Group, Inc. (a)	6,174	280,114
MSA Safety, Inc.	8,291	1,000,641
Pitney Bowes, Inc.	37,575	198,020
Rollins, Inc.	51,539	1,728,618
SP Plus Corp. (a)	5,082	144,837
Steelcase, Inc. Class A	20,442	239,785
Stericycle, Inc. (a)	20,849	1,046,411
Tetra Tech, Inc.	12,301	1,713,283
The Brink's Co.	11,189	659,592
The GEO Group, Inc. (a)	28,987	189,285
U.S. Ecology, Inc. (a)	7,105	340,969
UniFirst Corp.	3,454	595,124
Viad Corp. (a)	4,833	158,281
VSE Corp.	2,290	99,180
		17,424,888
Construction & Engineering - 1.1%
AECOM	32,110	2,265,682
Ameresco, Inc. Class A (a)(b)	7,171	361,705
API Group Corp. (a)	46,287	859,087
Arcosa, Inc.	10,954	586,368
Argan, Inc.	3,399	125,015
Comfort Systems U.S.A., Inc.	8,174	690,049
Construction Partners, Inc. Class A (a)	9,300	240,033
Dycom Industries, Inc. (a)	6,851	581,718
EMCOR Group, Inc.	12,134	1,292,028
Fluor Corp. (a)	32,131	795,242
Granite Construction, Inc.	10,567	313,312
Great Lakes Dredge & Dock Corp. (a)	15,180	209,636
IES Holdings, Inc. (a)	1,958	57,369
Infrastructure and Energy Alternatives, Inc. (a)	6,563	61,364
MasTec, Inc. (a)	13,383	963,710
Matrix Service Co. (a)	7,279	49,497
MDU Resources Group, Inc.	46,106	1,187,691
MYR Group, Inc. (a)	3,944	311,931
Northwest Pipe Co. (a)	2,128	56,839
NV5 Global, Inc. (a)	2,745	328,851
Orbital Energy Group, Inc. (a)	13,351	15,888
Primoris Services Corp.	12,464	288,916
Sterling Construction Co., Inc. (a)(b)	6,438	147,366
Tutor Perini Corp. (a)	10,133	93,933
Valmont Industries, Inc. (b)	4,815	1,198,020
Willscot Mobile Mini Holdings (a)	50,770	1,782,027
		14,863,277
Electrical Equipment - 1.3%
Acuity Brands, Inc.	7,973	1,375,183
Advent Technologies Holdings, Inc. Class A (a)(b)	7,885	15,376
American Superconductor Corp. (a)(b)	7,005	37,337
Array Technologies, Inc. (a)(b)	27,796	181,508
Atkore, Inc. (a)	10,336	993,290
AZZ, Inc.	5,738	261,882
Babcock & Wilcox Enterprises, Inc. (a)	12,392	93,064
Beam Global (a)(b)	1,808	27,916
Blink Charging Co. (a)(b)	8,629	164,814
Bloom Energy Corp. Class A (a)(b)	33,596	623,542
ChargePoint Holdings, Inc. Class A (a)(b)	39,887	516,138
Encore Wire Corp.	4,722	532,689
Energous Corp. (a)(b)	24,351	24,838
EnerSys	9,344	611,658
Enovix Corp. (a)(b)	22,140	200,146
Eos Energy Enterprises, Inc. (a)(b)	8,600	18,232
ESS Tech, Inc. Class A (a)(b)	13,341	74,309
Fluence Energy, Inc. (b)	7,741	70,985
FTC Solar, Inc. (a)(b)	5,023	14,064
FuelCell Energy, Inc. (a)(b)	85,159	347,449
GrafTech International Ltd.	46,340	420,767
Hubbell, Inc. Class B	12,373	2,417,189
KULR Technology Group, Inc. (a)(b)	12,981	20,770
Nuvve Holding Corp. (a)(b)	2,753	19,684
nVent Electric PLC	38,158	1,288,977
Ocean Power Technologies, Inc. (a)(b)	11,794	12,502
Powell Industries, Inc.	1,978	38,175
Regal Rexnord Corp.	15,422	1,962,295
Romeo Power, Inc. (a)(b)	21,251	23,376
Sensata Technologies, Inc. PLC	35,839	1,627,449
Shoals Technologies Group, Inc. (a)(b)	24,263	242,145
Stem, Inc. (a)	30,122	215,975
Sunrun, Inc. (a)(b)	47,096	940,978
Thermon Group Holdings, Inc. (a)	7,274	109,110
TPI Composites, Inc. (a)(b)	8,420	96,325
Vertiv Holdings Co.	69,292	868,229
Vicor Corp. (a)	5,003	302,782
		16,791,148
Machinery - 3.6%
AGCO Corp.	13,964	1,779,014
AgEagle Aerial Systems, Inc. (a)(b)	16,609	13,389
Agrify Corp. (a)(b)	4,754	13,739
Alamo Group, Inc.	2,238	282,973
Albany International Corp. Class A	7,298	570,850
Allison Transmission Holdings, Inc.	23,655	885,643
Altra Industrial Motion Corp.	15,053	587,067
Astec Industries, Inc.	5,156	201,600
Barnes Group, Inc.	10,718	359,910
Berkshire Grey, Inc. Class A (a)	8,955	21,761
Blue Bird Corp. (a)	4,555	73,017
Chart Industries, Inc. (a)	8,107	1,368,624
CIRCOR International, Inc. (a)	4,534	89,093
Columbus McKinnon Corp. (NY Shares)	6,727	238,472
Commercial Vehicle Group, Inc. (a)	6,165	44,265
Crane Co.	11,318	1,089,131
Desktop Metal, Inc. (a)(b)	42,245	148,280
Donaldson Co., Inc.	28,006	1,373,414
Douglas Dynamics, Inc.	5,183	160,466
Energy Recovery, Inc. (a)	8,469	156,846
Enerpac Tool Group Corp. Class A	13,564	272,365
EnPro Industries, Inc.	4,750	442,748
ESAB Corp. (a)(b)	10,018	470,846
ESCO Technologies, Inc.	6,028	376,449
Evoqua Water Technologies Corp. (a)	27,469	1,145,183
Federal Signal Corp.	14,089	479,449
Flowserve Corp.	29,591	967,922
Franklin Electric Co., Inc.	8,790	614,773
Gates Industrial Corp. PLC (a)(b)	21,564	274,941
Gorman-Rupp Co.	5,044	160,702
Graco, Inc.	38,698	2,400,050
Helios Technologies, Inc.	7,346	493,504
Hillenbrand, Inc.	16,481	672,754
Hillman Solutions Corp. Class A (a)	23,015	267,664
Hydrofarm Holdings Group, Inc. (a)(b)	8,230	78,597
Hyliion Holdings Corp. Class A (a)	24,843	79,746
Hyster-Yale Materials Handling Class A	2,113	64,911
Hyzon Motors, Inc. Class A (a)(b)	20,218	80,265
ITT, Inc.	19,475	1,367,535
John Bean Technologies Corp.	7,217	850,812
Kadant, Inc.	2,690	497,650
Kennametal, Inc.	18,789	483,441
Lightning eMotors, Inc. (a)(b)	5,989	25,633
Lincoln Electric Holdings, Inc.	13,381	1,802,822
Lindsay Corp.	2,478	334,902
Luxfer Holdings PLC sponsored	6,222	100,423
Manitowoc Co., Inc. (a)	8,440	111,746
Markforged Holding Corp. (a)(b)	15,006	51,170
Meritor, Inc. (a)	16,267	584,148
Microvast Holdings, Inc. (a)(b)	54,012	267,900
Middleby Corp. (a)	12,658	1,947,940
Mueller Industries, Inc.	13,048	706,549
Mueller Water Products, Inc. Class A	35,280	424,418
Nikola Corp. (a)(b)	47,090	338,106
Nordson Corp.	12,302	2,653,418
Omega Flex, Inc.	733	81,363
Oshkosh Corp.	15,150	1,400,466
Pentair PLC	37,620	1,909,215
Proterra, Inc. Class A (a)(b)	41,667	258,752
Proto Labs, Inc. (a)	6,407	273,002
RBC Bearings, Inc. (a)	6,563	1,104,881
REV Group, Inc.	8,166	97,339
Sarcos Technology and Robotics Corp. Class A (a)(b)	13,251	62,280
Shyft Group, Inc. (The)	7,597	193,496
Snap-On, Inc.	12,153	2,582,391
SPX Corp. (a)	10,525	440,998
Standex International Corp.	2,679	251,933
Tennant Co.	4,344	280,536
Terex Corp.	16,225	551,650
The Greenbrier Companies, Inc.	7,538	321,948
Timken Co.	15,661	902,700
Titan International, Inc. (a)	11,551	160,097
Toro Co.	23,869	1,912,623
Trinity Industries, Inc.	18,771	520,708
Velo3D, Inc. (a)	13,706	47,971
Wabash National Corp.	11,727	167,813
Watts Water Technologies, Inc. Class A	6,263	798,282
Welbilt, Inc. (a)	29,194	689,562
Xos, Inc. Class A (a)(b)	11,429	34,401
		46,393,443
Marine - 0.2%
Eagle Bulk Shipping, Inc.	3,054	190,081
Genco Shipping & Trading Ltd.	8,433	185,779
Kirby Corp. (a)	13,570	884,764
Matson, Inc.	9,554	821,835
Pangaea Logistics Solutions Ltd.	4,655	22,251
		2,104,710
Professional Services - 2.0%
Acacia Research Corp. (a)	10,955	51,379
Alight, Inc. Class A (a)	55,640	477,948
ASGN, Inc. (a)	11,844	1,343,702
Atlas Technical Consultants, Inc. (a)	4,087	49,453
Barrett Business Services, Inc.	1,694	121,917
BlackSky Technology, Inc. Class A (a)	12,110	19,013
Booz Allen Hamilton Holding Corp. Class A	30,341	2,476,736
CACI International, Inc. Class A (a)	5,309	1,408,478
CBIZ, Inc. (a)	12,079	505,989
Clarivate Analytics PLC (a)	90,634	1,421,141
CRA International, Inc.	1,672	137,723
Dun & Bradstreet Holdings, Inc. (a)	34,197	539,971
Exponent, Inc.	11,873	1,137,552
First Advantage Corp.	9,466	164,330
Forrester Research, Inc. (a)	2,474	137,777
Franklin Covey Co. (a)	2,855	114,400
FTI Consulting, Inc. (a)	7,804	1,230,769
Heidrick & Struggles International, Inc.	4,444	142,030
HireRight Holdings Corp.	4,981	86,121
Huron Consulting Group, Inc. (a)	4,948	256,207
ICF International, Inc.	3,920	387,335
Insperity, Inc.	8,109	859,959
KBR, Inc.	31,920	1,571,422
Kelly Services, Inc. Class A (non-vtg.)	8,084	155,940
Kforce, Inc.	4,687	328,324
Korn Ferry	12,373	760,197
Manpower, Inc.	12,353	1,114,241
ManTech International Corp. Class A	6,269	503,651
Nielsen Holdings PLC	81,705	2,190,511
Red Violet, Inc. (a)(b)	2,409	62,827
Resources Connection, Inc.	7,338	126,140
Robert Half International, Inc.	24,970	2,454,801
Science Applications International Corp.	12,951	1,077,912
Skillsoft Corp. (a)(b)	14,118	75,531
Spire Global, Inc. (a)	23,189	38,494
TriNet Group, Inc. (a)	8,639	766,279
TrueBlue, Inc. (a)	8,022	205,123
Upwork, Inc. (a)	27,373	574,012
Willdan Group, Inc. (a)(b)	2,570	69,082
		25,144,417
Road & Rail - 1.4%
AMERCO	2,232	1,195,191
ArcBest Corp.	5,669	409,075
Avis Budget Group, Inc. (a)	9,125	2,442,489
Bird Global, Inc. Class A (a)	32,613	58,703
Covenant Transport Group, Inc. Class A	2,386	49,008
Daseke, Inc. (a)	14,234	119,566
Heartland Express, Inc.	10,522	145,204
J.B. Hunt Transport Services, Inc.	19,155	3,272,632
Knight-Swift Transportation Holdings, Inc. Class A	37,815	1,810,960
Landstar System, Inc.	8,604	1,332,760
Lyft, Inc. (a)	68,177	2,222,570
Marten Transport Ltd.	14,171	246,292
P.A.M. Transportation Services, Inc.	1,564	47,530
Ryder System, Inc. (b)	12,195	852,431
Saia, Inc. (a)	6,009	1,237,614
Schneider National, Inc. Class B (b)	7,889	186,417
TuSimple Holdings, Inc. (a)(b)	7,732	80,181
U.S. Xpress Enterprises, Inc. (a)(b)	6,663	22,055
Werner Enterprises, Inc.	13,665	541,544
XPO Logistics, Inc. (a)	22,470	1,208,661
Yellow Corp. (a)	7,371	33,022
		17,513,905
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	24,300	978,804
Applied Industrial Technologies, Inc.	8,676	908,290
Beacon Roofing Supply, Inc. (a)	12,829	764,993
BlueLinx Corp. (a)	2,191	146,074
Boise Cascade Co.	8,937	675,458
Core & Main, Inc. (b)	12,929	307,193
Custom Truck One Source, Inc. Class A (a)	10,984	72,165
DXP Enterprises, Inc. (a)	3,820	90,267
GATX Corp.	8,015	828,671
Global Industrial Co.	3,646	112,516
GMS, Inc. (a)	10,024	480,651
H&E Equipment Services, Inc.	7,464	264,823
Herc Holdings, Inc.	5,666	724,228
Hudson Technologies, Inc. (a)	7,025	47,138
Huttig Building Products, Inc. (a)	4,511	48,177
McGrath RentCorp.	5,600	467,376
MRC Global, Inc. (a)	14,157	169,742
MSC Industrial Direct Co., Inc. Class A	10,822	896,711
NOW, Inc. (a)	25,898	282,288
Rush Enterprises, Inc. Class A	9,955	506,510
SiteOne Landscape Supply, Inc. (a)	10,181	1,435,826
Textainer Group Holdings Ltd.	10,245	343,617
Titan Machinery, Inc. (a)	4,849	114,339
Transcat, Inc. (a)	1,562	114,026
Triton International Ltd.	15,131	924,353
Univar Solutions, Inc. (a)	38,855	1,131,458
Veritiv Corp. (a)	3,214	451,696
Watsco, Inc.	7,515	2,004,852
WESCO International, Inc. (a)	10,073	1,241,598
		16,533,840
TOTAL INDUSTRIALS		213,710,166
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.9%
ADTRAN, Inc.	11,248	195,603
Applied Optoelectronics, Inc. (a)(b)	5,217	13,408
Aviat Networks, Inc. (a)	1,996	59,680
CalAmp Corp. (a)	7,566	41,386
Calix, Inc. (a)	12,780	510,050
Cambium Networks Corp. (a)	2,515	38,404
Casa Systems, Inc. (a)	7,747	37,960
Ciena Corp. (a)	35,225	1,943,363
Clearfield, Inc. (a)	2,584	150,466
CommScope Holding Co., Inc. (a)	47,523	286,564
Comtech Telecommunications Corp.	6,281	85,422
Digi International, Inc. (a)	7,963	150,660
DZS, Inc. (a)	3,586	43,355
EMCORE Corp. (a)	6,931	23,912
Extreme Networks, Inc. (a)	30,120	289,152
Harmonic, Inc. (a)	23,023	191,091
Infinera Corp. (a)(b)	48,853	375,680
Inseego Corp. (a)(b)	19,541	55,692
Juniper Networks, Inc.	73,846	2,327,626
Lantronix, Inc. (a)	5,350	28,141
Lumentum Holdings, Inc. (a)	16,409	1,332,575
NETGEAR, Inc. (a)	6,451	139,987
NetScout Systems, Inc. (a)	17,002	523,662
Ondas Holdings, Inc. (a)(b)	7,684	62,317
Plantronics, Inc. (a)	9,897	394,494
Ribbon Communications, Inc. (a)	26,229	90,490
ViaSat, Inc. (a)(b)	16,898	622,015
Viavi Solutions, Inc. (a)	51,930	744,676
		10,757,831
Electronic Equipment & Components - 2.2%
908 Devices, Inc. (a)(b)	3,373	59,871
Advanced Energy Industries, Inc.	8,576	656,236
Aeva Technologies, Inc. (a)	20,388	66,873
AEye, Inc. Class A (a)(b)	23,832	121,782
Akoustis Technologies, Inc. (a)(b)	11,974	53,165
Alpine 4 Holdings, Inc. (a)(b)	36,735	28,554
Arlo Technologies, Inc. (a)	19,606	151,750
Arrow Electronics, Inc. (a)	15,486	1,825,180
Avnet, Inc.	22,431	979,337
Badger Meter, Inc.	6,649	536,508
Belden, Inc.	10,101	521,515
Benchmark Electronics, Inc.	7,885	187,348
Cognex Corp.	40,261	2,722,851
Coherent, Inc. (a)	5,637	1,510,152
CTS Corp.	7,177	253,850
Daktronics, Inc. (a)	7,931	26,569
ePlus, Inc. (a)	6,065	342,551
Evolv Technologies Holdings, Inc. (a)(b)	11,982	26,241
Fabrinet (a)	8,419	826,662
FARO Technologies, Inc. (a)	4,062	139,286
Focus Universal, Inc. (a)(b)	4,000	57,480
Identiv, Inc. (a)	5,049	61,547
II-VI, Inc. (a)(b)	24,220	1,482,506
Insight Enterprises, Inc. (a)	7,926	787,607
IPG Photonics Corp. (a)	8,134	768,500
Itron, Inc. (a)	10,463	499,922
Jabil, Inc.	32,692	1,887,309
Kimball Electronics, Inc. (a)	5,559	99,173
Knowles Corp. (a)	21,548	399,069
Lightwave Logic, Inc. (a)(b)	22,940	260,828
Littelfuse, Inc.	5,605	1,284,946
Methode Electronics, Inc. Class A	8,403	374,858
MicroVision, Inc. (a)(b)	39,488	127,546
Mirion Technologies, Inc. Class A (a)(b)	22,796	179,860
Napco Security Technologies, Inc.	6,480	113,400
National Instruments Corp.	29,946	1,082,248
nLIGHT, Inc. (a)	10,003	131,539
Novanta, Inc. (a)	8,080	1,039,896
OSI Systems, Inc. (a)	3,814	301,687
Ouster, Inc. (a)(b)	16,604	54,959
Par Technology Corp. (a)(b)	5,796	191,500
PC Connection, Inc.	2,515	124,467
Plexus Corp. (a)	6,388	518,322
Rogers Corp. (a)	4,269	1,155,704
Sanmina Corp. (a)	14,393	588,530
ScanSource, Inc. (a)	5,781	197,941
Smartrent, Inc. (a)(b)	20,269	98,507
TD SYNNEX Corp.	9,436	944,449
TTM Technologies, Inc. (a)	23,393	326,332
Velodyne Lidar, Inc. (a)	22,356	42,029
Vishay Intertechnology, Inc.	30,787	573,562
Vishay Precision Group, Inc. (a)	3,065	95,659
Vontier Corp.	38,337	982,194
		27,870,357
IT Services - 2.0%
Affirm Holdings, Inc. (a)(b)	36,954	1,060,580
Amdocs Ltd.	28,355	2,259,610
BigCommerce Holdings, Inc. (a)	13,973	249,698
Bread Financial Holdings, Inc.	11,268	617,486
Brightcove, Inc. (a)	9,622	67,835
Cantaloupe, Inc. (a)	13,476	73,714
Cass Information Systems, Inc.	2,868	111,020
Concentrix Corp.	9,778	1,539,839
Conduent, Inc. (a)	37,721	212,369
CSG Systems International, Inc.	7,337	451,005
Cyxtera Technologies, Inc. Class A (a)	7,942	95,542
Digitalocean Holdings, Inc. (a)(b)	3,962	156,222
DXC Technology Co. (a)	55,630	1,596,581
Euronet Worldwide, Inc. (a)	12,030	1,463,450
EVERTEC, Inc.	13,549	533,831
EVO Payments, Inc. Class A (a)	11,295	254,476
Exela Technologies, Inc. (a)	73,572	24,235
ExlService Holdings, Inc. (a)	7,568	1,030,383
Fastly, Inc. Class A (a)(b)	24,794	394,225
Genpact Ltd.	38,757	1,560,744
GreenBox POS (a)(b)	3,853	13,909
Grid Dynamics Holdings, Inc. (a)	10,682	148,693
Hackett Group, Inc.	5,887	138,286
i3 Verticals, Inc. Class A (a)	5,078	139,391
Information Services Group, Inc.	7,749	48,586
International Money Express, Inc. (a)	7,953	158,026
Kyndryl Holdings, Inc. (a)	40,683	483,721
Limelight Networks, Inc. (a)(b)	31,214	111,434
Liveramp Holdings, Inc. (a)	15,762	493,666
Marqeta, Inc. Class A	52,943	492,370
Maximus, Inc.	14,054	1,024,256
MoneyGram International, Inc. (a)	21,462	217,410
Paya Holdings, Inc. (a)	19,079	97,112
Paymentus Holdings, Inc. (a)(b)	3,021	50,028
Payoneer Global, Inc. (a)	43,720	182,750
Perficient, Inc. (a)	7,479	743,487
Rackspace Technology, Inc. (a)(b)	14,367	142,090
Repay Holdings Corp. (a)(b)	17,338	231,982
Sabre Corp. (a)	73,550	770,069
Sezzle, Inc. unit (a)(b)	19,578	11,542
Shift4 Payments, Inc. (a)(b)	11,715	614,569
SolarWinds, Inc.	10,170	125,803
Squarespace, Inc. Class A (a)(b)	6,621	132,221
Switch, Inc. Class A	30,004	895,919
TaskUs, Inc.	6,176	178,425
The Western Union Co.	89,698	1,503,338
Toast, Inc. (b)	16,782	312,649
Ttec Holdings, Inc.	4,276	315,612
Tucows, Inc. (a)	2,162	124,574
Unisys Corp. (a)	15,638	222,216
Verra Mobility Corp. (a)	29,842	418,683
WEX, Inc. (a)	10,201	1,695,814
		25,991,476
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research, Inc.	8,796	132,908
AEHR Test Systems (a)	5,153	39,575
Allegro MicroSystems LLC (a)	12,337	299,912
Alpha & Omega Semiconductor Ltd. (a)	4,793	205,620
Ambarella, Inc. (a)	8,511	698,583
Amkor Technology, Inc.	23,263	437,577
Atomera, Inc. (a)(b)	5,096	53,253
Axcelis Technologies, Inc. (a)	7,763	422,695
AXT, Inc. (a)	8,689	51,265
CEVA, Inc. (a)	5,092	185,043
Cirrus Logic, Inc. (a)	13,006	985,855
CMC Materials, Inc.	6,500	1,162,915
Cohu, Inc. (a)	11,411	303,076
CyberOptics Corp. (a)	1,905	80,791
Diodes, Inc. (a)	10,218	746,221
Everspin Technologies, Inc. (a)	3,360	23,386
First Solar, Inc. (a)	22,510	1,643,905
FormFactor, Inc. (a)	17,744	676,224
Ichor Holdings Ltd. (a)	6,417	186,799
Impinj, Inc. (a)	4,242	208,961
indie Semiconductor, Inc. (a)(b)	13,211	91,156
Kopin Corp. (a)(b)	19,296	30,874
Kulicke & Soffa Industries, Inc. (b)	14,402	668,397
Lattice Semiconductor Corp. (a)	31,179	1,497,839
MACOM Technology Solutions Holdings, Inc. (a)	10,994	560,144
MaxLinear, Inc. Class A (a)	16,071	769,319
Meta Materials, Inc. (a)(b)	52,532	63,038
MKS Instruments, Inc.	12,630	1,439,567
Navitas Semiconductor Corp. (a)(b)	17,084	117,196
NeoPhotonics Corp. (a)	11,746	177,834
NVE Corp.	1,035	48,003
Onto Innovation, Inc. (a)	11,220	798,191
PDF Solutions, Inc. (a)	6,793	157,937
Photronics, Inc. (a)	14,187	212,663
Pixelworks, Inc. (a)	11,074	23,366
Power Integrations, Inc.	13,467	1,077,360
Rambus, Inc. (a)	24,837	618,690
Rockley Photonics Holdings Ltd. (a)(b)	20,994	61,093
Semtech Corp. (a)	14,610	870,756
Silicon Laboratories, Inc. (a)	8,672	1,169,940
SiTime Corp. (a)	3,413	575,329
SkyWater Technology, Inc. (a)(b)	1,430	8,752
SMART Global Holdings, Inc. (a)(b)	10,783	244,343
SunPower Corp. (a)(b)	19,264	318,049
Synaptics, Inc. (a)	8,998	1,335,663
Ultra Clean Holdings, Inc. (a)	10,531	328,251
Universal Display Corp.	9,869	1,260,567
Veeco Instruments, Inc. (a)(b)	11,763	269,608
		23,338,489
Software - 6.0%
8x8, Inc. (a)	26,356	241,685
A10 Networks, Inc.	13,624	194,551
ACI Worldwide, Inc. (a)	26,787	739,857
Agilysys, Inc. (a)	4,391	161,633
Alarm.com Holdings, Inc. (a)	10,467	639,324
Altair Engineering, Inc. Class A (a)(b)	11,546	627,179
Alteryx, Inc. Class A (a)	13,558	870,424
American Software, Inc. Class A	7,100	121,410
Amplitude, Inc. (a)(b)	5,107	89,168
Anaplan, Inc. (a)	33,621	2,185,029
AppFolio, Inc. (a)	4,472	464,462
Appian Corp. Class A (a)(b)	9,219	440,668
Asana, Inc. (a)(b)	18,782	503,358
Aspen Technology, Inc. (a)	15,190	2,408,223
Avalara, Inc. (a)	19,777	1,504,436
Avaya Holdings Corp. (a)(b)	19,511	180,477
AvePoint, Inc. (a)	19,518	95,638
Benefitfocus, Inc. (a)(b)	6,959	74,113
Bentley Systems, Inc. Class B (b)	41,821	1,772,792
Black Knight, Inc. (a)	35,357	2,326,137
Blackbaud, Inc. (a)	10,144	588,453
BlackLine, Inc. (a)	12,109	811,908
Bottomline Technologies, Inc. (a)	8,958	507,202
Box, Inc. Class A (a)	33,694	1,031,710
BTRS Holdings, Inc. (a)	17,072	114,724
C3.Ai, Inc. (a)(b)	16,405	278,721
CDK Global, Inc.	26,558	1,445,021
Cerence, Inc. (a)(b)	8,990	265,205
Ceridian HCM Holding, Inc. (a)	31,133	1,747,495
ChannelAdvisor Corp. (a)	6,853	99,437
Cipher Mining, Inc. (a)	9,454	28,646
Cleanspark, Inc. (a)(b)	8,947	58,066
Clear Secure, Inc. (b)	3,105	94,454
Clearwater Analytics Holdings, Inc.	7,495	131,462
CommVault Systems, Inc. (a)	10,125	617,625
Confluent, Inc. (b)	13,915	434,705
Consensus Cloud Solutions, Inc. (a)	3,729	196,593
CoreCard Corp. (a)	1,429	32,567
Couchbase, Inc. (b)	1,983	33,711
Coupa Software, Inc. (a)	16,995	1,466,669
CS Disco, Inc. (b)	3,073	94,372
Datto Holding Corp. (a)	5,940	206,118
Digimarc Corp. (a)(b)	2,834	73,316
Digital Turbine, Inc. (a)	20,126	636,988
Dolby Laboratories, Inc. Class A	14,967	1,159,493
Domo, Inc. Class B (a)	6,717	278,218
Dropbox, Inc. Class A (a)	64,199	1,396,328
Duck Creek Technologies, Inc. (a)	17,524	279,157
Dynatrace, Inc. (a)	44,894	1,722,134
E2open Parent Holdings, Inc. (a)(b)	40,458	313,145
Ebix, Inc. (b)	5,624	167,595
eGain Communications Corp. (a)	5,436	56,263
Elastic NV (a)	16,664	1,268,797
Embark Technology, Inc. (a)(b)	45,290	248,642
Enfusion, Inc. Class A	4,256	54,349
Envestnet, Inc. (a)	12,424	989,447
Everbridge, Inc. (a)	8,993	387,598
Five9, Inc. (a)	15,476	1,703,908
ForgeRock, Inc. (b)	2,854	58,307
Freshworks, Inc. (b)	7,828	142,235
GitLab, Inc. (b)	2,584	123,851
Guidewire Software, Inc. (a)	18,912	1,644,209
Intapp, Inc.	2,557	63,772
InterDigital, Inc.	7,053	400,963
IronNet, Inc. Class A (a)(b)	7,785	20,864
Jamf Holding Corp. (a)(b)	12,704	391,283
KnowBe4, Inc. (a)	9,397	223,649
Latch, Inc. (a)(b)	20,486	67,399
Life360, Inc. unit (a)(d)	41,562	114,056
LivePerson, Inc. (a)	15,259	345,159
Mandiant, Inc. (a)	54,604	1,200,196
Manhattan Associates, Inc. (a)	14,388	1,878,353
Marathon Digital Holdings, Inc. (a)(b)	23,368	364,541
Matterport, Inc. (a)(b)	41,874	240,357
MeridianLink, Inc. (b)	3,164	51,099
MicroStrategy, Inc. Class A (a)(b)	2,119	750,486
Mimecast Ltd. (a)	14,236	1,134,324
Mitek Systems, Inc. (a)	9,921	110,818
Model N, Inc. (a)(b)	7,386	190,854
Momentive Global, Inc. (a)	29,648	469,031
N-able, Inc. (a)(b)	15,348	153,480
nCino, Inc. (a)(b)	13,191	494,531
NCR Corp. (a)	30,028	1,051,881
New Relic, Inc. (a)	13,648	863,509
Nextnav, Inc. (a)(b)	4,490	27,973
Nutanix, Inc. Class A (a)	48,734	1,219,812
Olo, Inc. (a)(b)	12,940	138,329
ON24, Inc. (a)	2,547	32,270
Onespan, Inc. (a)	8,186	115,668
Pagerduty, Inc. (a)	17,391	496,861
Paycor HCM, Inc. (b)	7,107	175,045
Paylocity Holding Corp. (a)	9,039	1,714,066
Pegasystems, Inc.	9,263	709,453
Ping Identity Holding Corp. (a)(b)	13,891	362,972
Progress Software Corp.	9,962	477,977
PROS Holdings, Inc. (a)	9,052	252,822
PTC, Inc. (a)	23,996	2,740,583
Q2 Holdings, Inc. (a)	12,883	666,438
Qualtrics International, Inc. (a)	21,789	403,968
Qualys, Inc. (a)	7,592	1,034,638
Rapid7, Inc. (a)(b)	13,073	1,248,733
Rekor Systems, Inc. (a)(b)	7,556	22,441
Rimini Street, Inc. (a)	6,936	39,951
RingCentral, Inc. (a)	18,689	1,585,762
Riot Blockchain, Inc. (a)(b)	22,847	231,669
SailPoint Technologies Holding, Inc. (a)	21,213	1,354,026
SecureWorks Corp. (a)	2,184	24,111
Semrush Holdings, Inc. (a)(b)	5,648	55,124
SentinelOne, Inc. (b)	30,632	1,019,127
ShotSpotter, Inc. (a)	1,904	52,265
Smartsheet, Inc. (a)	28,841	1,393,886
Smith Micro Software, Inc. (a)(b)	10,387	31,992
Sprinklr, Inc. (b)	11,341	154,805
Sprout Social, Inc. (a)	10,369	635,412
SPS Commerce, Inc. (a)	8,193	980,129
Sumo Logic, Inc. (a)	20,252	189,964
Telos Corp. (a)	12,113	94,360
Tenable Holdings, Inc. (a)	21,180	1,169,771
Teradata Corp. (a)	24,716	1,022,007
UiPath, Inc. Class A (a)	60,565	1,079,874
Upland Software, Inc. (a)	5,915	88,252
Varonis Systems, Inc. (a)	24,398	1,053,994
Verint Systems, Inc. (a)	15,103	824,020
Veritone, Inc. (a)(b)	6,872	74,424
Vertex, Inc. Class A (a)	6,006	85,465
Viant Technology, Inc. (a)	3,907	22,973
Vobile Group Ltd. (a)(c)	253,000	124,775
Vonage Holdings Corp. (a)	57,493	1,147,560
Workiva, Inc. (a)	10,257	989,903
Xperi Holding Corp.	24,179	377,192
Yext, Inc. (a)	26,926	155,902
Zuora, Inc. (a)	26,551	323,126
		77,431,883
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	29,625	335,948
Avid Technology, Inc. (a)	8,327	264,049
Corsair Gaming, Inc. (a)(b)	7,441	112,582
Diebold Nixdorf, Inc. (a)	17,772	72,865
Eastman Kodak Co. (a)(b)	15,129	78,217
Immersion Corp. (a)	6,725	31,406
IonQ, Inc. (a)	25,830	203,282
Pure Storage, Inc. Class A (a)	62,170	1,821,581
Quantum Corp. (a)	15,241	28,501
Razer, Inc. (a)(d)	993,000	356,857
Super Micro Computer, Inc. (a)	10,039	422,642
Turtle Beach Corp. (a)(b)	3,615	60,154
Xerox Holdings Corp.	27,544	479,266
		4,267,350
TOTAL INFORMATION TECHNOLOGY		169,657,386
MATERIALS - 5.7%
Chemicals - 2.1%
AdvanSix, Inc.	6,543	291,425
American Vanguard Corp.	5,964	127,630
Amyris, Inc. (a)(b)	45,971	157,681
Ashland Global Holdings, Inc.	11,974	1,256,911
Aspen Aerogels, Inc. (a)	5,766	124,546
Avient Corp.	20,779	1,023,158
Axalta Coating Systems Ltd. (a)	48,760	1,237,041
Balchem Corp.	7,352	905,766
Cabot Corp.	12,858	846,699
Chase Corp.	1,758	148,305
Danimer Scientific, Inc. (a)(b)	19,259	75,495
Ecovyst, Inc.	11,884	119,553
Element Solutions, Inc.	49,541	1,021,535
Flotek Industries, Inc. (a)(b)	13,898	18,345
FutureFuel Corp.	5,601	53,266
GCP Applied Technologies, Inc. (a)	12,267	384,816
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	262,487	761,212
H.B. Fuller Co.	12,177	812,206
Hawkins, Inc.	4,230	157,694
Huntsman Corp.	47,151	1,597,004
Ingevity Corp. (a)	8,891	532,571
Innospec, Inc.	5,718	544,983
Intrepid Potash, Inc. (a)	2,167	165,949
Koppers Holdings, Inc.	5,059	122,731
Kronos Worldwide, Inc.	5,130	78,079
Livent Corp. (a)(b)	36,737	784,702
Loop Industries, Inc. (a)(b)	5,144	33,436
LSB Industries, Inc.	6,832	146,273
Minerals Technologies, Inc.	7,705	490,115
NewMarket Corp.	1,546	501,847
Olin Corp.	32,099	1,842,483
Origin Materials, Inc. Class A (a)(b)	26,504	172,011
Orion Engineered Carbons SA	13,687	206,674
Perimeter Solutions SA (a)	35,359	359,247
PureCycle Technologies, Inc. (a)(b)	17,837	139,129
Quaker Houghton	3,124	508,306
Rayonier Advanced Materials, Inc. (a)	13,790	70,743
RPM International, Inc.	29,501	2,445,633
Sensient Technologies Corp.	9,476	801,670
Stepan Co.	4,786	488,698
The Chemours Co. LLC	36,371	1,202,789
The Scotts Miracle-Gro Co. Class A (b)	9,237	960,001
Tredegar Corp.	6,001	68,711
Trinseo PLC	9,007	427,382
Tronox Holdings PLC	26,480	455,456
Valvoline, Inc.	40,604	1,227,459
Westlake Corp.	7,547	955,073
		26,852,439
Construction Materials - 0.2%
Eagle Materials, Inc.	8,989	1,108,523
Summit Materials, Inc. (a)	26,935	748,793
		1,857,316
Containers & Packaging - 1.3%
Aptargroup, Inc.	14,989	1,721,187
Ardagh Metal Packaging SA (b)	34,887	248,744
Berry Global Group, Inc. (a)	30,798	1,735,467
Crown Holdings, Inc.	28,709	3,159,138
Graphic Packaging Holding Co.	64,117	1,397,751
Greif, Inc. Class A	6,166	374,153
Myers Industries, Inc.	8,535	187,173
O-I Glass, Inc. (a)	35,289	475,696
Pactiv Evergreen, Inc.	9,697	95,612
Ranpak Holdings Corp. (A Shares) (a)	9,095	137,153
Sealed Air Corp.	33,742	2,166,574
Silgan Holdings, Inc.	19,018	843,829
Sonoco Products Co.	22,278	1,379,231
TriMas Corp.	9,955	294,071
WestRock Co.	59,876	2,965,658
		17,181,437
Metals & Mining - 1.9%
5E Advanced Materials, Inc. unit (a)	61,169	152,248
Alcoa Corp.	41,906	2,841,227
Allegheny Technologies, Inc. (a)	28,896	785,393
Alpha Metallurgical Resources (b)	3,924	607,200
Arconic Corp. (a)	24,115	606,733
Carpenter Technology Corp.	11,149	425,669
Century Aluminum Co. (a)	11,720	197,716
Cleveland-Cliffs, Inc. (a)	108,866	2,774,994
Coeur d'Alene Mines Corp. (a)	59,687	216,664
Commercial Metals Co.	27,568	1,130,288
Compass Minerals International, Inc.	7,876	465,708
Comstock Mining, Inc. (a)	12,690	15,101
Coronado Global Resources, Inc. unit (d)	187,383	301,867
Gatos Silver, Inc. (a)	9,973	33,709
Gold Resource Corp. (b)	16,620	30,415
Haynes International, Inc.	3,013	117,748
Hecla Mining Co.	122,365	637,522
Kaiser Aluminum Corp.	3,667	353,866
Materion Corp.	4,742	403,781
McEwen Mining, Inc. (a)(b)	81,651	54,723
MP Materials Corp. (a)	16,991	646,338
Olympic Steel, Inc.	2,043	70,136
Piedmont Lithium, Inc. (a)	3,585	234,495
Reliance Steel & Aluminum Co.	14,247	2,824,468
Royal Gold, Inc.	14,934	1,948,588
Ryerson Holding Corp.	3,806	140,099
Schnitzer Steel Industries, Inc. Class A	5,922	270,221
Steel Dynamics, Inc.	42,902	3,678,818
SunCoke Energy, Inc.	18,295	152,214
TimkenSteel Corp. (a)	9,803	202,628
United States Steel Corp.	59,359	1,809,856
Warrior Metropolitan Coal, Inc.	11,927	406,353
Worthington Industries, Inc.	7,355	349,877
		24,886,663
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	3,804	125,950
Glatfelter Corp.	9,901	108,911
Louisiana-Pacific Corp.	20,036	1,292,723
Mercer International, Inc. (SBI)	8,829	141,352
Neenah, Inc.	3,708	131,263
Resolute Forest Products (b)	11,144	155,347
Schweitzer-Mauduit International, Inc.	7,025	176,749
Sylvamo Corp. (a)	7,965	355,637
		2,487,932
TOTAL MATERIALS		73,265,787
REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 8.3%
Acadia Realty Trust (SBI)	20,856	436,308
Agree Realty Corp.	16,489	1,119,933
Alexander & Baldwin, Inc.	17,222	365,106
Alexanders, Inc.	503	124,830
American Assets Trust, Inc.	12,451	455,707
American Campus Communities, Inc.	31,861	2,060,451
American Homes 4 Rent Class A	67,665	2,680,211
Americold Realty Trust	60,868	1,605,698
Apartment Income (REIT) Corp.	35,944	1,767,366
Apartment Investment & Management Co. Class A (a)	34,272	215,914
Apple Hospitality (REIT), Inc.	48,551	858,867
Armada Hoffler Properties, Inc.	15,703	212,776
Ashford Hospitality Trust, Inc. (a)	7,694	54,243
Bluerock Residential Growth (REIT), Inc.	6,181	164,476
Braemar Hotels & Resorts, Inc.	12,445	75,417
Brandywine Realty Trust (SBI)	40,347	470,849
Brixmor Property Group, Inc.	68,034	1,726,703
Broadstone Net Lease, Inc.	37,234	770,371
Camden Property Trust (SBI)	23,368	3,666,206
CareTrust (REIT), Inc.	22,785	369,345
CatchMark Timber Trust, Inc.	11,718	96,205
CBL & Associates Properties, Inc. (a)	5,771	169,148
Cedar Realty Trust, Inc.	2,735	77,619
Centerspace	3,432	316,636
Chatham Lodging Trust (a)	11,338	162,814
City Office REIT, Inc.	10,211	151,531
Community Healthcare Trust, Inc.	5,514	203,025
Corporate Office Properties Trust (SBI)	25,704	686,040
Cousins Properties, Inc.	34,217	1,228,390
CTO Realty Growth, Inc.	1,434	91,446
CubeSmart	49,957	2,373,457
DiamondRock Hospitality Co. (a)	49,152	521,994
Digitalbridge Group, Inc. (a)	116,993	814,271
Diversified Healthcare Trust (SBI)	56,896	128,016
Douglas Emmett, Inc.	40,140	1,182,524
Easterly Government Properties, Inc.	20,791	396,069
EastGroup Properties, Inc.	9,329	1,749,188
Empire State Realty Trust, Inc.	33,064	285,673
EPR Properties	17,050	895,466
Equity Commonwealth (a)	25,994	680,783
Equity Lifestyle Properties, Inc.	39,462	3,049,623
Essential Properties Realty Trust, Inc.	28,239	677,736
Farmland Partners, Inc.	6,855	100,906
Federal Realty Investment Trust (SBI)	16,194	1,895,670
First Industrial Realty Trust, Inc.	29,984	1,739,072
Four Corners Property Trust, Inc.	18,304	502,628
Franklin Street Properties Corp.	21,662	111,776
Gaming & Leisure Properties	53,742	2,385,070
Getty Realty Corp.	9,281	249,752
Gladstone Commercial Corp.	9,338	196,472
Gladstone Land Corp.	7,396	269,214
Global Medical REIT, Inc.	14,305	211,142
Global Net Lease, Inc.	23,739	333,058
Healthcare Realty Trust, Inc. (b)	33,739	913,652
Healthcare Trust of America, Inc.	50,575	1,540,515
Hersha Hospitality Trust (a)	7,556	73,898
Highwoods Properties, Inc. (SBI)	24,089	983,795
Hudson Pacific Properties, Inc.	34,865	811,657
Independence Realty Trust, Inc.	50,508	1,376,848
Indus Realty Trust, Inc.	1,608	114,892
Industrial Logistics Properties Trust	15,454	249,737
InvenTrust Properties Corp.	15,312	463,800
Iron Mountain, Inc.	65,972	3,544,676
iStar Financial, Inc.	16,334	275,065
JBG SMITH Properties	26,108	688,207
Kilroy Realty Corp.	24,032	1,682,240
Kimco Realty Corp.	140,799	3,566,439
Kite Realty Group Trust	49,842	1,111,477
Lamar Advertising Co. Class A	19,816	2,187,885
Life Storage, Inc.	18,740	2,482,863
LTC Properties, Inc.	9,254	305,382
LXP Industrial Trust (REIT)	64,709	812,098
Medical Properties Trust, Inc.	136,365	2,507,752
National Health Investors, Inc.	10,494	540,756
National Retail Properties, Inc.	40,320	1,767,629
National Storage Affiliates Trust	18,838	1,066,231
Necessity Retail (REIT), Inc./The	28,812	215,226
NETSTREIT Corp.	9,863	213,238
NexPoint Residential Trust, Inc.	5,343	476,382
Office Properties Income Trust	10,944	236,609
Omega Healthcare Investors, Inc.	54,577	1,390,622
One Liberty Properties, Inc.	3,974	113,855
Orion Office (REIT), Inc.	12,911	173,266
Outfront Media, Inc.	33,192	849,715
Paramount Group, Inc.	38,085	362,188
Park Hotels & Resorts, Inc.	53,778	1,059,964
Pebblebrook Hotel Trust	29,904	730,256
Phillips Edison & Co., Inc.	26,047	881,951
Physicians Realty Trust	50,659	868,295
Piedmont Office Realty Trust, Inc. Class A	29,043	467,592
Plymouth Industrial REIT, Inc.	8,387	202,294
Postal Realty Trust, Inc.	4,228	71,157
Potlatch Corp.	15,726	871,063
Preferred Apartment Communities, Inc. Class A	12,337	306,945
PS Business Parks, Inc.	4,714	882,461
Rayonier, Inc.	33,346	1,440,547
Regency Centers Corp.	35,210	2,423,504
Retail Opportunity Investments Corp.	28,784	536,246
Rexford Industrial Realty, Inc.	36,743	2,867,424
RLJ Lodging Trust	38,762	543,443
RPT Realty	19,731	262,225
Ryman Hospitality Properties, Inc. (a)	12,526	1,170,930
Sabra Health Care REIT, Inc.	52,190	609,579
Safehold, Inc.	3,337	143,658
Saul Centers, Inc.	2,989	154,262
Seritage Growth Properties (a)	8,101	80,200
Service Properties Trust	37,732	306,384
SITE Centers Corp.	41,211	655,255
SL Green Realty Corp.	14,648	1,013,935
Spirit Realty Capital, Inc.	29,375	1,276,344
Stag Industrial, Inc.	40,486	1,510,938
Store Capital Corp.	56,457	1,605,073
Summit Hotel Properties, Inc. (a)	23,948	236,367
Sunstone Hotel Investors, Inc. (a)	50,145	614,276
Tanger Factory Outlet Centers, Inc.	24,240	390,991
Terreno Realty Corp.	17,340	1,261,485
The Macerich Co.	48,544	609,227
UMH Properties, Inc.	11,295	265,658
Uniti Group, Inc.	53,780	666,334
Universal Health Realty Income Trust (SBI)	3,075	154,334
Urban Edge Properties	25,843	483,006
Urstadt Biddle Properties, Inc. Class A	7,154	124,122
Veris Residential, Inc. (a)	18,558	297,114
Vornado Realty Trust	36,319	1,405,908
Washington REIT (SBI)	19,732	475,344
Whitestone REIT Class B	11,154	135,521
Xenia Hotels & Resorts, Inc. (a)	26,580	512,728
		106,806,126
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	34,096	610,318
Doma Holdings, Inc. Class A (a)	39,446	73,370
Douglas Elliman, Inc.	15,051	91,209
eXp World Holdings, Inc. (b)	15,607	208,978
Forestar Group, Inc. (a)	4,271	69,660
Howard Hughes Corp. (a)	9,388	941,523
Jones Lang LaSalle, Inc. (a)	11,501	2,515,614
Kennedy-Wilson Holdings, Inc.	27,222	613,856
Marcus & Millichap, Inc.	5,902	264,351
Newmark Group, Inc.	38,262	464,883
Offerpad Solutions, Inc. (a)(b)	16,077	80,546
Opendoor Technologies, Inc. (a)(b)	88,485	618,510
RE/MAX Holdings, Inc.	4,147	97,289
Realogy Holdings Corp. (a)	27,072	296,709
Redfin Corp. (a)(b)	24,619	274,502
The RMR Group, Inc.	3,782	103,173
The St. Joe Co.	7,672	408,227
WeWork, Inc. (a)	47,402	332,288
Zillow Group, Inc.:
Class A (a)	8,659	334,670
Class C (a)	37,684	1,500,577
		9,900,253
TOTAL REAL ESTATE		116,706,379
UTILITIES - 2.8%
Electric Utilities - 1.0%
Allete, Inc.	11,992	711,605
Avangrid, Inc. (b)	15,898	705,076
Hawaiian Electric Industries, Inc.	24,922	1,024,543
IDACORP, Inc.	11,510	1,210,622
MGE Energy, Inc.	8,220	640,091
NRG Energy, Inc.	55,801	2,003,256
OGE Energy Corp.	45,511	1,760,365
Otter Tail Corp.	9,438	547,026
Pinnacle West Capital Corp.	25,693	1,829,342
PNM Resources, Inc.	19,579	913,556
Portland General Electric Co.	20,355	963,402
		12,308,884
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	3,986	498,928
National Fuel Gas Co.	20,770	1,456,600
New Jersey Resources Corp.	21,729	937,824
Northwest Natural Holding Co.	7,188	343,802
ONE Gas, Inc.	12,151	1,025,180
South Jersey Industries, Inc.	25,597	875,161
Southwest Gas Corp.	14,973	1,319,271
Spire, Inc.	11,713	852,121
UGI Corp.	47,749	1,637,791
		8,946,678
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	8,400	238,728
Class C	18,110	552,898
Ormat Technologies, Inc. (b)	10,172	790,364
Sunnova Energy International, Inc. (a)(b)	21,656	373,999
Vistra Corp.	109,724	2,745,294
		4,701,283
Multi-Utilities - 0.4%
Avista Corp.	16,122	654,070
Black Hills Corp.	14,476	1,060,222
NiSource, Inc.	89,647	2,610,521
NorthWestern Energy Corp. (b)	12,215	692,468
Unitil Corp.	3,590	183,090
		5,200,371
Water Utilities - 0.3%
American States Water Co.	8,412	661,688
California Water Service Group	11,993	622,077
Essential Utilities, Inc.	52,437	2,347,080
Middlesex Water Co.	4,077	362,649
SJW Corp.	6,374	376,066
York Water Co.	3,178	122,925
		4,492,485
TOTAL UTILITIES		35,649,701
TOTAL COMMON STOCKS (Cost $1,265,043,571)		1,276,025,457

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $198,178)	200,000	197,573

Money Market Funds - 9.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (g)	5,245,072	5,246,121
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	115,382,196	115,393,734
TOTAL MONEY MARKET FUNDS (Cost $120,639,855)		120,639,855

TOTAL INVESTMENT IN SECURITIES - 108.9% (Cost $1,385,881,604)	1,396,862,885
NET OTHER ASSETS (LIABILITIES) - (8.9)%	(113,965,709)
NET ASSETS - 100.0%	1,282,897,176

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	32	Jun 2022	2,978,080	(129,183)	(129,183)
CME E-mini S&P MidCap 400 Index Contracts (United States)	16	Jun 2022	3,992,160	(106,058)	(106,058)

TOTAL FUTURES CONTRACTS					(235,241)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,534,706 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $197,573.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	6,502,757	166,149,488	167,406,124	3,272	-	-	5,246,121	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	91,236,254	208,559,598	184,402,118	177,329	-	-	115,393,734	0.3%
Total	97,739,011	374,709,086	351,808,242	180,601	-	-	120,639,855

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	43,312,677	43,310,032	-	2,645
Consumer Discretionary	169,191,760	168,476,696	714,670	394
Consumer Staples	48,218,398	48,218,142	256	-
Energy	53,258,004	53,258,004	-	-
Financials	202,185,426	202,092,397	93,029	-
Health Care	150,869,773	150,781,782	47,256	40,735
Industrials	213,710,166	213,710,166	-	-
Information Technology	169,657,386	169,407,013	125,598	124,775
Materials	73,265,787	72,811,672	454,115	-
Real Estate	116,706,379	116,706,379	-	-
Utilities	35,649,701	35,649,701	-	-

U.S. Government and Government Agency Obligations	197,573	-	197,573	-

Money Market Funds	120,639,855	120,639,855	-	-
Total Investments in Securities:	1,396,862,885	1,395,061,839	1,632,497	168,549
Derivative Instruments:

Liabilities
Futures Contracts	(235,241)	(235,241)	-	-
Total Liabilities	(235,241)	(235,241)	-	-
Total Derivative Instruments:	(235,241)	(235,241)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(235,241)
Total Equity Risk	0	(235,241)
Total Value of Derivatives	0	(235,241)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $107,779,190) - See accompanying schedule:	$1,276,223,030
Unaffiliated issuers (cost $1,265,241,749)
Fidelity Central Funds (cost $120,639,855)	120,639,855

Total Investment in Securities (cost $1,385,881,604)		$1,396,862,885
Segregated cash with brokers for derivative instruments		141,797
Cash		28,632
Foreign currency held at value (cost $71,415)		68,774
Receivable for investments sold		103,466
Receivable for fund shares sold		1,642,629
Dividends receivable		445,706
Distributions receivable from Fidelity Central Funds		58,977
Other receivables		186
Total assets		1,399,353,052
Liabilities
Payable for investments purchased	$40,296
Payable for fund shares redeemed	844,576
Payable for daily variation margin on futures contracts	176,500
Other payables and accrued expenses	283
Collateral on securities loaned	115,394,221
Total Liabilities		116,455,876
Net Assets		$1,282,897,176
Net Assets consist of:
Paid in capital		$1,260,969,810
Total accumulated earnings (loss)		21,927,366
Net Assets		$1,282,897,176
Net Asset Value , offering price and redemption price per share ($1,282,897,176 ÷ 113,489,066 shares)		$11.30

Statement of Operations
		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$9,158,691
Interest		402
Income from Fidelity Central Funds (including $177,329 from security lending)		180,601
Total Income		9,339,694
Expenses
Independent trustees' fees and expenses	2,315
Total expenses before reductions	2,315
Expense reductions	(93)
Total expenses after reductions		2,222
Net Investment income (loss)		9,337,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,831,721
Foreign currency transactions	429
Futures contracts	(1,110,909)
Total net realized gain (loss)		17,721,241
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(230,886,904)
Assets and liabilities in foreign currencies	(2,646)
Futures contracts	(375,562)
Total change in net unrealized appreciation (depreciation)		(231,265,112)
Net gain (loss)		(213,543,871)
Net increase (decrease) in net assets resulting from operations		$(204,206,399)

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,337,472	$15,058,665
Net realized gain (loss)	17,721,241	79,959,851
Change in net unrealized appreciation (depreciation)	(231,265,112)	249,496,066
Net increase (decrease) in net assets resulting from operations	(204,206,399)	344,514,582
Distributions to shareholders	(92,792,463)	(15,855,199)
Share transactions
Proceeds from sales of shares	291,321,070	683,852,504
Reinvestment of distributions	86,735,982	15,286,618
Cost of shares redeemed	(193,235,390)	(224,267,116)
Net increase (decrease) in net assets resulting from share transactions	184,821,662	474,872,006
Total increase (decrease) in net assets	(112,177,200)	803,531,389

Net Assets
Beginning of period	1,395,074,376	591,542,987
End of period	$1,282,897,176	$1,395,074,376

Other Information
Shares
Sold	23,063,862	52,486,346
Issued in reinvestment of distributions	6,966,745	1,368,942
Redeemed	(15,571,674)	(17,201,393)
Net increase (decrease)	14,458,933	36,653,895

Fidelity ZERO® Extended Market Index Fund

	Six months ended (Unaudited) April 30, 2022	Years ended October 31, 2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.09	$9.48	$9.66	$8.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.18	.14	.15	.02
Net realized and unrealized gain (loss)	(1.97)	4.68	(.14)	.56	(1.03)
Total from investment operations	(1.88)	4.86	-	.71	(1.01)
Distributions from net investment income	(.16)	(.14)	(.13)	(.04)	-
Distributions from net realized gain	(.75)	(.11)	(.06)	-	-
Total distributions	(.91)	(.25)	(.18) D	(.04)	-
Net asset value, end of period	$11.30	$14.09	$9.48	$9.66	$8.99
Total Return E,F	(13.95)%	51.93%	(.06)%	7.97%	(10.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-%	-% J
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-% J
Expenses net of all reductions I	-% J	-%	-%	-%	-% J
Net investment income (loss)	1.35% J	1.38%	1.55%	1.64%	1.31% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,282,897	$1,395,074	$591,543	$452,039	$68,589
Portfolio turnover rate K	23% J,L	25%	26%	14%	-% M,N

A For the period September 13, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount represents less than 1%.

N Amount not annualized.

Fidelity ZERO® International Index Fund
Investment Summary April 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (Switzerland, Food Products)	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.8
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
10.1

Market Sectors (% of Fund's net assets)

Financials	20.9
Industrials	11.3
Information Technology	10.9
Consumer Discretionary	10.5
Health Care	9.5
Materials	8.6
Consumer Staples	8.1
Communication Services	6.6
Energy	5.8
Utilities	2.8
Real Estate	1.9

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 96.7%
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

Fidelity ZERO® International Index Fund
Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value ($)
Australia - 5.2%
AGL Energy Ltd.	75,183	457,029
Allkem Ltd. (a)	67,451	562,151
ALS Ltd.	56,711	513,524
Altium Ltd.	13,478	303,623
Alumina Ltd.	269,825	339,709
AMP Ltd. (a)	368,474	297,699
Ampol Ltd.	28,137	661,535
Ansell Ltd.	13,866	265,579
APA Group unit	133,856	1,075,550
ARB Corp. Ltd.	8,843	245,105
Aristocrat Leisure Ltd.	75,966	1,762,589
ASX Ltd.	21,977	1,328,722
Atlas Arteria Ltd. unit	113,790	552,800
Aurizon Holdings Ltd.	210,838	595,431
Australia & New Zealand Banking Group Ltd.	321,205	6,112,271
Bank of Queensland Ltd.	73,279	415,753
Beach Energy Ltd.	180,885	206,230
Bendigo & Adelaide Bank Ltd.	63,359	472,394
BHP Group Ltd.	578,057	19,316,024
BlueScope Steel Ltd.	55,585	790,174
Brambles Ltd.	163,976	1,210,851
Breville Group Ltd.	10,692	177,194
carsales.com Ltd.	31,835	469,983
Challenger Ltd.	64,961	328,674
Charter Hall Group unit	55,892	600,694
Cleanaway Waste Management Ltd.	235,156	527,111
Cochlear Ltd.	7,581	1,221,052
Coles Group Ltd.	152,039	1,999,109
Commonwealth Bank of Australia	194,874	14,164,127
Computershare Ltd.	65,161	1,148,793
Crown Ltd. (a)	42,446	384,313
CSL Ltd.	54,707	10,440,845
CSR Ltd.	54,480	233,315
Dexus unit	120,918	945,406
Dominos Pizza Enterprises Ltd.	7,332	384,352
Downer EDI Ltd.	77,159	298,529
Endeavour Group Ltd.	148,664	813,796
Evolution Mining Ltd.	215,582	610,011
Fortescue Metals Group Ltd.	193,259	2,920,738
Goodman Group unit	193,636	3,222,857
Harvey Norman Holdings Ltd.	78,917	281,108
IDP Education Ltd.	24,747	459,092
IGO Ltd.	76,586	696,348
Iluka Resources Ltd.	49,674	389,092
Incitec Pivot Ltd.	226,788	611,652
Insurance Australia Group Ltd.	285,490	911,653
JB Hi-Fi Ltd. (b)	13,729	508,472
Lendlease Group unit	80,649	690,869
Lynas Rare Earths Ltd. (a)	105,642	662,921
Macquarie Group Ltd.	41,229	5,935,454
Magellan Financial Group Ltd.	15,507	175,431
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	2,109
Medibank Private Ltd.	318,336	715,347
Metcash Ltd.	111,071	372,862
Mineral Resources Ltd.	19,025	773,047
Mirvac Group unit	445,463	752,873
National Australia Bank Ltd.	369,968	8,445,887
Newcrest Mining Ltd.	101,846	1,912,602
NEXTDC Ltd. (a)	52,991	411,414
Nine Entertainment Co. Holdings Ltd.	158,885	297,796
Northern Star Resources Ltd.	133,397	916,943
Orica Ltd.	46,442	533,657
Origin Energy Ltd.	200,470	958,878
OZ Minerals Ltd.	37,820	656,477
Pilbara Minerals Ltd. (a)	294,055	570,377
Qantas Airways Ltd. (a)	111,221	430,962
QBE Insurance Group Ltd.	168,292	1,451,903
Qube Holdings Ltd.	232,494	480,438
Ramsay Health Care Ltd.	21,213	1,203,780
REA Group Ltd.	5,826	521,940
Reece Ltd.	32,059	389,504
Reliance Worldwide Corp. Ltd.	97,751	268,248
Rio Tinto Ltd.	42,292	3,345,462
Santos Ltd.	347,316	1,940,826
Scentre Group unit	599,456	1,248,974
SEEK Ltd.	40,250	788,714
Seven Group Holdings Ltd.	18,993	264,989
Sonic Healthcare Ltd.	54,572	1,409,389
South32 Ltd.	527,742	1,757,559
Steadfast Group Ltd.	110,048	398,416
Stockland Corp. Ltd. unit	280,800	812,756
Suncorp Group Ltd.	143,506	1,152,208
Tabcorp Holdings Ltd.	250,040	956,208
Telstra Corp. Ltd.	466,873	1,325,289
The GPT Group unit	215,130	764,763
The Star Entertainment Group Ltd. (a)	94,879	209,557
Transurban Group unit	349,347	3,508,008
Treasury Wine Estates Ltd.	81,828	647,398
Vicinity Centres unit	436,810	569,956
Washington H. Soul Pattinson & Co. Ltd.	27,784	541,402
Wesfarmers Ltd.	129,248	4,472,380
Westpac Banking Corp.	399,688	6,690,774
Whitehaven Coal Ltd.	108,774	373,535
WiseTech Global Ltd.	19,125	592,929
Woodside Petroleum Ltd.	110,513	2,404,331
Woolworths Group Ltd.	138,321	3,742,007
WorleyParsons Ltd.	44,238	430,215
TOTAL AUSTRALIA		152,112,823
Austria - 0.2%
Andritz AG	8,532	362,705
AT&S Austria Technologie & Systemtechnik AG	2,845	145,681
BAWAG Group AG (c)	8,098	384,524
CA Immobilien Anlagen AG	4,639	131,018
Erste Group Bank AG	38,832	1,209,064
IMMOFINANZ Immobilien Anlagen AG (b)	7,756	186,010
Lenzing AG	1,487	135,003
Mayr-Melnhof Karton AG	934	164,353
Oesterreichische Post AG (b)	4,147	133,590
OMV AG	16,166	826,368
Raiffeisen International Bank-Holding AG	15,971	181,803
Verbund AG	7,718	824,972
Voestalpine AG	13,161	342,487
Wienerberger AG	13,507	381,273
TOTAL AUSTRIA		5,408,851
Bailiwick of Jersey - 0.6%
Experian PLC	110,464	3,814,803
Ferguson PLC	26,424	3,314,869
Glencore Xstrata PLC	1,247,238	7,685,065
WPP PLC	138,399	1,725,125
TOTAL BAILIWICK OF JERSEY		16,539,862
Belgium - 0.6%
Ackermans & Van Haaren SA	2,534	451,752
Aedifica SA	4,187	496,297
Ageas	20,985	1,004,165
Anheuser-Busch InBev SA NV	99,211	5,708,553
Cofinimmo SA	3,344	449,050
Colruyt NV	6,412	235,454
D'ieteren Group	2,663	427,445
ELIA GROUP SA/NV	3,863	614,906
Galapagos NV (a)	5,276	309,771
Groupe Bruxelles Lambert SA	11,929	1,125,626
KBC Group NV	38,547	2,622,424
Melexis NV	2,112	181,283
Proximus	18,931	330,882
Sofina SA	1,777	544,574
Solvay SA Class A	8,354	785,587
UCB SA	14,556	1,654,620
Umicore SA	22,965	882,854
Warehouses de Pauw	15,974	614,523
Warehouses de Pauw rights (a)(d)	15,974	14,830
TOTAL BELGIUM		18,454,596
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	460,000	259,175
AutoStore Holdings Ltd.	101,798	227,040
China Gas Holdings Ltd.	278,200	339,117
China Resource Gas Group Ltd.	106,000	398,283
CK Infrastructure Holdings Ltd.	66,000	443,745
Credicorp Ltd. (United States)	7,173	996,258
Golar LNG Ltd. (a)	11,541	257,595
Hiscox Ltd.	40,067	475,767
Hongkong Land Holdings Ltd.	134,739	628,553
Jardine Matheson Holdings Ltd.	28,861	1,528,733
Kunlun Energy Co. Ltd.	468,000	388,387
Nine Dragons Paper (Holdings) Ltd.	188,000	166,029
Orient Overseas International Ltd.	19,500	538,085
TOTAL BERMUDA		6,646,767
Brazil - 1.1%
3R Petroleum Oleo e Gas SA (a)	18,400	172,055
Ambev SA	509,400	1,496,069
Americanas SA	73,239	355,533
Armac Locacao Logistica e Servicos SA	28,100	84,233
Atacadao SA	47,200	196,382
B3 SA - Brasil Bolsa Balcao	699,200	1,880,958
Banco Bradesco SA	180,359	543,928
Banco BTG Pactual SA unit	129,400	604,344
Banco do Brasil SA	164,200	1,103,313
Banco Inter SA unit	57,160	175,390
BB Seguridade Participacoes SA	78,800	405,320
BR Malls Participacoes SA	96,100	184,466
BRF SA (a)	88,800	243,915
CCR SA	128,300	322,051
Centrais Eletricas Brasileiras SA (Electrobras)	45,851	375,418
Cogna Educacao (a)	184,400	91,380
Companhia Brasileira de Aluminio	49,400	171,263
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	37,000	333,258
Companhia Paranaense de Energia-COPEL unit	28,200	204,771
Companhia Siderurgica Nacional SA (CSN)	74,200	316,224
Compania de Locacao das Americas	33,600	160,118
Cosan SA	137,200	582,773
Cyrela Brazil Realty SA	28,900	82,714
Embraer SA (a)	79,700	229,075
Energisa SA unit	26,800	258,245
Eneva SA (a)	105,500	292,774
ENGIE Brasil Energia SA	27,750	235,181
Equatorial Energia SA	99,300	514,983
Hapvida Participacoes e Investimentos SA (c)	466,100	826,808
Hypera SA	48,100	364,062
JBS SA	83,900	642,323
Klabin SA unit	94,300	395,591
Localiza Rent A Car SA	67,930	727,397
Locaweb Servicos de Internet SA (a)(c)	46,400	67,292
Lojas Renner SA	113,640	545,910
Magazine Luiza SA	330,880	326,600
Marfrig Global Foods SA	39,300	149,046
Multiplan Empreendimentos Imobiliarios SA	32,400	161,543
Natura & Co. Holding SA (a)	96,888	364,314
Oi SA (a)	714,200	112,678
Petro Rio SA (a)	74,800	403,960
Petroleo Brasileiro SA - Petrobras (ON)	419,800	2,839,453
Raia Drogasil SA	125,300	530,452
Rede D'Oregon Sao Luiz SA (c)	84,900	630,746
Rumo SA	140,400	464,881
Sendas Distribuidora SA	84,600	261,469
Sul America SA unit	34,550	185,610
Suzano Papel e Celulose SA	90,153	904,639
Telefonica Brasil SA	50,300	541,158
TIM SA	86,000	234,485
Totvs SA	59,000	381,523
Transmissora Alianca de Energia Eletrica SA unit	21,200	188,589
Ultrapar Participacoes SA	80,900	213,870
Vale SA	457,343	7,704,790
Via S/A (a)	144,686	86,918
Vibra Energia SA	134,400	574,142
Weg SA	168,700	1,027,088
YDUQS Participacoes SA	26,300	85,752
TOTAL BRAZIL		33,559,223
British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)	18,148	335,012
VK Co. Ltd. GDR (Reg. S) (a)(e)	12,713	4,276
TOTAL BRITISH VIRGIN ISLANDS		339,288
Canada - 8.0%
Agnico Eagle Mines Ltd. (Canada)	51,928	3,022,750
Air Canada (a)	38,257	670,052
Alamos Gold, Inc.	47,649	370,169
Algonquin Power & Utilities Corp.	77,602	1,123,572
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	95,007	4,229,518
AltaGas Ltd.	31,717	725,369
ARC Resources Ltd.	78,808	1,092,570
B2Gold Corp.	120,036	509,241
Ballard Power Systems, Inc. (a)(b)	29,068	241,432
Bank of Montreal	76,052	8,063,708
Bank of Nova Scotia	137,485	8,706,188
Barrick Gold Corp. (Canada)	203,155	4,530,721
Bausch Health Cos., Inc. (Canada) (a)	33,131	629,532
BCE, Inc.	34,624	1,840,828
BlackBerry Ltd. (a)	59,461	340,200
Boralex, Inc. Class A	11,077	332,056
Boyd Group Services, Inc.	2,335	289,001
Brookfield Asset Management, Inc. (Canada) Class A	166,820	8,321,197
Brookfield Renewable Corp.	14,475	519,777
BRP, Inc.	4,434	359,200
CAE, Inc. (a)	37,065	881,435
Cameco Corp.	45,905	1,185,279
Canadian Apartment Properties (REIT) unit	9,498	372,039
Canadian Imperial Bank of Commerce	51,404	5,682,790
Canadian National Railway Co.	68,803	8,091,509
Canadian Natural Resources Ltd.	133,219	8,245,236
Canadian Pacific Railway Ltd.	106,109	7,761,696
Canadian Tire Ltd. Class A (non-vtg.)	6,434	886,231
Canadian Utilities Ltd. Class A (non-vtg.)	14,080	423,282
Capital Power Corp.	14,093	463,166
Cargojet, Inc.	1,835	214,389
CCL Industries, Inc. Class B	17,006	741,452
Cenovus Energy, Inc. (Canada)	143,742	2,657,434
CGI, Inc. Class A (sub. vtg.) (a)	24,678	1,967,862
Colliers International Group, Inc.	3,798	419,372
Constellation Software, Inc.	2,247	3,536,482
Descartes Systems Group, Inc. (Canada) (a)	9,577	594,830
Dollarama, Inc.	31,709	1,762,859
Element Fleet Management Corp.	47,034	419,943
Emera, Inc.	29,741	1,436,060
Empire Co. Ltd. Class A (non-vtg.)	19,140	632,165
Enbridge, Inc.	231,216	10,089,884
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,891	1,588,503
Finning International, Inc.	18,038	507,448
First Majestic Silver Corp.	25,837	266,887
First Quantum Minerals Ltd.	63,048	1,807,541
FirstService Corp.	4,470	557,354
Fortis, Inc.	54,166	2,635,672
Franco-Nevada Corp.	21,804	3,297,459
George Weston Ltd.	7,998	995,011
GFL Environmental, Inc.	16,498	497,001
Gildan Activewear, Inc.	21,922	742,821
Great-West Lifeco, Inc.	30,826	850,406
Hydro One Ltd. (c)	34,752	939,506
iA Financial Corp, Inc.	12,230	639,465
Imperial Oil Ltd.	24,591	1,238,116
Intact Financial Corp.	20,085	2,809,852
Ivanhoe Mines Ltd. (a)	63,965	512,855
Keyera Corp.	25,110	622,937
Kinaxis, Inc. (a)	3,066	339,285
Kinross Gold Corp.	146,667	740,956
Lightspeed Commerce, Inc. (Canada) (a)	14,897	332,926
Loblaw Companies Ltd.	18,605	1,701,844
Lundin Mining Corp.	74,049	676,133
Magna International, Inc. Class A (sub. vtg.)	31,766	1,914,392
Manulife Financial Corp.	222,112	4,343,170
MEG Energy Corp. (a)	34,763	522,264
Methanex Corp.	8,561	429,100
Metro, Inc.	27,469	1,509,817
National Bank of Canada	38,570	2,693,730
Northland Power, Inc.	25,890	781,345
Nutrien Ltd.	62,988	6,189,705
Nuvei Corp. (a)(c)	7,450	416,618
Onex Corp. (sub. vtg.)	8,434	506,769
Open Text Corp.	30,763	1,232,053
Pan American Silver Corp.	23,978	593,935
Parkland Corp.	17,117	486,202
Pembina Pipeline Corp.	62,521	2,365,738
Power Corp. of Canada (sub. vtg.)	65,148	1,916,938
Premium Brands Holdings Corp.	4,144	338,320
Quebecor, Inc. Class B (sub. vtg.)	18,631	438,419
Restaurant Brands International, Inc.	35,244	2,013,433
Ritchie Bros. Auctioneers, Inc.	12,650	696,777
Rogers Communications, Inc. Class B (non-vtg.)	40,214	2,190,617
Royal Bank of Canada	162,217	16,383,961
Saputo, Inc.	28,278	604,456
Shaw Communications, Inc. Class B	50,911	1,516,253
Shopify, Inc. Class A (a)	13,029	5,573,367
SNC-Lavalin Group, Inc.	19,860	441,677
SSR Mining, Inc.	25,118	552,551
Stantec, Inc.	13,228	607,212
Sun Life Financial, Inc.	66,852	3,325,817
Suncor Energy, Inc.	164,620	5,917,683
TC Energy Corp.	112,001	5,924,157
Teck Resources Ltd. Class B (sub. vtg.)	53,373	2,105,588
TELUS Corp.	51,318	1,283,899
TFI International, Inc. (Canada)	9,463	761,224
The Toronto-Dominion Bank	208,390	15,051,966
Thomson Reuters Corp.	18,802	1,879,834
Tilray Brands, Inc. Class 2 (a)(b)	32,176	160,237
TMX Group Ltd.	6,640	676,017
Toromont Industries Ltd.	9,305	819,136
Tourmaline Oil Corp.	35,202	1,812,917
Tricon Residential, Inc.	30,869	446,701
Waste Connections, Inc. (Canada)	29,740	4,102,923
West Fraser Timber Co. Ltd.	11,005	967,248
Wheaton Precious Metals Corp.	51,323	2,300,376
Whitecap Resources, Inc.	56,071	459,602
WSP Global, Inc.	8,529	994,679
Yamana Gold, Inc.	112,857	622,859
TOTAL CANADA		235,554,136
Cayman Islands - 4.8%
AAC Technology Holdings, Inc.	77,500	181,023
Airtac International Group	16,650	452,104
Alchip Technologies Ltd.	8,000	234,495
Alibaba Group Holding Ltd. sponsored ADR (a)	210,661	20,453,076
Anta Sports Products Ltd.	129,600	1,489,427
ASM Pacific Technology Ltd.	36,700	369,855
Autohome, Inc. ADR Class A	6,517	189,449
Baidu, Inc. sponsored ADR (a)	32,408	4,024,101
BeiGene Ltd. ADR (a)	6,004	960,640
Bilibili, Inc. ADR (a)(b)	26,173	637,051
BizLink Holding, Inc.	13,000	130,165
Chailease Holding Co. Ltd.	158,949	1,263,845
China Conch Environment Protection Holdings Ltd. (a)	182,500	153,788
China Conch Venture Holdings Ltd.	182,500	473,911
China Feihe Ltd. (c)	346,000	328,966
China Hongqiao Group Ltd.	247,000	307,325
China Literature Ltd. (a)(c)	51,200	215,149
China Medical System Holdings Ltd.	142,000	203,308
China Meidong Auto Holding Ltd.	64,000	210,648
China Mengniu Dairy Co. Ltd.	311,000	1,678,474
China Resources Land Ltd.	326,000	1,455,986
China Resources Mixc Lifestyle Services Ltd. (c)	66,955	321,673
China State Construction International Holdings Ltd.	198,000	255,547
ChinaSoft International Ltd.	298,000	241,124
Chow Tai Fook Jewellery Group Ltd.	249,200	417,839
CIFI Holdings Group Co. Ltd.	487,976	234,725
CK Asset Holdings Ltd.	224,829	1,524,148
CK Hutchison Holdings Ltd.	306,000	2,147,486
Country Garden Holdings Co. Ltd.	857,120	592,850
Country Garden Services Holdings Co. Ltd.	220,000	927,252
Daqo New Energy Corp. ADR (a)	7,122	296,062
ENN Energy Holdings Ltd.	86,500	1,158,674
ESR Cayman Ltd. (a)(c)	300,400	911,897
Futu Holdings Ltd. ADR (a)(b)	6,585	210,654
GDS Holdings Ltd. ADR (a)(b)	12,874	404,501
Geely Automobile Holdings Ltd.	576,000	890,605
General Interface Solution Holding Ltd.	22,000	67,702
Genscript Biotech Corp. (a)	130,000	367,198
Hansoh Pharmaceutical Group Co. Ltd. (c)	118,000	194,361
Hengan International Group Co. Ltd.	76,000	359,163
Himax Technologies, Inc. sponsored ADR (b)	14,808	133,124
Huazhu Group Ltd. ADR	16,708	505,250
HUTCHMED China Ltd. sponsored ADR (a)	12,253	184,898
Innovent Biologics, Inc. (a)(c)	119,000	369,072
iQIYI, Inc. ADR (a)(b)	35,401	126,028
JD Health International, Inc. (a)(c)	120,700	752,451
JD.com, Inc. sponsored ADR	119,402	7,362,327
JOYY, Inc. ADR	6,031	238,647
KE Holdings, Inc. ADR (a)	57,178	810,784
Kingboard Chemical Holdings Ltd.	77,500	348,914
Kingdee International Software Group Co. Ltd. (a)	301,000	614,219
Kingsoft Corp. Ltd.	111,200	333,712
Kuaishou Technology Class B (a)(c)	173,600	1,417,580
Li Ning Co. Ltd.	266,000	2,073,249
Longfor Properties Co. Ltd. (c)	180,500	893,942
Lufax Holding Ltd. ADR	61,881	343,440
Meituan Class B (a)(c)	461,700	9,892,572
Microport Scientific Corp.	74,900	147,221
Minth Group Ltd.	78,000	183,784
NetEase, Inc. ADR	42,644	4,065,253
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	16,159	202,795
NIO, Inc. sponsored ADR (a)(b)	153,187	2,558,223
PagSeguro Digital Ltd. (a)(b)	23,879	351,260
Parade Technologies Ltd.	8,000	380,666
Pinduoduo, Inc. ADR (a)	50,148	2,160,877
Ping An Healthcare and Technology Co. Ltd. (a)(c)	53,100	130,690
Polaris Group (a)	39,001	169,737
Pop Mart International Group Ltd. (c)	80,800	365,568
RLX Technology, Inc. ADR (a)(b)	76,338	154,966
Sands China Ltd. (a)	279,200	615,406
Sea Ltd. ADR (a)	38,400	3,177,984
Shenzhou International Group Holdings Ltd.	91,000	1,234,776
Shimao Property Holdings Ltd. (e)	137,500	77,450
Silicon Motion Tech Corp. sponsored ADR	3,871	293,925
Sino Biopharmaceutical Ltd.	1,142,500	599,278
SITC International Holdings Co. Ltd.	149,000	495,346
Smoore International Holdings Ltd. (c)	201,000	420,355
StoneCo Ltd. Class A (a)(b)	25,623	241,369
Sunac China Holdings Ltd. (e)	317,000	157,268
Sunny Optical Technology Group Co. Ltd.	81,400	1,186,314
TAL Education Group ADR (a)	57,201	193,911
Tencent Holdings Ltd.	691,300	32,577,433
Tencent Music Entertainment Group ADR (a)	64,149	272,633
Tingyi (Cayman Islands) Holding Corp.	220,000	401,536
Tongcheng Travel Holdings Ltd. (a)	131,200	231,354
Topsports International Holdings Ltd. (c)	317,000	242,458
Trip.com Group Ltd. ADR (a)	56,075	1,326,174
Vipshop Holdings Ltd. ADR (a)	39,158	299,950
Want Want China Holdings Ltd.	665,000	600,274
Weibo Corp. sponsored ADR (a)(b)	7,898	182,760
Weimob, Inc. (a)(c)	207,000	121,306
WH Group Ltd. (c)	886,000	611,871
Wharf Real Estate Investment Co. Ltd.	180,000	848,262
Wisdom Marine Lines Co. Ltd.	55,000	169,335
Wuxi Biologics (Cayman), Inc. (a)(c)	371,000	2,738,283
Xiaomi Corp. Class B (a)(c)	1,538,000	2,341,356
Xinyi Glass Holdings Ltd.	287,000	635,077
Xinyi Solar Holdings Ltd.	523,097	777,545
XP, Inc.:
BDR (a)	11,574	286,825
Class A (a)	17,342	426,787
XPeng, Inc. ADR (a)	35,927	884,163
XTEP International Holdings Ltd.	149,500	217,495
Yadea Group Holdings Ltd. (c)	110,000	165,803
Zai Lab Ltd. ADR (a)	8,508	339,980
Zhen Ding Technology Holding Ltd.	70,000	247,994
Zhongsheng Group Holdings Ltd. Class H	64,500	426,204
ZTO Express, Inc. sponsored ADR	50,543	1,390,438
TOTAL CAYMAN ISLANDS		141,664,174
Chile - 0.1%
Banco de Chile	4,961,688	495,436
Banco de Credito e Inversiones	6,133	189,795
Banco Santander Chile	7,180,968	345,508
CAP SA	7,719	95,741
Cencosud SA	158,349	253,467
Compania Cervecerias Unidas SA	13,711	91,647
Compania Sud Americana de Vapores SA	1,705,169	192,760
Empresas CMPC SA	122,265	182,230
Empresas COPEC SA	40,400	297,045
Enel Americas SA	2,221,676	232,651
Enel Chile SA	2,317,053	61,108
Falabella SA	78,728	221,110
Parque Arauco SA	74,549	62,593
Quinenco SA	33,260	91,321
TOTAL CHILE		2,812,412
China - 1.7%
Agricultural Bank of China Ltd. (H Shares)	3,544,000	1,329,219
Aluminum Corp. of China Ltd. (H Shares) (a)	446,000	204,527
Anhui Conch Cement Co. Ltd. (H Shares)	135,500	736,312
Bank of China Ltd. (H Shares)	8,772,000	3,441,980
Bank of Communications Co. Ltd. (H Shares)	2,434,000	1,693,794
BYD Co. Ltd. (H Shares)	91,707	2,668,832
CGN Power Co. Ltd. (H Shares) (c)	1,115,000	313,319
China CITIC Bank Corp. Ltd. (H Shares)	1,074,000	545,860
China Construction Bank Corp. (H Shares)	11,806,000	8,410,585
China International Capital Corp. Ltd. (H Shares) (c)	172,800	346,356
China Life Insurance Co. Ltd. (H Shares)	848,000	1,232,291
China Longyuan Power Grid Corp. Ltd. (H Shares)	381,000	734,878
China Merchants Bank Co. Ltd. (H Shares)	430,000	2,591,718
China Minsheng Banking Corp. Ltd. (H Shares)	716,000	271,502
China National Building Materials Co. Ltd. (H Shares)	518,000	689,361
China Pacific Insurance (Group) Co. Ltd. (H Shares)	300,200	665,536
China Petroleum & Chemical Corp. (H Shares)	2,902,000	1,420,448
China Railway Group Ltd. (H Shares)	475,000	332,672
China Shenhua Energy Co. Ltd. (H Shares)	385,500	1,231,617
China Tower Corp. Ltd. (H Shares) (c)	4,956,000	578,412
China Vanke Co. Ltd. (H Shares)	192,600	454,151
CITIC Securities Co. Ltd. (H Shares)	209,875	461,123
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	382,500	595,079
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	66,400	271,290
Great Wall Motor Co. Ltd. (H Shares)	354,500	496,451
Guangzhou Automobile Group Co. Ltd. (H Shares)	310,000	262,848
Haier Smart Home Co. Ltd.	262,800	928,419
Haitong Securities Co. Ltd. (H Shares)	303,200	211,747
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	14,200	137,619
Huatai Securities Co. Ltd. (H Shares) (c)	196,600	270,213
Industrial & Commercial Bank of China Ltd. (H Shares)	7,522,000	4,534,312
New China Life Insurance Co. Ltd. (H Shares)	95,100	240,955
Nongfu Spring Co. Ltd. (H Shares) (b)(c)	197,000	1,042,510
People's Insurance Co. of China Group Ltd. (H Shares)	917,000	292,114
PetroChina Co. Ltd. (H Shares)	2,402,000	1,140,215
PICC Property & Casualty Co. Ltd. (H Shares)	786,000	803,936
Ping An Insurance Group Co. of China Ltd. (H Shares)	681,000	4,304,410
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	1,062,000	805,187
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	284,000	302,559
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	55,500	237,437
Sinopharm Group Co. Ltd. (H Shares)	164,400	378,314
Tsingtao Brewery Co. Ltd. (H Shares)	56,000	453,385
Weichai Power Co. Ltd. (H Shares)	235,000	328,273
WuXi AppTec Co. Ltd. (H Shares) (c)	42,384	576,499
Yankuang Energy Group Co. Ltd. (H Shares)	164,000	462,672
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	70,100	241,028
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	60,200	236,663
Zijin Mining Group Co. Ltd. (H Shares)	652,000	949,383
TOTAL CHINA		50,858,011
Colombia - 0.0%
BAC Holding International Corp. (a)	483,108	35,080
Bancolombia SA	36,729	360,237
Grupo Argos SA	38,666	140,675
Grupo de Inversiones Suramerica SA	14,958	151,545
Grupo Nutresa SA	14,083	172,568
Interconexion Electrica SA ESP	49,603	272,704
TOTAL COLOMBIA		1,132,809
Czech Republic - 0.0%
CEZ A/S	18,385	788,909
Komercni Banka A/S	8,105	268,920
MONETA Money Bank A/S (c)	43,521	163,244
TOTAL CZECH REPUBLIC		1,221,073
Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	377	1,067,152
Series B	639	1,849,411
Ascendis Pharma A/S sponsored ADR (a)	5,749	524,711
Carlsberg A/S Series B	11,454	1,455,039
Chr. Hansen Holding A/S	11,785	918,166
Coloplast A/S Series B	13,532	1,823,148
Danske Bank A/S	77,592	1,190,172
Demant A/S (a)	11,431	502,319
DSV A/S	24,335	3,989,766
Genmab A/S (a)	7,513	2,641,884
GN Store Nord A/S	15,920	597,470
Novo Nordisk A/S Series B	188,320	21,511,095
Novozymes A/S Series B	23,972	1,671,077
ORSTED A/S (c)	21,602	2,389,840
Pandora A/S	11,389	1,000,028
Royal Unibrew A/S	4,950	426,646
SimCorp A/S	4,658	326,091
Tryg A/S	41,606	989,271
Vestas Wind Systems A/S	115,384	2,942,408
TOTAL DENMARK		47,815,694
Egypt - 0.0%
Commercial International Bank SAE	207,481	502,712
E-Finance for Digital & Financial Investments	47,980	45,333
EFG-Hermes Holding SAE	86,537	79,610
TOTAL EGYPT		627,655
Finland - 0.8%
Elisa Corp. (A Shares)	17,596	1,031,502
Fortum Corp.	49,673	825,856
Huhtamaki Oyj	10,826	409,226
Kesko Oyj	31,160	784,499
Kojamo OYJ	17,521	348,549
Kone OYJ (B Shares)	46,073	2,215,084
Metso Outotec Oyj	80,990	689,627
Neste OYJ	49,238	2,112,744
Nokia Corp.	618,836	3,137,542
Nokian Tyres PLC	14,276	191,706
Nordea Bank ABP	393,595	3,924,175
Orion Oyj (B Shares)	12,177	477,613
Sampo Oyj (A Shares)	57,620	2,797,881
Stora Enso Oyj (R Shares)	70,156	1,380,635
TietoEVRY Oyj	11,432	286,797
UPM-Kymmene Corp.	61,067	2,112,447
Valmet Corp.	15,627	418,503
Wartsila Corp.	54,498	437,610
TOTAL FINLAND		23,581,996
France - 5.7%
Air Liquide SA	54,302	9,394,701
Alstom SA	34,084	749,180
Arkema SA	7,295	831,224
AXA SA	235,059	6,218,495
BNP Paribas SA	129,737	6,727,044
Bouygues SA	25,445	874,882
Bureau Veritas SA	32,778	941,604
Capgemini SA	18,314	3,728,347
Carrefour SA	70,868	1,502,938
Compagnie de St. Gobain	59,793	3,488,216
Compagnie Generale des Etablissements Michelin SCA Series B	20,424	2,529,717
Credit Agricole SA	159,985	1,727,529
Danone SA	78,521	4,748,262
Dassault Systemes SA	79,111	3,498,633
Edenred SA	28,721	1,442,431
Eiffage SA	9,020	890,714
Engie SA	203,167	2,397,468
EssilorLuxottica SA	34,348	5,847,672
Gecina SA	6,132	690,759
Hermes International SCA	3,979	4,906,335
Kering SA	8,399	4,468,876
L'Oreal SA	26,907	9,789,035
Legrand SA	30,539	2,706,188
LVMH Moet Hennessy Louis Vuitton SE	30,560	19,776,455
Orange SA	215,303	2,563,267
Pernod Ricard SA	23,031	4,753,235
Publicis Groupe SA	26,892	1,614,507
Renault SA (a)	24,281	593,273
Safran SA	39,928	4,288,205
Sanofi SA	131,378	13,885,989
Sartorius Stedim Biotech	2,761	903,479
Schneider Electric SA	65,024	9,328,934
Societe Generale Series A	89,002	2,139,078
Sodexo SA	9,375	705,240
Teleperformance	6,702	2,405,422
Thales SA	12,267	1,570,482
TotalEnergies SE	280,132	13,755,314
Veolia Environnement SA	75,938	2,215,610
VINCI SA	58,825	5,708,017
Vivendi SA	92,709	1,064,817
Worldline SA (a)(c)	28,495	1,121,113
TOTAL FRANCE		168,492,687
Germany - 4.5%
adidas AG	20,390	4,111,831
Allianz SE	46,615	10,517,935
BASF AG	104,908	5,524,766
Bayer AG	112,263	7,394,881
Bayerische Motoren Werke AG (BMW)	36,473	2,978,596
Bechtle AG	9,297	429,612
Beiersdorf AG	11,199	1,124,833
BioNTech SE ADR (a)	9,430	1,308,695
Brenntag SE	17,483	1,349,049
Carl Zeiss Meditec AG	4,149	521,134
Commerzbank AG (a)	114,731	749,001
Continental AG	12,454	853,611
Covestro AG (c)	22,300	960,139
Daimler Truck Holding AG (a)	56,394	1,516,701
Delivery Hero AG (a)(c)	21,751	764,612
Deutsche Bank AG	236,348	2,363,322
Deutsche Borse AG	21,694	3,776,807
Deutsche Post AG	112,980	4,826,787
Deutsche Telekom AG	387,227	7,133,170
E.ON AG	256,120	2,665,431
Evonik Industries AG	22,668	592,913
Evotec OAI AG (a)	18,835	458,603
Fresenius Medical Care AG & Co. KGaA	22,694	1,411,269
Fresenius SE & Co. KGaA	47,162	1,667,080
GEA Group AG	18,792	731,506
Hannover Reuck SE	6,860	1,066,254
HeidelbergCement AG	16,332	940,844
HelloFresh AG (a)	19,914	839,459
Henkel AG & Co. KGaA	10,965	695,851
Infineon Technologies AG	148,918	4,226,772
K+S AG	21,867	734,469
KION Group AG	8,182	455,132
Knorr-Bremse AG	7,841	559,178
Lanxess AG	9,841	380,414
LEG Immobilien AG	8,375	858,693
Mercedes-Benz Group AG (Germany)	95,349	6,655,475
Merck KGaA	14,754	2,737,271
MTU Aero Engines AG	6,172	1,244,681
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,984	3,806,441
Nemetschek Se	6,291	499,218
Puma AG	11,896	875,291
Rational AG	576	351,386
Rheinmetall AG	4,970	1,120,358
RWE AG	77,224	3,206,293
SAP SE	124,842	12,652,238
Scout24 AG (c)	9,532	602,883
Siemens AG	91,204	11,213,987
Siemens Energy AG	46,329	892,402
Siemens Healthineers AG (c)	32,072	1,714,888
Symrise AG	15,162	1,804,192
TAG Immobilien AG	17,696	353,662
Thyssenkrupp AG (a)	45,684	350,352
United Internet AG	12,200	392,485
Vonovia SE	88,579	3,529,075
Zalando SE (a)(c)	22,252	875,533
TOTAL GERMANY		131,367,461
Greece - 0.1%
Alpha Bank SA (a)	229,559	258,401
Eurobank Ergasias Services and Holdings SA (a)	281,240	290,674
Hellenic Telecommunications Organization SA	26,582	511,386
Jumbo SA	11,518	186,682
Motor Oil (HELLAS) Corinth Refineries SA	5,938	93,940
Mytilineos SA	10,462	193,734
National Bank of Greece SA (a)	62,666	248,563
OPAP SA	22,678	336,142
Piraeus Financial Holdings SA (a)	80,415	116,092
Public Power Corp. of Greece (a)	24,097	192,928
Terna Energy SA	6,405	119,708
TOTAL GREECE		2,548,250
Hong Kong - 1.6%
AIA Group Ltd.	1,382,800	13,584,295
Bank of East Asia Ltd.	168,160	248,830
BOC Hong Kong (Holdings) Ltd.	411,000	1,487,763
China Everbright International Ltd.	398,000	233,615
China Evergrande New Energy Vehicle Group Ltd. (a)(e)	366,500	149,458
China Merchants Holdings International Co. Ltd.	154,000	268,853
China Overseas Land and Investment Ltd.	427,500	1,320,667
China Power International Development Ltd.	603,000	291,560
China Resources Beer Holdings Co. Ltd.	180,000	1,057,291
China Resources Power Holdings Co. Ltd.	202,000	379,827
China Taiping Insurance Group Ltd.	149,200	170,575
CITIC Pacific Ltd.	725,000	750,020
CLP Holdings Ltd.	190,000	1,854,092
CSPC Pharmaceutical Group Ltd.	966,160	987,750
Fosun International Ltd.	287,000	302,467
Galaxy Entertainment Group Ltd.	230,000	1,312,419
Ganfeng Lithium Co. Ltd. (H Shares) (c)	32,800	392,590
Guangdong Investment Ltd.	332,000	425,074
Hang Lung Properties Ltd.	211,000	403,553
Hang Seng Bank Ltd.	83,000	1,469,554
Henderson Land Development Co. Ltd.	148,500	600,536
Hong Kong & China Gas Co. Ltd.	1,231,393	1,358,129
Hong Kong Exchanges and Clearing Ltd.	136,353	5,783,955
Hua Hong Semiconductor Ltd. (a)(c)	87,000	337,845
Lenovo Group Ltd.	798,000	774,861
Link (REIT)	240,600	2,078,251
MTR Corp. Ltd.	180,613	959,616
New World Development Co. Ltd.	163,000	623,441
Power Assets Holdings Ltd.	155,500	1,046,324
Sino Land Ltd.	352,520	465,955
Sun Hung Kai Properties Ltd.	175,500	2,021,249
Techtronic Industries Co. Ltd.	197,000	2,629,577
Vitasoy International Holdings Ltd.	102,000	184,934
Wharf Holdings Ltd.	157,000	459,995
TOTAL HONG KONG		46,414,921
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	67,740	577,843
OTP Bank PLC	25,500	768,230
Richter Gedeon PLC	14,212	283,458
TOTAL HUNGARY		1,629,531
India - 3.1%
Adani Enterprises Ltd.	31,396	949,318
Adani Ports & Special Economic Zone Ltd.	82,415	914,467
Apollo Hospitals Enterprise Ltd.	11,856	685,712
Asian Paints Ltd.	51,523	2,169,182
Avenue Supermarts Ltd. (a)(c)	16,932	866,297
Axis Bank Ltd. (a)	259,600	2,444,174
Bajaj Finance Ltd.	30,289	2,607,816
Bajaj Finserv Ltd.	4,353	837,932
Bharat Petroleum Corp. Ltd.	113,246	532,289
Bharti Airtel Ltd. (a)	276,304	2,648,573
Cipla Ltd./India (a)	59,412	757,365
Coal India Ltd.	238,513	564,899
Divi's Laboratories Ltd.	14,563	851,458
Grasim Industries Ltd.	43,867	962,755
HCL Technologies Ltd.	123,628	1,729,507
HDFC Standard Life Insurance Co. Ltd. (c)	112,582	852,611
Hindalco Industries Ltd.	166,088	1,032,771
Hindustan Unilever Ltd.	102,027	2,960,679
Housing Development Finance Corp. Ltd.	207,058	5,966,806
ICICI Bank Ltd.	587,398	5,639,873
Indian Oil Corp. Ltd.	286,564	466,927
Info Edge India Ltd.	8,274	497,992
Infosys Ltd.	417,854	8,458,494
ITC Ltd.	338,784	1,140,463
JSW Steel Ltd.	110,085	1,034,863
Kotak Mahindra Bank Ltd. (a)	124,693	2,888,154
Larsen & Toubro Ltd.	78,424	1,721,485
Mahindra & Mahindra Ltd.	109,806	1,313,915
Maruti Suzuki India Ltd.	15,200	1,520,532
NTPC Ltd.	544,964	1,104,781
Oil & Natural Gas Corp. Ltd.	416,329	861,760
Power Grid Corp. of India Ltd.	390,729	1,156,470
Reliance Industries Ltd.	394,138	14,263,328
SRF Ltd.	16,593	538,994
State Bank of India	203,692	1,306,658
Sun Pharmaceutical Industries Ltd.	124,266	1,500,310
Tata Consultancy Services Ltd.	118,176	5,439,954
Tata Consumer Products Ltd.	69,103	739,544
Tata Motors Ltd. (a)	201,857	1,140,918
Tata Power Co. Ltd./The	193,664	606,057
Tata Steel Ltd.	91,786	1,505,227
Tech Mahindra Ltd.	70,671	1,152,813
Titan Co. Ltd.	47,519	1,514,431
Ultratech Cement Ltd.	13,185	1,134,164
Vedanta Ltd.	152,350	800,439
Wipro Ltd.	168,387	1,105,031
TOTAL INDIA		90,888,188
Indonesia - 0.6%
Perusahaan Gas Negara Tbk PT Series B (a)	1,088,200	108,332
PT Adaro Energy Tbk	1,612,500	368,416
PT Aneka Tambang Tbk	1,042,100	186,235
PT Astra International Tbk	2,326,000	1,214,501
PT Bank Central Asia Tbk	6,312,200	3,540,334
PT Bank Jago Tbk (a)	409,500	328,925
PT Bank Mandiri (Persero) Tbk	2,157,400	1,324,719
PT Bank Negara Indonesia (Persero) Tbk	878,400	554,842
PT Bank Rakyat Indonesia (Persero) Tbk	7,340,653	2,445,811
PT Barito Pacific Tbk	2,942,400	171,930
PT Bukalapak.com Tbk (a)	6,358,300	167,297
PT Bukit Asam Tbk	455,700	119,274
PT Bumi Serpong Damai Tbk (a)	888,000	58,850
PT Charoen Pokphand Indonesia Tbk	872,600	309,351
PT Ciputra Development Tbk	865,900	63,441
PT Elang Mahkota Teknologi Tbk (a)	2,313,100	476,281
PT Gudang Garam Tbk	46,600	98,604
PT Indah Kiat Pulp & Paper Tbk	288,000	150,100
PT Indocement Tunggal Prakarsa Tbk	181,400	130,731
PT Indofood CBP Sukses Makmur Tbk	301,400	158,558
PT Indofood Sukses Makmur Tbk	499,900	217,531
PT Kalbe Farma Tbk	2,388,000	269,607
PT Merdeka Copper Gold Tbk (a)	1,479,610	539,211
PT Mitra Keluarga Karyasehat Tbk	652,600	114,088
PT Pabrik Kertas Tjiwi Kimia Tbk	148,500	67,692
PT Sarana Menara Nusantara Tbk	2,510,400	174,787
PT Semen Gresik (Persero) Tbk	324,400	143,148
PT Sumber Alfaria Trijaya Tbk	2,190,100	258,363
PT Surya Citra Media Tbk (a)	2,965,500	52,007
PT Telkom Indonesia Persero Tbk	5,418,100	1,724,911
PT Tower Bersama Infrastructure Tbk	1,023,600	212,527
PT United Tractors Tbk	182,000	379,779
PT Vale Indonesia Tbk	240,100	120,426
PT XL Axiata Tbk	391,600	86,198
TOTAL INDONESIA		16,336,807
Ireland - 0.5%
Bank of Ireland Group PLC	108,922	660,144
CRH PLC	87,683	3,465,659
DCC PLC (United Kingdom)	11,882	900,287
Flutter Entertainment PLC (a)	6,085	614,625
Flutter Entertainment PLC (Ireland) (a)	11,333	1,138,847
ICON PLC (a)	9,293	2,102,170
James Hardie Industries PLC CDI	50,801	1,464,505
Kerry Group PLC Class A	17,534	1,935,135
Kingspan Group PLC (Ireland)	17,576	1,636,098
Ryanair Holdings PLC sponsored ADR (a)	11,304	987,065
Smurfit Kappa Group PLC	29,465	1,245,066
TOTAL IRELAND		16,149,601
Isle of Man - 0.1%
Entain PLC (a)	66,658	1,252,525
NEPI Rockcastle PLC	57,196	349,955
TOTAL ISLE OF MAN		1,602,480
Israel - 0.7%
Airport City Ltd. (a)	7,413	166,509
Alony Hetz Properties & Investments Ltd.	16,190	266,682
Amot Investments Ltd.	26,702	204,244
Ashtrom Group Ltd.	4,790	134,849
Azrieli Group	3,950	341,884
Bank Hapoalim BM (Reg.)	138,808	1,296,206
Bank Leumi le-Israel BM	168,440	1,780,752
Bezeq The Israel Telecommunication Corp. Ltd.	223,979	357,602
Big Shopping Centers Ltd.	1,302	198,088
Check Point Software Technologies Ltd. (a)	12,004	1,515,985
Clal Insurance Enterprises Holdings Ltd. (a)	6,585	146,807
CyberArk Software Ltd. (a)	4,512	709,016
Danel Adir Yeoshua Ltd.	764	121,338
Delek Group Ltd. (a)	1,012	166,151
Elbit Systems Ltd. (Israel)	2,780	606,371
Electra Israel Ltd.	220	151,542
Energix-Renewable Energies Ltd.	28,320	97,114
Enlight Renewable Energy Ltd. (a)	113,622	246,742
First International Bank of Israel	5,750	243,329
Formula Systems (1985) Ltd.	1,119	108,917
Fox Wizel Ltd.	848	125,714
Global-e Online Ltd. (a)(b)	2,903	65,434
Harel Insurance Investments and Financial Services Ltd.	12,544	154,781
Icl Group Ltd.	79,419	877,201
InMode Ltd. (a)	6,252	156,988
ironSource Ltd. Class A (a)	37,904	145,172
Isracard Ltd.	23,224	117,546
Israel Corp. Ltd. (Class A) (a)	463	265,542
Israel Discount Bank Ltd. (Class A)	133,072	793,092
Kornit Digital Ltd. (a)	5,560	369,740
Melisron Ltd. (a)	2,411	197,415
Mivne Real Estate KD Ltd.	61,764	233,072
Mizrahi Tefahot Bank Ltd.	16,782	625,744
Nano Dimension Ltd. ADR (a)(b)	24,907	70,736
NICE Ltd. (a)	7,218	1,485,754
Nova Ltd. (a)	3,119	301,531
OPC Energy Ltd. (a)	9,676	107,018
Partner Communications Co. Ltd. (a)	15,700	125,073
Paz Oil Co. Ltd. (a)	1,113	172,900
Plus500 Ltd.	12,784	248,942
Radware Ltd. (a)	4,165	120,410
Reit 1 Ltd.	21,377	139,952
Shapir Engineering and Industry Ltd.	14,576	137,378
Shikun & Binui Ltd. (a)	22,653	134,873
Shufersal Ltd.	30,982	261,848
Strauss Group Ltd.	5,558	148,979
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	128,421	1,118,547
The Phoenix Holdings Ltd.	17,688	223,868
Tower Semiconductor Ltd. (a)	12,841	619,168
Wix.com Ltd. (a)	6,646	501,507
ZIM Integrated Shipping Services Ltd.	8,831	491,269
TOTAL ISRAEL		19,397,322
Italy - 1.2%
A2A SpA	168,736	288,295
Amplifon SpA	10,935	436,250
Assicurazioni Generali SpA	138,763	2,627,212
Atlantia SpA	58,500	1,395,549
Azimut Holding SpA	11,889	252,355
Banco BPM SpA	171,397	540,020
Buzzi Unicem SpA	9,677	179,205
DiaSorin SpA	2,374	310,975
Enel SpA	882,061	5,735,949
Eni SpA	287,290	4,015,967
FinecoBank SpA	70,405	978,725
Hera SpA	97,238	362,658
Infrastrutture Wireless Italiane SpA (c)	42,423	452,667
Interpump Group SpA	9,347	377,897
Intesa Sanpaolo SpA	1,951,700	3,977,013
Italgas SpA	56,243	364,155
Leonardo SpA	48,571	499,863
Mediobanca SpA	79,082	792,627
Moncler SpA	24,219	1,261,657
Nexi SpA (a)(c)	87,754	860,684
Pirelli & C. SpA (c)	47,937	237,576
Poste Italiane SpA (c)	54,383	532,907
Prada SpA	57,200	355,906
Prysmian SpA	31,450	1,022,908
Recordati SpA	11,270	543,083
Reply SpA	2,541	374,079
Snam SpA	235,676	1,292,589
Telecom Italia SpA	1,251,068	365,339
Telecom Italia SpA (Risparmio Shares)	654,546	182,198
Terna - Rete Elettrica Naziona	160,201	1,306,612
UniCredit SpA	254,294	2,353,511
TOTAL ITALY		34,276,431
Japan - 15.3%
Activia Properties, Inc.	80	255,642
Adeka Corp.	11,700	224,385
Advance Residence Investment Corp.	163	446,361
Advantest Corp.	22,700	1,549,232
Aeon (REIT) Investment Corp.	176	202,068
AEON Co. Ltd.	99,300	1,887,222
AGC, Inc.	26,100	978,474
Aica Kogyo Co. Ltd.	8,200	189,815
Ain Holdings, Inc.	3,700	165,962
Air Water, Inc.	25,800	342,441
Aisin Seiki Co. Ltd.	21,700	630,397
Ajinomoto Co., Inc.	62,300	1,618,651
Alfresa Holdings Corp.	24,500	333,168
Alps Alpine Co. Ltd.	23,200	205,381
Amada Co. Ltd.	42,000	326,128
Ana Holdings, Inc. (a)	17,400	328,001
Anritsu Corp.	16,400	206,222
Aozora Bank Ltd.	14,300	286,294
As One Corp.	3,400	180,516
Asahi Group Holdings	57,800	2,178,647
ASAHI INTECC Co. Ltd.	26,900	519,814
Asahi Kasei Corp.	160,500	1,316,853
Asics Corp.	21,000	331,312
Astellas Pharma, Inc.	212,600	3,236,987
Azbil Corp.	14,800	449,359
Bandai Namco Holdings, Inc.	25,600	1,733,196
Bank of Kyoto Ltd.	8,600	374,682
BayCurrent Consulting, Inc.	1,600	524,588
Benefit One, Inc.	8,100	122,816
Bic Camera, Inc.	19,500	164,588
Biprogy, Inc.	10,000	252,650
Bridgestone Corp.	69,300	2,540,101
Brother Industries Ltd.	30,800	535,292
Calbee, Inc.	12,500	223,905
Canon, Inc.	118,700	2,731,188
Capcom Co. Ltd.	19,100	503,994
Casio Computer Co. Ltd.	25,800	267,542
Central Japan Railway Co.	23,400	2,945,713
Chiba Bank Ltd.	88,800	511,780
Chubu Electric Power Co., Inc.	84,800	856,062
Chugai Pharmaceutical Co. Ltd.	72,900	2,184,461
Chugoku Electric Power Co., Inc.	39,500	260,167
Coca-Cola West Co. Ltd.	16,300	182,730
COMSYS Holdings Corp.	13,500	280,290
Concordia Financial Group Ltd.	143,900	523,667
Cosmos Pharmaceutical Corp.	2,400	221,250
CyberAgent, Inc.	46,500	491,266
Dai Nippon Printing Co. Ltd.	32,400	677,096
Dai-ichi Mutual Life Insurance Co.	127,500	2,553,063
Daicel Chemical Industries Ltd.	31,600	193,171
Daifuku Co. Ltd.	14,700	903,883
Daiichi Sankyo Kabushiki Kaisha	209,200	5,267,429
Daikin Industries Ltd.	33,400	5,104,111
Daio Paper Corp.	14,800	176,480
Daito Trust Construction Co. Ltd.	8,100	780,126
Daiwa House Industry Co. Ltd.	75,400	1,812,631
Daiwa House REIT Investment Corp.	241	586,595
Daiwa Office Investment Corp.	31	175,499
Daiwa Securities Group, Inc.	177,500	869,950
Daiwa Securities Living Invest	270	237,625
Denka Co. Ltd.	10,900	292,207
DENSO Corp.	59,400	3,620,149
Dentsu Group, Inc.	28,200	1,016,375
Dic Corp.	10,100	192,594
Disco Corp.	3,400	832,151
Dmg Mori Co. Ltd.	14,000	175,705
Dowa Holdings Co. Ltd.	7,000	297,785
East Japan Railway Co.	42,800	2,231,883
Ebara Corp.	9,600	440,903
Eisai Co. Ltd.	33,900	1,476,377
Electric Power Development Co. Ltd.	20,100	275,427
ENEOS Holdings, Inc.	366,500	1,289,573
Exeo Group, Inc.	14,100	234,734
Ezaki Glico Co. Ltd.	6,300	180,612
Fancl Corp.	8,800	168,459
FANUC Corp.	21,900	3,355,694
Fast Retailing Co. Ltd.	7,500	3,453,047
Food & Life Companies Ltd.	13,300	315,617
Freee KK (a)	4,100	118,299
Frontier Real Estate Investment Corp.	54	209,225
Fuji Corp.	10,300	171,851
Fuji Electric Co. Ltd.	17,000	745,462
FUJIFILM Holdings Corp.	45,800	2,517,684
Fujitsu Ltd.	21,000	3,174,132
Fukuoka Financial Group, Inc.	23,100	422,067
GLP J-REIT	510	688,181
GMO Internet, Inc.	6,800	135,899
GMO Payment Gateway, Inc.	5,300	444,670
GOLDWIN, Inc.	4,500	225,709
GS Yuasa Corp.	8,900	154,329
Hakuhodo DY Holdings, Inc.	34,500	407,154
Hamamatsu Photonics K.K.	16,700	747,211
Hankyu Hanshin Holdings, Inc.	27,300	720,491
Harmonic Drive Systems, Inc.	5,300	134,044
Haseko Corp.	27,100	296,936
Hikari Tsushin, Inc.	2,200	257,605
Hino Motors Ltd.	31,400	162,087
Hirose Electric Co. Ltd.	3,700	469,434
Hisamitsu Pharmaceutical Co., Inc.	9,600	263,009
Hitachi Construction Machinery Co. Ltd.	11,700	264,904
Hitachi Ltd.	110,500	5,240,625
Hitachi Metals Ltd. (a)	22,600	352,666
Honda Motor Co. Ltd.	196,400	5,166,018
Horiba Ltd.	4,800	233,536
Hoshizaki Corp.	6,700	424,394
House Foods Group, Inc.	8,500	198,937
Hoya Corp.	42,200	4,188,018
Hulic Co. Ltd.	70,000	591,038
Ibiden Co. Ltd.	15,300	571,790
Idemitsu Kosan Co. Ltd.	29,057	765,799
IHI Corp.	18,500	419,483
Iida Group Holdings Co. Ltd.	21,200	337,178
Industrial & Infrastructure Fund Investment Corp.	230	330,024
INPEX Corp.	117,000	1,392,086
Internet Initiative Japan, Inc.	7,500	234,085
Invincible Investment Corp.	772	251,732
Isetan Mitsukoshi Holdings Ltd.	48,200	357,720
Isuzu Motors Ltd.	70,600	823,604
ITO EN Ltd.	7,900	324,655
Itochu Corp.	169,700	5,121,712
ITOCHU Techno-Solutions Corp.	11,800	276,307
Iwatani Corp.	5,800	230,763
Iyo Bank Ltd.	36,600	177,470
J. Front Retailing Co. Ltd.	28,900	216,566
Japan Airlines Co. Ltd. (a)	16,000	264,152
Japan Airport Terminal Co. Ltd. (a)	10,800	447,514
Japan Exchange Group, Inc.	61,300	912,782
Japan Hotel REIT Investment Corp.	493	250,388
Japan Logistics Fund, Inc.	115	280,658
Japan Post Holdings Co. Ltd.	139,000	974,648
Japan Post Insurance Co. Ltd.	24,000	388,075
Japan Prime Realty Investment Corp.	118	357,984
Japan Real Estate Investment Corp.	164	793,737
Japan Retail Fund Investment Corp.	786	624,736
Japan Steel Works Ltd.	8,700	244,858
Japan Tobacco, Inc.	125,200	2,129,877
JEOL Ltd.	5,300	238,015
JFE Holdings, Inc.	66,400	811,989
JGC Corp.	28,600	323,643
JSR Corp.	24,500	665,301
JTEKT Corp.	27,500	191,728
Justsystems Corp.	3,700	160,815
K's Holdings Corp.	21,600	213,907
Kadokawa Corp.	12,400	310,843
Kagome Co. Ltd.	9,500	237,748
Kajima Corp.	58,800	655,295
Kakaku.com, Inc.	14,700	307,845
Kamigumi Co. Ltd.	12,000	203,747
Kaneka Corp.	7,400	198,006
Kansai Electric Power Co., Inc.	94,200	825,757
Kansai Paint Co. Ltd.	29,300	403,517
Kao Corp.	54,100	2,168,245
Kawasaki Heavy Industries Ltd.	20,400	362,769
Kawasaki Kisen Kaisha Ltd.	8,900	465,310
KDDI Corp.	189,300	6,268,613
Keihan Electric Railway Co., Ltd.	11,800	251,692
Keikyu Corp.	33,600	338,436
Keio Corp.	14,400	552,277
Keisei Electric Railway Co.	19,800	485,485
Kenedix Office Investment Corp.	53	277,016
Kewpie Corp.	12,200	205,469
Keyence Corp.	21,900	8,803,893
Kikkoman Corp.	22,100	1,242,046
Kinden Corp.	12,900	152,859
Kintetsu Group Holdings Co. Ltd. (a)	22,300	639,369
Kirin Holdings Co. Ltd.	96,000	1,399,462
Kobayashi Pharmaceutical Co. Ltd.	6,600	450,085
Kobe Bussan Co. Ltd.	14,900	363,252
Koei Tecmo Holdings Co. Ltd.	7,540	231,214
Koito Manufacturing Co. Ltd.	14,700	539,410
Komatsu Ltd.	111,100	2,500,470
Konami Holdings Corp.	11,800	725,622
Konica Minolta, Inc.	55,100	191,766
Kose Corp.	3,900	400,378
Kubota Corp.	130,200	2,211,925
Kuraray Co. Ltd.	39,800	318,310
Kurita Water Industries Ltd.	12,100	412,807
Kyocera Corp.	39,900	2,095,028
Kyowa Hakko Kirin Co., Ltd.	28,900	609,119
Kyushu Electric Power Co., Inc.	54,000	338,925
Kyushu Railway Co.	19,300	378,294
LaSalle Logiport REIT	217	293,580
Lasertec Corp.	8,800	1,175,692
Lawson, Inc.	5,300	194,935
Lion Corp.	34,800	358,560
LIXIL Group Corp.	33,000	580,415
M3, Inc.	49,500	1,580,731
Mabuchi Motor Co. Ltd.	6,000	160,251
Makita Corp.	31,900	942,863
Marubeni Corp.	197,500	2,155,835
Marui Group Co. Ltd.	23,000	396,002
MatsukiyoCocokara & Co.	14,600	482,608
Mazda Motor Corp. (a)	67,600	480,011
McDonald's Holdings Co. (Japan) Ltd.	8,700	345,154
Mebuki Financial Group, Inc.	130,000	261,754
Medipal Holdings Corp.	24,100	396,888
Meiji Holdings Co. Ltd.	16,500	822,474
Menicon Co. Ltd.	7,100	151,652
Mercari, Inc. (a)	12,400	203,204
Minebea Mitsumi, Inc.	46,900	899,831
Misumi Group, Inc.	33,000	827,453
Mitsubishi Chemical Holdings Corp.	162,200	989,038
Mitsubishi Corp.	169,400	5,687,694
Mitsubishi Electric Corp.	245,100	2,567,249
Mitsubishi Estate Co. Ltd.	158,300	2,305,890
Mitsubishi Gas Chemical Co., Inc.	25,500	372,376
Mitsubishi Heavy Industries Ltd.	38,500	1,316,321
Mitsubishi Logistics Corp.	8,400	193,599
Mitsubishi Materials Corp.	16,500	258,113
Mitsubishi UFJ Financial Group, Inc.	1,440,000	8,371,262
Mitsubishi UFJ Lease & Finance Co. Ltd.	94,000	422,950
Mitsui & Co. Ltd.	187,300	4,535,621
Mitsui Chemicals, Inc.	23,300	532,356
Mitsui Fudosan Co. Ltd.	109,900	2,329,194
Mitsui Fudosan Logistics Park, Inc.	64	274,395
Mitsui High-Tec, Inc.	2,600	224,603
Mitsui Mining & Smelting Co. Ltd.	6,500	164,357
Mitsui OSK Lines Ltd.	42,300	990,291
Miura Co. Ltd.	12,300	256,919
Mizuho Financial Group, Inc.	289,040	3,509,729
MonotaRO Co. Ltd.	28,700	493,010
Mori Hills REIT Investment Corp.	174	197,340
Morinaga & Co. Ltd.	4,900	151,943
Morinaga Milk Industry Co. Ltd.	4,900	197,332
MS&AD Insurance Group Holdings, Inc.	53,200	1,583,619
Murata Manufacturing Co. Ltd.	73,300	4,369,230
Nabtesco Corp.	13,400	305,622
Nagoya Railroad Co. Ltd. (a)	22,600	362,982
Nankai Electric Railway Co. Ltd.	12,100	216,019
NEC Corp.	31,100	1,206,552
Net One Systems Co. Ltd.	10,100	241,014
Nexon Co. Ltd.	53,300	1,213,700
NGK Insulators Ltd.	30,300	407,584
NGK Spark Plug Co. Ltd.	19,500	299,232
NH Foods Ltd.	11,600	366,333
Nichirei Corp.	14,500	266,227
Nidec Corp.	62,700	4,053,499
Nifco, Inc.	9,800	206,916
Nihon Kohden Corp.	10,400	249,664
Nihon M&A Center Holdings, Inc.	34,300	422,364
Nikon Corp.	41,700	468,576
Nintendo Co. Ltd.	13,300	6,069,996
Nippon Accommodations Fund, Inc.	62	305,375
Nippon Building Fund, Inc.	189	981,157
Nippon Electric Glass Co. Ltd.	9,300	187,213
Nippon Express Holdings, Inc.	9,200	539,403
Nippon Gas Co. Ltd.	13,200	187,313
Nippon Paint Holdings Co. Ltd.	165,300	1,309,397
Nippon Prologis REIT, Inc.	301	833,099
Nippon Sanso Holdings Corp.	23,600	424,694
Nippon Shinyaku Co. Ltd.	7,200	486,964
Nippon Shokubai Co. Ltd.	3,600	144,833
Nippon Steel & Sumitomo Metal Corp.	108,000	1,714,888
Nippon Telegraph & Telephone Corp.	136,300	4,016,674
Nippon Yusen KK	19,400	1,399,594
Nishi-Nippon Railroad Co. Ltd.	8,200	164,040
Nissan Chemical Corp.	16,200	855,726
Nissan Motor Co. Ltd. (a)	274,900	1,100,575
Nisshin Seifun Group, Inc.	29,500	393,259
Nissin Food Holdings Co. Ltd.	9,500	660,845
Nitori Holdings Co. Ltd.	10,000	1,028,794
Nitto Denko Corp.	17,200	1,154,481
NOF Corp.	10,100	379,098
Nomura Holdings, Inc.	350,300	1,348,815
Nomura Real Estate Holdings, Inc.	12,800	311,881
Nomura Real Estate Master Fund, Inc.	536	672,969
Nomura Research Institute Ltd.	49,400	1,396,855
NSK Ltd.	57,100	315,976
NTT Data Corp.	73,000	1,345,968
Obayashi Corp.	82,200	565,301
OBIC Co. Ltd.	7,600	1,122,819
Odakyu Electric Railway Co. Ltd.	39,000	590,579
Oji Holdings Corp.	114,400	541,913
Olympus Corp.	148,400	2,612,007
OMRON Corp.	23,700	1,397,212
Ono Pharmaceutical Co. Ltd.	57,500	1,477,207
Open House Group Co. Ltd.	8,700	336,644
Oracle Corp. Japan	3,600	231,341
Oriental Land Co. Ltd.	26,100	3,948,152
ORIX Corp.	136,200	2,484,148
ORIX JREIT, Inc.	332	448,771
Osaka Gas Co. Ltd.	48,500	874,135
Otsuka Corp.	13,300	435,869
Otsuka Holdings Co. Ltd.	63,500	2,133,755
Pan Pacific International Holdings Ltd.	61,600	943,303
Panasonic Holdings Corp.	265,500	2,366,454
Park24 Co. Ltd. (a)	12,800	182,279
Penta-Ocean Construction Co. Ltd.	36,300	177,615
PeptiDream, Inc. (a)	10,700	172,579
Persol Holdings Co. Ltd.	21,300	422,584
Pigeon Corp.	13,200	225,126
Rakuten Group, Inc.	104,700	736,029
Recruit Holdings Co. Ltd.	193,700	7,027,749
Relo Group, Inc.	12,000	171,415
Renesas Electronics Corp. (a)	159,500	1,703,136
Rengo Co. Ltd.	27,200	161,039
Resona Holdings, Inc.	279,600	1,215,821
Ricoh Co. Ltd.	84,800	619,202
Rinnai Corp.	4,200	268,462
ROHM Co. Ltd.	10,200	712,581
Rohto Pharmaceutical Co. Ltd.	13,100	349,830
Ryohin Keikaku Co. Ltd.	30,300	272,310
Sankyu, Inc.	6,700	204,276
Santen Pharmaceutical Co. Ltd.	45,200	367,688
Sanwa Holdings Corp.	25,200	229,579
Sawai Group Holdings Co. Ltd.	4,900	164,369
SBI Holdings, Inc. Japan	27,900	624,043
Screen Holdings Co. Ltd.	5,300	433,165
SCSK Corp.	18,600	295,709
Secom Co. Ltd.	24,400	1,716,650
Sega Sammy Holdings, Inc.	21,000	372,112
Seibu Holdings, Inc. (a)	33,400	331,831
Seiko Epson Corp.	35,100	494,472
Seino Holdings Co. Ltd.	18,000	147,041
Sekisui Chemical Co. Ltd.	49,800	674,349
Sekisui House (REIT), Inc.	529	309,545
Sekisui House Ltd.	73,000	1,267,860
Seven & i Holdings Co. Ltd.	91,000	4,023,740
SG Holdings Co. Ltd.	57,800	1,018,591
Sharp Corp.	22,500	190,379
Shimadzu Corp.	32,000	1,046,149
Shimamura Co. Ltd.	2,700	239,459
SHIMANO, Inc.	9,500	1,683,252
SHIMIZU Corp.	82,700	433,649
Shin-Etsu Chemical Co. Ltd.	45,200	6,212,040
Shinko Electric Industries Co. Ltd.	7,700	331,910
Shinsei Bank Ltd.	15,400	270,053
Shionogi & Co. Ltd.	32,400	1,802,280
Shiseido Co. Ltd.	45,700	2,160,305
Shizuoka Bank Ltd.	71,400	461,963
SHO-BOND Holdings Co. Ltd.	5,800	243,774
Shochiku Co. Ltd. (a)	1,600	163,297
Showa Denko K.K.	20,700	402,788
Skylark Holdings Co. Ltd.	27,500	326,307
SMC Corp.	7,100	3,437,965
SMS Co., Ltd.	7,900	185,403
SoftBank Corp.	316,600	3,684,548
SoftBank Group Corp.	143,800	5,914,529
Sohgo Security Services Co., Ltd.	10,200	283,344
Sojitz Corp.	25,240	384,868
Sompo Holdings, Inc.	39,500	1,608,045
Sony Group Corp.	144,000	12,427,356
Sotetsu Holdings, Inc.	10,200	174,859
Square Enix Holdings Co. Ltd.	10,600	423,213
Stanley Electric Co. Ltd.	17,300	298,306
Subaru Corp.	70,100	1,063,747
Sugi Holdings Co. Ltd.	4,800	205,730
Sumco Corp.	36,800	529,981
Sumitomo Chemical Co. Ltd.	188,200	800,265
Sumitomo Corp.	143,600	2,272,275
Sumitomo Dainippon Pharma Co., Ltd.	20,600	183,497
Sumitomo Electric Industries Ltd.	91,500	983,701
Sumitomo Forestry Co. Ltd.	22,000	336,575
Sumitomo Heavy Industries Ltd.	14,200	300,492
Sumitomo Metal Mining Co. Ltd.	31,100	1,363,945
Sumitomo Mitsui Financial Group, Inc.	156,800	4,737,547
Sumitomo Mitsui Trust Holdings, Inc.	42,600	1,322,198
Sumitomo Realty & Development Co. Ltd.	54,100	1,435,191
Sundrug Co. Ltd.	8,700	202,554
Suntory Beverage & Food Ltd.	14,400	567,375
Suzuken Co. Ltd.	9,600	283,366
Suzuki Motor Corp.	56,100	1,691,141
Sysmex Corp.	19,400	1,272,593
T&D Holdings, Inc.	67,100	862,265
Taiheiyo Cement Corp.	12,900	208,717
Taisei Corp.	24,400	660,947
Taisho Pharmaceutical Holdings Co. Ltd.	6,400	252,083
Taiyo Yuden Co. Ltd.	14,900	585,383
Takara Holdings, Inc.	21,700	182,777
Takeda Pharmaceutical Co. Ltd.	180,684	5,242,826
TDK Corp.	44,900	1,387,038
TechnoPro Holdings, Inc.	13,100	333,632
Teijin Ltd.	21,500	229,755
Terumo Corp.	86,600	2,577,662
THK Co. Ltd.	13,600	269,504
TIS, Inc.	26,000	583,944
Tobu Railway Co. Ltd.	24,300	546,219
Toda Corp.	32,800	188,453
Toho Co. Ltd.	15,900	590,008
Toho Gas Co. Ltd.	10,900	255,704
Tohoku Electric Power Co., Inc.	61,400	341,540
Tokai Carbon Co. Ltd.	23,400	193,491
Tokio Marine Holdings, Inc.	79,500	4,298,462
Tokyo Century Corp.	5,000	154,011
Tokyo Electric Power Co., Inc. (a)	87,800	303,064
Tokyo Electron Ltd.	18,000	7,595,041
Tokyo Gas Co. Ltd.	48,000	919,414
Tokyo Ohka Kogyo Co. Ltd.	4,500	244,513
Tokyo Seimitsu Co. Ltd.	4,300	147,924
Tokyo Tatemono Co. Ltd.	23,100	325,686
Tokyu Corp.	65,200	797,318
Tokyu Fudosan Holdings Corp.	67,400	350,727
Toppan, Inc.	39,600	654,575
Toray Industries, Inc.	189,000	895,725
Toshiba Corp.	49,300	2,047,347
Tosoh Corp.	36,900	509,534
Toto Ltd.	17,900	603,209
Toyo Suisan Kaisha Ltd.	12,100	373,604
Toyo Tire Corp.	13,800	158,285
Toyota Industries Corp.	23,400	1,403,458
Toyota Motor Corp.	1,472,400	25,227,676
Toyota Tsusho Corp.	26,900	966,443
Trend Micro, Inc.	16,500	919,989
Tsumura & Co.	7,500	184,536
Tsuruha Holdings, Inc.	4,600	235,097
Ube Corp.	11,100	172,103
Ulvac, Inc.	5,100	199,843
Unicharm Corp.	51,100	1,777,871
United Urban Investment Corp.	359	392,795
USS Co. Ltd.	26,200	436,179
Welcia Holdings Co. Ltd.	12,700	260,338
West Japan Railway Co.	27,900	1,035,620
Yakult Honsha Co. Ltd.	18,200	942,407
Yamada Holdings Co. Ltd.	75,600	225,748
Yamaha Corp.	18,200	695,367
Yamaha Motor Co. Ltd.	36,100	745,310
Yamato Holdings Co. Ltd.	40,000	748,480
Yamazaki Baking Co. Ltd.	19,400	239,825
Yaskawa Electric Corp.	30,800	1,045,828
Yokogawa Electric Corp.	26,300	419,287
Yokohama Rubber Co. Ltd.	14,600	195,474
Z Holdings Corp.	296,400	1,163,619
Zenkoku Hosho Co. Ltd.	5,800	203,558
Zensho Holdings Co. Ltd.	11,100	261,762
Zeon Corp.	22,400	238,532
ZOZO, Inc.	13,100	274,281
TOTAL JAPAN		451,208,815
Korea (South) - 3.6%
AfreecaTV Co. Ltd.	925	78,866
Alteogen, Inc. (a)	3,225	144,667
AMOREPACIFIC Corp.	3,470	491,175
AMOREPACIFIC Group, Inc.	3,556	139,153
BGF Retail Co. Ltd.	942	134,028
BNK Financial Group, Inc.	31,643	195,207
Bukwang Pharmaceutical Co. Ltd.	5,114	47,323
Celltrion Healthcare Co. Ltd.	10,438	522,872
Celltrion Pharm, Inc.	1,858	134,322
Celltrion, Inc.	11,865	1,633,086
CHA Biotech Co. Ltd. (a)	6,023	88,018
Cheil Worldwide, Inc.	8,224	163,318
Chong Kun Dang Pharmaceutical Corp.	897	69,713
Chunbo Co. Ltd.	504	108,841
CJ CheilJedang Corp.	989	309,358
CJ Corp.	1,661	112,878
CJ ENM Co. Ltd.	1,117	111,594
CJ Logistics Corp. (a)	907	87,360
Com2uS Corp.	1,025	75,757
Cosmax, Inc.	979	65,470
Coway Co. Ltd.	6,553	365,083
CS Wind Corp.	2,502	116,433
Daeduck Electronics Co. Ltd.	4,174	98,538
Daejoo Electronic Materials Co. Ltd.	1,573	100,961
Daewoo Engineering & Construction Co. Ltd. (a)	20,906	110,236
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3,821	78,355
Daewoong Co. Ltd.	1,791	42,253
DB HiTek Co. Ltd.	4,411	230,118
Db Insurance Co. Ltd.	5,440	288,986
DGB Financial Group Co. Ltd.	16,583	116,269
DL E&C Co. Ltd.	3,186	149,048
DL Holdings Co. Ltd.	1,180	57,204
Dong Suh Companies, Inc.	6,898	144,916
Dongjin Semichem Co. Ltd.	4,032	118,186
DongKook Pharmaceutical Co. Ltd.	3,481	61,438
Dongkuk Steel Mill Co. Ltd.	7,689	111,838
Doosan Bobcat, Inc.	5,402	174,595
Doosan Co. Ltd.	1,402	97,769
Doosan Fuel Cell Co. Ltd. (a)	4,301	116,235
Doosan Heavy Industries & Construction Co. Ltd. (a)	34,310	542,974
Douzone Bizon Co. Ltd.	2,116	67,372
E-Mart, Inc.	2,152	221,501
Ecopro BM Co. Ltd.	1,346	494,625
Ecopro Co. Ltd.	2,461	161,367
Ecopro HN Co. Ltd.	1,384	53,577
EO Technics Co. Ltd.	1,095	95,443
ESR Kendall Square Co. Ltd. (REIT)	17,598	102,091
F&F Co. Ltd.	2,125	233,351
Fila Holdings Corp.	4,685	119,070
Foosung Co. Ltd.	6,152	90,558
GemVax & Kael Co. Ltd. (a)	3,562	41,102
GeneOne Life Science, Inc.	8,499	74,003
Genexine Co. Ltd. (a)	2,374	74,780
Green Cross Corp.	557	82,237
Green Cross Holdings Corp.	3,715	64,242
GS Engineering & Construction Corp.	9,228	302,260
GS Holdings Corp.	10,674	366,758
GS Retail Co. Ltd.	3,686	82,993
Hana Financial Group, Inc.	34,529	1,275,131
HanAll BioPharma Co. Ltd. (a)	4,391	62,996
Hanjin Kal Corp. (a)	2,444	109,934
Hankook Tire Co. Ltd.	9,248	252,478
Hanmi Pharm Co. Ltd.	635	155,928
Hanmi Science Co. Ltd.	3,876	155,473
Hanmi Semiconductor Co. Ltd.	6,639	78,390
Hanon Systems	20,525	182,700
Hansol Chemical Co. Ltd.	1,027	196,548
Hanssem Co. Ltd.	1,259	77,424
Hanwha Aerospace Co. Ltd.	3,822	159,093
Hanwha Corp.	4,484	105,372
Hanwha Life Insurance Co. Ltd.	28,247	65,107
Hanwha Solutions Corp. (a)	14,371	359,279
Hanwha Systems Co. Ltd.	7,082	86,657
HD Hyundai Co. Ltd.	6,201	283,239
HDC Hyundai Development Co.	4,365	51,278
Helixmith Co., Ltd.	5,116	84,274
Hite Jinro Co. Ltd.	3,194	93,479
HLB Life Science Co. Ltd. (a)	8,189	66,086
HLB, Inc. (a)	11,352	274,836
HMM Co. Ltd.	41,889	923,562
Hotel Shilla Co.	3,498	221,418
HUGEL, Inc. (a)	785	76,867
HYBE Co. Ltd. (a)	2,241	437,764
Hyosung Advanced Materials Co.	303	112,190
Hyosung Corp.	898	58,494
Hyosung TNC Co. Ltd.	236	75,850
Hyundai Bioscience Co. Ltd. (a)	3,288	74,195
Hyundai Department Store Co. Ltd.	1,691	100,108
Hyundai Doosan Infracore Co. Lt (a)	13,373	68,807
Hyundai Elevator Co. Ltd.	2,209	61,698
Hyundai Engineering & Construction Co. Ltd.	8,362	289,349
Hyundai Fire & Marine Insurance Co. Ltd.	6,116	156,793
Hyundai Glovis Co. Ltd.	2,586	421,435
Hyundai Heavy Industries Co. Ltd.	2,079	226,867
Hyundai Mipo Dockyard Co. Ltd. (a)	2,607	170,225
Hyundai Mobis	7,647	1,237,453
Hyundai Motor Co.	16,137	2,328,831
Hyundai Rotem Co. Ltd. (a)	7,995	118,536
Hyundai Steel Co.	9,912	335,037
Hyundai Wia Corp.	1,612	81,863
IlDong Pharmaceutical Co. Ltd. (a)	1,623	62,985
Iljin Materials Co. Ltd.	2,500	170,404
Industrial Bank of Korea	34,013	300,188
IS Dongseo Co. Ltd.	1,814	75,936
JB Financial Group Co. Ltd.	12,995	91,430
Jusung Engineering Co. Ltd.	4,236	69,974
JYP Entertainment Corp.	2,728	125,885
Kakao Corp.	35,750	2,483,985
Kakao Games Corp. (a)	4,959	230,753
Kangwon Land, Inc. (a)	11,871	248,137
KB Financial Group, Inc.	44,673	2,067,319
KCC Corp.	541	143,471
KEPCO E&C	1,496	85,405
Kia Corp.	30,746	2,005,915
Kiwoom Securities Co. Ltd.	1,589	117,956
KMW Co. Ltd. (a)	3,360	86,059
Koh Young Technology, Inc.	5,425	81,723
Kolon Industries, Inc.	1,827	88,515
Korea Aerospace Industries Ltd.	7,939	272,278
Korea Electric Power Corp.	30,420	552,168
Korea Gas Corp.	2,871	93,348
Korea Investment Holdings Co. Ltd.	4,968	273,966
Korea Petro Chemical Industries Co. Ltd.	536	63,182
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	5,177	370,432
Korea Zinc Co. Ltd.	1,424	646,653
Korean Air Lines Co. Ltd. (a)	20,349	476,932
KT&G Corp.	13,035	851,441
Kumho Petro Chemical Co. Ltd.	1,923	231,283
L&F Co. Ltd.	2,614	439,895
Leeno Industrial, Inc.	1,102	151,945
LegoChem Biosciences, Inc. (a)	2,215	73,906
LG Chemical Ltd.	5,486	2,234,927
LG Corp.	13,876	797,056
LG Display Co. Ltd.	25,817	335,537
LG Electronics, Inc.	12,169	1,096,250
LG Household & Health Care Ltd.	938	668,205
LG Innotek Co. Ltd.	1,551	418,608
LG Uplus Corp.	24,847	273,030
Lotte Chemical Corp.	1,685	258,683
Lotte Confectionery Co. Ltd.	4,679	125,560
Lotte Fine Chemical Co. Ltd.	1,855	118,457
Lotte Shopping Co. Ltd.	1,134	83,556
LS Corp.	3,145	142,047
LS Electric Co. Ltd.	1,415	52,861
LX Holdings Corp. (a)	5,310	41,512
LX International Corp.	3,292	99,848
Lx Semicon Co. Ltd.	1,275	130,854
Mando Corp.	3,202	135,120
Mcnex Co. Ltd.	1,864	64,795
Meritz Financial Holdings Co.	4,366	130,090
Meritz Fire & Marine Insurance Co. Ltd.	6,044	210,337
Meritz Securities Co. Ltd.	33,033	169,863
Mezzion Pharma Co. Ltd.	2,295	36,012
Mirae Asset Securities Co. Ltd.	29,893	188,088
NAVER Corp.	16,904	3,745,494
NCSOFT Corp.	1,831	603,141
NEPES Corp. Ltd. (a)	2,317	54,804
Netmarble Corp. (c)	3,202	239,409
NH Investment & Securities Co. Ltd.	20,817	176,722
NHN Corp.	1,900	52,166
NHN KCP Corp.	2,652	43,367
NongShim Co. Ltd.	464	110,296
Oci Co. Ltd.	2,579	211,915
Orion Corp./Republic of Korea	2,986	221,376
Oscotec, Inc. (a)	3,040	64,535
Ottogi Corp.	231	85,219
Pan Ocean Co., Ltd. (Korea)	26,134	135,887
Paradise Co. Ltd. (a)	7,399	95,868
Pearl Abyss Corp. (a)	4,446	235,511
People & Technology, Inc.	2,248	88,047
Pharmicell Co. Ltd. (a)	6,877	61,162
POSCO	8,771	1,992,004
POSCO Chemtech Co. Ltd.	3,324	349,286
Posco International Corp.	4,636	89,553
S-Oil Corp.	4,836	393,567
S.M. Entertainment Co. Ltd.	2,239	118,744
S1 Corp.	1,857	100,642
Samsung Biologics Co. Ltd. (a)(c)	2,152	1,411,887
Samsung C&T Corp.	10,345	930,979
Samsung Electro-Mechanics Co. Ltd.	6,598	849,472
Samsung Electronics Co. Ltd.	585,536	31,039,361
Samsung Engineering Co. Ltd. (a)	19,188	389,411
Samsung Fire & Marine Insurance Co. Ltd.	3,678	606,417
Samsung Heavy Industries Co. Ltd. (a)	82,816	393,204
Samsung Life Insurance Co. Ltd.	11,316	578,635
Samsung SDI Co. Ltd.	6,041	2,862,355
Samsung SDS Co. Ltd.	4,551	527,534
Samsung Securities Co. Ltd.	6,739	209,352
SD Biosensor, Inc.	3,535	125,790
Seegene, Inc.	4,457	140,577
Seoul Semiconductor Co. Ltd.	4,340	45,935
Shin Poong Pharmaceutical Co.	3,868	91,769
Shinhan Financial Group Co. Ltd.	59,413	1,963,477
Shinsegae Co. Ltd.	790	153,117
SillaJen, Inc. (a)(e)	4,518	43,294
SIMMTECH Co. Ltd.	2,425	92,963
SK Biopharmaceuticals Co. Ltd. (a)	3,031	217,799
SK Bioscience Co. Ltd. (a)	2,833	297,791
SK Chemicals Co. Ltd.	1,309	129,865
SK Hynix, Inc.	61,629	5,371,715
SK IE Technology Co. Ltd. (a)(c)	2,492	244,165
SK Innovation Co., Ltd.	5,921	937,352
SK, Inc.	4,526	945,145
SKC Co. Ltd.	2,296	266,924
SOLUM Co. Ltd. (a)	4,821	92,879
Solus Advanced Materials Co. Lt	1,506	84,165
Solus Advanced Materials Co. Lt rights 5/10/22 (a)	222	4,044
Soulbrain Co. Ltd.	487	93,155
ST Pharm Co. Ltd.	1,103	84,203
Studio Dragon Corp. (a)	1,551	101,316
Taihan Electric Wire Co. Ltd. (a)	88,814	125,810
Vaxcell-Bio Therapeutics Co. Ltd. (a)	1,087	38,160
WeMade Entertainment Co. Ltd.	2,139	126,240
WONIK IPS Co. Ltd.	3,547	110,474
Woori Financial Group, Inc.	65,097	750,166
Wysiwyg Studios Co. Ltd. (a)	3,003	77,346
YG Entertainment, Inc.	1,658	73,249
Youngone Corp.	2,607	97,733
Yuhan Corp.	5,666	271,506
Zinus, Inc.	1,024	51,910
TOTAL KOREA (SOUTH)		105,476,936
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	152,613	622,402
Boubyan Bank KSC	118,509	379,306
Gulf Bank	221,201	246,100
Kuwait Finance House KSCP	619,721	1,991,599
Mabanee Co. SAKC	62,210	169,479
Mobile Telecommunication Co.	255,930	568,641
National Bank of Kuwait	859,468	2,949,952
National Industries Group Holding SAK	202,207	207,815
Warba Bank KSCP (a)	121,687	109,975
TOTAL KUWAIT		7,245,269
Luxembourg - 0.3%
Allegro.eu SA (a)(c)	43,934	225,974
Aperam SA	5,212	201,170
ArcelorMittal SA (Netherlands)	69,526	2,027,218
Aroundtown SA	109,242	549,327
B&M European Value Retail SA	98,348	602,587
Eurofins Scientific SA	14,713	1,367,394
Globant SA (a)	4,780	1,032,432
InPost SA (a)	22,260	136,473
Millicom International Cellular SA (depository receipt) (a)(b)	11,320	255,207
SES SA (France) (depositary receipt)	43,726	391,239
Spotify Technology SA (a)	15,827	1,608,815
Subsea 7 SA	29,032	237,955
Tenaris SA	51,642	789,203
Ternium SA sponsored ADR	5,543	237,795
TOTAL LUXEMBOURG		9,662,789
Malaysia - 0.5%
AMMB Holdings Bhd (a)	223,600	188,828
Axiata Group Bhd	555,828	446,741
Bursa Malaysia Bhd	59,200	94,905
CIMB Group Holdings Bhd	789,011	940,473
Dialog Group Bhd	457,000	261,334
DiGi.com Bhd	363,500	317,837
Gamuda Bhd	288,892	245,753
Genting Bhd	247,200	261,625
Genting Malaysia Bhd	335,900	233,491
Hap Seng Consolidated Bhd	75,800	127,981
Hartalega Holdings Bhd	184,300	183,288
Hong Leong Bank Bhd	91,400	438,655
IHH Healthcare Bhd	366,500	552,803
Inari Amertron Bhd	313,200	200,727
IOI Corp. Bhd	380,500	401,632
Kuala Lumpur Kepong Bhd	65,620	444,866
Malayan Banking Bhd	797,236	1,658,107
Malaysia Airports Holdings Bhd (a)	122,700	192,874
Malaysian Pacific Industries Bhd	10,100	71,943
Maxis Bhd	259,800	225,845
MISC Bhd	155,300	277,843
MR DIY Group M Sdn Bhd (c)	189,000	151,921
My E.G.Services Bhd	549,618	117,694
Nestle (Malaysia) Bhd	6,800	207,843
Petronas Chemicals Group Bhd	273,200	639,903
Petronas Dagangan Bhd	40,300	200,601
Petronas Gas Bhd	117,600	458,099
PPB Group Bhd	76,400	296,670
Press Metal Bhd	430,100	589,632
Public Bank Bhd	1,736,600	1,866,580
RHB Bank Bhd	215,545	308,808
Sime Darby Bhd	274,300	146,617
Sime Darby Plantation Bhd	315,567	378,607
Telekom Malaysia Bhd	173,000	197,514
Tenaga Nasional Bhd	323,000	670,336
Top Glove Corp. Bhd	545,100	206,987
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	1,986
Westports Holdings Bhd	109,200	97,247
TOTAL MALAYSIA		14,304,596
Malta - 0.0%
Kindred Group PLC (depositary receipt)	28,542	250,239
Marshall Islands - 0.0%
Danaos Corp. (b)	1,363	111,412
Star Bulk Carriers Corp.	8,337	234,270
TOTAL MARSHALL ISLANDS		345,682
Mexico - 0.6%
Alfa SA de CV Series A	359,200	240,623
America Movil S.A.B. de CV Series L	2,576,800	2,507,792
Arca Continental S.A.B. de CV	51,400	326,160
Banco del Bajio SA (c)	86,600	213,842
CEMEX S.A.B. de CV unit (a)	1,730,900	761,693
Coca-Cola FEMSA S.A.B. de CV unit	57,450	313,256
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	85,615	137,318
Fibra Uno Administracion SA de CV	341,700	374,746
Fomento Economico Mexicano S.A.B. de CV unit	208,800	1,570,003
Gruma S.A.B. de CV Series B	24,310	288,756
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	41,200	634,015
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	22,025	480,694
Grupo Aeroportuario Norte S.A.B. de CV	28,700	201,399
Grupo Bimbo S.A.B. de CV Series A	173,900	536,021
Grupo Elektra SA de CV (a)	6,935	415,849
Grupo Financiero Banorte S.A.B. de CV Series O	279,700	1,846,391
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	232,400	393,929
Grupo Mexico SA de CV Series B	353,900	1,656,557
Grupo Televisa SA de CV	288,900	536,277
Industrias Penoles SA de CV	14,590	160,661
Kimberly-Clark de Mexico SA de CV Series A	162,400	226,731
Orbia Advance Corp. S.A.B. de CV	110,300	265,392
Promotora y Operadora de Infraestructura S.A.B. de CV	20,355	148,385
Wal-Mart de Mexico SA de CV Series V	576,800	2,039,639
TOTAL MEXICO		16,276,129
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	422,000	604,432
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	13,575	958,055
TOTAL MULTI-NATIONAL		1,562,487
Netherlands - 3.2%
Adyen BV (a)(c)	3,537	5,932,586
Airbus Group NV	69,960	7,658,654
Akzo Nobel NV	20,758	1,800,683
Argenx SE ADR (a)	5,827	1,674,214
ASM International NV (Netherlands)	4,386	1,317,958
ASML Holding NV (Netherlands)	46,438	26,355,354
CNH Industrial NV	113,468	1,607,421
Davide Campari Milano NV	62,136	701,092
Euronext NV (c)	11,292	904,739
EXOR NV	12,982	900,884
Ferrari NV (Italy)	14,608	3,075,784
Heineken Holding NV	11,640	908,644
Heineken NV (Bearer)	26,954	2,631,008
IMCD NV	6,531	1,039,882
ING Groep NV (Certificaten Van Aandelen)	446,197	4,227,363
Koninklijke Ahold Delhaize NV	119,366	3,520,817
Koninklijke DSM NV	19,958	3,355,132
Koninklijke KPN NV	395,676	1,365,317
Koninklijke Philips Electronics NV	100,966	2,638,354
NN Group NV	36,352	1,780,579
Prosus NV	99,589	4,803,044
QIAGEN NV (Germany) (a)	26,758	1,234,001
Randstad NV	14,282	755,220
RHI Magnesita NV	4,455	132,541
Stellantis NV (Italy)	254,248	3,413,446
STMicroelectronics NV (Italy)	74,874	2,768,243
Universal Music Group NV	151,265	3,510,319
Wolters Kluwer NV	29,926	3,022,011
Wolters Kluwer NV rights (a)(d)	29,926	32,518
Yandex NV Series A (a)(e)	37,320	128,002
TOTAL NETHERLANDS		93,195,810
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	141,415	710,328
Chorus Ltd.	49,139	233,127
Contact Energy Ltd.	86,792	455,972
Fisher & Paykel Healthcare Corp.	66,193	909,632
Fletcher Building Ltd.	97,165	387,059
Infratil Ltd.	85,480	462,587
Mercury Nz Ltd.	68,388	265,144
Meridian Energy Ltd.	144,264	437,850
Ryman Healthcare Group Ltd.	48,270	285,675
Spark New Zealand Ltd.	210,848	666,848
Summerset Group Holdings Ltd.	24,731	186,273
The a2 Milk Co. Ltd. (a)	90,356	286,310
Xero Ltd. (a)	14,917	983,659
TOTAL NEW ZEALAND		6,270,464
Norway - 0.6%
Adevinta ASA Class B (a)	46,567	359,750
Aker ASA (A Shares)	2,622	213,721
Aker BP ASA	14,323	513,177
Borregaard ASA	11,239	214,383
DNB Bank ASA	102,293	1,982,164
Entra ASA (c)	20,592	339,515
Equinor ASA	122,719	4,147,851
Gjensidige Forsikring ASA	21,700	463,933
Kongsberg Gruppen ASA	10,677	458,605
Leroy Seafood Group ASA	31,760	298,077
Mowi ASA	52,122	1,472,293
NEL ASA (a)	73,188	104,005
Nordic VLSI ASA (a)	20,443	406,432
Norsk Hydro ASA	155,143	1,302,817
Orkla ASA	85,202	691,384
Salmar ASA	6,429	526,083
Scatec Solar AS (c)	13,270	160,390
Schibsted ASA:
(A Shares)	8,552	178,214
(B Shares)	10,934	210,177
Sparebank 1 Sr Bank ASA (primary capital certificate)	19,824	252,434
Sparebanken Midt-Norge	14,197	198,935
Storebrand ASA (A Shares)	56,415	490,032
Telenor ASA	73,670	1,039,003
TGS ASA	13,843	213,553
Tomra Systems ASA	13,195	518,899
Veidekke ASA	11,809	152,910
Yara International ASA	18,402	935,709
TOTAL NORWAY		17,844,446
Pakistan - 0.0%
Lucky Cement Ltd. (a)	15,550	47,447
TRG Pakistan Ltd.	46,000	19,455
TOTAL PAKISTAN		66,902
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	28,982	273,590
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	245,240	237,642
AC Energy Corp.	1,190,700	163,555
Ayala Corp.	29,690	417,081
Ayala Land, Inc.	687,300	418,825
Bank of the Philippine Islands (BPI)	215,340	389,974
BDO Unibank, Inc.	204,750	505,129
Converge ICT Solutions, Inc. (a)	220,000	119,872
Globe Telecom, Inc.	3,285	142,584
International Container Terminal Services, Inc.	97,010	397,675
JG Summit Holdings, Inc.	357,805	380,013
Jollibee Food Corp.	55,130	226,104
Manila Electric Co.	30,840	207,269
Metro Pacific Investments Corp.	1,251,000	90,332
Metropolitan Bank & Trust Co.	220,914	214,773
Monde Nissin Corp. (c)	664,800	162,384
PLDT, Inc.	10,125	359,685
SM Investments Corp.	54,210	879,374
SM Prime Holdings, Inc.	1,272,800	847,009
Universal Robina Corp.	93,730	183,061
TOTAL PHILIPPINES		6,342,341
Poland - 0.2%
Asseco Poland SA	8,818	154,953
Bank Polska Kasa Opieki SA	20,140	442,582
CD Projekt RED SA	7,504	203,095
Cyfrowy Polsat SA	29,869	162,646
Dino Polska SA (a)(c)	5,530	357,746
Grupa Lotos SA (a)	10,259	159,523
KGHM Polska Miedz SA (Bearer)	16,084	520,289
Kruk SA	2,000	115,316
LPP SA	119	251,469
Orange Polska SA	63,141	96,511
PGE Polska Grupa Energetyczna SA (a)	80,841	179,785
Polish Oil & Gas Co. SA	191,100	267,744
Polski Koncern Naftowy Orlen SA	34,346	580,257
Powszechna Kasa Oszczednosci Bank SA (a)	96,601	712,968
Powszechny Zaklad Ubezpieczen SA	67,326	465,475
Santander Bank Polska SA	3,607	219,656
TOTAL POLAND		4,890,015
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	883,164	136,528
Energias de Portugal SA	333,460	1,554,145
Galp Energia SGPS SA Class B	53,649	652,997
Jeronimo Martins SGPS SA	31,152	648,480
REN - Redes Energeticas Nacionais SGPS SA	39,599	120,703
TOTAL PORTUGAL		3,112,853
Qatar - 0.3%
Barwa Real Estate Co. (a)	198,891	185,415
Industries Qatar QSC (a)	232,750	1,202,177
Masraf al Rayan (a)	516,633	764,647
Mesaieed Petrochemical Holding Co. (a)	497,812	354,042
Ooredoo QSC	87,381	179,693
Qatar Aluminum Manufacturing Co. (a)	301,418	198,642
Qatar Electricity & Water Co.	60,652	284,794
Qatar Fuel Co. (a)	60,179	302,899
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	337,132	316,604
Qatar International Islamic Bank QSC (a)	77,954	247,235
Qatar Islamic Bank (a)	132,441	890,638
Qatar National Bank SAQ (a)	505,779	3,229,041
The Commercial Bank of Qatar (a)	238,716	504,012
TOTAL QATAR		8,659,839
Russia - 0.0%
Alrosa Co. Ltd. (e)	280,800	60,922
Gazprom OAO (e)	1,373,390	187,417
LUKOIL PJSC (e)	41,065	16,576
Magnit OJSC (e)	8,984	241
MMC Norilsk Nickel PJSC (e)	6,814	59,099
Mobile TeleSystems OJSC sponsored ADR (e)	50,085	49,884
Novatek PJSC (e)	110,726	4,033
Polyus PJSC (e)	3,653	11,203
Sberbank of Russia (e)	1,236,820	9,917
Severstal PAO (e)	21,400	623
Surgutneftegas OJSC (e)	1,002,400	15,996
Tatneft PAO (e)	175,192	28,417
TOTAL RUSSIA		444,328
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets Co.	4,578	136,456
ACWA Power Co.	15,131	570,418
Advanced Polypropylene Co.	14,954	267,520
Al Rajhi Bank	140,160	6,599,194
Alinma Bank	112,493	1,243,157
Almarai Co. Ltd.	27,442	380,448
Arabian Internet and Communications Services Co. Ltd.	2,977	192,234
Bank Al-Jazira	46,775	394,697
Bank Albilad	56,695	782,980
Banque Saudi Fransi	67,633	977,314
Bupa Arabia for Cooperative Insurance Co. (a)	2,191	97,084
Dar Al Arkan Real Estate Development Co. (a)	55,952	161,406
Dr Sulaiman Al Habib Medical Services Group Co.	9,824	523,835
Emaar The Economic City (a)	64,031	187,101
Etihad Etisalat Co.	43,794	504,983
Jarir Marketing Co.	6,887	352,539
Mobile Telecommunications Co. Saudi Arabia (a)	43,290	160,889
Mouwasat Medical Services Co.	5,114	328,590
National Industrialization Co. (a)	34,435	189,490
Qassim Cement Co.	5,213	111,743
Riyad Bank	155,430	1,690,718
Sabic Agriculture-Nutrients Co.	22,906	992,992
Sahara International Petrochemical Co.	40,886	624,605
Saudi Airlines Catering Co. (a)	3,919	98,947
Saudi Arabian Mining Co. (a)	46,408	1,707,450
Saudi Basic Industries Corp.	103,250	3,606,097
Saudi Cement Co.	7,713	118,858
Saudi Electricity Co.	92,365	666,117
Saudi Ground Services Co. (a)	10,121	92,824
Saudi Industrial Investment Group	25,702	226,129
Saudi Kayan Petrochemical Co. (a)	85,869	432,230
Saudi Research & Marketing Group (a)	3,675	259,057
Saudi Telecom Co.	69,091	2,136,759
The Co. for Cooperative Insurance	6,497	119,519
The Saudi British Bank	43,559	520,855
The Saudi National Bank	251,371	5,294,420
The Savola Group	27,843	265,009
United Electronics Co.	2,931	100,492
Yamama Cement Co. (a)	10,392	96,833
Yanbu Cement Co.	8,032	90,367
Yanbu National Petrochemical Co.	31,117	506,892
TOTAL SAUDI ARABIA		33,809,248
Singapore - 0.9%
Ascendas Real Estate Investment Trust	397,297	817,430
CapitaLand Investment Ltd.	292,273	886,231
CapitaMall Trust	577,138	967,048
City Developments Ltd.	51,300	314,526
ComfortDelgro Corp. Ltd.	264,900	279,826
DBS Group Holdings Ltd.	205,757	4,991,795
Flex Ltd. (a)	53,135	876,196
Frasers Centrepoint Trust	106,800	188,079
Frasers Logistics & Industrial Trust	366,900	382,075
Genting Singapore Ltd.	621,500	360,838
Kenon Holdings Ltd.	2,594	150,015
Keppel Corp. Ltd.	163,700	807,336
Keppel DC (REIT)	134,400	200,362
Mapletree Commercial Trust	251,318	338,003
Mapletree Industrial (REIT)	209,020	392,766
Mapletree Logistics Trust (REIT)	353,792	454,383
Oversea-Chinese Banking Corp. Ltd.	457,422	4,061,262
SATS Ltd. (a)	78,400	255,982
Singapore Airlines Ltd. (a)	153,150	603,666
Singapore Exchange Ltd.	96,200	676,897
Singapore Technologies Engineering Ltd.	180,600	531,887
Singapore Telecommunications Ltd.	815,000	1,626,573
Suntec (REIT)	229,200	302,789
United Overseas Bank Ltd.	175,900	3,765,360
UOL Group Ltd.	48,900	256,947
Venture Corp. Ltd.	29,100	357,229
Wilmar International Ltd.	362,200	1,154,583
Yangzijiang Financial Holding (a)	314,500	121,957
Yangzijiang Shipbuilding Holdings Ltd.	314,500	205,187
TOTAL SINGAPORE		26,327,228
South Africa - 1.0%
Absa Group Ltd.	84,380	911,605
Anglo American Platinum Ltd.	7,135	788,724
AngloGold Ashanti Ltd.	47,463	971,950
Aspen Pharmacare Holdings Ltd.	42,826	458,234
Bid Corp. Ltd.	38,157	801,297
Bidvest Group Ltd./The	39,621	543,149
Capitec Bank Holdings Ltd.	11,045	1,541,769
Clicks Group Ltd.	28,232	551,203
Discovery Ltd. (a)	57,966	556,569
Exxaro Resources Ltd.	28,644	409,328
FirstRand Ltd.	638,216	2,748,593
Foschini Group Ltd./The	38,230	333,603
Gold Fields Ltd.	101,080	1,369,591
Growthpoint Properties Ltd.	409,344	363,065
Harmony Gold Mining Co. Ltd.	60,699	247,457
Impala Platinum Holdings Ltd.	95,682	1,237,687
Investec Ltd.	35,236	213,657
Kumba Iron Ore Ltd.	6,088	202,113
Life Healthcare Group Holdings Ltd.	158,297	214,899
Momentum Metropolitan Holdings	24,361	25,885
Mr Price Group Ltd.	31,073	421,168
MTN Group Ltd.	195,449	2,072,931
MultiChoice Group Ltd.	49,001	399,735
Naspers Ltd. Class N	24,886	2,509,902
Nedbank Group Ltd.	53,247	743,561
Northam Platinum Holdings Ltd. (a)	27,334	325,803
Old Mutual Ltd.	538,391	431,924
Rand Merchant Insurance Holdings Ltd.	93,048	159,902
Remgro Ltd.	60,812	546,258
Sanlam Ltd.	202,676	839,594
Sappi Ltd. (a)	64,346	235,582
Sasol Ltd. (a)	66,012	1,617,090
Shoprite Holdings Ltd.	59,907	865,299
Sibanye-Stillwater Ltd.	304,019	1,051,800
Spar Group Ltd./The	20,819	218,380
Standard Bank Group Ltd.	154,408	1,636,340
Tiger Brands Ltd.	21,326	207,636
Vodacom Group Ltd.	82,004	787,630
Woolworths Holdings Ltd.	123,467	462,204
TOTAL SOUTH AFRICA		30,023,117
Spain - 1.5%
Acciona SA	2,800	548,093
ACS Actividades de Construccion y Servicios SA	28,907	740,172
Aena SME SA (a)(c)	8,399	1,191,898
Amadeus IT Holding SA Class A (a)	51,382	3,219,746
Banco Bilbao Vizcaya Argentaria SA	761,251	3,994,475
Banco de Sabadell SA	643,578	499,465
Banco Santander SA (Spain)	1,980,854	5,788,750
Bankinter SA	76,181	448,316
CaixaBank SA	496,837	1,603,739
Cellnex Telecom SA (c)	65,198	3,038,899
EDP Renovaveis SA	28,100	665,047
Enagas SA	28,264	611,144
Endesa SA	36,117	756,920
Ferrovial SA	56,494	1,448,753
Grifols SA	36,305	608,063
Grifols SA ADR	25,965	278,604
Iberdrola SA	669,275	7,690,506
Industria de Diseno Textil SA	128,002	2,683,853
International Consolidated Airlines Group SA CDI (a)	275,442	488,156
Naturgy Energy Group SA	37,609	1,131,366
Red Electrica Corporacion SA	49,206	990,726
Repsol SA	159,908	2,385,490
Siemens Gamesa Renewable Energy SA (a)	26,656	424,592
Telefonica SA	625,574	3,043,194
TOTAL SPAIN		44,279,967
Sweden - 2.3%
AAK AB	21,135	366,708
AddTech AB (B Shares)	30,247	533,569
AFRY AB (B Shares)	11,041	183,034
Alfa Laval AB	34,122	949,829
ASSA ABLOY AB (B Shares)	112,990	2,855,500
Atlas Copco AB:
(A Shares)	74,126	3,360,641
(B Shares)	44,010	1,741,818
Avanza Bank Holding AB	13,379	338,780
Axfood AB	11,606	343,444
Beijer Ref AB (B Shares)	29,198	475,460
Billerud AB	19,967	308,116
Boliden AB	31,088	1,348,012
Bravida Holding AB (c)	22,367	229,298
Castellum AB	33,645	666,284
Dometic Group AB (c)	36,180	309,849
Electrolux AB (B Shares)	28,564	435,613
Elekta AB (B Shares)	38,786	261,234
Embracer Group AB (a)(b)	75,330	503,507
Epiroc AB:
(A Shares)	71,391	1,447,314
(B Shares)	44,252	772,014
EQT AB	31,552	892,979
Ericsson (B Shares)	329,972	2,632,261
Essity AB (B Shares)	68,785	1,813,928
Evolution AB (c)	20,628	2,116,398
Fabege AB	32,794	398,058
Fastighets AB Balder (a)	12,390	614,139
Getinge AB (B Shares)	25,063	725,017
H&M Hennes & Mauritz AB (B Shares)	85,433	1,075,523
Hexagon AB (B Shares)	236,551	3,052,201
HEXPOL AB (B Shares)	30,056	258,066
Holmen AB (B Shares)	10,983	634,804
Husqvarna AB (B Shares)	46,308	442,663
Industrivarden AB:
(A Shares)	20,049	513,706
(C Shares)	20,806	523,884
Indutrade AB	30,174	711,739
Investor AB:
(A Shares)	63,776	1,332,059
(B Shares)	208,729	4,016,552
JM AB (B Shares)	6,591	152,220
Kinnevik AB (B Shares) (a)	27,422	536,716
L E Lundbergforetagen AB	7,229	338,074
Latour Investment AB (B Shares)	15,288	405,018
Lifco AB	25,081	526,090
Lundin Petroleum AB	21,983	908,906
MIPS AB	2,959	210,147
Nibe Industrier AB (B Shares)	160,600	1,574,587
Nolato AB (B Shares)	20,793	143,916
Nordic Entertainment Group AB (B Shares) (a)	8,798	288,917
Nordnet AB	18,460	320,184
Nyfosa AB	18,482	203,702
Peab AB	21,745	207,741
Saab AB (B Shares)	8,915	377,095
Sagax AB	18,836	481,155
Samhallsbyggnadsbolaget I Norden AB (B Shares)	129,832	407,824
Sandvik AB	124,282	2,352,449
Sectra AB (B Shares)	14,757	186,165
Securitas AB (B Shares)	36,895	435,612
Sinch AB (a)(c)	77,961	344,540
Skandinaviska Enskilda Banken AB (A Shares)	182,310	2,044,442
Skanska AB (B Shares)	46,883	895,568
SKF AB (B Shares)	43,586	711,877
SSAB AB (B Shares)	75,346	443,082
Storskogen Group AB	112,670	237,654
Svenska Cellulosa AB SCA (B Shares)	68,936	1,334,105
Svenska Handelsbanken AB (A Shares)	174,455	1,759,609
Sweco AB (B Shares)	25,140	354,804
Swedbank AB (A Shares)	105,718	1,672,379
Swedish Match Co. AB	181,466	1,445,337
Swedish Orphan Biovitrum AB (a)	22,885	481,428
Tele2 AB (B Shares)	58,061	769,557
Telia Co. AB	284,549	1,181,053
Thule Group AB (c)	10,695	370,979
Trelleborg AB (B Shares)	27,388	600,717
Vitrolife AB	8,364	215,064
Volvo AB:
(A Shares)	15,279	251,197
(B Shares)	187,575	2,992,467
Volvo Car AB (b)	61,248	449,326
Wallenstam AB (B Shares)	26,096	288,535
Wihlborgs Fastigheter AB	15,672	271,716
TOTAL SWEDEN		68,355,955
Switzerland - 6.1%
ABB Ltd. (Reg.)	204,009	6,120,670
Adecco SA (Reg.)	19,503	752,619
Alcon, Inc. (Switzerland)	56,977	4,068,207
ams-OSRAM AG (a)	32,810	401,370
Baloise Holdings AG	5,164	898,231
Compagnie Financiere Richemont SA Series A	59,624	6,927,756
Credit Suisse Group AG	288,122	1,955,577
Geberit AG (Reg.)	4,086	2,330,139
Givaudan SA	907	3,604,891
Holcim AG	59,125	2,890,948
Julius Baer Group Ltd.	25,287	1,208,411
Kuehne & Nagel International AG	5,777	1,616,094
Lindt & Spruengli AG	13	1,541,255
Lindt & Spruengli AG (participation certificate)	119	1,334,584
Logitech International SA (Reg.)	19,973	1,299,815
Lonza Group AG	8,494	5,008,354
Nestle SA (Reg. S)	321,586	41,514,824
Novartis AG	278,139	24,578,953
Partners Group Holding AG	2,593	2,747,277
Roche Holding AG:
(Bearer)	3,040	1,221,306
(participation certificate)	80,281	29,769,323
Schindler Holding AG (participation certificate)	4,693	901,646
SGS SA (Reg.)	690	1,772,970
Sig Group AG	38,964	815,731
Sika AG	17,490	5,342,465
Sonova Holding AG	6,052	2,182,509
Straumann Holding AG	13,080	1,542,023
Swatch Group AG (Bearer)	3,299	846,665
Swiss Life Holding AG	3,590	2,099,129
Swiss Prime Site AG	8,794	859,566
Swiss Re Ltd.	32,967	2,703,520
Swisscom AG	2,889	1,708,268
Temenos Group AG	7,674	774,658
UBS Group AG	423,054	7,182,036
VAT Group AG (c)	3,095	957,319
Zurich Insurance Group Ltd.	17,160	7,812,432
TOTAL SWITZERLAND		179,291,541
Taiwan - 4.1%
Accton Technology Corp.	57,000	444,842
Acer, Inc.	331,000	307,259
Advantech Co. Ltd.	49,696	618,100
AP Memory Technology Corp.	13,000	107,057
ASE Technology Holding Co. Ltd.	396,000	1,264,091
Asia Cement Corp.	277,000	450,385
ASMedia Technology, Inc.	3,000	141,274
ASPEED Tech, Inc.	3,000	263,647
ASUSTeK Computer, Inc.	80,000	962,805
AU Optronics Corp.	1,026,000	586,368
Capital Securities Corp.	214,000	112,980
Catcher Technology Co. Ltd.	91,000	445,539
Cathay Financial Holding Co. Ltd.	979,716	2,061,068
Chang Hwa Commercial Bank	676,393	423,101
Cheng Loong Corp.	111,000	125,261
Cheng Shin Rubber Industry Co. Ltd.	233,000	262,734
Chicony Electronics Co. Ltd.	66,000	183,690
China Airlines Ltd. (a)	331,000	304,166
China Development Financial Ho	1,975,000	1,191,676
China Petrochemical Development Corp. (a)	442,277	175,171
China Steel Corp.	1,432,000	1,735,652
Chipbond Technology Corp.	70,000	157,486
Chroma ATE, Inc.	44,000	244,732
Chung Hung Steel Co. Ltd.	97,000	122,447
Chunghwa Telecom Co. Ltd.	434,000	1,924,986
Compal Electronics, Inc.	508,000	381,407
Compeq Manufacturing Co. Ltd.	128,000	195,423
CTBC Financial Holding Co. Ltd.	2,232,000	2,196,667
Delta Electronics, Inc.	220,000	1,837,498
E Ink Holdings, Inc.	102,000	583,493
E.SUN Financial Holdings Co. Ltd.	1,546,608	1,767,406
ECLAT Textile Co. Ltd.	23,000	377,607
Elan Microelectronics Corp.	33,000	166,549
Elite Material Co. Ltd.	29,000	214,563
Elite Semiconductor Memory Technology, Inc.	31,000	127,283
eMemory Technology, Inc.	6,000	252,303
ENNOSTAR, Inc.	71,500	140,127
Eternal Materials Co. Ltd.	98,000	125,691
EVA Airways Corp. (a)	285,619	335,729
Evergreen Marine Corp. (Taiwan)	289,643	1,393,075
Far Eastern International Bank	376,000	152,149
Far Eastern New Century Corp.	462,000	468,598
Far EasTone Telecommunications Co. Ltd.	189,000	531,340
Faraday Technology Corp.	24,000	204,940
Feng Tay Enterprise Co. Ltd.	61,480	396,036
First Financial Holding Co. Ltd.	1,225,703	1,151,730
FLEXium Interconnect, Inc.	33,000	102,440
Formosa Chemicals & Fibre Corp.	464,000	1,250,326
Formosa Petrochemical Corp.	194,000	598,686
Formosa Plastics Corp.	499,000	1,774,961
Formosa Taffeta Co. Ltd.	90,000	82,615
Foxconn Technology Co. Ltd.	115,000	228,001
Fubon Financial Holding Co. Ltd.	884,314	2,221,683
Genius Electronic Optical Co. Ltd.	11,000	138,551
Giant Manufacturing Co. Ltd.	37,000	309,511
Gigabyte Technology Co. Ltd.	53,000	190,254
Global Unichip Corp.	9,000	123,316
GlobalWafers Co. Ltd.	24,000	418,496
Great Wall Enterprise Co. Ltd.	84,740	151,156
HannStar Display Corp.	250,000	109,814
Highwealth Construction Corp.	117,200	185,843
HIWIN Technologies Corp.	32,210	238,655
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,427,800	4,894,498
Hotai Motor Co. Ltd.	40,000	780,477
HTC Corp. (a)	83,000	130,464
Hua Nan Financial Holdings Co. Ltd.	1,132,878	906,531
IBF Financial Holdings Co. Ltd.	263,070	142,744
Innolux Corp.	1,227,000	559,046
International Games Systems Co. Ltd.	6,000	147,395
Inventec Corp.	332,000	283,784
ITEQ Corp.	23,000	80,697
King Yuan Electronics Co. Ltd.	125,000	169,361
Kings Town Bank Co. Ltd.	98,000	129,429
Kinsus Interconnect Technology Corp.	26,000	146,650
Largan Precision Co. Ltd.	11,000	624,573
Lien Hwa Industrial Corp.	123,874	234,775
Lite-On Technology Corp.	255,000	559,019
Lotes Co. Ltd.	8,135	199,061
Macronix International Co. Ltd.	206,340	262,692
Makalot Industrial Co. Ltd.	22,459	138,236
MediaTek, Inc.	183,000	5,047,769
Medigen Vaccine Biologics Corp. (a)	19,000	159,140
Medigen Vaccine Biologics Corp. rights 6/10/22 (a)	498	516
Mega Financial Holding Co. Ltd.	1,237,000	1,739,957
Merida Industry Co. Ltd.	26,000	211,552
Micro-Star International Co. Ltd.	81,000	327,268
MiTAC Holdings Corp.	82,000	76,649
momo.com, Inc.	6,200	163,754
Nan Ya Plastics Corp.	645,000	1,885,476
Nan Ya Printed Circuit Board Corp.	24,000	318,957
Nanya Technology Corp.	135,000	295,576
Nien Made Enterprise Co. Ltd.	21,000	221,303
Novatek Microelectronics Corp.	65,000	860,339
Oneness Biotech Co. Ltd. (a)	31,000	203,257
Pegatron Corp.	245,000	580,762
Phison Electronics Corp.	18,000	232,136
Pou Chen Corp.	317,000	330,766
Powerchip Semiconductor Manufacturing Corp.	283,000	508,954
Powertech Technology, Inc.	79,000	248,363
Poya International Co. Ltd.	7,150	76,068
President Chain Store Corp.	64,000	592,500
Primax Electronics Ltd.	46,000	86,113
Qisda Corp.	180,000	191,358
Quanta Computer, Inc.	317,000	893,333
Radiant Opto-Electronics Corp.	60,000	206,989
Realtek Semiconductor Corp.	54,000	733,164
Ruentex Development Co. Ltd.	163,080	427,064
Ruentex Industries Ltd.	57,580	221,856
Shin Kong Financial Holding Co. Ltd.	1,583,432	523,876
Simplo Technology Co. Ltd.	19,000	186,815
SINBON Electronics Co. Ltd.	21,000	184,558
Sino-American Silicon Products, Inc.	64,000	318,727
Sinopac Financial Holdings Co.	1,292,180	796,200
Standard Foods Corp.	38,000	64,821
Synnex Technology International Corp.	154,000	401,040
Ta Chen Stainless Pipe Co. Ltd.	200,633	296,903
Taichung Commercial Bank Co. Ltd.	326,608	164,615
Taishin Financial Holdings Co. Ltd.	1,238,526	810,588
Taiwan Business Bank	598,165	256,597
Taiwan Cement Corp.	617,859	959,685
Taiwan Cooperative Financial Holding Co. Ltd.	1,145,556	1,102,212
Taiwan Fertilizer Co. Ltd.	95,000	239,258
Taiwan High Speed Rail Corp.	247,000	234,137
Taiwan Mobile Co. Ltd.	189,000	694,753
Taiwan Semiconductor Manufacturing Co. Ltd.	2,163,000	39,134,699
Taiwan Surface Mounting Technology Co. Ltd.	26,000	91,251
Taiwan Union Technology Corp.	25,000	64,591
Tatung Co. Ltd. (a)	213,000	239,629
TECO Electric & Machinery Co. Ltd.	129,000	135,552
The Shanghai Commercial & Savings Bank Ltd.	484,000	798,882
Tong Hsing Electronics Industries Ltd.	18,000	139,797
Tripod Technology Corp.	57,000	237,800
Tung Ho Steel Enterprise Corp.	60,300	128,010
TXC Corp.	27,000	82,201
Unified-President Enterprises Corp.	546,000	1,263,944
Unimicron Technology Corp.	143,000	1,003,583
Union Bank of Taiwan	294,000	160,172
United Integrated Services Co.	19,000	114,971
United Microelectronics Corp.	1,327,000	2,109,239
United Renewable Energy Co. Ltd. (a)	172,004	124,148
Vanguard International Semiconductor Corp.	108,000	380,215
Voltronic Power Technology Corp.	8,250	361,147
Walsin Lihwa Corp.	251,000	374,241
Walsin Technology Corp.	39,000	159,481
Win Semiconductors Corp.	45,000	293,060
Winbond Electronics Corp.	306,000	276,419
Wistron Corp.	312,000	300,752
Wiwynn Corp.	10,000	342,148
WPG Holding Co. Ltd.	154,040	282,750
XinTec, Inc.	16,000	73,266
Yageo Corp.	49,000	661,749
Yang Ming Marine Transport Corp. (a)	198,000	826,503
YFY, Inc.	140,000	147,551
Yuanta Financial Holding Co. Ltd.	1,385,160	1,219,892
Yulon Finance Corp.	23,000	179,014
TOTAL TAIWAN		121,912,252
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	29,300	183,347
Advanced Information Service PCL NVDR	93,000	581,956
Airports of Thailand PCL:
(For. Reg.) (a)	335,700	649,299
NVDR (a)	135,800	262,659
Asset World Corp. PCL NVDR	943,300	132,091
B. Grimm Power PCL:
(For. Reg.)	11,600	10,950
NVDR	80,200	75,704
Bangkok Bank PCL:
(For. Reg.)	11,400	43,036
NVDR	51,900	195,928
Bangkok Chain Hospital PCL unit	155,500	97,452
Bangkok Commercial Asset Management PCL:
(For. Reg.)	98,700	55,089
NVDR	94,100	52,521
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	129,311
NVDR	262,600	196,738
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	137,485
NVDR	249,400	59,799
Bank of Ayudhya PCL NVDR	197,600	196,567
Banpu PCL NVDR	315,500	112,510
BCPG PCL NVDR	101,000	36,137
Berli Jucker PCL:
unit	63,700	63,491
(For. Reg.)	39,000	38,872
BTS Group Holdings PCL:
(For. Reg.)	313,800	81,210
NVDR	424,700	111,143
Bumrungrad Hospital PCL:
NVDR	17,400	81,145
(For. Reg.)	26,700	124,516
Carabao Group PCL:
(For. Reg.)	16,700	53,141
NVDR	26,600	84,644
Central Pattana PCL:
(For. Reg.)	91,900	161,296
NVDR	60,100	105,483
Central Plaza Hotel PCL unit (a)	62,200	84,023
Central Retail Corp. PCL:
(For. Reg.)	206,208	235,849
NVDR	138,900	158,866
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	176,583
(NVDR)	124,800	87,729
Chularat Hospital PCL unit	606,600	68,987
Com7 PCL NVDR	44,700	54,050
CP ALL PCL:
(For. Reg.)	203,100	383,268
NVDR	321,400	606,511
Delta Electronics PCL:
(For. Reg.)	32,600	341,649
NVDR	22,200	232,656
Electricity Generating PCL NVDR	27,700	134,138
Energy Absolute PCL:
(For. Reg.)	126,300	322,486
NVDR	74,900	192,332
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	85,446
NVDR	36,800	70,990
Gulf Energy Development PCL:
(For. Reg.)	311,100	439,238
NVDR	219,700	310,191
Gunkul Engineering PCL unit	477,300	80,280
Hana Microelectronics PCL NVDR	70,400	91,158
Home Product Center PCL:
(For. Reg.)	164,700	71,668
NVDR	299,300	130,239
Indorama Ventures PCL:
(For. Reg.)	6,900	9,044
NVDR	261,700	343,004
Intouch Holdings PCL:
(For. Reg.)	45,100	91,888
NVDR	59,900	122,042
IRPC PCL:
(For. Reg.)	672,700	67,845
NVDR	474,800	47,886
Jay Mart PCL unit	66,500	120,395
JMT Network Services PCL:
NVDR	69,922	176,796
warrants (a)	3,605	2,300
Kasikornbank PCL:
NVDR	69,900	309,698
(For. Reg.)	63,300	280,457
KCE Electronics PCL NVDR	61,100	108,575
Kiatnakin Bank PCL (For. Reg.)	51,800	108,563
Krung Thai Bank PCL:
(For. Reg.)	210,200	92,750
NVDR	189,700	83,704
Krungthai Card PCL:
(For. Reg.)	62,400	104,405
NVDR	52,700	88,175
Land & House PCL:
NVDR	248,400	69,095
(For. Reg.)	205,900	57,273
Minor International PCL:
unit (a)	52,448	53,050
warrants 2/15/24 (a)	1,584	225
(For. Reg.) (a)	233,456	236,135
Muangthai Leasing PCL:
(For. Reg.)	29,100	38,998
NVDR	52,900	70,893
Ngern Tid Lor PCL NVDR	152,384	162,826
Osotspa PCL:
(For. Reg.)	72,200	73,284
NVDR	94,600	96,020
PTT Exploration and Production PCL:
(For. Reg.)	102,600	449,311
NVDR	61,600	269,762
PTT Global Chemical PCL:
(For. Reg.)	29,400	42,662
NVDR	152,300	221,001
PTT Oil & Retail Business PCL NVDR	351,200	255,182
PTT PCL:
(For. Reg.)	387,500	421,515
NVDR	595,600	647,882
Ratch Group PCL unit	43,900	56,354
SCB X PCL:
(For. Reg.)	1,750	5,787
NVDR unit	88,750	293,482
SCG Packaging PCL NVDR	132,000	211,675
Siam Cement PCL:
(For. Reg.)	7,000	75,302
NVDR	25,400	273,237
Siam Commercial Bank PCL:
(For. Reg.)	1,750	5,881
(NVDR)	88,750	298,254
Siam Global House PCL NVDR	182,968	116,003
Singer Thailand PCL NVDR	48,100	80,245
Sri Trang Agro-Industry PCL NVDR	89,000	65,344
Sri Trang Gloves Thailand PCL NVDR	136,100	96,409
Srisawad Corp. PCL:
warrants 8/29/25 (a)	2,460	513
(For. Reg.)	26,600	41,113
NVDR	47,300	73,558
Star Petroleum Refining PCL NVDR	236,700	74,027
Thai Beverage PCL	992,700	489,013
Thai Oil PCL:
(For. Reg.)	71,500	117,093
NVDR	26,800	43,889
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	42,528
NVDR	139,900	68,863
Thanachart Capital PCL:
(For. Reg.)	28,000	32,407
NVDR	25,100	29,360
Thonburi Healthcare Group PCL NVDR	39,100	69,146
TISCO Financial Group PCL:
(For. Reg.)	8,600	22,705
NVDR	38,300	101,118
TMBThanachart Bank PCL:
warrants (a)	24,971	299
warrants (a)	19,362	232
(For. Reg.)	1,936,225	73,015
NVDR	2,497,100	94,165
TOA Paint Thailand PCL NVDR	68,700	57,994
Total Access Communication PCL:
(For. Reg.)	21,300	28,570
NVDR	43,200	57,945
True Corp. PCL:
(For. Reg.)	923,800	129,483
NVDR	824,100	115,509
TTW PCL NVDR	204,600	64,716
VGI PCL:
unit	504,140	72,705
warrants 12/31/27 (a)	116,340	1,599
(For. Reg.)	192,660	27,785
warrants (For. Reg.) (a)	44,460	611
WHA Corp. PCL:
(For. Reg.)	369,000	36,013
NVDR	475,500	46,407
TOTAL THAILAND		17,384,852
Turkey - 0.1%
AG Anadolu Grubu Holding A/S	18,365	50,711
Akbank TAS	344,409	206,902
Aksa Akrilik Kimya Sanayii	12,254	38,079
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	54,640
Arcelik A/S	41,858	189,863
Aselsan A/S	60,631	100,043
Bera Holding A/S (a)	27,212	19,041
Bim Birlesik Magazalar A/S JSC	49,079	276,164
Coca-Cola Icecek Sanayi A/S	6,801	56,613
Dogan Sirketler Grubu Holding A/S	131,776	30,707
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	31,115
Enerjisa Enerji A/S (c)	38,015	36,074
Enka Insaat ve Sanayi A/S	215,711	230,555
Eregli Demir ve Celik Fabrikalari T.A.S.	149,130	337,063
Ford Otomotiv Sanayi A/S	8,189	164,847
Haci Omer Sabanci Holding A/S	153,178	206,737
Hektas Ticaret A/S (a)	31,135	46,593
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	97,934
Koc Holding A/S	118,092	319,721
Koza Altin Isletmeleri A/S (a)	5,167	59,923
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	30,585	64,391
Logo Yazilim Sanayi Ve Ticar	5,820	17,638
Migros Turk Ticaret A/S (a)	6,506	19,893
Otokar Otomotiv ve Savunma Sanayi A.S.	562	15,779
Pegasus Hava Tasimaciligi A/S (a)	6,713	60,447
Petkim Petrokimya Holding A/S (a)	147,466	94,747
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	20,490	26,095
Sok Marketler Ticaret A/S	43,806	38,412
TAV Havalimanlari Holding A/S (a)	23,832	68,792
Tekfen Holding A/S	14,772	19,549
Tofas Turk Otomobil Fabrikasi A/S	14,762	78,193
Turk Hava Yollari AO (a)	79,438	220,741
Turk Sise ve Cam Fabrikalari A/S	161,647	197,265
Turk Traktor ve Ziraat Makinalari A/S	1,037	16,447
Turkcell Iletisim Hizmet A/S	134,388	195,859
Turkiye Garanti Bankasi A/S	232,995	235,062
Turkiye Is Bankasi A/S Series C	192,723	136,674
Turkiye Petrol Rafinerileri A/S (a)	13,284	209,527
Turkiye Vakiflar Bankasi TAO (a)	75,722	22,694
Yapi ve Kredi Bankasi A/S	225,793	74,057
TOTAL TURKEY		4,365,587
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	315,201	873,592
Abu Dhabi Islamic Bank	164,682	393,653
Abu Dhabi National Oil Co. for Distribution PJSC	344,356	387,196
Aldar Properties PJSC (a)	442,079	680,020
Dubai Islamic Bank Pakistan Ltd. (a)	327,759	575,556
Emaar Properties PJSC (a)	457,892	795,347
Emirates NBD Bank PJSC (a)	284,030	1,179,254
Emirates Telecommunications Corp.	397,351	3,786,304
First Abu Dhabi Bank PJSC	504,503	3,082,193
TOTAL UNITED ARAB EMIRATES		11,753,115
United Kingdom - 9.2%
3i Group PLC	110,947	1,815,675
Abrdn PLC	247,418	580,969
Admiral Group PLC	31,596	994,556
Anglo American PLC (United Kingdom)	153,860	6,814,611
Antofagasta PLC	40,388	773,184
Ashtead Group PLC	51,233	2,649,118
Associated British Foods PLC	40,532	811,076
AstraZeneca PLC (United Kingdom)	177,020	23,621,768
Atlassian Corp. PLC (a)	16,126	3,625,609
Auto Trader Group PLC (c)	111,140	877,135
Avast PLC (c)	75,686	531,936
Aveva Group PLC	13,983	375,808
Aviva PLC	427,113	2,291,516
BAE Systems PLC	367,105	3,390,823
Barclays PLC	1,819,263	3,344,065
Barratt Developments PLC	115,818	708,580
Bellway PLC	14,702	446,533
Berkeley Group Holdings PLC	12,844	651,403
BP PLC	2,245,052	10,838,652
British American Tobacco PLC (United Kingdom)	260,938	10,936,522
British Land Co. PLC	109,581	705,857
BT Group PLC	1,001,609	2,221,155
Bunzl PLC	38,276	1,476,712
Burberry Group PLC	46,061	909,035
Centrica PLC (a)	690,642	684,281
Compass Group PLC	203,252	4,288,993
ConvaTec Group PLC (c)	181,068	478,977
Croda International PLC	16,272	1,580,443
Dechra Pharmaceuticals PLC	12,196	552,666
Derwent London PLC	12,833	486,909
Diageo PLC	266,262	13,283,502
Diploma PLC	14,959	513,076
Direct Line Insurance Group PLC	159,121	505,031
DS Smith PLC	158,436	651,056
Electrocomponents PLC	53,140	693,609
Endava PLC ADR (a)	4,370	439,622
Games Workshop Group PLC	3,724	344,164
GlaxoSmithKline PLC	572,115	12,896,946
Halma PLC	43,670	1,340,474
Hargreaves Lansdown PLC	42,109	482,078
Hikma Pharmaceuticals PLC	20,903	491,020
HomeServe PLC	33,582	412,714
Howden Joinery Group PLC	70,935	671,578
HSBC Holdings PLC (United Kingdom)	2,351,870	14,697,135
IG Group Holdings PLC	48,360	494,243
IMI PLC	31,260	526,254
Imperial Brands PLC	108,022	2,248,535
Informa PLC (a)	174,427	1,237,368
InterContinental Hotel Group PLC	21,196	1,353,147
Intermediate Capital Group PLC	33,588	642,756
Intertek Group PLC	18,326	1,141,984
ITV PLC	424,853	392,332
J Sainsbury PLC	206,519	602,572
JD Sports Fashion PLC	280,769	462,616
Johnson Matthey PLC	22,449	617,534
Kingfisher PLC	235,054	741,260
Land Securities Group PLC	86,237	808,780
Legal & General Group PLC	680,054	2,119,793
Lloyds Banking Group PLC	8,105,000	4,603,346
London Stock Exchange Group PLC	37,012	3,649,077
M&G PLC	305,374	810,752
Meggitt PLC (a)	89,215	864,932
Melrose Industries PLC	506,532	736,041
Mondi PLC	55,709	1,046,547
National Grid PLC	442,172	6,569,340
NatWest Group PLC	585,359	1,570,394
Next PLC	15,269	1,143,659
Ocado Group PLC (a)	74,073	847,147
Pearson PLC	85,931	834,373
Pennon Group PLC	30,031	417,318
Persimmon PLC	37,102	966,295
Phoenix Group Holdings PLC	99,881	756,539
Prudential PLC	313,728	3,905,427
Quilter PLC (c)	199,210	328,156
Reckitt Benckiser Group PLC	84,186	6,565,296
RELX PLC (London Stock Exchange)	226,161	6,737,445
Rentokil Initial PLC	212,170	1,457,241
Rightmove PLC	99,200	762,560
Rio Tinto PLC	121,106	8,556,886
Rolls-Royce Holdings PLC (a)	953,125	977,107
Rotork PLC	98,263	358,515
Royal Mail PLC	88,424	379,012
Sage Group PLC	127,077	1,166,134
Schroders PLC	14,407	508,570
Segro PLC	136,642	2,287,674
Severn Trent PLC	29,068	1,142,417
Shell PLC (London)	873,768	23,457,084
Smith & Nephew PLC	100,648	1,631,359
Smiths Group PLC	46,610	852,930
Spectris PLC	13,928	509,401
Spirax-Sarco Engineering PLC	8,458	1,276,274
SSE PLC	119,480	2,775,021
St. James's Place PLC	61,517	988,553
Standard Chartered PLC (United Kingdom)	291,526	1,992,965
Tate & Lyle PLC	53,140	516,500
Taylor Wimpey PLC	413,105	649,713
Tesco PLC	868,808	2,951,619
The Weir Group PLC	30,500	586,347
Travis Perkins PLC	25,490	388,784
Tritax Big Box REIT PLC	216,612	661,245
Unilever PLC	300,340	13,962,842
Unite Group PLC	44,630	631,970
United Utilities Group PLC	78,280	1,124,916
Vodafone Group PLC	3,062,608	4,636,664
Whitbread PLC	22,806	796,085
TOTAL UNITED KINGDOM		270,614,218
United States of America - 0.2%
Coca-Cola European Partners PLC	22,998	1,148,750
Farfetch Ltd. Class A (a)	36,416	407,859
Fiverr International Ltd. (a)(b)	3,523	187,600
JFrog Ltd. (a)	5,004	104,433
Kolon TissueGene, Inc. unit (a)(e)	911	5,779
Li Auto, Inc. ADR (a)	31,260	701,162
MagnaChip Semiconductor Corp. (a)	5,221	95,492
Stratasys Ltd. (a)	7,106	137,785
Tilray Brands, Inc. Class 2 (a)(b)	17,452	86,911
Yum China Holdings, Inc.	48,878	2,043,100
TOTAL UNITED STATES OF AMERICA		4,918,871
TOTAL COMMON STOCKS (Cost $2,803,924,313)		2,827,902,530

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN)	27,500	109,022
Azul SA (a)	31,100	138,203
Banco Bradesco SA (PN)	608,579	2,213,261
Banco Inter SA (c)	19,409	20,532
Bradespar SA (PN)	27,509	162,975
Braskem SA Class A	21,900	178,161
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,729	192,704
Companhia Energetica de Minas Gerais (CEMIG) (PN)	132,334	392,670
Gerdau SA	131,500	743,951
Itau Unibanco Holding SA	554,850	2,678,884
Itausa-Investimentos Itau SA (PN)	543,150	1,011,825
Metalurgica Gerdau SA (PN)	89,800	206,339
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	530,900	3,251,581
Raizen SA	144,200	201,252
TOTAL BRAZIL		11,501,360
Chile - 0.1%
Embotelladora Andina SA Class B	47,189	85,772
Sociedad Quimica y Minera de Chile SA (PN-B)	16,360	1,214,396
TOTAL CHILE		1,300,168
Colombia - 0.0%
Bancolombia SA (PN)	47,075	456,716
Grupo Aval Acciones y Valores SA	483,108	103,750
TOTAL COLOMBIA		560,466
Germany - 0.2%
Henkel AG & Co. KGaA	20,740	1,331,743
Porsche Automobil Holding SE (Germany)	17,518	1,444,883
Sartorius AG (non-vtg.)	2,831	1,061,425
Volkswagen AG	20,985	3,249,872
TOTAL GERMANY		7,087,923
Korea (South) - 0.2%
Hyundai Motor Co.	2,894	213,622
Hyundai Motor Co. Series 2	4,633	344,935
LG Chemical Ltd.	748	146,759
LG Electronics, Inc.	2,911	132,693
LG Household & Health Care Ltd.	338	132,322
Samsung Electronics Co. Ltd.	95,742	4,464,863
TOTAL KOREA (SOUTH)		5,435,194
Russia - 0.0%
AK Transneft OAO (e)	168	63,574
Sberbank of Russia (Russia) (e)	109,390	884
Surgutneftegas OJSC (e)	841,000	19,082
TOTAL RUSSIA		83,540
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,894,684)		25,968,651

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (g) (Cost $3,468,119)	3,500,000	3,457,532

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (h)	63,107,119	63,119,740
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)	7,915,483	7,916,275
TOTAL MONEY MARKET FUNDS (Cost $71,035,826)		71,036,015

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $2,908,322,942)	2,928,364,728
NET OTHER ASSETS (LIABILITIES) - 0.6%	16,990,580
NET ASSETS - 100.0%	2,945,355,308

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	578	Jun 2022	57,701,740	(1,687,513)	(1,687,513)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	498	Jun 2022	26,329,260	42,575	42,575
TME S&P/TSX 60 Index Contracts (Canada)	39	Jun 2022	7,601,759	(244,087)	(244,087)

TOTAL FUTURES CONTRACTS					(1,889,025)
The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,585,257 or 2.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,457,533.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	107,453,421	250,438,759	294,772,439	47,758	-	(1)	63,119,740	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	7,584,153	50,331,353	49,999,231	24,629	-	-	7,916,275	0.0%
Total	115,037,574	300,770,112	344,771,670	72,387	-	(1)	71,036,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	181,821,552	33,999,987	147,639,403	182,162
Consumer Discretionary	307,532,625	50,977,548	256,555,077	-
Consumer Staples	238,856,598	23,076,311	215,780,046	241
Energy	156,627,851	52,585,527	103,707,229	335,095
Financials	569,048,022	143,563,620	425,473,601	10,801
Health Care	268,066,684	12,483,626	255,384,527	198,531
Industrials	370,492,150	43,196,337	327,295,813	-
Information Technology	328,191,410	28,647,649	299,543,761	-
Materials	256,611,854	57,424,920	199,055,087	131,847
Real Estate	83,133,681	7,347,327	75,551,636	234,718
Utilities	93,488,754	15,882,062	77,606,692	-

Government Obligations	3,457,532	-	3,457,532	-

Money Market Funds	71,036,015	71,036,015	-	-
Total Investments in Securities:	2,928,364,728	540,220,929	2,387,050,404	1,093,395
Derivative Instruments:

Assets
Futures Contracts	42,575	42,575	-	-
Total Assets	42,575	42,575	-	-

Liabilities
Futures Contracts	(1,931,600)	(1,931,600)	-	-
Total Liabilities	(1,931,600)	(1,931,600)	-	-
Total Derivative Instruments:	(1,889,025)	(1,889,025)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	42,575	(1,931,600)
Total Equity Risk	42,575	(1,931,600)
Total Value of Derivatives	42,575	(1,931,600)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® International Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,533,863) - See accompanying schedule:	$2,857,328,713
Unaffiliated issuers (cost $2,837,287,116)
Fidelity Central Funds (cost $71,035,826)	71,036,015

Total Investment in Securities (cost $2,908,322,942)		$2,928,364,728
Segregated cash with brokers for derivative instruments		1,344,022
Foreign currency held at value (cost $12,378,946)		12,146,055
Receivable for fund shares sold		2,332,868
Dividends receivable		10,057,725
Reclaims receivable		4,178,139
Distributions receivable from Fidelity Central Funds		22,703
Other receivables		5,141
Total assets		2,958,451,381
Liabilities
Payable to custodian bank	3,061
Payable for investments purchased on a delayed delivery basis	47,347
Payable for fund shares redeemed	1,749,086
Payable for daily variation margin on futures contracts	782,654
Deferred taxes	2,597,553
Collateral on securities loaned	7,916,372
Total Liabilities		13,096,073
Net Assets		$2,945,355,308
Net Assets consist of:
Paid in capital		$2,975,394,783
Total accumulated earnings (loss)		(30,039,475)
Net Assets		$2,945,355,308
Net Asset Value , offering price and redemption price per share ($2,945,355,308 ÷ 280,202,699 shares)		$10.51

Statement of Operations
		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$42,128,367
Non-Cash dividends		3,404,219
Interest		5,718
Income from Fidelity Central Funds (including $24,629 from security lending)		72,387
Income before foreign taxes withheld		45,610,691
Less foreign taxes withheld		(4,287,477)
Total Income		41,323,214
Expenses
Independent trustees' fees and expenses	5,281
Total Expenses		5,281
Net Investment income (loss)		41,317,933
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $191,427)	(28,151,863)
Foreign currency transactions	(580,539)
Futures contracts	(17,963,929)
Total net realized gain (loss)		(46,696,331)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $768,427)	(423,826,149)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(884,973)
Futures contracts	(2,363,194)
Total change in net unrealized appreciation (depreciation)		(427,074,317)
Net gain (loss)		(473,770,648)
Net increase (decrease) in net assets resulting from operations		$(432,452,715)

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,317,933	$65,285,046
Net realized gain (loss)	(46,696,331)	7,681,966
Change in net unrealized appreciation (depreciation)	(427,074,317)	463,909,943
Net increase (decrease) in net assets resulting from operations	(432,452,715)	536,876,955
Distributions to shareholders	(81,189,445)	(32,771,369)
Share transactions
Proceeds from sales of shares	531,615,433	1,320,104,853
Reinvestment of distributions	73,597,486	30,440,745
Cost of shares redeemed	(285,311,657)	(366,571,959)
Net increase (decrease) in net assets resulting from share transactions	319,901,262	983,973,639
Total increase (decrease) in net assets	(193,740,898)	1,488,079,225

Net Assets
Beginning of period	3,139,096,206	1,651,016,981
End of period	$2,945,355,308	$3,139,096,206

Other Information
Shares
Sold	45,489,081	110,254,438
Issued in reinvestment of distributions	6,356,146	2,735,017
Redeemed	(24,755,164)	(30,579,373)
Net increase (decrease)	27,090,063	82,410,082

Fidelity ZERO® International Index Fund

	Six months ended (Unaudited) April 30, 2022	Years ended October 31, 2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$9.67	$10.14	$9.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.30	.23	.32	.06
Net realized and unrealized gain (loss)	(1.73)	2.62	(.45)	.75	(.93)
Total from investment operations	(1.58)	2.92	(.22)	1.07	(.87)
Distributions from net investment income	(.31)	(.19)	(.25)	(.06)	-
Total distributions	(.31)	(.19)	(.25)	(.06)	-
Net asset value, end of period	$10.51	$12.40	$9.67	$10.14	$9.13
Total Return D,E	(12.95)%	30.39%	(2.34)%	11.79%	(8.70)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-% I
Net investment income (loss)	2.63% I	2.50%	2.39%	3.34%	2.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,945,355	$3,139,096	$1,651,017	$1,260,503	$393,972
Portfolio turnover rate J	8% I	8%	8%	4%	-% K,L

A For the period August 2, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Amount represents less than 1%.

Fidelity ZERO® Large Cap Index Fund
Investment Summary April 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.8
Microsoft Corp.	5.8
Amazon.com, Inc.	3.0
Tesla, Inc.	2.0
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.8
Berkshire Hathaway, Inc. Class B	1.6
UnitedHealth Group, Inc.	1.3
Johnson & Johnson	1.3
NVIDIA Corp.	1.3
26.8

Market Sectors (% of Fund's net assets)

Information Technology	28.3
Health Care	14.1
Consumer Discretionary	11.1
Financials	10.8
Communication Services	8.6
Industrials	7.7
Consumer Staples	6.6
Energy	4.2
Real Estate	2.8
Utilities	2.8
Materials	2.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.2%

Fidelity ZERO® Large Cap Index Fund
Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,047,071	19,747,759
Verizon Communications, Inc.	615,541	28,499,548
		48,247,307
Entertainment - 1.2%
Activision Blizzard, Inc.	114,231	8,635,864
Electronic Arts, Inc.	41,233	4,867,556
Netflix, Inc. (a)	65,096	12,391,675
Roku, Inc. Class A (a)	17,287	1,605,962
Take-Two Interactive Software, Inc. (a)	16,926	2,022,826
The Walt Disney Co. (a)	266,950	29,799,629
Warner Bros Discovery, Inc. (a)	297,824	5,405,506
		64,729,018
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (a)	44,094	100,630,886
Class C (a)	40,731	93,654,010
Match Group, Inc. (a)	41,530	3,287,100
Meta Platforms, Inc. Class A (a)	338,570	67,873,128
Pinterest, Inc. Class A (a)	83,707	1,717,668
Snap, Inc. Class A (a)	158,672	4,515,805
Twitter, Inc. (a)	117,240	5,747,105
Zoominfo Technologies, Inc. (a)	44,422	2,105,603
		279,531,305
Media - 1.0%
Charter Communications, Inc. Class A (a)	17,476	7,488,291
Comcast Corp. Class A	663,312	26,373,285
Fox Corp.:
Class A	46,636	1,671,434
Class B	20,821	692,090
Interpublic Group of Companies, Inc.	57,611	1,879,271
Liberty Broadband Corp.:
Class A (a)	3,526	379,609
Class C (a)	20,643	2,308,300
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	1,827	47,995
Liberty Braves Class C (a)	5,161	129,593
Liberty Formula One Group Series C (a)	29,078	1,812,432
Liberty Media Class A (a)(b)	4,198	241,049
Liberty SiriusXM Series A (a)	11,644	487,069
Liberty SiriusXM Series C (a)	23,133	968,810
Omnicom Group, Inc.	30,680	2,335,668
Paramount Global:
Class A (b)	3,661	115,505
Class B	86,423	2,516,638
		49,447,039
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	86,088	10,600,876
TOTAL COMMUNICATION SERVICES		452,555,545
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.1%
Aptiv PLC (a)	39,662	4,220,037
Automobiles - 2.4%
Ford Motor Co.	576,737	8,166,596
General Motors Co. (a)	213,046	8,076,574
Lucid Group, Inc. Class A (a)(b)	82,069	1,483,808
Tesla, Inc. (a)	122,747	106,883,178
		124,610,156
Distributors - 0.1%
Genuine Parts Co.	20,887	2,716,354
Pool Corp.	5,877	2,381,478
		5,097,832
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	50,851	7,790,882
Booking Holdings, Inc. (a)	6,021	13,308,277
Caesars Entertainment, Inc. (a)	31,355	2,078,209
Carnival Corp. (a)(b)	118,704	2,053,579
Chipotle Mexican Grill, Inc. (a)	4,125	6,004,391
Darden Restaurants, Inc.	18,723	2,466,381
Domino's Pizza, Inc.	5,341	1,805,258
Expedia, Inc. (a)	22,026	3,849,044
Hilton Worldwide Holdings, Inc.	40,864	6,345,771
Las Vegas Sands Corp. (a)	50,504	1,789,357
Marriott International, Inc. Class A	40,110	7,120,327
McDonald's Corp.	109,567	27,299,714
MGM Resorts International	55,212	2,265,900
Royal Caribbean Cruises Ltd. (a)	32,876	2,555,451
Starbucks Corp.	168,656	12,588,484
Yum! Brands, Inc.	42,371	4,957,831
		104,278,856
Household Durables - 0.2%
D.R. Horton, Inc.	47,276	3,289,937
Garmin Ltd.	22,273	2,444,239
Lennar Corp.:
Class A	38,390	2,936,451
Class B	2,174	141,745
NVR, Inc. (a)	480	2,100,581
		10,912,953
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	64,165	159,490,449
Doordash, Inc. (a)	23,704	1,930,217
eBay, Inc.	91,788	4,765,633
Etsy, Inc. (a)	18,600	1,733,334
		167,919,633
Leisure Products - 0.0%
Hasbro, Inc.	19,007	1,673,756
Multiline Retail - 0.5%
Dollar General Corp.	33,975	8,070,082
Dollar Tree, Inc. (a)	32,985	5,358,413
Target Corp.	70,253	16,063,348
		29,491,843
Specialty Retail - 2.0%
AutoZone, Inc. (a)	3,026	5,917,252
Best Buy Co., Inc.	31,744	2,854,738
Burlington Stores, Inc. (a)	9,792	1,993,260
CarMax, Inc. (a)	23,674	2,030,756
Lowe's Companies, Inc.	98,789	19,533,549
O'Reilly Automotive, Inc. (a)	9,879	5,992,107
Ross Stores, Inc.	51,808	5,168,884
The Home Depot, Inc.	153,114	45,995,446
TJX Companies, Inc.	174,906	10,718,240
Tractor Supply Co.	16,692	3,362,603
Ulta Beauty, Inc. (a)	7,935	3,148,608
		106,715,443
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	17,251	6,117,722
NIKE, Inc. Class B	187,136	23,335,859
VF Corp.	47,381	2,463,812
		31,917,393
TOTAL CONSUMER DISCRETIONARY		586,837,902
CONSUMER STAPLES - 6.6%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	26,747	1,803,818
Constellation Brands, Inc. Class A (sub. vtg.)	24,097	5,930,031
Keurig Dr. Pepper, Inc.	108,113	4,043,426
Monster Beverage Corp. (a)	55,084	4,719,597
PepsiCo, Inc.	202,856	34,832,404
The Coca-Cola Co.	570,023	36,829,186
		88,158,462
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	65,019	34,571,903
Kroger Co.	98,105	5,293,746
Sysco Corp.	74,406	6,360,225
Walgreens Boots Alliance, Inc.	105,055	4,454,332
Walmart, Inc.	207,433	31,735,175
		82,415,381
Food Products - 1.0%
Archer Daniels Midland Co.	82,045	7,347,950
Conagra Brands, Inc.	70,336	2,456,836
General Mills, Inc.	88,448	6,255,927
Hormel Foods Corp.	41,370	2,167,374
Kellogg Co.	37,515	2,569,778
McCormick & Co., Inc. (non-vtg.)	36,619	3,682,773
Mondelez International, Inc.	203,571	13,126,258
The Hershey Co.	21,318	4,812,965
The J.M. Smucker Co.	15,889	2,175,681
The Kraft Heinz Co.	104,099	4,437,740
Tyson Foods, Inc. Class A	42,882	3,994,887
		53,028,169
Household Products - 1.5%
Church & Dwight Co., Inc.	35,483	3,461,721
Colgate-Palmolive Co.	123,587	9,522,378
Kimberly-Clark Corp.	49,386	6,856,258
Procter & Gamble Co.	351,479	56,429,953
The Clorox Co.	18,042	2,588,486
		78,858,796
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	34,077	8,998,373
Tobacco - 0.7%
Altria Group, Inc.	267,327	14,855,361
Philip Morris International, Inc.	227,248	22,724,800
		37,580,161
TOTAL CONSUMER STAPLES		349,039,342
ENERGY - 4.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	132,791	4,119,177
Halliburton Co.	131,750	4,692,935
Schlumberger Ltd.	205,772	8,027,166
		16,839,278
Oil, Gas & Consumable Fuels - 3.9%
Cheniere Energy, Inc.	34,579	4,696,174
Chevron Corp.	282,651	44,282,932
ConocoPhillips Co.	190,942	18,238,780
Coterra Energy, Inc.	119,288	3,434,302
Devon Energy Corp.	92,315	5,369,964
Diamondback Energy, Inc.	24,969	3,151,837
EOG Resources, Inc.	85,788	10,016,607
Exxon Mobil Corp.	620,757	52,919,534
Hess Corp.	40,417	4,165,780
Kinder Morgan, Inc.	285,925	5,189,539
Marathon Oil Corp.	114,219	2,846,337
Marathon Petroleum Corp.	84,897	7,408,112
Occidental Petroleum Corp.	130,098	7,167,099
ONEOK, Inc.	65,379	4,140,452
Ovintiv, Inc.	38,276	1,959,348
Phillips 66 Co.	68,598	5,951,562
Pioneer Natural Resources Co.	33,290	7,738,926
Targa Resources Corp.	33,570	2,464,374
The Williams Companies, Inc.	178,164	6,109,244
Valero Energy Corp.	59,946	6,682,780
		203,933,683
TOTAL ENERGY		220,772,961
FINANCIALS - 10.8%
Banks - 3.5%
Bank of America Corp.	1,042,290	37,188,907
Citigroup, Inc.	290,970	14,027,664
Citizens Financial Group, Inc.	62,478	2,461,633
Fifth Third Bancorp	100,243	3,762,120
First Republic Bank	26,282	3,921,800
Huntington Bancshares, Inc.	210,788	2,771,862
JPMorgan Chase & Co.	433,323	51,721,433
KeyCorp	136,165	2,629,346
M&T Bank Corp.	18,870	3,144,497
PNC Financial Services Group, Inc.	61,582	10,228,770
Regions Financial Corp.	138,110	2,861,639
Signature Bank	9,207	2,230,396
SVB Financial Group (a)	8,614	4,200,531
Truist Financial Corp.	195,726	9,463,352
U.S. Bancorp	198,010	9,615,366
Wells Fargo & Co.	569,761	24,858,672
		185,087,988
Capital Markets - 3.0%
Ameriprise Financial, Inc.	16,259	4,316,602
Bank of New York Mellon Corp.	108,467	4,562,122
BlackRock, Inc. Class A	20,905	13,058,935
Blackstone, Inc.	103,273	10,489,439
Charles Schwab Corp.	220,430	14,621,122
CME Group, Inc.	52,696	11,558,341
FactSet Research Systems, Inc.	5,546	2,237,756
Goldman Sachs Group, Inc.	49,774	15,205,459
Intercontinental Exchange, Inc.	82,379	9,540,312
KKR & Co. LP	85,769	4,371,646
MarketAxess Holdings, Inc.	5,587	1,472,789
Moody's Corp.	23,714	7,505,007
Morgan Stanley	207,857	16,751,196
MSCI, Inc.	11,915	5,019,194
NASDAQ, Inc.	17,161	2,700,627
Northern Trust Corp.	30,480	3,140,964
Raymond James Financial, Inc.	27,429	2,673,230
S&P Global, Inc.	51,933	19,552,775
State Street Corp.	53,656	3,593,342
T. Rowe Price Group, Inc.	33,602	4,134,390
		156,505,248
Consumer Finance - 0.6%
Ally Financial, Inc.	49,482	1,977,301
American Express Co.	90,188	15,756,745
Capital One Financial Corp.	60,692	7,563,437
Discover Financial Services	42,230	4,749,186
Synchrony Financial	76,435	2,813,572
		32,860,241
Diversified Financial Services - 1.7%
Apollo Global Management, Inc. (b)	54,409	2,707,392
Berkshire Hathaway, Inc. Class B (a)	268,531	86,689,863
		89,397,255
Insurance - 2.0%
AFLAC, Inc.	87,970	5,038,922
Allstate Corp.	41,142	5,206,109
American International Group, Inc.	121,742	7,123,124
Aon PLC	31,495	9,070,245
Arch Capital Group Ltd. (a)	56,616	2,585,653
Arthur J. Gallagher & Co.	30,565	5,149,897
Chubb Ltd.	63,160	13,039,382
Cincinnati Financial Corp.	21,973	2,695,208
Fidelity National Financial, Inc.	41,704	1,660,653
Hartford Financial Services Group, Inc.	49,102	3,433,703
Markel Corp. (a)	1,999	2,705,207
Marsh & McLennan Companies, Inc.	74,033	11,971,136
MetLife, Inc.	102,887	6,757,618
Principal Financial Group, Inc.	35,663	2,430,077
Progressive Corp.	85,688	9,199,464
Prudential Financial, Inc.	55,426	6,014,275
The Travelers Companies, Inc.	35,366	6,049,708
Willis Towers Watson PLC	17,896	3,845,135
		103,975,516
TOTAL FINANCIALS		567,826,248
HEALTH CARE - 14.1%
Biotechnology - 2.2%
AbbVie, Inc.	259,217	38,073,793
Alnylam Pharmaceuticals, Inc. (a)	17,624	2,351,570
Amgen, Inc.	82,589	19,258,929
Biogen, Inc. (a)	21,536	4,467,428
BioMarin Pharmaceutical, Inc. (a)	26,931	2,190,837
Exact Sciences Corp. (a)(b)	25,489	1,403,169
Gilead Sciences, Inc.	183,921	10,913,872
Horizon Therapeutics PLC (a)	33,267	3,278,796
Incyte Corp. (a)	27,577	2,067,172
Moderna, Inc. (a)	51,721	6,951,820
Regeneron Pharmaceuticals, Inc. (a)	15,647	10,313,094
Seagen, Inc. (a)	19,654	2,574,871
Vertex Pharmaceuticals, Inc. (a)	37,327	10,198,483
		114,043,834
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	259,281	29,428,394
Abiomed, Inc. (a)	6,683	1,915,214
Align Technology, Inc. (a)	10,751	3,116,822
Baxter International, Inc.	73,410	5,216,515
Becton, Dickinson & Co.	41,755	10,321,418
Boston Scientific Corp. (a)	208,939	8,798,421
DexCom, Inc. (a)	14,211	5,806,330
Edwards Lifesciences Corp. (a)	91,544	9,683,524
Embecta Corp. (a)	8,320	253,178
Hologic, Inc. (a)	36,654	2,638,721
IDEXX Laboratories, Inc. (a)	12,432	5,351,727
Insulet Corp. (a)(b)	10,112	2,416,667
Intuitive Surgical, Inc. (a)	52,454	12,552,242
Medtronic PLC	197,150	20,574,574
ResMed, Inc.	21,440	4,287,357
STERIS PLC	14,680	3,289,054
Stryker Corp.	49,228	11,876,747
Teleflex, Inc.	6,875	1,963,638
The Cooper Companies, Inc.	7,227	2,609,236
Zimmer Biomet Holdings, Inc.	30,630	3,698,573
		145,798,352
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	22,078	3,340,181
Anthem, Inc.	35,588	17,862,685
Cardinal Health, Inc.	40,663	2,360,487
Centene Corp. (a)	85,552	6,891,214
Cigna Corp.	47,352	11,685,527
CVS Health Corp.	192,447	18,499,930
HCA Holdings, Inc.	35,114	7,533,709
Humana, Inc.	18,846	8,378,178
Laboratory Corp. of America Holdings	13,649	3,279,582
McKesson Corp.	21,963	6,799,964
Molina Healthcare, Inc. (a)	8,561	2,683,445
Quest Diagnostics, Inc.	17,477	2,339,122
UnitedHealth Group, Inc.	138,101	70,231,264
		161,885,288
Health Care Technology - 0.1%
Cerner Corp.	43,142	4,039,817
Teladoc Health, Inc. (a)(b)	23,467	792,246
Veeva Systems, Inc. Class A (a)	20,381	3,708,323
		8,540,386
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	44,037	5,252,293
Avantor, Inc. (a)	89,350	2,848,478
Bio-Techne Corp.	5,760	2,187,014
Charles River Laboratories International, Inc. (a)	7,407	1,788,865
Danaher Corp.	93,306	23,431,936
Illumina, Inc. (a)	22,917	6,798,328
IQVIA Holdings, Inc. (a)	28,011	6,106,118
Mettler-Toledo International, Inc. (a)	3,370	4,305,276
PerkinElmer, Inc.	18,501	2,712,432
Thermo Fisher Scientific, Inc.	57,779	31,947,165
Waters Corp. (a)	8,948	2,711,423
West Pharmaceutical Services, Inc.	10,861	3,421,867
		93,511,195
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	319,605	24,056,668
Catalent, Inc. (a)	26,303	2,382,000
Elanco Animal Health, Inc. (a)	69,215	1,751,832
Eli Lilly & Co.	116,417	34,008,898
Johnson & Johnson	386,011	69,659,545
Merck & Co., Inc.	370,373	32,848,381
Pfizer, Inc.	822,996	40,384,414
Viatris, Inc.	177,506	1,833,637
Zoetis, Inc. Class A	69,370	12,295,833
		219,221,208
TOTAL HEALTH CARE		743,000,263
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.5%
General Dynamics Corp.	33,794	7,993,295
HEICO Corp. (b)	6,233	880,287
HEICO Corp. Class A	10,966	1,279,074
L3Harris Technologies, Inc.	28,770	6,682,120
Lockheed Martin Corp.	35,538	15,356,681
Northrop Grumman Corp.	21,515	9,453,691
Raytheon Technologies Corp.	218,813	20,767,542
Textron, Inc.	32,393	2,243,215
The Boeing Co. (a)	80,350	11,959,294
TransDigm Group, Inc. (a)	7,725	4,594,907
		81,210,106
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	19,040	2,021,096
Expeditors International of Washington, Inc.	24,838	2,460,701
FedEx Corp.	35,742	7,103,365
United Parcel Service, Inc. Class B	106,914	19,242,382
		30,827,544
Airlines - 0.2%
Delta Air Lines, Inc. (a)	93,833	4,037,634
Southwest Airlines Co. (a)	86,844	4,057,352
United Airlines Holdings, Inc. (a)	47,475	2,397,488
		10,492,474
Building Products - 0.3%
Carrier Global Corp.	125,442	4,800,665
Johnson Controls International PLC	103,029	6,168,346
Masco Corp.	35,115	1,850,209
Trane Technologies PLC	34,244	4,790,393
		17,609,613
Commercial Services & Supplies - 0.4%
Cintas Corp.	12,929	5,136,175
Copart, Inc. (a)	31,296	3,556,790
Republic Services, Inc.	30,626	4,112,153
Waste Management, Inc.	56,433	9,279,843
		22,084,961
Construction & Engineering - 0.1%
Quanta Services, Inc.	20,906	2,424,678
Electrical Equipment - 0.5%
AMETEK, Inc.	33,915	4,282,108
Eaton Corp. PLC	58,443	8,475,404
Emerson Electric Co.	87,093	7,854,047
Generac Holdings, Inc. (a)	9,249	2,029,046
Plug Power, Inc. (a)(b)	76,155	1,600,778
Rockwell Automation, Inc.	17,036	4,304,486
		28,545,869
Industrial Conglomerates - 1.0%
3M Co.	83,738	12,076,694
General Electric Co.	161,187	12,016,491
Honeywell International, Inc.	100,559	19,459,172
Roper Technologies, Inc.	15,467	7,268,253
		50,820,610
Machinery - 1.5%
Caterpillar, Inc.	79,318	16,699,612
Cummins, Inc.	20,883	3,950,855
Deere & Co.	41,123	15,525,989
Dover Corp.	21,110	2,813,963
Fortive Corp.	52,575	3,023,063
IDEX Corp.	11,151	2,116,683
Illinois Tool Works, Inc.	41,884	8,255,755
Ingersoll Rand, Inc.	59,757	2,626,918
Otis Worldwide Corp.	62,313	4,538,879
PACCAR, Inc.	50,926	4,229,404
Parker Hannifin Corp.	18,839	5,101,978
Stanley Black & Decker, Inc.	23,905	2,872,186
Westinghouse Air Brake Tech Co.	27,392	2,462,815
Xylem, Inc.	26,439	2,128,340
		76,346,440
Professional Services - 0.4%
CoStar Group, Inc. (a)	57,920	3,684,870
Equifax, Inc.	17,888	3,640,566
Jacobs Engineering Group, Inc.	18,947	2,625,107
Leidos Holdings, Inc.	20,578	2,130,029
TransUnion Holding Co., Inc.	28,090	2,458,437
Verisk Analytics, Inc.	23,631	4,821,906
		19,360,915
Road & Rail - 1.0%
CSX Corp.	325,212	11,167,780
Norfolk Southern Corp.	35,157	9,066,287
Old Dominion Freight Lines, Inc.	13,663	3,827,280
Uber Technologies, Inc. (a)	244,639	7,701,236
Union Pacific Corp.	93,386	21,879,406
		53,641,989
Trading Companies & Distributors - 0.2%
Fastenal Co.	84,391	4,667,666
United Rentals, Inc. (a)	10,618	3,360,809
W.W. Grainger, Inc.	6,346	3,173,190
		11,201,665
TOTAL INDUSTRIALS		404,566,864
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	32,888	3,800,866
Cisco Systems, Inc.	618,413	30,289,869
F5, Inc. (a)	8,903	1,490,451
Motorola Solutions, Inc.	24,763	5,291,605
		40,872,791
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	87,810	6,278,415
CDW Corp.	19,917	3,250,056
Corning, Inc.	109,527	3,854,255
Keysight Technologies, Inc. (a)	26,834	3,764,005
TE Connectivity Ltd.	47,734	5,956,249
Teledyne Technologies, Inc. (a)	6,841	2,952,234
Trimble, Inc. (a)	36,797	2,454,360
Zebra Technologies Corp. Class A (a)	7,782	2,876,694
		31,386,268
IT Services - 4.8%
Accenture PLC Class A	92,667	27,833,460
Akamai Technologies, Inc. (a)	23,821	2,674,622
Automatic Data Processing, Inc.	61,590	13,437,706
Block, Inc. Class A (a)	73,476	7,313,801
Broadridge Financial Solutions, Inc.	17,120	2,467,506
Cloudflare, Inc. (a)(b)	40,717	3,507,362
Cognizant Technology Solutions Corp. Class A	77,009	6,230,028
EPAM Systems, Inc. (a)	8,318	2,204,187
Fidelity National Information Services, Inc.	89,285	8,852,608
Fiserv, Inc. (a)	87,125	8,531,280
FleetCor Technologies, Inc. (a)	11,905	2,970,536
Gartner, Inc. (a)	12,063	3,504,905
Global Payments, Inc.	41,750	5,718,915
GoDaddy, Inc. (a)	24,470	1,977,421
IBM Corp.	131,496	17,385,086
Jack Henry & Associates, Inc.	10,702	2,028,885
MasterCard, Inc. Class A	126,548	45,985,012
MongoDB, Inc. Class A (a)(b)	9,787	3,473,700
Okta, Inc. (a)	21,776	2,598,095
Paychex, Inc.	47,076	5,965,941
PayPal Holdings, Inc. (a)	170,817	15,019,939
Snowflake, Inc. (a)	34,581	5,928,567
Twilio, Inc. Class A (a)	24,695	2,761,395
VeriSign, Inc. (a)	14,168	2,531,680
Visa, Inc. Class A	243,169	51,826,609
		252,729,246
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (a)	239,703	20,499,401
Analog Devices, Inc.	77,026	11,891,274
Applied Materials, Inc.	130,200	14,367,570
Broadcom, Inc.	60,539	33,562,216
Enphase Energy, Inc. (a)	19,638	3,169,573
Entegris, Inc.	19,867	2,212,985
Intel Corp.	597,066	26,026,107
KLA Corp.	22,097	7,054,688
Lam Research Corp.	20,453	9,526,189
Marvell Technology, Inc.	123,721	7,185,716
Microchip Technology, Inc.	81,517	5,314,908
Micron Technology, Inc.	164,186	11,195,843
Monolithic Power Systems, Inc.	6,352	2,491,508
NVIDIA Corp.	366,566	67,986,996
NXP Semiconductors NV	38,992	6,663,733
onsemi (a)	63,211	3,293,925
Qorvo, Inc. (a)	15,890	1,807,964
Qualcomm, Inc.	165,247	23,083,353
Skyworks Solutions, Inc.	24,053	2,725,205
SolarEdge Technologies, Inc. (a)	7,708	1,930,160
Teradyne, Inc.	23,898	2,520,283
Texas Instruments, Inc.	135,418	23,054,915
Wolfspeed, Inc. (a)(b)	18,098	1,659,768
		289,224,280
Software - 9.5%
Adobe, Inc. (a)	69,163	27,385,090
ANSYS, Inc. (a)	12,798	3,528,281
Autodesk, Inc. (a)	32,251	6,104,469
Bill.Com Holdings, Inc. (a)(b)	13,536	2,310,731
Cadence Design Systems, Inc. (a)	40,633	6,129,488
Citrix Systems, Inc.	18,316	1,833,432
Crowdstrike Holdings, Inc. (a)	30,528	6,067,745
Datadog, Inc. Class A (a)	37,710	4,554,614
DocuSign, Inc. (a)	29,010	2,349,810
Fair Isaac Corp. (a)(b)	3,853	1,439,134
Fortinet, Inc. (a)	19,897	5,750,432
HubSpot, Inc. (a)	6,581	2,497,029
Intuit, Inc.	41,519	17,386,081
Microsoft Corp.	1,099,242	305,061,640
NortonLifeLock, Inc.	85,335	2,136,788
Oracle Corp.	231,019	16,956,795
Palantir Technologies, Inc. (a)	234,934	2,443,314
Palo Alto Networks, Inc. (a)(b)	14,467	8,120,038
Paycom Software, Inc. (a)	7,067	1,989,148
Salesforce.com, Inc. (a)	144,423	25,409,783
ServiceNow, Inc. (a)	29,324	14,019,804
Splunk, Inc. (a)	23,281	2,840,748
SS&C Technologies Holdings, Inc.	32,427	2,096,730
Synopsys, Inc. (a)	22,495	6,451,341
The Trade Desk, Inc. (a)	63,938	3,767,227
Tyler Technologies, Inc. (a)	6,006	2,370,628
Unity Software, Inc. (a)(b)	24,003	1,594,039
VMware, Inc. Class A	29,584	3,196,255
Workday, Inc. Class A (a)	28,296	5,848,783
Zendesk, Inc. (a)(b)	17,792	2,171,336
Zoom Video Communications, Inc. Class A (a)	31,995	3,185,742
Zscaler, Inc. (a)	11,706	2,373,274
		499,369,749
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	2,273,223	358,373,589
Dell Technologies, Inc.	42,564	2,000,934
Hewlett Packard Enterprise Co.	189,654	2,922,568
HP, Inc.	158,740	5,814,646
NetApp, Inc.	32,620	2,389,415
Seagate Technology Holdings PLC	29,578	2,426,579
Western Digital Corp. (a)	45,979	2,440,106
		376,367,837
TOTAL INFORMATION TECHNOLOGY		1,489,950,171
MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	32,509	7,609,382
Albemarle Corp. U.S.	17,159	3,308,770
Celanese Corp. Class A	15,869	2,331,791
CF Industries Holdings, Inc.	31,446	3,044,916
Corteva, Inc.	106,601	6,149,812
Dow, Inc.	107,883	7,174,220
DuPont de Nemours, Inc.	75,201	4,958,002
Eastman Chemical Co.	18,872	1,937,588
Ecolab, Inc.	36,555	6,190,224
FMC Corp.	18,584	2,463,123
International Flavors & Fragrances, Inc.	37,321	4,527,037
Linde PLC	75,154	23,445,042
LyondellBasell Industries NV Class A	38,548	4,087,244
PPG Industries, Inc.	34,807	4,454,948
Sherwin-Williams Co.	35,370	9,725,335
The Mosaic Co.	54,310	3,390,030
		94,797,464
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9,146	3,239,696
Vulcan Materials Co.	19,456	3,352,074
		6,591,770
Containers & Packaging - 0.3%
Amcor PLC	221,988	2,632,778
Avery Dennison Corp.	12,148	2,193,929
Ball Corp.	47,490	3,854,288
International Paper Co.	56,789	2,628,195
Packaging Corp. of America	13,929	2,244,937
		13,554,127
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	215,254	8,728,550
Newmont Corp.	116,926	8,518,059
Nucor Corp.	39,883	6,173,091
		23,419,700
TOTAL MATERIALS		138,363,061
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	21,339	3,887,112
American Tower Corp.	66,776	16,094,352
AvalonBay Communities, Inc.	20,490	4,661,065
Boston Properties, Inc.	20,841	2,450,902
Crown Castle International Corp.	63,373	11,737,313
Digital Realty Trust, Inc.	41,611	6,080,199
Duke Realty Corp.	55,839	3,057,185
Equinix, Inc.	13,202	9,493,294
Equity Residential (SBI)	50,104	4,083,476
Essex Property Trust, Inc.	9,566	3,149,797
Extra Space Storage, Inc.	19,632	3,730,080
Healthpeak Properties, Inc.	79,064	2,594,090
Host Hotels & Resorts, Inc.	104,546	2,127,511
Invitation Homes, Inc.	87,497	3,484,131
Mid-America Apartment Communities, Inc.	16,909	3,325,662
Prologis (REIT), Inc.	108,505	17,392,266
Public Storage	22,369	8,310,084
Realty Income Corp.	82,960	5,754,106
SBA Communications Corp. Class A	15,950	5,536,405
Simon Property Group, Inc.	48,181	5,685,358
Sun Communities, Inc.	17,002	2,985,041
UDR, Inc.	43,869	2,334,269
Ventas, Inc.	58,556	3,252,786
VICI Properties, Inc.	92,209	2,748,750
Welltower, Inc.	63,822	5,795,676
Weyerhaeuser Co.	109,573	4,516,599
WP Carey, Inc.	27,958	2,258,168
		146,525,677
Real Estate Management & Development - 0.0%
CBRE Group, Inc.	49,066	4,074,441
TOTAL REAL ESTATE		150,600,118
UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	36,702	2,158,445
American Electric Power Co., Inc.	73,849	7,319,174
Constellation Energy Corp.	47,872	2,834,501
Duke Energy Corp.	112,792	12,425,167
Edison International	55,703	3,831,809
Entergy Corp.	29,468	3,502,272
Evergy, Inc.	33,620	2,281,117
Eversource Energy	50,410	4,405,834
Exelon Corp.	143,622	6,718,637
FirstEnergy Corp.	83,597	3,620,586
NextEra Energy, Inc.	287,699	20,432,383
PG&E Corp. (a)	221,230	2,798,560
PPL Corp.	110,064	3,115,912
Southern Co.	155,396	11,404,512
Xcel Energy, Inc.	78,985	5,786,441
		92,635,350
Gas Utilities - 0.0%
Atmos Energy Corp.	19,890	2,255,526
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	97,724	1,995,524
Multi-Utilities - 0.9%
Ameren Corp.	37,783	3,510,041
CenterPoint Energy, Inc.	92,200	2,822,242
CMS Energy Corp.	42,483	2,918,157
Consolidated Edison, Inc.	51,870	4,810,424
Dominion Energy, Inc.	118,770	9,696,383
DTE Energy Co.	28,409	3,722,715
Public Service Enterprise Group, Inc.	74,146	5,165,010
Sempra Energy	46,824	7,555,521
WEC Energy Group, Inc.	46,252	4,627,513
		44,828,006
Water Utilities - 0.1%
American Water Works Co., Inc.	26,617	4,101,147
TOTAL UTILITIES		145,815,553
TOTAL COMMON STOCKS (Cost $4,523,698,904)		5,249,328,028

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $792,713)	800,000	790,293

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (e)	9,202,729	9,204,569
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	33,419,551	33,422,893
TOTAL MONEY MARKET FUNDS (Cost $42,627,440)		42,627,462

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,567,119,057)	5,292,745,783
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(21,991,452)
NET ASSETS - 100.0%	5,270,754,331

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	88	Jun 2022	18,161,000	(226,031)	(226,031)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $790,293.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	28,909,280	595,202,917	614,907,627	15,087	-	(1)	9,204,569	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	18,515,269	270,893,287	255,985,663	14,612	-	-	33,422,893	0.1%
Total	47,424,549	866,096,204	870,893,290	29,699	-	(1)	42,627,462

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	452,555,545	452,555,545	-	-
Consumer Discretionary	586,837,902	586,837,902	-	-
Consumer Staples	349,039,342	349,039,342	-	-
Energy	220,772,961	220,772,961	-	-
Financials	567,826,248	567,826,248	-	-
Health Care	743,000,263	743,000,263	-	-
Industrials	404,566,864	404,566,864	-	-
Information Technology	1,489,950,171	1,489,950,171	-	-
Materials	138,363,061	138,363,061	-	-
Real Estate	150,600,118	150,600,118	-	-
Utilities	145,815,553	145,815,553	-	-

U.S. Government and Government Agency Obligations	790,293	-	790,293	-

Money Market Funds	42,627,462	42,627,462	-	-
Total Investments in Securities:	5,292,745,783	5,291,955,490	790,293	-
Derivative Instruments:

Liabilities
Futures Contracts	(226,031)	(226,031)	-	-
Total Liabilities	(226,031)	(226,031)	-	-
Total Derivative Instruments:	(226,031)	(226,031)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(226,031)
Total Equity Risk	0	(226,031)
Total Value of Derivatives	0	(226,031)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Large Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,200,614) - See accompanying schedule:	$5,250,118,321
Unaffiliated issuers (cost $4,524,491,617)
Fidelity Central Funds (cost $42,627,440)	42,627,462

Total Investment in Securities (cost $4,567,119,057)		$5,292,745,783
Cash		231,759
Receivable for fund shares sold		10,453,795
Dividends receivable		4,099,432
Distributions receivable from Fidelity Central Funds		10,311
Other receivables		84
Total assets		5,307,541,164
Liabilities
Payable for investments purchased	231,759
Payable for fund shares redeemed	2,625,198
Payable for daily variation margin on futures contracts	506,751
Collateral on securities loaned	33,423,125
Total Liabilities		36,786,833
Net Assets		$5,270,754,331
Net Assets consist of:
Paid in capital		$4,574,067,449
Total accumulated earnings (loss)		696,686,882
Net Assets		$5,270,754,331
Net Asset Value , offering price and redemption price per share ($5,270,754,331 ÷ 362,296,611 shares)		$14.55

Statement of Operations
		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$35,709,313
Interest		1,480
Income from Fidelity Central Funds (including $14,612 from security lending)		29,699
Total Income		35,740,492
Expenses
Independent trustees' fees and expenses	8,768
Total expenses before reductions	8,768
Expense reductions	(8)
Total expenses after reductions		8,760
Net Investment income (loss)		35,731,732
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(34,242,185)
Futures contracts	(1,416,369)
Total net realized gain (loss)		(35,658,554)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(652,266,468)
Fidelity Central Funds	(1)
Futures contracts	(771,652)
Total change in net unrealized appreciation (depreciation)		(653,038,121)
Net gain (loss)		(688,696,675)
Net increase (decrease) in net assets resulting from operations		$(652,964,943)

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,731,732	$51,951,369
Net realized gain (loss)	(35,658,554)	29,790,820
Change in net unrealized appreciation (depreciation)	(653,038,121)	1,134,801,130
Net increase (decrease) in net assets resulting from operations	(652,964,943)	1,216,543,319
Distributions to shareholders	(51,573,510)	(33,862,107)
Share transactions
Proceeds from sales of shares	1,324,604,375	2,370,735,175
Reinvestment of distributions	48,118,514	32,582,726
Cost of shares redeemed	(500,486,639)	(858,858,399)
Net increase (decrease) in net assets resulting from share transactions	872,236,250	1,544,459,502
Total increase (decrease) in net assets	167,697,797	2,727,140,714

Net Assets
Beginning of period	5,103,056,534	2,375,915,820
End of period	$5,270,754,331	$5,103,056,534

Other Information
Shares
Sold	82,390,676	162,659,624
Issued in reinvestment of distributions	2,992,445	2,468,388
Redeemed	(31,447,351)	(59,268,053)
Net increase (decrease)	53,935,770	105,859,959

Fidelity ZERO® Large Cap Index Fund

	Six months ended (Unaudited) April 30, 2022	Years ended October 31, 2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$16.55	$11.73	$10.65	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.20	.20	.19	.02
Net realized and unrealized gain (loss)	(1.95)	4.78	1.01	1.16	(.67)
Total from investment operations	(1.84)	4.98	1.21	1.35	(.65)
Distributions from net investment income	(.16)	(.16)	(.13)	(.04)	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	(.16)	(.16)	(.13)	(.05)	-
Net asset value, end of period	$14.55	$16.55	$11.73	$10.65	$9.35
Total Return D,E	(11.20)%	42.81%	11.45%	14.50%	(6.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-% I
Net investment income (loss)	1.32% I	1.36%	1.80%	1.91%	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,270,754	$5,103,057	$2,375,916	$1,162,779	$105,175
Portfolio turnover rate J	3% I	5% K	5%	3%	1% L

A For the period September 13, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity ZERO® Total Market Index Fund
Investment Summary April 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	5.9
Microsoft Corp.	5.0
Amazon.com, Inc.	2.6
Tesla, Inc.	1.8
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.5
Berkshire Hathaway, Inc. Class B	1.4
UnitedHealth Group, Inc.	1.2
Johnson & Johnson	1.2
NVIDIA Corp.	1.1
23.4

Market Sectors (% of Fund's net assets)

Information Technology	26.2
Health Care	13.8
Financials	11.5
Consumer Discretionary	11.4
Industrials	8.9
Communication Services	7.9
Consumer Staples	6.2
Energy	4.2
Real Estate	3.7
Materials	3.0
Utilities	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.5%

Fidelity ZERO® Total Market Index Fund
Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	5,675	294,192
AST SpaceMobile, Inc. (a)(b)	12,842	96,700
AT&T, Inc.	2,109,688	39,788,716
ATN International, Inc.	3,151	124,465
Bandwidth, Inc. (a)(b)	6,856	151,655
Cogent Communications Group, Inc.	12,092	707,382
Consolidated Communications Holdings, Inc. (a)	21,557	128,264
EchoStar Holding Corp. Class A (a)(b)	11,187	261,216
Frontier Communications Parent, Inc. (a)	61,172	1,614,329
Globalstar, Inc. (a)(b)	176,538	204,784
IDT Corp. Class B (a)	4,938	130,758
Iridium Communications, Inc. (a)	39,030	1,393,761
Liberty Global PLC:
Class A (a)	52,010	1,183,748
Class C (a)	97,349	2,307,171
Liberty Latin America Ltd.:
Class A (a)	15,780	145,807
Class C (a)	40,867	377,611
Lumen Technologies, Inc. (b)	271,095	2,727,216
Ooma, Inc. (a)	6,474	83,126
Radius Global Infrastructure, Inc. (a)(b)	22,269	276,581
Verizon Communications, Inc.	1,240,734	57,445,984
		109,443,466
Entertainment - 1.2%
Activision Blizzard, Inc.	230,245	17,406,522
AMC Entertainment Holdings, Inc. Class A (a)(b)	151,131	2,312,304
Cinemark Holdings, Inc. (a)(b)	31,051	492,469
Electronic Arts, Inc.	83,125	9,812,906
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,040	364,770
Class B (a)	26,165	328,894
Live Nation Entertainment, Inc. (a)	39,713	4,165,099
Madison Square Garden Entertainment Corp. (a)	7,709	564,684
Madison Square Garden Sports Corp. (a)	4,849	786,071
Marcus Corp. (a)(b)	7,363	115,820
Netflix, Inc. (a)	131,179	24,971,234
Playstudios, Inc. Class A (a)	24,211	140,182
Playtika Holding Corp. (a)	28,955	509,029
Roku, Inc. Class A (a)	34,568	3,211,367
Sciplay Corp. (A Shares) (a)	7,334	97,982
Skillz, Inc. (a)	80,282	164,578
Take-Two Interactive Software, Inc. (a)	34,214	4,088,915
The Walt Disney Co. (a)	538,050	60,062,522
Warner Bros Discovery, Inc. (a)	581,005	10,545,241
Warner Music Group Corp. Class A	34,115	1,015,604
World Wrestling Entertainment, Inc. Class A (b)	12,844	749,961
Zynga, Inc. (a)	315,920	2,612,658
		144,518,812
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	88,535	202,053,692
Class C (a)	82,411	189,490,085
Angi, Inc. (a)(b)	24,318	107,242
Bumble, Inc. (a)	20,991	503,574
CarGurus, Inc. Class A (a)	25,511	833,699
Cars.com, Inc. (a)	18,605	206,888
Eventbrite, Inc. (a)	23,627	249,974
EverQuote, Inc. Class A (a)	6,308	87,555
fuboTV, Inc. (a)(b)	47,462	179,881
IAC (a)	24,710	2,047,965
Liberty TripAdvisor Holdings, Inc. (a)(b)	17,647	26,471
Match Group, Inc. (a)	83,291	6,592,483
MediaAlpha, Inc. Class A (a)(b)	6,452	95,102
Meta Platforms, Inc. Class A (a)	682,252	136,771,058
Nextdoor Holdings, Inc. (a)(b)	21,101	95,166
Pinterest, Inc. Class A (a)	167,846	3,444,200
QuinStreet, Inc. (a)	14,222	135,251
Snap, Inc. Class A (a)	319,737	9,099,715
TripAdvisor, Inc. (a)(b)	28,989	744,148
TrueCar, Inc. (a)	27,331	97,845
Twitter, Inc. (a)	236,096	11,573,426
Vimeo, Inc. (a)	46,145	470,218
Yelp, Inc. (a)	20,711	673,729
Ziff Davis, Inc. (a)	14,129	1,248,438
Zoominfo Technologies, Inc. (a)	88,804	4,209,310
		571,037,115
Media - 1.0%
Advantage Solutions, Inc. Class A (a)	30,783	154,838
Altice U.S.A., Inc. Class A (a)	68,606	636,664
AMC Networks, Inc. Class A (a)	8,717	284,436
Audacy, Inc. Class A (a)(b)	35,838	91,029
Boston Omaha Corp. (a)(b)	4,892	101,949
Cable One, Inc.	1,471	1,715,480
Cardlytics, Inc. (a)	9,790	334,133
Charter Communications, Inc. Class A (a)	35,270	15,112,842
Clear Channel Outdoor Holdings, Inc. (a)	140,299	345,136
Comcast Corp. Class A	1,336,786	53,150,611
DISH Network Corp. Class A (a)	73,506	2,095,656
E.W. Scripps Co. Class A (a)	16,644	273,960
Entravision Communication Corp. Class A	19,868	102,718
Fox Corp.:
Class A	93,882	3,364,731
Class B	42,567	1,414,927
Gannett Co., Inc. (a)(b)	44,880	179,969
Gray Television, Inc.	27,213	503,985
iHeartMedia, Inc. (a)	33,631	537,760
Interpublic Group of Companies, Inc.	115,999	3,783,887
John Wiley & Sons, Inc. Class A	12,871	655,005
Lee Enterprises, Inc. (a)	1,735	41,814
Liberty Broadband Corp.:
Class A (a)	8,094	871,400
Class C (a)	40,721	4,553,422
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	3,780	99,301
Liberty Braves Class C (a)	9,900	248,589
Liberty Formula One Group Series C (a)	55,840	3,480,507
Liberty Media Class A (a)	11,427	656,138
Liberty SiriusXM Series A (a)	25,546	1,068,589
Liberty SiriusXM Series C (a)	43,763	1,832,794
Loyalty Ventures, Inc. (a)	5,213	66,674
Magnite, Inc. (a)	34,652	334,392
National CineMedia, Inc.	17,193	37,997
News Corp.:
Class A	107,283	2,130,640
Class B	43,474	865,567
Nexstar Broadcasting Group, Inc. Class A	11,962	1,895,020
Omnicom Group, Inc.	61,480	4,680,472
Paramount Global:
Class A	8,348	263,379
Class B	173,057	5,039,420
PubMatic, Inc. (a)	8,060	181,914
Scholastic Corp.	8,237	303,533
Sinclair Broadcast Group, Inc. Class A	15,451	343,630
Sirius XM Holdings, Inc.	269,228	1,615,368
Stagwell, Inc. (a)	22,506	152,591
TechTarget, Inc. (a)	7,980	537,134
TEGNA, Inc.	66,189	1,459,467
The New York Times Co. Class A	49,339	1,890,670
Thryv Holdings, Inc. (a)	5,303	136,976
WideOpenWest, Inc. (a)	16,462	330,063
		119,957,177
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	20,088	369,820
NII Holdings, Inc. (a)(c)	11,652	3,030
Shenandoah Telecommunications Co.	15,783	318,817
T-Mobile U.S., Inc. (a)	173,347	21,345,950
Telephone & Data Systems, Inc.	29,474	539,964
U.S. Cellular Corp. (a)	4,241	122,056
		22,699,637
TOTAL COMMUNICATION SERVICES		967,656,207
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.2%
Adient PLC (a)	27,843	950,560
American Axle & Manufacturing Holdings, Inc. (a)	33,161	219,526
Aptiv PLC (a)	79,884	8,499,658
Autoliv, Inc.	23,008	1,695,229
BorgWarner, Inc.	70,623	2,601,045
Cooper-Standard Holding, Inc. (a)	5,056	23,308
Dana, Inc.	43,271	640,844
Dorman Products, Inc. (a)	8,430	832,210
Fox Factory Holding Corp. (a)	12,358	1,011,873
Garrett Motion, Inc. (a)(b)	16,243	108,341
Gentex Corp.	68,476	2,009,771
Gentherm, Inc. (a)	9,864	665,031
Holley, Inc. (a)	10,784	113,663
LCI Industries	7,825	761,529
Lear Corp.	17,621	2,254,431
Luminar Technologies, Inc. (a)	67,046	829,359
Modine Manufacturing Co. (a)	17,038	134,600
Motorcar Parts of America, Inc. (a)	5,179	78,773
Patrick Industries, Inc.	6,556	408,111
QuantumScape Corp. Class A (a)(b)	75,556	1,128,807
Standard Motor Products, Inc.	5,377	229,490
Stoneridge, Inc. (a)	7,984	157,365
Tenneco, Inc. (a)	21,701	372,606
The Goodyear Tire & Rubber Co. (a)	83,008	1,105,667
Visteon Corp. (a)	8,176	856,109
XL Fleet Corp. (Class A) (a)	27,091	37,927
XPEL, Inc. (a)	5,106	220,937
		27,946,770
Automobiles - 2.1%
Arcimoto, Inc. (a)	11,730	39,413
Canoo, Inc. (a)(b)	43,819	210,331
Faraday Future Intelligent Electric, Inc. (a)(b)	51,752	133,520
Fisker, Inc. (a)(b)	42,161	424,140
Ford Motor Co.	1,162,826	16,465,616
General Motors Co. (a)	430,717	16,328,481
Harley-Davidson, Inc.	45,937	1,674,404
Lordstown Motors Corp. Class A (a)(b)	38,930	84,867
Lucid Group, Inc. Class A (a)(b)	164,649	2,976,854
Rivian Automotive, Inc. (b)	47,355	1,432,015
Tesla, Inc. (a)	247,350	215,382,486
Thor Industries, Inc. (b)	16,044	1,228,168
Winnebago Industries, Inc. (b)	9,992	531,375
Workhorse Group, Inc. (a)(b)	40,157	120,873
		257,032,543
Distributors - 0.1%
Funko, Inc. (a)	7,944	129,408
Genuine Parts Co.	41,812	5,437,651
LKQ Corp.	78,540	3,897,940
Pool Corp.	11,844	4,799,426
		14,264,425
Diversified Consumer Services - 0.1%
2U, Inc. (a)	23,096	230,498
ADT, Inc.	42,586	291,714
Adtalem Global Education, Inc. (a)	14,312	419,485
American Public Education, Inc. (a)	5,877	114,249
Bright Horizons Family Solutions, Inc. (a)	17,685	2,020,334
Carriage Services, Inc.	4,464	191,461
Chegg, Inc. (a)	40,427	1,000,164
Coursera, Inc.	25,363	477,078
Duolingo, Inc. (a)(b)	2,629	227,330
European Wax Center, Inc. (b)	4,201	115,317
Frontdoor, Inc. (a)	25,760	796,242
Graham Holdings Co.	1,145	678,264
Grand Canyon Education, Inc. (a)	11,725	1,125,248
H&R Block, Inc.	48,116	1,254,384
Laureate Education, Inc. Class A	43,175	489,173
Nerdy, Inc. Class A (a)	20,463	76,122
OneSpaWorld Holdings Ltd. (a)(b)	16,244	163,090
Perdoceo Education Corp. (a)	21,591	241,387
PowerSchool Holdings, Inc.	12,159	184,087
Rover Group, Inc. Class A (a)	24,088	152,477
Service Corp. International	48,838	3,204,261
Strategic Education, Inc.	6,305	407,303
Stride, Inc. (a)	12,793	502,765
Terminix Global Holdings, Inc. (a)	35,464	1,627,443
The Beachbody Co., Inc. (a)	36,374	59,653
Vivint Smart Home, Inc. Class A (a)(b)	11,942	62,576
WW International, Inc. (a)(b)	14,942	146,282
Xpresspa Group, Inc. (a)	24,220	22,905
		16,281,292
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	17,172	203,145
Airbnb, Inc. Class A (a)	102,713	15,736,659
ARAMARK Holdings Corp.	75,236	2,727,305
Bally's Corp. (a)	8,257	246,389
BJ's Restaurants, Inc. (a)	6,706	186,360
Bloomin' Brands, Inc.	22,875	503,021
Bluegreen Vacations Holding Corp. Class A	4,322	113,669
Booking Holdings, Inc. (a)	12,137	26,826,532
Boyd Gaming Corp.	24,271	1,470,337
Brinker International, Inc. (a)	12,897	468,548
Caesars Entertainment, Inc. (a)	62,866	4,166,758
Carnival Corp. (a)(b)	238,274	4,122,140
Century Casinos, Inc. (a)	8,838	92,534
Chipotle Mexican Grill, Inc. (a)	8,348	12,151,432
Choice Hotels International, Inc.	9,654	1,356,001
Churchill Downs, Inc.	10,077	2,045,026
Chuy's Holdings, Inc. (a)(b)	6,350	158,814
Cracker Barrel Old Country Store, Inc.	7,019	779,039
Darden Restaurants, Inc.	37,531	4,943,959
Dave & Buster's Entertainment, Inc. (a)	11,475	522,113
Denny's Corp. (a)	20,084	257,477
Dine Brands Global, Inc.	5,192	372,214
Domino's Pizza, Inc.	10,777	3,642,626
DraftKings, Inc. Class A (a)(b)	98,504	1,347,535
Drive Shack, Inc. (a)(b)	19,437	23,908
Dutch Bros, Inc. (b)	7,112	339,740
El Pollo Loco Holdings, Inc. (a)	6,707	71,430
Everi Holdings, Inc. (a)	26,896	466,915
Expedia, Inc. (a)	44,394	7,757,852
F45 Training Holdings, Inc.	6,161	54,155
Full House Resorts, Inc. (a)	10,848	98,174
GAN Ltd. (a)(b)	11,539	43,040
Golden Entertainment, Inc. (a)	6,054	290,350
Golden Nugget Online Gaming, Inc. (a)	14,212	71,202
Hilton Grand Vacations, Inc. (a)	26,087	1,221,654
Hilton Worldwide Holdings, Inc.	82,187	12,762,819
Hyatt Hotels Corp. Class A (a)	14,732	1,398,951
Inspired Entertainment, Inc. (a)	8,914	82,811
Jack in the Box, Inc. (b)	6,542	541,416
Krispy Kreme, Inc.	9,223	122,481
Kura Sushi U.S.A., Inc. Class A (a)	1,824	91,528
Las Vegas Sands Corp. (a)	100,979	3,577,686
Life Time Group Holdings, Inc. (b)	11,806	168,826
Light & Wonder, Inc. Class A (a)	28,277	1,585,209
Lindblad Expeditions Holdings (a)	11,546	176,769
Marriott International, Inc. Class A	81,014	14,381,605
Marriott Vacations Worldwide Corp.	12,546	1,873,494
McDonald's Corp.	220,800	55,014,528
Membership Collective Group, Inc. Class A (b)	9,519	71,297
MGM Resorts International	110,840	4,548,874
Monarch Casino & Resort, Inc. (a)	3,895	273,234
Noodles & Co. (a)	9,091	50,637
Norwegian Cruise Line Holdings Ltd. (a)(b)	123,127	2,466,234
Papa John's International, Inc.	9,492	864,247
Penn National Gaming, Inc. (a)	48,657	1,779,386
Planet Fitness, Inc. (a)	24,433	1,955,373
Playa Hotels & Resorts NV (a)	35,943	339,302
PlayAGS, Inc. (a)	8,714	57,512
Portillo's, Inc. (b)	6,522	135,853
RCI Hospitality Holdings, Inc.	2,004	124,168
Red Robin Gourmet Burgers, Inc. (a)(b)	5,267	69,472
Red Rock Resorts, Inc. (b)	15,653	688,106
Royal Caribbean Cruises Ltd. (a)	66,247	5,149,379
Rush Street Interactive, Inc. (a)	17,386	110,401
Ruth's Hospitality Group, Inc.	9,020	189,149
SeaWorld Entertainment, Inc. (a)	14,737	993,863
Shake Shack, Inc. Class A (a)	11,536	667,127
Six Flags Entertainment Corp. (a)	22,666	867,428
Starbucks Corp.	340,523	25,416,637
Texas Roadhouse, Inc. Class A	20,497	1,687,518
The Cheesecake Factory, Inc.	14,160	522,646
The ONE Group Hospitality, Inc. (a)	8,237	76,686
Travel+Leisure Co.	25,686	1,425,059
Vail Resorts, Inc.	11,797	2,998,326
Wendy's Co.	51,226	1,012,226
Wingstop, Inc.	8,814	808,773
Wyndham Hotels & Resorts, Inc.	27,517	2,420,395
Wynn Resorts Ltd. (a)	30,867	2,175,506
Xponential Fitness, Inc.	3,309	68,562
Yum! Brands, Inc.	85,680	10,025,417
		256,694,969
Household Durables - 0.4%
Aterian, Inc. (a)(b)	15,049	77,201
Bassett Furniture Industries, Inc.	3,224	53,389
Beazer Homes U.S.A., Inc. (a)	7,857	118,484
Cavco Industries, Inc. (a)	2,628	620,865
Century Communities, Inc.	8,872	467,732
Cricut, Inc. (a)(b)	10,864	126,240
D.R. Horton, Inc.	95,343	6,634,919
Dream Finders Homes, Inc. (a)	5,454	94,518
Ethan Allen Interiors, Inc.	6,074	144,197
Garmin Ltd.	44,929	4,930,508
GoPro, Inc. Class A (a)	39,071	348,513
Green Brick Partners, Inc. (a)	14,472	285,098
Helen of Troy Ltd. (a)	7,090	1,520,876
Hooker Furnishings Corp.	3,635	61,286
Hovnanian Enterprises, Inc. Class A (a)	1,441	66,315
Installed Building Products, Inc.	7,185	578,177
iRobot Corp. (a)(b)	8,103	410,417
KB Home	25,143	815,387
La-Z-Boy, Inc.	12,722	334,334
Leggett & Platt, Inc.	38,955	1,387,967
Lennar Corp.:
Class A	76,250	5,832,363
Class B	5,776	376,595
LGI Homes, Inc. (a)	6,409	600,587
Lovesac (a)	4,120	180,621
M.D.C. Holdings, Inc.	16,850	621,934
M/I Homes, Inc. (a)	8,676	384,173
Meritage Homes Corp. (a)	10,671	880,891
Mohawk Industries, Inc. (a)	16,028	2,260,910
Newell Brands, Inc.	110,723	2,563,237
NVR, Inc. (a)	961	4,205,538
PulteGroup, Inc.	73,210	3,057,250
Purple Innovation, Inc. (a)(b)	16,812	69,265
Skyline Champion Corp. (a)	15,616	797,041
Snap One Holdings Corp. (a)(b)	4,187	50,035
Sonos, Inc. (a)(b)	37,796	862,505
Taylor Morrison Home Corp. (a)	37,153	973,037
Tempur Sealy International, Inc.	56,889	1,542,261
Toll Brothers, Inc.	32,817	1,521,724
TopBuild Corp. (a)	9,859	1,785,859
Traeger, Inc. (a)(b)	7,305	43,757
TRI Pointe Homes, Inc. (a)	32,585	673,532
Tupperware Brands Corp. (a)(b)	14,787	259,955
Universal Electronics, Inc. (a)	4,159	122,691
Vizio Holding Corp. (a)(b)	11,825	85,613
VOXX International Corp. (a)(b)	4,376	33,126
Vuzix Corp. (a)(b)	17,427	90,098
Weber, Inc. (b)	5,605	49,212
Whirlpool Corp. (b)	17,323	3,144,471
ZAGG, Inc. rights (a)(c)	5,004	450
		52,145,154
Internet & Direct Marketing Retail - 2.8%
1-800-FLOWERS.com, Inc. Class A (a)(b)	7,453	76,021
1847 Goedeker, Inc. (a)	30,081	38,203
Amazon.com, Inc. (a)	129,297	321,384,502
BARK, Inc. (a)(b)	26,102	80,655
CarParts.com, Inc. (a)(b)	13,156	78,804
Chewy, Inc. (a)(b)	25,904	752,770
ContextLogic, Inc. (a)(b)	103,941	176,700
Doordash, Inc. (a)	47,691	3,883,478
Duluth Holdings, Inc. (a)(b)	4,330	53,043
eBay, Inc.	184,784	9,593,985
Etsy, Inc. (a)	37,217	3,468,252
Groupon, Inc. (a)(b)	6,540	127,595
Lands' End, Inc. (a)(b)	4,138	58,015
Liquidity Services, Inc. (a)	8,300	119,686
Overstock.com, Inc. (a)(b)	12,896	432,790
PetMed Express, Inc. (b)	6,573	143,949
Porch Group, Inc. Class A (a)	24,453	90,476
Poshmark, Inc. (a)(b)	10,879	120,104
Quotient Technology, Inc. (a)	25,101	133,286
Qurate Retail, Inc. Series A (b)	107,271	451,611
Remark Holdings, Inc. (a)(b)	40,770	23,288
Rent the Runway, Inc. Class A	6,202	39,321
Revolve Group, Inc. (a)	11,787	498,119
RumbleON, Inc. Class B (a)	4,830	97,373
Shutterstock, Inc.	7,040	533,069
Stitch Fix, Inc. (a)	23,773	225,844
The RealReal, Inc. (a)	23,604	127,934
thredUP, Inc. (a)	16,751	110,389
Vivid Seats, Inc. Class A	7,498	74,005
Wayfair LLC Class A (a)(b)	22,996	1,769,312
Xometry, Inc. (b)	2,065	67,773
		344,830,352
Leisure Products - 0.1%
Acushnet Holdings Corp.	10,214	416,118
American Outdoor Brands, Inc. (a)	4,211	53,059
AMMO, Inc. (a)(b)	24,995	101,230
Brunswick Corp.	22,861	1,728,520
Callaway Golf Co. (a)(b)	34,038	746,794
Clarus Corp.	8,300	185,505
Genius Brands International, Inc. (a)(b)	95,101	67,522
Hasbro, Inc.	38,099	3,354,998
JAKKS Pacific, Inc. (a)	2,987	40,773
Johnson Outdoors, Inc. Class A	2,253	172,309
Latham Group, Inc. (a)(b)	10,095	121,140
Malibu Boats, Inc. Class A (a)	6,105	307,020
MasterCraft Boat Holdings, Inc. (a)	5,242	126,175
Mattel, Inc. (a)	103,209	2,509,011
Nautilus, Inc. (a)	6,855	20,634
Peloton Interactive, Inc. Class A (a)(b)	89,877	1,578,240
Polaris, Inc.	16,964	1,610,562
Smith & Wesson Brands, Inc.	14,706	201,913
Sturm, Ruger & Co., Inc.	5,224	356,016
Vista Outdoor, Inc. (a)	16,672	587,355
YETI Holdings, Inc. (a)(b)	26,182	1,279,514
		15,564,408
Multiline Retail - 0.6%
Big Lots, Inc. (b)	8,969	277,142
Dillard's, Inc. Class A (b)	1,210	367,610
Dollar General Corp.	68,352	16,235,651
Dollar Tree, Inc. (a)	66,376	10,782,781
Franchise Group, Inc.	8,015	298,879
Kohl's Corp.	40,932	2,369,144
Macy's, Inc.	88,208	2,131,987
Nordstrom, Inc.	32,609	838,051
Ollie's Bargain Outlet Holdings, Inc. (a)	17,433	837,656
Target Corp.	141,547	32,364,722
		66,503,623
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	16,815	581,463
Academy Sports & Outdoors, Inc.	26,440	987,798
Advance Auto Parts, Inc.	18,487	3,690,560
America's Car Mart, Inc. (a)	1,873	151,432
American Eagle Outfitters, Inc.	45,590	688,865
Arko Corp.	20,402	189,127
Asbury Automotive Group, Inc. (a)	6,744	1,238,940
AutoNation, Inc. (a)	11,653	1,350,699
AutoZone, Inc. (a)	6,093	11,914,679
Barnes & Noble Education, Inc. (a)	10,249	31,157
Bath & Body Works, Inc.	75,866	4,012,553
Bed Bath & Beyond, Inc. (a)	29,929	407,334
Best Buy Co., Inc.	64,087	5,763,344
Big 5 Sporting Goods Corp. (b)	5,753	83,246
Boot Barn Holdings, Inc. (a)	9,065	816,394
Build-A-Bear Workshop, Inc.	4,847	91,802
Burlington Stores, Inc. (a)	19,656	4,001,175
Caleres, Inc.	10,209	234,092
Camping World Holdings, Inc. (b)	12,294	315,710
CarMax, Inc. (a)	47,876	4,106,803
Carvana Co. Class A (a)(b)	25,186	1,459,781
Chico's FAS, Inc. (a)	41,102	217,841
Citi Trends, Inc. (a)(b)	2,626	73,449
Conn's, Inc. (a)(b)	7,020	109,863
Designer Brands, Inc. Class A (b)	17,439	241,007
Destination XL Group, Inc. (a)	15,979	79,096
Dick's Sporting Goods, Inc.	18,531	1,786,759
EVgo, Inc. Class A (a)(b)	20,638	186,980
Express, Inc. (a)	32,506	111,821
Five Below, Inc. (a)	16,548	2,599,691
Floor & Decor Holdings, Inc. Class A (a)	31,046	2,474,987
Foot Locker, Inc.	25,824	756,901
GameStop Corp. Class A (a)(b)	18,122	2,266,519
Gap, Inc.	61,794	767,481
Genesco, Inc. (a)	3,965	245,949
Group 1 Automotive, Inc.	5,207	906,747
GrowGeneration Corp. (a)(b)	17,380	102,716
Guess?, Inc.	11,225	252,226
Haverty Furniture Companies, Inc.	4,330	107,514
Hibbett, Inc.	3,672	158,557
JOANN, Inc.	3,745	39,098
Lazydays Holdings, Inc. (a)	2,250	43,718
Leslie's, Inc. (a)(b)	41,768	818,653
Lithia Motors, Inc. Class A (sub. vtg.)	9,009	2,550,718
LL Flooring Holdings, Inc. (a)(b)	8,215	113,449
Lowe's Companies, Inc.	199,173	39,382,477
MarineMax, Inc. (a)	6,300	257,796
Monro, Inc.	9,818	448,977
Murphy U.S.A., Inc.	6,705	1,566,288
National Vision Holdings, Inc. (a)(b)	24,404	918,811
O'Reilly Automotive, Inc. (a)	19,935	12,091,574
OneWater Marine, Inc. Class A	3,854	125,987
Party City Holdco, Inc. (a)(b)	35,563	109,890
Penske Automotive Group, Inc.	8,998	943,170
Petco Health & Wellness Co., Inc. (a)(b)	23,905	460,410
Rent-A-Center, Inc.	17,917	432,158
RH (a)	5,130	1,724,296
Ross Stores, Inc.	104,175	10,393,540
Sally Beauty Holdings, Inc. (a)(b)	32,222	487,197
Shift Technologies, Inc. Class A (a)	28,572	38,286
Shoe Carnival, Inc.	5,117	154,482
Signet Jewelers Ltd.	15,597	1,094,909
Sleep Number Corp. (a)(b)	6,787	275,281
Sonic Automotive, Inc. Class A (sub. vtg.)	6,162	262,193
Sportsman's Warehouse Holdings, Inc. (a)	12,954	124,488
The Aaron's Co., Inc.	8,165	167,627
The Buckle, Inc.	8,941	277,707
The Cato Corp. Class A (sub. vtg.) (b)	5,869	79,525
The Children's Place, Inc. (a)	4,166	193,011
The Container Store Group, Inc. (a)	10,974	83,951
The Home Depot, Inc.	308,528	92,681,811
The ODP Corp. (a)	13,642	587,015
Tilly's, Inc.	6,975	61,520
TJX Companies, Inc.	352,639	21,609,718
Tractor Supply Co.	33,747	6,798,333
TravelCenters of America LLC (a)	3,661	139,155
Ulta Beauty, Inc. (a)	15,970	6,336,896
Urban Outfitters, Inc. (a)	19,491	463,886
Victoria's Secret & Co. (a)	21,237	1,000,687
Volta, Inc. (a)(b)	38,583	80,638
Vroom, Inc. (a)(b)	34,625	54,015
Williams-Sonoma, Inc.	21,485	2,803,363
Winmark Corp.	976	198,323
Zumiez, Inc. (a)(b)	5,577	204,286
		264,242,371
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A	7,874	40,000
Capri Holdings Ltd. (a)	43,502	2,075,045
Carter's, Inc.	12,702	1,070,016
Columbia Sportswear Co.	10,107	830,391
Crocs, Inc. (a)	17,261	1,146,648
Deckers Outdoor Corp. (a)	8,160	2,168,520
Fossil Group, Inc. (a)	13,488	133,261
G-III Apparel Group Ltd. (a)	12,008	317,972
Hanesbrands, Inc.	103,188	1,368,273
Kontoor Brands, Inc.	14,016	556,856
Levi Strauss & Co. Class A	28,676	519,322
lululemon athletica, Inc. (a)	34,770	12,330,485
Movado Group, Inc.	4,961	178,447
NIKE, Inc. Class B	377,138	47,029,109
Oxford Industries, Inc.	4,683	419,597
PLBY Group, Inc. (a)(b)	7,365	65,107
PVH Corp.	20,692	1,505,964
Ralph Lauren Corp.	13,687	1,428,102
Rocky Brands, Inc.	2,086	80,332
Samsonite International SA (a)(d)	419,700	919,801
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	39,991	1,531,655
Steven Madden Ltd.	21,963	901,801
Tapestry, Inc.	77,812	2,561,571
Under Armour, Inc.:
Class A (sub. vtg.) (a)	57,686	886,057
Class C (non-vtg.) (a)	61,256	869,223
Unifi, Inc. (a)	3,888	57,037
Vera Bradley, Inc. (a)	8,190	50,369
VF Corp.	94,834	4,931,368
Wolverine World Wide, Inc.	23,832	472,350
		86,444,679
TOTAL CONSUMER DISCRETIONARY		1,401,950,586
CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)(b)	2,875	1,078,125
Brown-Forman Corp. Class B (non-vtg.)	54,106	3,648,909
Celsius Holdings, Inc. (a)(b)	11,200	582,400
Coca-Cola Bottling Co. Consolidated	1,360	600,440
Constellation Brands, Inc. Class A (sub. vtg.)	48,498	11,934,873
Duckhorn Portfolio, Inc. (a)	10,071	195,579
Keurig Dr. Pepper, Inc.	219,712	8,217,229
MGP Ingredients, Inc. (b)	3,388	309,426
Molson Coors Beverage Co. Class B	55,500	3,004,770
Monster Beverage Corp. (a)	110,431	9,461,728
National Beverage Corp.	7,225	318,478
PepsiCo, Inc.	408,766	70,189,210
The Coca-Cola Co.	1,148,634	74,213,243
Vintage Wine Estates, Inc. (a)	9,170	94,726
		183,849,136
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	29,821	932,801
Andersons, Inc.	8,900	447,047
BJ's Wholesale Club Holdings, Inc. (a)	39,908	2,568,080
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,361	163
warrants 11/4/28 (a)	2,361	66
warrants 11/4/28 (a)	2,361	29
Class A (a)(b)	10,518	31,764
Casey's General Stores, Inc.	11,087	2,231,813
Chefs' Warehouse Holdings (a)	9,495	347,517
Costco Wholesale Corp.	131,073	69,694,136
Grocery Outlet Holding Corp. (a)(b)	26,481	891,615
Ingles Markets, Inc. Class A	3,901	363,261
Kroger Co.	197,555	10,660,068
Performance Food Group Co. (a)	45,409	2,236,393
PriceSmart, Inc.	6,829	542,564
Rite Aid Corp. (a)(b)	19,545	124,502
SpartanNash Co.	10,473	359,014
Sprouts Farmers Market LLC (a)	32,797	977,351
Sysco Corp.	149,799	12,804,819
U.S. Foods Holding Corp. (a)	65,292	2,456,285
United Natural Foods, Inc. (a)	17,315	743,333
Walgreens Boots Alliance, Inc.	212,744	9,020,346
Walmart, Inc.	418,030	63,954,410
Weis Markets, Inc.	4,931	393,888
		181,781,265
Food Products - 1.1%
Alico, Inc.	993	39,392
AppHarvest, Inc. (a)(b)	19,146	78,690
Archer Daniels Midland Co.	165,258	14,800,506
B&G Foods, Inc. Class A (b)	19,378	521,850
Benson Hill, Inc. (a)(b)	41,028	148,521
Beyond Meat, Inc. (a)(b)	17,867	658,935
Bunge Ltd.	41,309	4,672,874
Cal-Maine Foods, Inc.	11,119	597,424
Calavo Growers, Inc.	5,790	209,830
Campbell Soup Co.	59,188	2,794,857
Conagra Brands, Inc.	141,761	4,951,712
Darling Ingredients, Inc. (a)	47,950	3,519,051
Flowers Foods, Inc.	59,727	1,583,960
Fresh Del Monte Produce, Inc.	9,362	243,880
Freshpet, Inc. (a)	12,824	1,197,120
General Mills, Inc.	177,947	12,586,191
Hormel Foods Corp.	82,871	4,341,612
Hostess Brands, Inc. Class A (a)	40,738	924,345
Ingredion, Inc.	19,478	1,657,773
J&J Snack Foods Corp.	4,210	630,237
John B. Sanfilippo & Son, Inc.	2,544	197,516
Kellogg Co.	75,498	5,171,613
Lamb Weston Holdings, Inc.	42,711	2,823,197
Lancaster Colony Corp.	6,028	935,425
Landec Corp. (a)	6,764	67,302
McCormick & Co., Inc. (non-vtg.)	73,730	7,415,026
Mission Produce, Inc. (a)	11,537	146,751
Mondelez International, Inc.	410,203	26,449,889
Pilgrim's Pride Corp. (a)	13,293	376,857
Post Holdings, Inc. (a)(b)	17,140	1,275,045
Sanderson Farms, Inc.	6,289	1,190,948
Seaboard Corp.	77	325,324
Seneca Foods Corp. Class A (a)	1,775	96,294
Sovos Brands, Inc.	7,338	110,804
Tattooed Chef, Inc. (a)(b)	14,688	117,357
The Hain Celestial Group, Inc. (a)	27,084	908,397
The Hershey Co.	43,044	9,718,044
The J.M. Smucker Co.	31,856	4,362,042
The Kraft Heinz Co.	209,468	8,929,621
The Simply Good Foods Co. (a)	24,888	1,036,585
The Vita Coco Co., Inc.	3,543	38,477
Tootsie Roll Industries, Inc.	5,141	180,089
TreeHouse Foods, Inc. (a)(b)	17,040	536,760
Tyson Foods, Inc. Class A	86,316	8,041,199
Utz Brands, Inc. Class A (b)	19,399	273,914
Vital Farms, Inc. (a)(b)	7,549	86,814
Whole Earth Brands, Inc. Class A (a)	12,713	87,847
		137,057,897
Household Products - 1.3%
Central Garden & Pet Co. (a)	3,301	144,551
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,950	453,111
Church & Dwight Co., Inc.	71,522	6,977,686
Colgate-Palmolive Co.	248,819	19,171,504
Energizer Holdings, Inc.	20,025	606,557
Kimberly-Clark Corp.	99,792	13,854,123
Procter & Gamble Co.	708,282	113,714,675
Reynolds Consumer Products, Inc. (b)	16,388	484,921
Spectrum Brands Holdings, Inc.	12,157	1,034,196
The Clorox Co.	36,195	5,192,897
WD-40 Co.	3,988	733,712
		162,367,933
Personal Products - 0.2%
BellRing Brands, Inc. (a)	33,079	708,883
Coty, Inc. Class A (a)	99,942	810,530
Edgewell Personal Care Co.	15,615	595,556
elf Beauty, Inc. (a)	15,520	377,602
Estee Lauder Companies, Inc. Class A	68,622	18,120,325
Herbalife Nutrition Ltd. (a)	28,267	751,337
Inter Parfums, Inc.	5,152	421,073
MediFast, Inc.	3,501	624,438
Nu Skin Enterprises, Inc. Class A	14,124	602,247
The Beauty Health Co. (a)	28,548	373,979
The Honest Co., Inc.	7,686	30,437
USANA Health Sciences, Inc. (a)	3,430	262,944
Veru, Inc. (a)(b)	19,003	222,715
		23,902,066
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	45,916	87,700
Altria Group, Inc.	538,536	29,926,446
Philip Morris International, Inc.	457,743	45,774,300
Turning Point Brands, Inc.	4,219	132,434
Universal Corp.	7,173	414,958
Vector Group Ltd.	38,544	490,280
		76,826,118
TOTAL CONSUMER STAPLES		765,784,415
ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Archrock, Inc.	44,133	384,398
Baker Hughes Co. Class A	267,341	8,292,918
Bristow Group, Inc. (a)	6,833	203,760
Cactus, Inc.	18,069	902,185
Championx Corp.	60,580	1,278,238
Core Laboratories NV	14,244	370,344
DMC Global, Inc. (a)	5,455	109,045
Dril-Quip, Inc. (a)	10,241	295,760
Expro Group Holdings NV (a)(b)	8,330	127,282
Exterran Corp. (a)	5,944	40,360
Halliburton Co.	264,640	9,426,477
Helix Energy Solutions Group, Inc. (a)(b)	40,164	165,074
Helmerich & Payne, Inc.	31,093	1,431,211
Liberty Oilfield Services, Inc. Class A (a)	32,811	529,570
Nabors Industries Ltd. (a)	2,252	348,204
Newpark Resources, Inc. (a)	32,899	114,818
Nextier Oilfield Solutions, Inc. (a)	47,929	528,657
Noble Corp. (a)	17,881	570,940
NOV, Inc.	115,893	2,101,140
Oceaneering International, Inc. (a)	28,744	325,670
Oil States International, Inc. (a)	17,820	120,463
Patterson-UTI Energy, Inc.	63,146	1,038,120
ProPetro Holding Corp. (a)	25,736	363,907
RPC, Inc. (a)(b)	20,977	216,902
Schlumberger Ltd.	413,856	16,144,523
Select Energy Services, Inc. Class A (a)	18,867	146,408
Solaris Oilfield Infrastructure, Inc. Class A	9,618	108,203
TechnipFMC PLC (a)	126,510	875,449
TETRA Technologies, Inc. (a)	32,237	118,632
Tidewater, Inc. (a)	11,790	235,328
Transocean Ltd. (United States) (a)(b)	175,136	658,511
U.S. Silica Holdings, Inc. (a)	21,903	406,958
Valaris Ltd. (a)	19,261	977,496
Weatherford International PLC (a)	18,431	594,953
		49,551,904
Oil, Gas & Consumable Fuels - 3.8%
Aemetis, Inc. (a)(b)	9,270	84,635
Alto Ingredients, Inc. (a)(b)	20,765	119,814
American Resources Corp. (a)	21,622	39,136
Amplify Energy Corp. (a)(b)	12,160	81,229
Antero Resources Corp. (a)	84,519	2,975,069
APA Corp.	106,834	4,372,716
Arch Resources, Inc.	4,558	758,360
Archaea Energy, Inc. (a)	12,247	269,434
Berry Corp.	17,128	187,894
Brigham Minerals, Inc. Class A	13,726	340,130
California Resources Corp.	23,804	957,159
Callon Petroleum Co. (a)(b)	13,891	712,192
Centennial Resource Development, Inc. Class A (a)	54,739	423,680
Centrus Energy Corp. Class A (a)(b)	3,294	91,441
Cheniere Energy, Inc.	69,961	9,501,403
Chesapeake Energy Corp.	30,616	2,511,124
Chevron Corp.	569,631	89,244,089
Civitas Resources, Inc.	21,278	1,247,316
Clean Energy Fuels Corp. (a)(b)	50,161	293,943
CNX Resources Corp. (a)(b)	59,772	1,228,315
Comstock Resources, Inc. (a)(b)	26,221	446,544
ConocoPhillips Co.	384,562	36,733,362
CONSOL Energy, Inc. (a)	9,301	442,263
Continental Resources, Inc.	17,164	953,803
Coterra Energy, Inc.	240,316	6,918,698
Crescent Energy, Inc. Class A (b)	8,779	137,918
CVR Energy, Inc.	8,781	220,140
Delek U.S. Holdings, Inc. (a)	21,695	525,019
Denbury, Inc. (a)	14,657	937,755
Devon Energy Corp.	186,344	10,839,630
Diamondback Energy, Inc.	50,307	6,350,253
DT Midstream, Inc.	27,944	1,501,990
Earthstone Energy, Inc. (a)(b)	9,090	122,624
EOG Resources, Inc.	172,980	20,197,145
EQT Corp.	89,239	3,547,250
Equitrans Midstream Corp.	120,583	947,782
Exxon Mobil Corp.	1,250,852	106,635,133
Falcon Minerals Corp.	13,454	91,487
Gevo, Inc. (a)(b)	61,119	226,751
Green Plains, Inc. (a)(b)	14,957	419,843
Gulfport Energy Corp. (a)	3,461	325,265
Hess Corp.	81,457	8,395,773
HF Sinclair Corp. (a)	43,851	1,667,215
International Seaways, Inc.	11,283	238,410
Kinder Morgan, Inc.	578,350	10,497,053
Kosmos Energy Ltd. (a)	131,627	889,799
Laredo Petroleum, Inc. (a)	4,177	297,444
Magnolia Oil & Gas Corp. Class A	43,480	1,010,475
Marathon Oil Corp.	230,248	5,737,780
Marathon Petroleum Corp.	171,190	14,938,039
Matador Resources Co.	32,372	1,580,401
Murphy Oil Corp.	42,589	1,621,789
National Energy Services Reunited Corp. (a)	12,920	86,435
New Fortress Energy, Inc.	12,283	476,335
Nextdecade Corp. (a)(b)	10,120	56,571
Northern Oil & Gas, Inc.	19,811	494,879
Oasis Petroleum, Inc.	5,501	729,763
Occidental Petroleum Corp.	262,150	14,441,844
ONEOK, Inc.	133,138	8,431,630
Ovintiv, Inc.	77,140	3,948,797
Par Pacific Holdings, Inc. (a)	13,508	198,162
PBF Energy, Inc. Class A (a)	27,623	802,724
PDC Energy, Inc.	28,498	1,987,451
Peabody Energy Corp. (a)	27,638	625,724
Phillips 66 Co.	138,129	11,984,072
Pioneer Natural Resources Co.	67,282	15,641,047
Range Resources Corp. (a)	73,302	2,194,662
Ranger Oil Corp. (a)	6,062	193,075
Renewable Energy Group, Inc. (a)	14,945	912,542
Rex American Resources Corp. (a)	1,652	139,809
Ring Energy, Inc. (a)(b)	25,461	113,811
SandRidge Energy, Inc. (a)	9,484	176,118
SilverBow Resources, Inc. (a)	2,980	109,068
SM Energy Co.	35,621	1,265,614
Southwestern Energy Co. (a)	327,787	2,458,403
Talos Energy, Inc. (a)	11,959	217,295
Targa Resources Corp.	67,152	4,929,628
Teekay Corp. (a)	20,995	68,024
Teekay Tankers Ltd. (a)	6,971	111,606
Tellurian, Inc. (a)(b)	113,807	566,759
Texas Pacific Land Corp.	1,830	2,500,878
The Williams Companies, Inc.	359,111	12,313,916
Uranium Energy Corp. (a)(b)	74,713	317,530
VAALCO Energy, Inc.	17,023	111,330
Valero Energy Corp.	120,681	13,453,518
Vertex Energy, Inc. (a)(b)	14,300	135,993
W&T Offshore, Inc. (a)	25,993	123,727
Whiting Petroleum Corp.	11,563	844,677
World Fuel Services Corp.	18,416	446,036
		464,443,365
TOTAL ENERGY		513,995,269
FINANCIALS - 11.5%
Banks - 3.9%
1st Source Corp.	4,891	211,634
Allegiance Bancshares, Inc.	5,786	236,416
Amerant Bancorp, Inc. Class A	7,577	201,472
Ameris Bancorp	19,941	831,540
Associated Banc-Corp.	43,762	873,052
Atlantic Union Bankshares Corp.	23,163	782,446
Banc of California, Inc.	15,664	282,579
BancFirst Corp.	5,138	420,032
Bancorp, Inc., Delaware (a)	16,969	385,027
Bank of America Corp.	2,100,608	74,949,693
Bank of Hawaii Corp.	11,700	869,778
Bank of Marin Bancorp	4,967	155,268
Bank OZK	35,371	1,358,954
BankUnited, Inc.	25,353	951,752
Banner Corp.	10,303	553,271
Berkshire Hills Bancorp, Inc.	14,003	346,434
BOK Financial Corp.	9,100	754,663
Brookline Bancorp, Inc., Delaware	22,592	326,680
Byline Bancorp, Inc.	6,930	162,578
Cadence Bank	55,698	1,394,678
Camden National Corp.	4,148	185,623
Cathay General Bancorp	22,520	902,827
CBTX, Inc.	5,725	163,277
Central Pacific Financial Corp.	7,893	190,853
Citigroup, Inc.	586,829	28,291,026
Citizens Financial Group, Inc.	125,405	4,940,957
City Holding Co.	4,302	332,889
Coastal Financial Corp. of Washington (a)	3,040	124,762
Columbia Banking Systems, Inc.	23,610	662,969
Comerica, Inc.	38,298	3,136,606
Commerce Bancshares, Inc.	32,570	2,226,811
Community Bank System, Inc.	15,792	1,017,005
Community Trust Bancorp, Inc.	5,035	200,443
ConnectOne Bancorp, Inc.	10,361	288,657
CrossFirst Bankshares, Inc. (a)	14,822	189,870
Cullen/Frost Bankers, Inc.	16,767	2,218,106
Customers Bancorp, Inc. (a)	9,129	384,057
CVB Financial Corp.	39,377	906,459
Dime Community Bancshares, Inc.	9,573	300,975
Eagle Bancorp, Inc.	9,437	475,153
East West Bancorp, Inc.	41,586	2,965,082
Eastern Bankshares, Inc.	48,335	926,099
Enterprise Financial Services Corp.	11,258	497,266
Equity Bancshares, Inc.	4,827	147,368
Farmers National Banc Corp.	9,154	140,239
FB Financial Corp.	9,960	383,759
Fifth Third Bancorp	202,126	7,585,789
Financial Institutions, Inc.	4,764	132,630
First Bancorp, North Carolina	9,984	374,001
First Bancorp, Puerto Rico	60,511	823,555
First Bancshares, Inc.	6,423	206,756
First Busey Corp.	14,663	329,478
First Citizens Bancshares, Inc.	3,906	2,497,418
First Commonwealth Financial Corp.	28,076	378,464
First Financial Bancorp, Ohio	28,133	575,320
First Financial Bankshares, Inc.	37,820	1,512,044
First Financial Corp., Indiana	2,595	110,599
First Foundation, Inc.	15,175	337,189
First Hawaiian, Inc.	37,613	888,043
First Horizon National Corp.	158,488	3,546,961
First Internet Bancorp	2,870	110,466
First Interstate Bancsystem, Inc.	24,386	793,033
First Merchants Corp.	15,803	619,320
First Republic Bank	52,734	7,868,967
Flushing Financial Corp.	7,540	162,110
FNB Corp., Pennsylvania	99,911	1,150,975
Fulton Financial Corp.	48,923	742,162
German American Bancorp, Inc.	7,126	250,123
Glacier Bancorp, Inc.	31,905	1,459,973
Great Southern Bancorp, Inc.	2,889	163,922
Hancock Whitney Corp.	25,546	1,194,786
Hanmi Financial Corp.	9,825	227,449
HarborOne Bancorp, Inc.	13,521	181,046
Heartland Financial U.S.A., Inc.	11,144	487,773
Heritage Commerce Corp.	20,271	227,643
Heritage Financial Corp., Washington	10,180	246,560
Hilltop Holdings, Inc.	17,032	434,146
Home Bancshares, Inc.	44,762	967,754
HomeStreet, Inc.	5,686	230,795
HomeTrust Bancshares, Inc.	4,352	117,635
Hope Bancorp, Inc.	36,646	524,038
Horizon Bancorp, Inc. Indiana	11,876	207,592
Huntington Bancshares, Inc.	422,916	5,561,345
Independent Bank Corp.	13,873	1,070,441
Independent Bank Corp.	6,402	126,375
Independent Bank Group, Inc.	10,963	743,291
International Bancshares Corp.	16,283	647,901
JPMorgan Chase & Co.	873,225	104,228,136
KeyCorp	274,887	5,308,068
Lakeland Bancorp, Inc.	18,993	285,465
Lakeland Financial Corp.	7,499	546,077
Live Oak Bancshares, Inc.	9,723	411,575
M&T Bank Corp.	38,005	6,333,153
Mercantile Bank Corp.	4,125	129,525
Meta Financial Group, Inc.	8,814	384,731
Metropolitan Bank Holding Corp. (a)	3,090	275,165
Midland States Bancorp, Inc.	7,092	186,945
National Bank Holdings Corp.	9,125	333,154
NBT Bancorp, Inc.	12,743	448,554
Nicolet Bankshares, Inc. (a)(b)	3,510	285,644
Northwest Bancshares, Inc.	34,942	443,065
OceanFirst Financial Corp.	17,873	334,761
OFG Bancorp	14,943	397,185
Old National Bancorp, Indiana	87,397	1,324,939
Old Second Bancorp, Inc.	12,454	171,492
Origin Bancorp, Inc.	6,508	245,221
Pacific Premier Bancorp, Inc.	28,199	884,321
PacWest Bancorp	35,352	1,162,727
Park National Corp.	4,184	493,084
Peapack-Gladstone Financial Corp.	5,283	163,720
Peoples Bancorp, Inc.	8,186	224,460
Pinnacle Financial Partners, Inc.	22,510	1,745,651
PNC Financial Services Group, Inc.	124,308	20,647,559
Popular, Inc.	23,738	1,851,327
Preferred Bank, Los Angeles	3,880	260,426
Premier Financial Corp.	10,612	281,642
Prosperity Bancshares, Inc.	26,842	1,754,930
QCR Holdings, Inc.	4,788	259,941
Regions Financial Corp.	277,223	5,744,061
Renasant Corp.	16,046	478,010
Republic First Bancorp, Inc. (a)	16,729	70,095
S&T Bancorp, Inc.	10,663	301,336
Sandy Spring Bancorp, Inc.	13,255	520,524
Seacoast Banking Corp., Florida	17,493	568,523
ServisFirst Bancshares, Inc.	14,497	1,164,399
Signature Bank	18,489	4,478,960
Silvergate Capital Corp. (a)	9,019	1,054,862
Simmons First National Corp. Class A	33,461	798,714
Southside Bancshares, Inc.	9,395	368,190
Southstate Corp.	22,613	1,751,151
Stock Yards Bancorp, Inc.	7,146	373,593
SVB Financial Group (a)	17,367	8,468,844
Synovus Financial Corp.	42,181	1,752,199
Texas Capital Bancshares, Inc. (a)	14,483	743,847
Tompkins Financial Corp.	3,424	249,952
TowneBank	19,054	525,319
Trico Bancshares	7,770	291,764
TriState Capital Holdings, Inc. (a)	8,421	254,398
Triumph Bancorp, Inc. (a)	6,660	462,470
Truist Financial Corp.	395,608	19,127,647
Trustmark Corp.	17,888	498,717
U.S. Bancorp	399,138	19,382,141
UMB Financial Corp.	12,591	1,135,456
Umpqua Holdings Corp.	65,222	1,078,772
United Bankshares, Inc., West Virginia	40,747	1,355,245
United Community Bank, Inc.	31,909	961,737
Univest Corp. of Pennsylvania	9,112	229,622
Valley National Bancorp	124,744	1,494,433
Veritex Holdings, Inc.	14,573	478,723
Washington Trust Bancorp, Inc.	4,850	227,659
Webster Financial Corp.	53,130	2,655,969
Wells Fargo & Co.	1,148,064	50,090,032
WesBanco, Inc.	18,377	592,474
Westamerica Bancorp.	8,281	487,917
Western Alliance Bancorp.	31,505	2,397,846
Wintrust Financial Corp.	16,752	1,462,785
Zions Bancorp NA	44,703	2,526,167
		472,470,149
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	12,081	1,517,011
Ameriprise Financial, Inc.	32,751	8,695,063
Ares Management Corp.	49,700	3,291,134
Artisan Partners Asset Management, Inc.	20,066	644,921
Assetmark Financial Holdings, Inc. (a)	6,807	130,899
B. Riley Financial, Inc. (b)	4,917	222,052
Bakkt Holdings, Inc. Class A (a)(b)	14,903	56,929
Bank of New York Mellon Corp.	218,593	9,194,022
BGC Partners, Inc. Class A	95,285	345,885
BlackRock, Inc. Class A	42,229	26,379,612
Blackstone, Inc.	207,993	21,125,849
Blucora, Inc. (a)	14,370	290,993
Blue Owl Capital, Inc. Class A (b)	98,730	1,177,849
Bridge Investment Group Holdings, Inc. (b)	7,436	139,648
BrightSphere Investment Group, Inc.	10,420	208,817
Carlyle Group LP	40,816	1,481,213
Cboe Global Markets, Inc.	31,353	3,542,262
Charles Schwab Corp.	444,330	29,472,409
CME Group, Inc.	106,133	23,279,212
Cohen & Steers, Inc.	7,413	575,916
Coinbase Global, Inc. (a)(b)	8,747	985,874
Cowen Group, Inc. Class A	8,275	189,084
Diamond Hill Investment Group, Inc.	901	151,701
Donnelley Financial Solutions, Inc. (a)	9,519	278,621
Evercore, Inc. Class A	11,413	1,206,925
FactSet Research Systems, Inc.	11,181	4,511,422
Federated Hermes, Inc.	28,675	816,664
Focus Financial Partners, Inc. Class A (a)	16,619	655,620
Franklin Resources, Inc.	82,688	2,033,298
Galaxy Digital Holdings Ltd. (a)	30,346	331,889
GCM Grosvenor, Inc. Class A	10,287	84,868
Goldman Sachs Group, Inc.	100,320	30,646,757
GQG Partners, Inc. unit	198,520	199,562
Greenhill & Co., Inc.	5,742	69,536
Hamilton Lane, Inc. Class A	10,524	721,736
Houlihan Lokey	14,821	1,234,441
Interactive Brokers Group, Inc.	25,714	1,531,526
Intercontinental Exchange, Inc.	166,103	19,236,388
Invesco Ltd.	100,645	1,849,855
Janus Henderson Group PLC	49,544	1,510,101
Jefferies Financial Group, Inc.	56,892	1,749,998
KKR & Co. LP	172,840	8,809,655
Lazard Ltd. Class A	32,960	1,080,099
LPL Financial	23,723	4,456,840
MarketAxess Holdings, Inc.	11,167	2,943,733
Moelis & Co. Class A	17,761	786,102
Moody's Corp.	47,735	15,107,173
Morgan Stanley	418,794	33,750,608
Morningstar, Inc.	6,960	1,762,481
MSCI, Inc.	24,001	10,110,421
NASDAQ, Inc.	34,753	5,469,080
Northern Trust Corp.	61,449	6,332,319
Open Lending Corp. (a)	30,122	410,864
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	92,310
P10, Inc. (a)	7,003	84,736
Perella Weinberg Partners Class A	13,243	102,104
Piper Jaffray Companies (b)	4,100	471,418
PJT Partners, Inc.	7,065	466,219
Raymond James Financial, Inc.	55,274	5,387,004
S&P Global, Inc.	104,657	39,403,361
Sculptor Capital Management, Inc. Class A	5,150	53,869
SEI Investments Co.	30,865	1,719,798
State Street Corp.	108,224	7,247,761
StepStone Group, Inc. Class A (b)	14,940	382,763
Stifel Financial Corp.	30,786	1,904,114
StoneX Group, Inc. (a)	4,973	337,070
T. Rowe Price Group, Inc.	67,726	8,333,007
Tradeweb Markets, Inc. Class A	30,973	2,204,968
Victory Capital Holdings, Inc.	7,164	193,356
Virtu Financial, Inc. Class A	24,066	695,026
Virtus Investment Partners, Inc.	2,109	373,630
WisdomTree Investments, Inc.	30,290	176,591
		362,416,042
Consumer Finance - 0.6%
Ally Financial, Inc.	99,471	3,974,861
American Express Co.	181,665	31,738,692
Atlanticus Holdings Corp. (a)	1,761	75,793
Capital One Financial Corp.	122,271	15,237,412
Credit Acceptance Corp. (a)(b)	2,356	1,207,450
CURO Group Holdings Corp.	6,864	80,583
Discover Financial Services	84,949	9,553,365
Encore Capital Group, Inc. (a)	7,568	437,506
Enova International, Inc. (a)	10,729	401,265
EZCORP, Inc. (non-vtg.) Class A (a)	16,438	115,066
FirstCash Holdings, Inc.	11,779	939,729
Green Dot Corp. Class A (a)	17,294	457,945
Katapult Holdings, Inc. (a)	22,989	40,691
LendingClub Corp. (a)	30,649	467,397
LendingTree, Inc. (a)	3,451	274,078
Medallion Financial Corp.	5,890	46,119
MoneyLion, Inc. (a)	47,245	98,270
Navient Corp.	46,520	739,203
Nelnet, Inc. Class A	5,988	491,435
OneMain Holdings, Inc.	31,708	1,456,348
Oportun Financial Corp. (a)	6,110	70,815
PRA Group, Inc. (a)(b)	12,718	534,538
PROG Holdings, Inc. (a)	17,054	451,419
Regional Management Corp.	2,746	118,215
SLM Corp.	82,691	1,383,420
SoFi Technologies, Inc. (a)(b)	191,096	1,169,508
Sunlight Financial Holdings, Inc. Class A (a)	17,510	72,667
Synchrony Financial	153,229	5,640,359
Upstart Holdings, Inc. (a)(b)	14,466	1,085,239
World Acceptance Corp. (a)(b)	1,251	236,076
		78,595,464
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	2,150	169,420
Apollo Global Management, Inc.	109,878	5,467,529
Berkshire Hathaway, Inc. Class B (a)	541,240	174,728,509
Cannae Holdings, Inc. (a)	24,549	549,898
Equitable Holdings, Inc.	111,627	3,218,206
Jackson Financial, Inc.	27,466	1,162,086
Voya Financial, Inc. (b)	31,853	2,011,198
		187,306,846
Insurance - 2.2%
AFLAC, Inc.	177,584	10,172,012
Alleghany Corp. (a)	4,068	3,402,882
Allstate Corp.	82,928	10,493,709
AMBAC Financial Group, Inc. (a)	14,439	111,613
American Equity Investment Life Holding Co.	24,243	914,446
American Financial Group, Inc.	19,428	2,690,389
American International Group, Inc.	245,359	14,355,955
American National Group, Inc.	3,936	742,369
Amerisafe, Inc.	5,907	273,789
Aon PLC	63,471	18,279,013
Arch Capital Group Ltd. (a)	114,127	5,212,180
Argo Group International Holdings, Ltd.	10,382	444,350
Arthur J. Gallagher & Co.	61,481	10,358,934
Assurant, Inc.	16,852	3,065,042
Assured Guaranty Ltd.	20,434	1,126,935
Axis Capital Holdings Ltd.	22,652	1,298,639
Brighthouse Financial, Inc. (a)	23,140	1,188,470
Brown & Brown, Inc.	69,280	4,293,974
BRP Group, Inc. (a)	16,562	382,913
Chubb Ltd.	127,330	26,287,279
Cincinnati Financial Corp.	44,317	5,435,923
CNO Financial Group, Inc.	34,976	844,321
eHealth, Inc. (a)	6,395	51,480
Employers Holdings, Inc.	8,870	348,946
Enstar Group Ltd. (a)	3,673	865,910
Erie Indemnity Co. Class A	7,352	1,178,379
Everest Re Group Ltd.	11,693	3,212,184
Fidelity National Financial, Inc.	84,831	3,377,970
First American Financial Corp.	32,427	1,890,818
Genworth Financial, Inc. Class A (a)	151,267	561,201
Globe Life, Inc.	27,349	2,682,390
GoHealth, Inc. (a)(b)	19,265	14,395
Goosehead Insurance	5,747	330,395
Hanover Insurance Group, Inc.	10,457	1,535,297
Hartford Financial Services Group, Inc.	98,859	6,913,210
HCI Group, Inc.	2,402	153,944
Hippo Holdings, Inc. (a)	115,929	217,947
Horace Mann Educators Corp.	12,305	490,354
James River Group Holdings Ltd.	10,815	256,424
Kemper Corp.	17,505	808,031
Kinsale Capital Group, Inc.	6,348	1,407,288
Lemonade, Inc. (a)(b)	11,091	231,358
Lincoln National Corp.	49,265	2,963,290
Loews Corp.	58,009	3,645,286
Markel Corp. (a)	4,043	5,471,311
Marsh & McLennan Companies, Inc.	149,187	24,123,538
MBIA, Inc. (a)(b)	14,633	176,181
Mercury General Corp.	7,900	398,397
MetLife, Inc.	207,642	13,637,927
National Western Life Group, Inc.	664	131,977
Old Republic International Corp.	84,031	1,849,522
Oscar Health, Inc. (a)	12,176	89,615
Palomar Holdings, Inc. (a)	7,089	385,996
Primerica, Inc.	11,561	1,497,843
Principal Financial Group, Inc.	71,327	4,860,222
ProAssurance Corp.	16,217	398,452
Progressive Corp.	172,813	18,553,204
Prudential Financial, Inc.	111,810	12,132,503
Reinsurance Group of America, Inc.	19,750	2,119,570
RenaissanceRe Holdings Ltd.	12,920	1,854,278
RLI Corp.	12,021	1,379,770
Root, Inc. (a)	34,903	67,363
Ryan Specialty Group Holdings, Inc. (b)	17,215	636,783
Safety Insurance Group, Inc.	4,119	354,399
Selective Insurance Group, Inc.	17,705	1,458,184
Selectquote, Inc. (a)(b)	33,790	69,607
Siriuspoint Ltd. (a)(b)	25,159	157,999
Stewart Information Services Corp.	7,762	400,519
The Travelers Companies, Inc.	71,262	12,190,078
Tiptree, Inc.	7,702	89,574
Trean Insurance Group, Inc. (a)	4,901	24,603
Trupanion, Inc. (a)(b)	10,152	645,870
United Fire Group, Inc.	6,415	187,895
Universal Insurance Holdings, Inc.	8,298	104,223
Unum Group	60,174	1,836,510
W.R. Berkley Corp.	62,113	4,129,893
White Mountains Insurance Group Ltd.	874	915,969
Willis Towers Watson PLC	36,051	7,745,918
		274,587,327
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	3,260	24,743
AGNC Investment Corp.	156,291	1,716,075
Annaly Capital Management, Inc.	433,823	2,785,144
Apollo Commercial Real Estate Finance, Inc.	39,057	470,246
Arbor Realty Trust, Inc.	43,973	751,938
Ares Commercial Real Estate Corp.	14,498	218,485
Armour Residential REIT, Inc.	27,804	204,081
Blackstone Mortgage Trust, Inc.	49,560	1,488,782
BrightSpire Capital, Inc.	26,250	223,125
Broadmark Realty Capital, Inc.	40,095	313,142
Cherry Hill Mortgage Investment Corp.	4,889	32,023
Chimera Investment Corp.	70,468	706,089
Dynex Capital, Inc.	11,761	190,881
Ellington Financial LLC	17,439	282,337
Ellington Residential Mortgage REIT	4,470	39,247
Franklin BSP Realty Trust, Inc.	13,043	172,950
Granite Point Mortgage Trust, Inc.	16,503	160,574
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,944	997,511
Invesco Mortgage Capital, Inc.	91,848	159,816
KKR Real Estate Finance Trust, Inc.	13,360	253,840
Ladder Capital Corp. Class A	31,085	354,058
MFA Financial, Inc.	30,817	439,142
New Residential Investment Corp.	140,508	1,461,283
New York Mortgage Trust, Inc.	112,477	362,176
Orchid Island Capital, Inc.	54,986	152,861
PennyMac Mortgage Investment Trust	28,153	431,867
Ready Capital Corp.	19,765	287,976
Redwood Trust, Inc.	33,616	326,075
Sachem Capital Corp.	8,248	39,755
Starwood Property Trust, Inc.	89,692	2,052,153
TPG RE Finance Trust, Inc.	16,894	178,232
Two Harbors Investment Corp.	103,517	497,917
		17,774,524
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	15,633	592,178
Blue Foundry Bancorp	9,232	116,508
Capitol Federal Financial, Inc.	37,390	360,066
Columbia Financial, Inc. (a)(b)	11,387	215,784
Essent Group Ltd.	32,731	1,326,587
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,753	281,990
Flagstar Bancorp, Inc.	15,072	532,042
Hingham Institution for Savings	463	149,581
Kearny Financial Corp.	21,286	252,452
Merchants Bancorp	7,201	169,368
MGIC Investment Corp.	96,496	1,260,238
Mr. Cooper Group, Inc. (a)	21,835	981,920
New York Community Bancorp, Inc.	135,807	1,254,857
NMI Holdings, Inc. (a)	24,111	443,160
Northfield Bancorp, Inc.	16,441	215,213
Ocwen Financial Corp. (a)	2,028	42,182
PennyMac Financial Services, Inc.	8,855	429,999
Provident Financial Services, Inc.	21,201	469,178
Radian Group, Inc.	52,550	1,124,045
Rocket Companies, Inc. (b)	39,823	352,434
Southern Missouri Bancorp, Inc.	2,388	100,774
TFS Financial Corp.	13,507	202,470
Trustco Bank Corp., New York	5,797	180,577
UWM Holdings Corp. Class A (b)	27,849	103,320
Walker & Dunlop, Inc.	8,616	1,031,852
Washington Federal, Inc.	19,670	598,558
Waterstone Financial, Inc.	7,883	126,601
WSFS Financial Corp.	19,945	799,196
		13,713,130
TOTAL FINANCIALS		1,406,863,482
HEALTH CARE - 13.8%
Biotechnology - 2.4%
2seventy bio, Inc. (a)(b)	6,480	87,221
4D Molecular Therapeutics, Inc. (a)(b)	8,378	99,782
AbbVie, Inc.	522,279	76,712,340
ACADIA Pharmaceuticals, Inc. (a)	34,289	632,289
Adagio Therapeutics, Inc.	6,063	17,340
Adicet Bio, Inc. (a)	5,719	84,298
ADMA Biologics, Inc. (a)	57,340	105,506
Adverum Biotechnologies, Inc. (a)(b)	19,121	20,459
Aeglea BioTherapeutics, Inc. (a)	12,230	17,611
Agenus, Inc. (a)(b)	70,560	130,536
Agios Pharmaceuticals, Inc. (a)	15,990	351,300
Akebia Therapeutics, Inc. (a)	67,750	28,130
Akero Therapeutics, Inc. (a)	6,714	70,430
Alaunos Therapeutics, Inc. (a)(b)	52,188	27,733
Albireo Pharma, Inc. (a)(b)	5,944	189,138
Aldeyra Therapeutics, Inc. (a)	17,662	54,222
Alector, Inc. (a)	19,221	184,522
Alkermes PLC (a)	47,159	1,360,537
Allakos, Inc. (a)	9,786	36,893
Allogene Therapeutics, Inc. (a)(b)	23,966	200,116
Allovir, Inc. (a)(b)	8,322	37,865
Alnylam Pharmaceuticals, Inc. (a)	35,524	4,739,967
Altimmune, Inc. (a)	14,889	67,298
ALX Oncology Holdings, Inc. (a)(b)	5,646	72,156
Amgen, Inc.	166,369	38,795,587
Amicus Therapeutics, Inc. (a)	75,016	531,113
AnaptysBio, Inc. (a)(b)	6,176	144,518
Anavex Life Sciences Corp. (a)(b)	22,280	191,385
Anika Therapeutics, Inc. (a)	3,908	84,139
Apellis Pharmaceuticals, Inc. (a)	26,297	1,144,708
Applied Molecular Transport, Inc. (a)(b)	5,664	24,299
Arbutus Biopharma Corp. (a)(b)	23,757	55,354
Arcturus Therapeutics Holdings, Inc. (a)(b)	6,139	118,974
Arcus Biosciences, Inc. (a)(b)	12,725	308,072
Arcutis Biotherapeutics, Inc. (a)	7,698	155,423
Ardelyx, Inc. (a)(b)	19,519	16,062
Arrowhead Pharmaceuticals, Inc. (a)	31,355	1,289,004
Assembly Biosciences, Inc. (a)	10,537	18,545
Atara Biotherapeutics, Inc. (a)	25,684	163,350
Athersys, Inc. (a)(b)	75,990	37,243
Atossa Therapeutics, Inc. (a)	38,462	38,847
Atreca, Inc. (a)	5,317	10,421
AVEO Pharmaceuticals, Inc. (a)	7,607	38,644
Avid Bioservices, Inc. (a)(b)	19,028	256,117
Avidity Biosciences, Inc. (a)(b)	11,375	162,663
Avita Medical, Inc. (a)	6,299	38,424
Beam Therapeutics, Inc. (a)(b)	13,516	507,255
BioAtla, Inc. (a)	4,776	16,620
BioCryst Pharmaceuticals, Inc. (a)(b)	53,788	499,691
Biogen, Inc. (a)	43,252	8,972,195
Biohaven Pharmaceutical Holding Co. Ltd. (a)	18,088	1,612,907
BioMarin Pharmaceutical, Inc. (a)	54,180	4,407,543
BioXcel Therapeutics, Inc. (a)(b)	5,631	73,822
bluebird bio, Inc. (a)(b)	19,130	69,442
Blueprint Medicines Corp. (a)	17,544	1,023,692
BridgeBio Pharma, Inc. (a)(b)	32,452	260,265
C4 Therapeutics, Inc. (a)	10,993	94,210
CareDx, Inc. (a)	15,498	471,759
Caribou Biosciences, Inc.	6,462	47,819
Catalyst Pharmaceutical Partners, Inc. (a)	27,352	208,422
Cel-Sci Corp. (a)(b)	10,115	28,929
Celldex Therapeutics, Inc. (a)	13,092	399,961
Century Therapeutics, Inc.	3,349	40,255
Cerevel Therapeutics Holdings (a)(b)	16,714	489,386
ChemoCentryx, Inc. (a)	14,292	263,830
Chimerix, Inc. (a)	24,476	107,694
Chinook Therapeutics, Inc. (a)	15,350	232,246
Clovis Oncology, Inc. (a)(b)	42,503	85,006
Cogent Biosciences, Inc. (a)	10,834	69,554
Coherus BioSciences, Inc. (a)	18,249	164,971
Concert Pharmaceuticals, Inc. (a)	4,143	12,926
Cortexyme, Inc. (a)(b)	4,446	16,272
Crinetics Pharmaceuticals, Inc. (a)	11,567	235,041
CRISPR Therapeutics AG (a)(b)	20,950	1,039,539
CTI BioPharma Corp. (a)(b)	24,902	127,249
Cue Biopharma, Inc. (a)(b)	8,332	32,995
Cullinan Oncology, Inc. (a)(b)	6,717	65,894
Cytokinetics, Inc. (a)(b)	24,578	979,925
CytomX Therapeutics, Inc. (a)	16,848	28,810
Day One Biopharmaceuticals, Inc. (a)	3,643	31,038
Deciphera Pharmaceuticals, Inc. (a)(b)	13,320	134,798
Denali Therapeutics, Inc. (a)(b)	27,175	646,765
DermTech, Inc. (a)(b)	6,917	59,140
Design Therapeutics, Inc. (a)	3,174	37,898
Dynavax Technologies Corp. (a)(b)	33,916	299,478
Dyne Therapeutics, Inc. (a)(b)	7,475	59,651
Eagle Pharmaceuticals, Inc. (a)	4,147	183,007
Editas Medicine, Inc. (a)(b)	21,325	282,343
Eiger Biopharmaceuticals, Inc. (a)(b)	10,296	70,734
Emergent BioSolutions, Inc. (a)	13,974	452,478
Enanta Pharmaceuticals, Inc. (a)	5,363	345,377
Entrada Therapeutics, Inc.	3,555	21,259
Epizyme, Inc. (a)	59,159	38,181
Erasca, Inc.	6,305	45,900
Exact Sciences Corp. (a)(b)	50,968	2,805,788
Exelixis, Inc. (a)	92,998	2,077,575
Fate Therapeutics, Inc. (a)(b)	23,674	676,129
FibroGen, Inc. (a)	25,149	233,886
Foghorn Therapeutics, Inc. (a)(b)	6,298	72,994
Forma Therapeutics Holdings, Inc. (a)	8,975	67,851
G1 Therapeutics, Inc. (a)(b)	9,423	48,434
Generation Bio Co. (a)(b)	12,136	76,821
Geron Corp. (a)	103,255	145,590
Gilead Sciences, Inc.	370,727	21,998,940
Global Blood Therapeutics, Inc. (a)	18,212	559,108
Gossamer Bio, Inc. (a)	14,807	102,316
Gritstone Bio, Inc. (a)	32,940	85,315
Halozyme Therapeutics, Inc. (a)	41,591	1,659,481
Harpoon Therapeutics, Inc. (a)(b)	6,208	13,968
Heron Therapeutics, Inc. (a)(b)	31,910	144,233
Homology Medicines, Inc. (a)(b)	11,181	18,560
Horizon Therapeutics PLC (a)	66,899	6,593,565
Humacyte, Inc. Class A (a)(b)	19,100	135,228
Humanigen, Inc. (a)	20,513	38,564
iBio, Inc. (a)	52,622	15,397
Icosavax, Inc. (a)(b)	3,894	28,232
Ideaya Biosciences, Inc. (a)(b)	8,906	85,409
IGM Biosciences, Inc. (a)(b)	2,824	47,274
Imago BioSciences, Inc.	2,749	44,946
Immunic, Inc. (a)	5,487	37,147
ImmunityBio, Inc. (a)(b)	18,844	68,404
ImmunoGen, Inc. (a)	60,582	292,611
Immunovant, Inc. (a)(b)	12,341	56,892
Incyte Corp. (a)	55,265	4,142,664
Inhibrx, Inc. (a)(b)	6,823	108,145
Inovio Pharmaceuticals, Inc. (a)(b)	68,559	187,166
Insmed, Inc. (a)	36,957	811,945
Intellia Therapeutics, Inc. (a)	20,423	1,001,340
Intercept Pharmaceuticals, Inc. (a)(b)	6,898	108,368
Ionis Pharmaceuticals, Inc. (a)	41,282	1,517,526
Iovance Biotherapeutics, Inc. (a)	42,691	646,769
Ironwood Pharmaceuticals, Inc. Class A (a)	48,499	581,988
iTeos Therapeutics, Inc. (a)	5,848	156,083
Iveric Bio, Inc. (a)	31,346	434,142
Janux Therapeutics, Inc. (b)	3,913	38,504
Jounce Therapeutics, Inc. (a)	10,317	54,680
Kalvista Pharmaceuticals, Inc. (a)	8,523	108,498
Karuna Therapeutics, Inc. (a)	6,556	730,732
Karyopharm Therapeutics, Inc. (a)(b)	19,025	116,053
Keros Therapeutics, Inc. (a)	4,031	213,683
Kezar Life Sciences, Inc. (a)	12,105	143,807
Kiniksa Pharmaceuticals Ltd. (a)(b)	9,303	86,797
Kinnate Biopharma, Inc. (a)	3,715	27,751
Kodiak Sciences, Inc. (a)	9,357	56,329
Kronos Bio, Inc. (a)(b)	11,849	56,046
Krystal Biotech, Inc. (a)(b)	5,975	362,145
Kura Oncology, Inc. (a)(b)	19,346	277,615
Kymera Therapeutics, Inc. (a)(b)	10,322	323,595
Lexicon Pharmaceuticals, Inc. (a)	21,164	38,307
Ligand Pharmaceuticals, Inc. Class B (a)(b)	5,064	470,243
Lineage Cell Therapeutics, Inc. (a)(b)	35,265	43,023
Macrogenics, Inc. (a)	19,378	138,553
Madrigal Pharmaceuticals, Inc. (a)	3,500	245,000
MannKind Corp. (a)(b)	71,272	223,081
Mersana Therapeutics, Inc. (a)	20,712	72,078
MiMedx Group, Inc. (a)	27,918	110,276
Mirati Therapeutics, Inc. (a)	14,718	909,425
Mirum Pharmaceuticals, Inc. (a)	5,807	138,090
Moderna, Inc. (a)	104,189	14,004,043
Monte Rosa Therapeutics, Inc. (b)	3,844	41,900
Morphic Holding, Inc. (a)	7,693	233,175
Myovant Sciences Ltd. (a)(b)	14,387	133,943
Myriad Genetics, Inc. (a)	24,430	500,815
Natera, Inc. (a)	26,020	913,822
Neurocrine Biosciences, Inc. (a)	27,863	2,508,506
NextCure, Inc. (a)(b)	6,405	26,645
Nkarta, Inc. (a)(b)	4,061	74,885
Novavax, Inc. (a)(b)	22,369	1,008,171
Nurix Therapeutics, Inc. (a)(b)	13,272	146,921
Nuvalent, Inc. Class A (a)(b)	3,175	32,671
Ocugen, Inc. (a)(b)	61,263	134,166
Olema Pharmaceuticals, Inc. (a)(b)	7,969	20,321
Opko Health, Inc. (a)(b)	123,114	332,408
Organogenesis Holdings, Inc. Class A (a)	19,995	128,768
ORIC Pharmaceuticals, Inc. (a)	8,946	29,701
Outlook Therapeutics, Inc. (a)(b)	54,171	83,965
Oyster Point Pharma, Inc. (a)(b)	3,043	19,414
Palatin Technologies, Inc. (a)(b)	38,374	14,724
Passage Bio, Inc. (a)	10,584	20,639
PDL BioPharma, Inc. (a)(c)	20,940	51,722
PDS Biotechnology Corp. (a)	7,380	40,811
Pieris Pharmaceuticals, Inc. (a)	14,039	39,309
PMV Pharmaceuticals, Inc. (a)(b)	7,577	109,791
Point Biopharma Global, Inc. (a)(b)	22,128	188,309
Praxis Precision Medicines, Inc. (a)(b)	9,597	77,736
Precigen, Inc. (a)(b)	28,484	37,884
Precision BioSciences, Inc. (a)	11,660	23,203
Prelude Therapeutics, Inc. (a)(b)	2,911	13,361
Prometheus Biosciences, Inc. (a)	3,265	85,870
Protagonist Therapeutics, Inc. (a)	13,996	127,224
Prothena Corp. PLC (a)	10,572	308,280
PTC Therapeutics, Inc. (a)	20,542	725,749
Puma Biotechnology, Inc. (a)	8,302	19,593
Radius Health, Inc. (a)(b)	13,175	90,117
RAPT Therapeutics, Inc. (a)	5,487	83,018
Recursion Pharmaceuticals, Inc. (a)	6,398	39,668
Regeneron Pharmaceuticals, Inc. (a)	31,511	20,769,215
REGENXBIO, Inc. (a)(b)	11,322	314,299
Relay Therapeutics, Inc. (a)(b)	23,002	548,138
Repligen Corp. (a)	15,182	2,387,218
Replimune Group, Inc. (a)	7,391	123,947
Revolution Medicines, Inc. (a)(b)	19,107	381,567
Rhythm Pharmaceuticals, Inc. (a)(b)	11,573	72,447
Rigel Pharmaceuticals, Inc. (a)	48,228	113,818
Rocket Pharmaceuticals, Inc. (a)(b)	14,677	150,880
Rubius Therapeutics, Inc. (a)(b)	10,823	17,966
S.A.B. Biotherapeutics, Inc. (a)(b)	9,400	23,500
Sage Therapeutics, Inc. (a)	15,698	494,801
Sana Biotechnology, Inc. (a)(b)	25,993	196,247
Sangamo Therapeutics, Inc. (a)	39,552	164,141
Sarepta Therapeutics, Inc. (a)	25,629	1,853,489
Scholar Rock Holding Corp. (a)(b)	7,430	52,530
Seagen, Inc. (a)	39,374	5,158,388
Selecta Biosciences, Inc. (a)(b)	21,885	16,770
Seres Therapeutics, Inc. (a)	17,842	84,393
Sesen Bio, Inc. (a)	58,324	22,169
Shattuck Labs, Inc. (a)	7,975	30,624
Silverback Therapeutics, Inc. (a)	6,944	21,596
Solid Biosciences, Inc. (a)	29,768	16,670
Sorrento Therapeutics, Inc. (a)(b)	90,267	136,303
Spectrum Pharmaceuticals, Inc. (a)	56,887	45,948
Spero Therapeutics, Inc. (a)(b)	8,169	39,701
Springworks Therapeutics, Inc. (a)(b)	7,585	325,472
Stoke Therapeutics, Inc. (a)	6,061	87,521
Sutro Biopharma, Inc. (a)	12,878	77,397
Syndax Pharmaceuticals, Inc. (a)	12,285	206,019
Taysha Gene Therapies, Inc. (a)	6,954	25,452
TCR2 Therapeutics, Inc. (a)	7,559	16,101
Tenaya Therapeutics, Inc. (a)(b)	4,291	39,563
TG Therapeutics, Inc. (a)	36,759	255,107
Travere Therapeutics, Inc. (a)	15,594	391,877
Turning Point Therapeutics, Inc. (a)	14,635	430,854
Twist Bioscience Corp. (a)	16,221	467,814
Ultragenyx Pharmaceutical, Inc. (a)	20,232	1,430,200
uniQure B.V. (a)	10,967	163,847
United Therapeutics Corp. (a)	13,375	2,374,865
Vanda Pharmaceuticals, Inc. (a)	15,581	154,564
Vaxart, Inc. (a)(b)	41,382	144,009
Vaxcyte, Inc. (a)	8,806	213,193
VBI Vaccines, Inc. (a)(b)	79,695	99,619
Veracyte, Inc. (a)(b)	21,573	441,599
Verastem, Inc. (a)	56,724	80,548
Vericel Corp. (a)	14,556	414,846
Vertex Pharmaceuticals, Inc. (a)	75,169	20,537,674
Verve Therapeutics, Inc. (b)	4,301	64,171
Viking Therapeutics, Inc. (a)	19,944	47,467
Vir Biotechnology, Inc. (a)(b)	21,171	430,830
Viridian Therapeutics, Inc. (a)(b)	6,511	89,591
VistaGen Therapeutics, Inc. (a)	67,534	85,768
Voyager Therapeutics, Inc. (a)	10,924	80,073
Xencor, Inc. (a)	18,159	453,612
Y-mAbs Therapeutics, Inc. (a)(b)	9,608	80,707
Zentalis Pharmaceuticals, Inc. (a)	10,760	285,355
		292,959,586
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	522,325	59,283,888
Abiomed, Inc. (a)	13,363	3,829,569
Accuray, Inc. (a)	24,842	66,080
Align Technology, Inc. (a)	21,700	6,291,047
Alphatec Holdings, Inc. (a)	19,560	212,226
Angiodynamics, Inc. (a)	11,711	246,517
Artivion, Inc. (a)(b)	11,654	236,460
Asensus Surgical, Inc. (a)	84,927	38,497
Atricure, Inc. (a)	13,535	702,873
Atrion Corp.	412	258,167
Avanos Medical, Inc. (a)	14,338	418,096
AxoGen, Inc. (a)	13,463	97,472
Axonics Modulation Technologies, Inc. (a)	13,779	714,028
Baxter International, Inc.	148,527	10,554,329
Becton, Dickinson & Co.	84,167	20,805,241
Beyond Air, Inc. (a)(b)	8,539	50,892
BioLife Solutions, Inc. (a)	9,512	120,517
Bioventus, Inc. (a)(b)	6,431	77,365
Boston Scientific Corp. (a)	420,788	17,719,383
Butterfly Network, Inc. Class A (a)(b)	41,152	137,036
Cardiovascular Systems, Inc. (a)	12,989	242,894
Cerus Corp. (a)	53,786	248,491
ClearPoint Neuro, Inc. (a)	4,520	38,736
Co.-Diagnostics, Inc. (a)(b)	6,703	29,493
CONMED Corp.	8,557	1,137,739
CryoPort, Inc. (a)(b)	15,046	339,438
Cutera, Inc. (a)(b)	4,852	263,512
Dentsply Sirona, Inc.	64,900	2,595,351
DexCom, Inc. (a)	28,648	11,705,000
Eargo, Inc. (a)(b)	8,731	33,003
Edwards Lifesciences Corp. (a)	184,502	19,516,622
Embecta Corp. (a)	16,219	493,544
Enovis Corp. (a)(b)	13,241	858,944
Envista Holdings Corp. (a)	47,626	1,886,942
Figs, Inc. Class A (a)	10,552	165,244
Glaukos Corp. (a)	13,862	655,534
Globus Medical, Inc. (a)	23,558	1,560,011
Haemonetics Corp. (a)	15,153	767,803
Heska Corp. (a)	3,328	365,548
Hologic, Inc. (a)	73,939	5,322,869
ICU Medical, Inc. (a)(b)	5,924	1,267,677
IDEXX Laboratories, Inc. (a)	25,064	10,789,551
Inari Medical, Inc. (a)	9,513	767,699
Inogen, Inc. (a)	6,423	162,373
Insulet Corp. (a)	20,411	4,878,025
Integer Holdings Corp. (a)	9,822	738,320
Integra LifeSciences Holdings Corp. (a)	21,748	1,330,108
Intersect ENT, Inc. (a)	10,723	293,489
IntriCon Corp. (a)	3,469	83,291
Intuitive Surgical, Inc. (a)	105,655	25,283,242
IRadimed Corp.	2,130	70,098
iRhythm Technologies, Inc. (a)	8,652	1,067,397
Lantheus Holdings, Inc. (a)	19,901	1,321,625
LeMaitre Vascular, Inc.	5,503	237,785
LivaNova PLC (a)	15,712	1,204,482
Masimo Corp. (a)	15,051	1,700,311
Medtronic PLC	397,148	41,446,365
Meridian Bioscience, Inc. (a)	12,946	331,288
Merit Medical Systems, Inc. (a)	15,142	938,955
Mesa Laboratories, Inc.	1,549	330,913
Natus Medical, Inc. (a)	10,610	352,995
Neogen Corp. (a)	31,538	832,603
Nevro Corp. (a)	10,637	656,197
Novocure Ltd. (a)(b)	26,122	2,000,423
NuVasive, Inc. (a)	15,151	779,367
OraSure Technologies, Inc. (a)(b)	19,931	122,376
Ortho Clinical Diagnostics Holdings PLC (a)	33,544	590,710
Orthofix International NV (a)	6,582	204,042
OrthoPediatrics Corp. (a)(b)	3,923	176,849
Outset Medical, Inc. (a)(b)	12,232	426,652
Owlet, Inc. (a)	21,633	80,691
Penumbra, Inc. (a)	10,369	1,789,275
PROCEPT BioRobotics Corp.	2,227	79,192
Pulmonx Corp. (a)(b)	11,674	281,343
Quidel Corp. (a)	11,183	1,125,233
Quotient Ltd. (a)	24,935	14,385
ResMed, Inc.	43,199	8,638,504
Seaspine Holdings Corp. (a)	9,689	90,205
Semler Scientific, Inc. (a)	2,238	102,926
Senseonics Holdings, Inc. (a)(b)	125,352	175,493
Shockwave Medical, Inc. (a)	10,353	1,564,649
SI-BONE, Inc. (a)(b)	7,854	156,923
Sientra, Inc. (a)(b)	13,822	19,627
Sight Sciences, Inc.	3,455	24,116
Silk Road Medical, Inc. (a)(b)	10,049	352,217
SmileDirectClub, Inc. (a)(b)	28,595	52,901
Staar Surgical Co. (a)	13,960	796,976
STERIS PLC	29,398	6,586,622
Stryker Corp.	99,095	23,907,660
SurModics, Inc. (a)	4,498	173,893
Tactile Systems Technology, Inc. (a)	5,822	98,275
Tandem Diabetes Care, Inc. (a)	18,946	1,827,910
Teleflex, Inc.	13,747	3,926,418
The Cooper Companies, Inc.	14,590	5,267,574
TransMedics Group, Inc. (a)(b)	8,513	178,432
Treace Medical Concepts, Inc. (a)	3,998	78,361
UFP Technologies, Inc. (a)	2,093	143,726
Utah Medical Products, Inc.	1,086	91,865
Vapotherm, Inc. (a)(b)	6,703	29,761
Varex Imaging Corp. (a)(b)	11,090	220,137
Vicarious Surgical, Inc. (a)(b)	15,724	77,362
ViewRay, Inc. (a)	38,956	104,013
Zimmer Biomet Holdings, Inc.	61,379	7,411,514
Zimvie, Inc. (a)	6,051	136,148
Zomedica Corp. (a)(b)	318,952	78,781
Zynex, Inc. (b)	5,748	36,615
		336,191,332
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. (a)(b)	50,889	358,767
23andMe Holding Co. Class A (a)(b)	64,745	193,588
Acadia Healthcare Co., Inc. (a)	26,741	1,815,179
Accolade, Inc. (a)	17,821	99,085
AdaptHealth Corp. (a)	28,474	360,481
Addus HomeCare Corp. (a)	4,587	386,592
Agiliti, Inc. (a)	8,308	164,000
Amedisys, Inc. (a)	9,768	1,246,885
AmerisourceBergen Corp.	44,479	6,729,228
AMN Healthcare Services, Inc. (a)	13,954	1,364,004
Anthem, Inc.	71,699	35,987,879
Apollo Medical Holdings, Inc. (a)(b)	11,063	403,578
Aveanna Healthcare Holdings, Inc. (a)	13,072	38,170
Brookdale Senior Living, Inc. (a)	54,977	339,758
Cano Health, Inc. (a)	55,112	292,094
Cardinal Health, Inc.	81,330	4,721,207
CareMax, Inc. Class A (a)	20,985	138,291
Castle Biosciences, Inc. (a)	6,933	154,883
Centene Corp. (a)	172,473	13,892,732
Chemed Corp.	4,544	2,232,876
Cigna Corp.	95,346	23,529,486
Clover Health Investments Corp. (a)	81,801	220,045
Community Health Systems, Inc. (a)	36,998	283,775
Corvel Corp. (a)	2,875	445,855
Covetrus, Inc. (a)	31,113	429,359
Cross Country Healthcare, Inc. (a)	10,729	201,061
CVS Health Corp.	387,891	37,287,962
DaVita HealthCare Partners, Inc. (a)	18,065	1,957,704
DocGo, Inc. Class A (a)(b)	23,279	163,419
Encompass Health Corp.	29,265	2,014,310
Fulgent Genetics, Inc. (a)(b)	5,329	292,456
Guardant Health, Inc. (a)	29,968	1,849,026
Hanger, Inc. (a)	11,091	182,336
HCA Holdings, Inc.	70,767	15,183,060
HealthEquity, Inc. (a)	24,626	1,534,692
Henry Schein, Inc. (a)	40,619	3,294,201
Hims & Hers Health, Inc. (a)	39,481	166,215
Humana, Inc.	37,949	16,870,607
InfuSystems Holdings, Inc. (a)	4,576	36,288
Invitae Corp. (a)(b)	58,225	309,175
Laboratory Corp. of America Holdings	27,551	6,619,954
LHC Group, Inc. (a)	9,511	1,577,399
McKesson Corp.	44,188	13,681,047
MEDNAX, Inc. (a)(b)	25,713	476,205
Modivcare, Inc. (a)	3,600	374,292
Molina Healthcare, Inc. (a)	17,278	5,415,789
National Healthcare Corp.	3,866	263,120
National Research Corp. Class A	4,204	144,197
Oak Street Health, Inc. (a)(b)	41,263	746,448
Option Care Health, Inc. (a)	40,796	1,218,984
Owens & Minor, Inc.	21,967	779,609
Patterson Companies, Inc.	25,607	787,927
Pennant Group, Inc. (a)	7,614	124,793
PetIQ, Inc. Class A (a)(b)	7,858	156,374
Premier, Inc.	35,705	1,292,878
Privia Health Group, Inc. (a)	8,166	179,570
Progyny, Inc. (a)	20,427	785,418
Quest Diagnostics, Inc.	35,180	4,708,491
R1 RCM, Inc. (a)	38,914	876,343
RadNet, Inc. (a)	14,162	276,159
Select Medical Holdings Corp.	31,460	711,311
Sema4 Holdings Corp. Class A (a)(b)	42,643	91,682
Surgery Partners, Inc. (a)(b)	10,548	539,636
Tenet Healthcare Corp. (a)	31,496	2,283,775
The Ensign Group, Inc.	15,630	1,255,558
The Joint Corp. (a)	4,563	139,263
Tivity Health, Inc. (a)	13,949	448,181
U.S. Physical Therapy, Inc.	3,842	398,684
UnitedHealth Group, Inc.	278,308	141,533,533
Universal Health Services, Inc. Class B	21,451	2,628,391
		367,685,320
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	35,623	735,971
American Well Corp. (a)	55,189	172,742
Cerner Corp.	86,988	8,145,556
Certara, Inc. (a)	31,594	579,750
Change Healthcare, Inc. (a)	73,888	1,740,801
Computer Programs & Systems, Inc. (a)	5,009	159,887
Definitive Healthcare Corp. (b)	8,282	195,869
Doximity, Inc.	27,435	1,093,833
Evolent Health, Inc. (a)	23,175	637,776
GoodRx Holdings, Inc. (a)(b)	20,689	280,336
Health Catalyst, Inc. (a)(b)	14,989	249,417
HealthStream, Inc. (a)	8,543	163,171
iCAD, Inc. (a)	5,426	19,534
Inspire Medical Systems, Inc. (a)	8,011	1,648,343
MultiPlan Corp. Class A (a)	71,952	318,747
Nextgen Healthcare, Inc. (a)	16,318	307,594
Omnicell, Inc. (a)	12,938	1,412,441
OptimizeRx Corp. (a)(b)	5,200	146,172
Phreesia, Inc. (a)	15,637	357,775
Schrodinger, Inc. (a)	14,035	346,945
Sharecare, Inc. Class A (a)(b)	88,550	242,627
Simulations Plus, Inc. (b)	4,178	194,945
Tabula Rasa HealthCare, Inc. (a)	5,664	19,088
Teladoc Health, Inc. (a)(b)	47,385	1,599,718
Veeva Systems, Inc. Class A (a)	41,057	7,470,321
		28,239,359
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	26,848	1,282,260
Adaptive Biotechnologies Corp. (a)	31,196	257,367
Agilent Technologies, Inc.	88,752	10,585,451
Avantor, Inc. (a)	180,578	5,756,827
Azenta, Inc.	21,973	1,647,096
Berkeley Lights, Inc. (a)	13,996	69,630
Bio-Rad Laboratories, Inc. Class A (a)	6,363	3,258,238
Bio-Techne Corp.	11,608	4,407,442
BioNano Genomics, Inc. (a)(b)	91,524	149,184
Bruker Corp.	30,175	1,734,761
Charles River Laboratories International, Inc. (a)	14,812	3,577,246
ChromaDex, Inc. (a)(b)	12,689	23,982
Codexis, Inc. (a)	17,603	211,764
Danaher Corp.	188,132	47,245,589
Frontage Holdings Corp. (a)(d)	190,000	56,116
Illumina, Inc. (a)	46,222	13,711,756
Inotiv, Inc. (a)(b)	4,563	65,023
IQVIA Holdings, Inc. (a)	56,383	12,290,930
Maravai LifeSciences Holdings, Inc. (a)	32,261	991,381
Medpace Holdings, Inc. (a)	8,473	1,131,739
Mettler-Toledo International, Inc. (a)	6,788	8,671,874
Nanostring Technologies, Inc. (a)	13,314	250,037
Nautilus Biotechnology, Inc. (a)(b)	11,440	53,425
NeoGenomics, Inc. (a)	35,585	336,278
Pacific Biosciences of California, Inc. (a)(b)	66,262	420,101
PerkinElmer, Inc.	37,305	5,469,286
Personalis, Inc. (a)(b)	10,370	58,072
Quanterix Corp. (a)	9,626	213,601
Quantum-Si, Inc. (a)(b)	26,118	114,397
Science 37 Holdings, Inc. (a)(b)	14,077	55,041
Seer, Inc. (a)(b)	9,933	72,312
SomaLogic, Inc. Class A (a)	43,813	276,898
Sotera Health Co. (a)	28,927	589,532
Standard BioTools, Inc. (a)(b)	20,426	54,129
Syneos Health, Inc. (a)	30,843	2,254,315
Thermo Fisher Scientific, Inc.	116,449	64,386,981
Waters Corp. (a)	18,016	5,459,208
West Pharmaceutical Services, Inc.	21,990	6,928,169
		204,117,438
Pharmaceuticals - 3.8%
Aclaris Therapeutics, Inc. (a)	14,662	180,636
Aerie Pharmaceuticals, Inc. (a)(b)	12,944	92,032
Amneal Pharmaceuticals, Inc. (a)	31,218	120,501
Amphastar Pharmaceuticals, Inc. (a)	11,558	409,962
Ampio Pharmaceuticals, Inc. (a)(b)	42,328	9,744
ANI Pharmaceuticals, Inc. (a)(b)	2,953	87,143
Antares Pharma, Inc. (a)	59,493	331,079
Arvinas Holding Co. LLC (a)	12,718	699,108
Atea Pharmaceuticals, Inc. (a)	17,712	103,969
Athira Pharma, Inc. (a)	10,098	103,908
Axsome Therapeutics, Inc. (a)(b)	9,016	286,258
Bristol-Myers Squibb Co.	644,122	48,483,063
Cara Therapeutics, Inc. (a)	13,069	113,962
Cassava Sciences, Inc. (a)(b)	11,303	235,894
Catalent, Inc. (a)	52,821	4,783,470
Citius Pharmaceuticals, Inc. (a)(b)	91,742	92,659
Collegium Pharmaceutical, Inc. (a)(b)	10,399	167,424
Corcept Therapeutics, Inc. (a)	27,122	583,394
CymaBay Therapeutics, Inc. (a)	21,758	49,391
DICE Therapeutics, Inc.	4,811	97,760
Edgewise Therapeutics, Inc. (a)	4,994	39,852
Elanco Animal Health, Inc. (a)	138,890	3,515,306
Eli Lilly & Co.	234,599	68,533,406
Endo International PLC (a)	73,086	146,172
Esperion Therapeutics, Inc. (a)(b)	19,401	110,198
Evolus, Inc. (a)(b)	10,477	117,238
Eyepoint Pharmaceuticals, Inc. (a)	7,957	89,914
Fulcrum Therapeutics, Inc. (a)	9,196	88,466
Harmony Biosciences Holdings, Inc. (a)	6,914	311,407
Innoviva, Inc. (a)	18,814	320,967
Intra-Cellular Therapies, Inc. (a)	25,069	1,268,742
Jazz Pharmaceuticals PLC (a)	18,035	2,889,568
Johnson & Johnson	777,882	140,376,586
KemPharm, Inc. (a)	9,240	41,303
Liquidia Technologies, Inc. (a)	13,701	74,533
Marinus Pharmaceuticals, Inc. (a)(b)	10,999	72,813
Merck & Co., Inc.	746,322	66,191,298
Nektar Therapeutics (a)	53,907	222,636
NGM Biopharmaceuticals, Inc. (a)	12,159	151,744
Nuvation Bio, Inc. (a)(b)	35,584	165,821
Ocular Therapeutix, Inc. (a)	20,980	74,899
Omeros Corp. (a)(b)	19,278	66,895
Organon & Co.	74,768	2,417,249
Pacira Biosciences, Inc. (a)	13,013	970,379
Paratek Pharmaceuticals, Inc. (a)(b)	11,958	26,427
Perrigo Co. PLC	39,736	1,362,945
Pfizer, Inc.	1,658,456	81,380,436
Phathom Pharmaceuticals, Inc. (a)(b)	4,790	61,983
Phibro Animal Health Corp. Class A	6,283	113,031
Pliant Therapeutics, Inc. (a)	6,745	39,526
Prestige Brands Holdings, Inc. (a)	14,838	811,045
Provention Bio, Inc. (a)(b)	13,480	60,525
Reata Pharmaceuticals, Inc. (a)(b)	8,185	207,735
Relmada Therapeutics, Inc. (a)(b)	7,801	195,883
Revance Therapeutics, Inc. (a)	18,911	309,762
Royalty Pharma PLC	104,948	4,468,686
SIGA Technologies, Inc.	9,940	68,288
Supernus Pharmaceuticals, Inc. (a)(b)	15,371	428,851
TherapeuticsMD, Inc. (a)(b)	152,815	30,823
Theravance Biopharma, Inc. (a)	16,083	155,201
Tricida, Inc. (a)(b)	9,901	91,386
Ventyx Biosciences, Inc.	3,063	44,505
Viatris, Inc.	355,461	3,671,912
Xeris Biopharma Holdings, Inc. (a)(b)	34,104	83,214
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	1,629
Zoetis, Inc. Class A	140,018	24,818,191
Zynerba Pharmaceuticals, Inc. (a)(b)	12,107	17,071
		463,737,804
TOTAL HEALTH CARE		1,692,930,839
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.5%
AAR Corp. (a)	9,674	454,485
Aerojet Rocketdyne Holdings, Inc. (a)	22,676	906,586
AeroVironment, Inc. (a)	6,863	551,236
AerSale Corp. (a)	5,099	73,834
Archer Aviation, Inc. Class A (a)(b)	35,815	165,107
Astra Space, Inc. Class A (a)(b)	38,863	124,362
Astronics Corp. (a)	7,109	68,886
Axon Enterprise, Inc. (a)	20,202	2,266,664
BWX Technologies, Inc.	27,016	1,402,671
Byrna Technologies, Inc. (a)(b)	4,506	26,676
Cadre Holding, Inc.	1,818	46,141
Curtiss-Wright Corp.	11,374	1,625,458
Ducommun, Inc. (a)	3,558	181,707
General Dynamics Corp.	68,100	16,107,693
HEICO Corp. (b)	13,317	1,880,760
HEICO Corp. Class A	20,931	2,441,392
Hexcel Corp.	25,036	1,360,957
Howmet Aerospace, Inc.	111,783	3,814,036
Huntington Ingalls Industries, Inc.	11,750	2,499,695
Kaman Corp.	8,677	338,490
Kratos Defense & Security Solutions, Inc. (a)	37,894	574,852
L3Harris Technologies, Inc.	58,062	13,485,480
Lockheed Martin Corp.	71,616	30,946,706
Maxar Technologies, Inc.	21,165	681,725
Mercury Systems, Inc. (a)	16,675	930,298
Momentus, Inc. Class A (a)(b)	23,554	65,951
Moog, Inc. Class A	8,601	686,962
National Presto Industries, Inc.	1,402	99,724
Northrop Grumman Corp.	43,332	19,040,081
Park Aerospace Corp.	7,178	83,983
Parsons Corp. (a)	8,036	296,769
Raytheon Technologies Corp.	440,696	41,826,457
Rocket Lab U.S.A., Inc. Class A (a)(b)	43,260	319,259
Spirit AeroSystems Holdings, Inc. Class A	30,969	1,301,937
Textron, Inc.	64,861	4,491,624
The Boeing Co. (a)	162,135	24,132,173
TransDigm Group, Inc. (a)	15,548	9,248,106
Triumph Group, Inc. (a)	18,629	419,898
Vectrus, Inc. (a)	3,976	143,534
Virgin Galactic Holdings, Inc. (a)(b)	53,668	401,973
Woodward, Inc.	18,638	2,059,126
		187,573,454
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	17,229	539,268
Atlas Air Worldwide Holdings, Inc. (a)	7,967	549,245
C.H. Robinson Worldwide, Inc.	38,277	4,063,104
Expeditors International of Washington, Inc.	50,042	4,957,661
FedEx Corp.	72,440	14,396,726
Forward Air Corp.	8,223	797,384
GXO Logistics, Inc. (a)	29,137	1,724,619
Hub Group, Inc. Class A (a)	9,893	664,414
United Parcel Service, Inc. Class B	215,493	38,784,430
		66,476,851
Airlines - 0.3%
Alaska Air Group, Inc. (a)	36,548	1,987,846
Allegiant Travel Co. (a)	4,417	685,474
American Airlines Group, Inc. (a)(b)	190,646	3,578,425
Blade Air Mobility, Inc. (a)(b)	14,338	123,450
Delta Air Lines, Inc. (a)	188,827	8,125,226
Hawaiian Holdings, Inc. (a)	15,617	264,864
JetBlue Airways Corp. (a)	94,087	1,035,898
Joby Aviation, Inc. (a)(b)	79,224	415,134
Mesa Air Group, Inc. (a)	7,138	24,269
SkyWest, Inc. (a)	14,968	436,317
Southwest Airlines Co. (a)	174,880	8,170,394
Spirit Airlines, Inc. (a)	32,029	756,205
Sun Country Airlines Holdings, Inc. (a)	9,425	259,282
United Airlines Holdings, Inc. (a)	95,973	4,846,637
Wheels Up Experience, Inc. Class A (a)	53,485	163,129
		30,872,550
Building Products - 0.6%
A.O. Smith Corp.	38,474	2,248,036
AAON, Inc.	12,310	599,989
Advanced Drain Systems, Inc.	16,772	1,718,459
Allegion PLC	26,121	2,984,063
American Woodmark Corp. (a)	5,011	234,765
Apogee Enterprises, Inc.	7,502	330,088
Armstrong World Industries, Inc.	14,282	1,209,114
Builders FirstSource, Inc. (a)	56,319	3,467,561
Carlisle Companies, Inc.	15,257	3,957,056
Carrier Global Corp.	254,233	9,729,497
Cornerstone Building Brands, Inc. (a)	16,152	393,947
CSW Industrials, Inc.	4,701	496,003
Fortune Brands Home & Security, Inc.	39,999	2,849,929
Gibraltar Industries, Inc. (a)	9,456	357,815
Griffon Corp.	13,634	255,092
Hayward Holdings, Inc. (a)(b)	12,709	202,073
Insteel Industries, Inc.	5,691	241,412
Janus International Group, Inc. (a)	17,363	164,254
Jeld-Wen Holding, Inc. (a)	27,474	571,184
Johnson Controls International PLC	207,995	12,452,661
Lennox International, Inc.	10,005	2,132,966
Masco Corp.	70,287	3,703,422
Masonite International Corp. (a)	7,046	546,206
Owens Corning	29,960	2,724,263
PGT Innovations, Inc. (a)	18,131	322,188
Quanex Building Products Corp.	9,913	190,528
Resideo Technologies, Inc. (a)	43,487	978,023
Simpson Manufacturing Co. Ltd.	12,805	1,327,494
Tecnoglass, Inc.	6,091	136,012
The AZEK Co., Inc. (a)	32,658	693,656
Trane Technologies PLC	69,338	9,699,693
Trex Co., Inc. (a)	34,034	1,980,438
UFP Industries, Inc.	18,309	1,416,567
View, Inc. Class A (a)	26,144	40,262
Zurn Water Solutions Corp.	36,888	1,151,643
		71,506,359
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	19,254	929,391
ACCO Brands Corp.	27,143	198,958
ACV Auctions, Inc. Class A (a)	28,140	375,669
Aris Water Solution, Inc. Class A	5,710	96,727
Aurora Innovation, Inc. (a)(b)	76,569	326,184
Brady Corp. Class A	14,850	664,538
BrightView Holdings, Inc. (a)	13,371	169,277
Casella Waste Systems, Inc. Class A (a)	14,708	1,209,586
Cimpress PLC (a)	5,958	300,939
Cintas Corp.	26,037	10,343,459
Clean Harbors, Inc. (a)	14,649	1,537,120
Copart, Inc. (a)	62,826	7,140,175
CoreCivic, Inc. (a)	36,940	459,164
Deluxe Corp.	12,154	329,130
Driven Brands Holdings, Inc. (a)	15,919	443,981
Ennis, Inc.	7,173	123,734
Harsco Corp. (a)	23,894	244,197
Healthcare Services Group, Inc. (b)	23,931	408,981
Heritage-Crystal Clean, Inc. (a)	5,026	137,210
HNI Corp.	12,862	458,402
IAA, Inc. (a)	39,638	1,452,733
Interface, Inc.	16,649	211,276
KAR Auction Services, Inc. (a)	35,247	516,721
Kimball International, Inc. Class B	13,170	101,146
Matthews International Corp. Class A	9,591	285,908
Millerknoll, Inc.	23,263	738,135
Montrose Environmental Group, Inc. (a)(b)	7,727	350,574
MSA Safety, Inc.	10,758	1,298,383
Pitney Bowes, Inc.	47,551	250,594
Republic Services, Inc.	61,681	8,281,908
Rollins, Inc.	66,294	2,223,501
SP Plus Corp. (a)	6,961	198,389
Steelcase, Inc. Class A	27,507	322,657
Stericycle, Inc. (a)	26,803	1,345,243
Tetra Tech, Inc.	15,850	2,207,588
The Brink's Co.	14,345	845,638
The GEO Group, Inc. (a)	35,542	232,089
U.S. Ecology, Inc. (a)	9,057	434,645
UniFirst Corp.	4,707	811,016
Viad Corp. (a)	6,018	197,090
VSE Corp.	3,357	145,392
Waste Management, Inc.	113,628	18,684,988
		67,032,436
Construction & Engineering - 0.2%
AECOM	41,467	2,925,912
Ameresco, Inc. Class A (a)(b)	9,226	465,359
API Group Corp. (a)	60,545	1,123,715
Arcosa, Inc.	14,677	785,660
Argan, Inc.	4,635	170,475
Comfort Systems U.S.A., Inc.	10,657	899,664
Construction Partners, Inc. Class A (a)	12,409	320,276
Dycom Industries, Inc. (a)	8,816	748,567
EMCOR Group, Inc.	15,860	1,688,773
Fluor Corp. (a)	41,661	1,031,110
Granite Construction, Inc.	14,192	420,793
Great Lakes Dredge & Dock Corp. (a)	17,187	237,352
IES Holdings, Inc. (a)	2,725	79,843
Infrastructure and Energy Alternatives, Inc. (a)	9,335	87,282
MasTec, Inc. (a)	17,341	1,248,725
Matrix Service Co. (a)	6,450	43,860
MDU Resources Group, Inc.	59,222	1,525,559
MYR Group, Inc. (a)	5,045	399,009
Northwest Pipe Co. (a)	3,168	84,617
NV5 Global, Inc. (a)	3,427	410,555
Primoris Services Corp.	15,966	370,092
Quanta Services, Inc.	42,162	4,889,949
Sterling Construction Co., Inc. (a)(b)	8,817	201,821
Tutor Perini Corp. (a)	9,717	90,077
Valmont Industries, Inc.	6,372	1,585,417
Willscot Mobile Mini Holdings (a)	66,320	2,327,832
		24,162,294
Electrical Equipment - 0.6%
Acuity Brands, Inc.	10,321	1,780,166
American Superconductor Corp. (a)(b)	9,005	47,997
AMETEK, Inc.	68,049	8,591,867
Array Technologies, Inc. (a)(b)	36,113	235,818
Atkore, Inc. (a)	13,349	1,282,839
AZZ, Inc.	7,554	344,765
Babcock & Wilcox Enterprises, Inc. (a)	17,617	132,304
Beam Global (a)	2,551	39,387
Blink Charging Co. (a)(b)	11,035	210,769
Bloom Energy Corp. Class A (a)(b)	43,788	812,705
ChargePoint Holdings, Inc. Class A (a)(b)	52,335	677,215
Eaton Corp. PLC	117,529	17,044,056
Emerson Electric Co.	175,909	15,863,474
Encore Wire Corp.	6,042	681,598
Energous Corp. (a)(b)	41,860	42,697
EnerSys	11,982	784,342
Enovix Corp. (a)(b)	29,452	266,246
Eos Energy Enterprises, Inc. (a)	17,544	37,193
ESS Tech, Inc. Class A (a)(b)	18,654	103,903
Fluence Energy, Inc. (b)	11,247	103,135
FuelCell Energy, Inc. (a)(b)	106,049	432,680
Generac Holdings, Inc. (a)	18,667	4,095,166
GrafTech International Ltd.	59,345	538,853
Hubbell, Inc. Class B	16,186	3,162,097
KULR Technology Group, Inc. (a)	24,540	39,264
Nuvve Holding Corp. (a)	5,650	40,398
nVent Electric PLC	49,771	1,681,264
Plug Power, Inc. (a)(b)	152,704	3,209,838
Powell Industries, Inc.	3,022	58,325
Regal Rexnord Corp.	20,080	2,554,979
Rockwell Automation, Inc.	34,248	8,653,442
Romeo Power, Inc. (a)	35,399	38,939
Sensata Technologies, Inc. PLC	46,269	2,101,075
Shoals Technologies Group, Inc. (a)(b)	31,299	312,364
Stem, Inc. (a)	40,040	287,087
Sunrun, Inc. (a)(b)	61,866	1,236,083
Thermon Group Holdings, Inc. (a)	10,840	162,600
TPI Composites, Inc. (a)(b)	11,651	133,287
Vertiv Holdings Co.	89,009	1,115,283
Vicor Corp. (a)	5,999	363,059
		79,298,559
Industrial Conglomerates - 0.8%
3M Co.	168,729	24,334,096
General Electric Co.	324,821	24,215,406
Honeywell International, Inc.	202,639	39,212,673
Roper Technologies, Inc.	31,180	14,652,106
		102,414,281
Machinery - 1.7%
AGCO Corp.	18,040	2,298,296
Alamo Group, Inc.	2,796	353,526
Albany International Corp. Class A	9,387	734,251
Allison Transmission Holdings, Inc.	30,656	1,147,761
Altra Industrial Motion Corp.	19,419	757,341
Astec Industries, Inc.	6,686	261,423
Barnes Group, Inc.	13,602	456,755
Berkshire Grey, Inc. Class A (a)	15,564	37,821
Blue Bird Corp. (a)	5,484	87,909
Caterpillar, Inc.	159,811	33,646,608
Chart Industries, Inc. (a)	10,657	1,799,115
CIRCOR International, Inc. (a)	5,516	108,389
Columbus McKinnon Corp. (NY Shares)	8,981	318,376
Commercial Vehicle Group, Inc. (a)	8,737	62,732
Crane Co.	14,374	1,383,210
Cummins, Inc.	42,013	7,948,439
Deere & Co.	82,859	31,283,415
Desktop Metal, Inc. (a)(b)	56,811	199,407
Donaldson Co., Inc.	37,018	1,815,363
Douglas Dynamics, Inc.	6,954	215,296
Dover Corp.	42,552	5,672,182
Energy Recovery, Inc. (a)	11,033	204,331
Enerpac Tool Group Corp. Class A (b)	17,708	355,577
EnPro Industries, Inc.	6,088	567,462
ESAB Corp. (a)(b)	13,534	636,098
ESCO Technologies, Inc.	7,498	468,250
Evoqua Water Technologies Corp. (a)	35,893	1,496,379
Federal Signal Corp.	17,751	604,067
Flowserve Corp.	38,045	1,244,452
Fortive Corp.	105,322	6,056,015
Franklin Electric Co., Inc.	11,555	808,157
Gates Industrial Corp. PLC (a)(b)	29,096	370,974
Gorman-Rupp Co.	6,565	209,161
Graco, Inc.	49,944	3,097,527
Helios Technologies, Inc.	9,584	643,853
Hillenbrand, Inc.	21,938	895,509
Hillman Solutions Corp. Class A (a)	30,531	355,076
Hydrofarm Holdings Group, Inc. (a)(b)	11,475	109,586
Hyliion Holdings Corp. Class A (a)	36,573	117,399
Hyster-Yale Materials Handling Class A	2,834	87,060
Hyzon Motors, Inc. Class A (a)(b)	27,450	108,977
IDEX Corp.	22,212	4,216,282
Illinois Tool Works, Inc.	84,416	16,639,238
Ingersoll Rand, Inc.	120,360	5,291,026
ITT, Inc.	25,864	1,816,170
John Bean Technologies Corp.	9,536	1,124,199
Kadant, Inc.	3,519	651,015
Kennametal, Inc.	24,389	627,529
Lightning eMotors, Inc. (a)	8,869	37,959
Lincoln Electric Holdings, Inc.	17,835	2,402,910
Lindsay Corp.	3,251	439,373
Luxfer Holdings PLC sponsored	8,629	139,272
Manitowoc Co., Inc. (a)	9,559	126,561
Markforged Holding Corp. (a)(b)	21,473	73,223
Meritor, Inc. (a)	20,708	743,624
Microvast Holdings, Inc. (a)(b)	70,961	351,967
Middleby Corp. (a)	16,577	2,551,035
Mueller Industries, Inc.	16,973	919,088
Mueller Water Products, Inc. Class A	45,761	550,505
Nikola Corp. (a)(b)	61,958	444,858
Nordson Corp.	15,985	3,447,805
Omega Flex, Inc.	971	107,781
Oshkosh Corp.	19,678	1,819,034
Otis Worldwide Corp.	125,037	9,107,695
PACCAR, Inc.	102,280	8,494,354
Parker Hannifin Corp.	38,170	10,337,199
Pentair PLC	48,760	2,474,570
Proterra, Inc. Class A (a)(b)	55,287	343,332
Proto Labs, Inc. (a)	7,929	337,855
RBC Bearings, Inc. (a)	8,533	1,436,531
REV Group, Inc.	9,672	115,290
Sarcos Technology and Robotics Corp. Class A (a)(b)	18,159	85,347
Shyft Group, Inc. (The)	9,228	235,037
Snap-On, Inc.	15,641	3,323,556
SPX Corp. (a)	14,218	595,734
Standex International Corp.	3,492	328,388
Stanley Black & Decker, Inc.	48,221	5,793,753
Tennant Co.	5,474	353,511
Terex Corp.	21,070	716,380
The Greenbrier Companies, Inc.	9,426	402,584
Timken Co.	20,369	1,174,069
Titan International, Inc. (a)	15,309	212,183
Toro Co.	30,743	2,463,437
Trinity Industries, Inc.	23,776	659,546
Velo3D, Inc. (a)	18,700	65,450
Wabash National Corp.	14,941	213,806
Watts Water Technologies, Inc. Class A	8,129	1,036,122
Welbilt, Inc. (a)	38,765	915,629
Westinghouse Air Brake Tech Co.	55,198	4,962,852
Xos, Inc. Class A (a)	12,908	38,853
Xylem, Inc.	53,042	4,269,881
		214,036,923
Marine - 0.0%
Eagle Bulk Shipping, Inc.	4,108	255,682
Genco Shipping & Trading Ltd.	10,065	221,732
Kirby Corp. (a)	17,636	1,149,867
Matson, Inc.	12,374	1,064,411
Pangaea Logistics Solutions Ltd.	8,081	38,627
		2,730,319
Professional Services - 0.6%
Acacia Research Corp. (a)	13,401	62,851
Alight, Inc. Class A (a)	73,470	631,107
ASGN, Inc. (a)	15,275	1,732,949
Atlas Technical Consultants, Inc. (a)	4,697	56,834
Barrett Business Services, Inc.	2,080	149,698
Booz Allen Hamilton Holding Corp. Class A	39,414	3,217,365
CACI International, Inc. Class A (a)	6,877	1,824,468
CBIZ, Inc. (a)(b)	15,533	650,677
Clarivate Analytics PLC (a)	117,271	1,838,809
CoStar Group, Inc. (a)	116,737	7,426,808
CRA International, Inc.	2,273	187,227
Dun & Bradstreet Holdings, Inc. (a)	44,319	699,797
Equifax, Inc.	36,004	7,327,534
Exponent, Inc.	15,247	1,460,815
First Advantage Corp.	11,906	206,688
Forrester Research, Inc. (a)	3,280	182,663
Franklin Covey Co. (a)	3,703	148,379
FTI Consulting, Inc. (a)	10,082	1,590,032
Heidrick & Struggles International, Inc.	6,057	193,582
HireRight Holdings Corp.	6,894	119,197
Huron Consulting Group, Inc. (a)	6,620	342,784
ICF International, Inc.	4,971	491,185
Insperity, Inc.	10,579	1,121,903
Jacobs Engineering Group, Inc.	38,138	5,284,020
KBR, Inc.	41,390	2,037,630
Kelly Services, Inc. Class A (non-vtg.)	10,915	210,550
Kforce, Inc.	5,895	412,945
Korn Ferry	15,944	979,599
Leidos Holdings, Inc.	41,617	4,307,776
Manpower, Inc.	15,846	1,429,309
ManTech International Corp. Class A	8,060	647,540
Nielsen Holdings PLC	105,366	2,824,862
Red Violet, Inc. (a)	3,483	90,837
Resources Connection, Inc.	9,382	161,277
Robert Half International, Inc.	32,209	3,166,467
Science Applications International Corp.	16,663	1,386,861
Skillsoft Corp. (a)(b)	21,403	114,506
Spire Global, Inc. (a)	37,246	61,828
TransUnion Holding Co., Inc.	56,700	4,962,384
TriNet Group, Inc. (a)	11,150	989,005
TrueBlue, Inc. (a)	10,238	261,786
Upwork, Inc. (a)	35,143	736,949
Verisk Analytics, Inc.	47,554	9,703,394
Willdan Group, Inc. (a)(b)	3,139	84,376
		71,517,253
Road & Rail - 1.1%
AMERCO	2,888	1,546,466
ArcBest Corp.	7,388	533,118
Avis Budget Group, Inc. (a)	11,898	3,184,738
Bird Global, Inc. Class A (a)	44,381	79,886
Covenant Transport Group, Inc. Class A	2,670	54,842
CSX Corp.	655,468	22,508,771
Daseke, Inc. (a)	17,198	144,463
Heartland Express, Inc.	13,676	188,729
J.B. Hunt Transport Services, Inc.	24,925	4,258,436
Knight-Swift Transportation Holdings, Inc. Class A	49,242	2,358,199
Landstar System, Inc.	11,381	1,762,917
Lyft, Inc. (a)	87,891	2,865,247
Marten Transport Ltd.	15,872	275,855
Norfolk Southern Corp.	70,790	18,255,325
Old Dominion Freight Lines, Inc.	27,542	7,715,065
P.A.M. Transportation Services, Inc.	2,697	81,962
Ryder System, Inc. (b)	16,232	1,134,617
Saia, Inc. (a)	7,822	1,611,019
Schneider National, Inc. Class B (b)	10,003	236,371
TuSimple Holdings, Inc. (a)(b)	10,608	110,005
U.S. Xpress Enterprises, Inc. (a)(b)	5,641	18,672
Uber Technologies, Inc. (a)	492,753	15,511,864
Union Pacific Corp.	188,254	44,106,030
Werner Enterprises, Inc.	17,447	691,425
XPO Logistics, Inc. (a)	29,069	1,563,622
Yellow Corp. (a)	12,048	53,975
		130,851,619
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	31,632	1,274,137
Applied Industrial Technologies, Inc.	10,986	1,150,124
Beacon Roofing Supply, Inc. (a)	16,462	981,629
BlueLinx Corp. (a)	2,775	185,009
Boise Cascade Co.	11,636	879,449
Core & Main, Inc. (b)	17,068	405,536
Custom Truck One Source, Inc. Class A (a)	15,297	100,501
DXP Enterprises, Inc. (a)	5,268	124,483
Fastenal Co.	170,771	9,445,344
GATX Corp.	10,348	1,069,880
Global Industrial Co.	4,930	152,140
GMS, Inc. (a)	12,542	601,389
H&E Equipment Services, Inc.	9,947	352,920
Herc Holdings, Inc.	7,298	932,830
Hudson Technologies, Inc. (a)	11,729	78,702
Huttig Building Products, Inc. (a)	9,370	100,072
McGrath RentCorp.	7,110	593,401
MRC Global, Inc. (a)	20,236	242,630
MSC Industrial Direct Co., Inc. Class A	13,930	1,154,240
NOW, Inc. (a)	32,056	349,410
Rush Enterprises, Inc. Class A	12,709	646,634
SiteOne Landscape Supply, Inc. (a)	13,115	1,849,608
Textainer Group Holdings Ltd.	12,899	432,632
Titan Machinery, Inc. (a)	5,672	133,746
Transcat, Inc. (a)	2,144	156,512
Triton International Ltd.	19,462	1,188,934
United Rentals, Inc. (a)	21,407	6,775,744
Univar Solutions, Inc. (a)	50,397	1,467,561
Veritiv Corp. (a)	4,012	563,846
W.W. Grainger, Inc.	12,781	6,390,883
Watsco, Inc.	9,675	2,581,097
WESCO International, Inc. (a)	13,113	1,616,308
		43,977,331
TOTAL INDUSTRIALS		1,092,450,229
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 0.8%
ADTRAN, Inc.	15,592	271,145
Applied Optoelectronics, Inc. (a)(b)	3,994	10,265
Arista Networks, Inc. (a)	66,191	7,649,694
Aviat Networks, Inc. (a)	3,371	100,793
CalAmp Corp. (a)	15,129	82,756
Calix, Inc. (a)	16,114	643,110
Cambium Networks Corp. (a)	3,883	59,293
Casa Systems, Inc. (a)	7,990	39,151
Ciena Corp. (a)	45,548	2,512,883
Cisco Systems, Inc.	1,246,460	61,051,611
Clearfield, Inc. (a)	3,321	193,382
CommScope Holding Co., Inc. (a)	60,538	365,044
Comtech Telecommunications Corp.	7,652	104,067
Digi International, Inc. (a)	9,950	188,254
EMCORE Corp. (a)	11,236	38,764
Extreme Networks, Inc. (a)	37,292	358,003
F5, Inc. (a)	18,028	3,018,067
Harmonic, Inc. (a)	29,651	246,103
Infinera Corp. (a)(b)	60,835	467,821
Inseego Corp. (a)(b)	23,098	65,829
Juniper Networks, Inc.	95,711	3,016,811
Lantronix, Inc. (a)	7,890	41,501
Lumentum Holdings, Inc. (a)	21,171	1,719,297
Motorola Solutions, Inc.	50,041	10,693,261
NETGEAR, Inc. (a)	8,434	183,018
NetScout Systems, Inc. (a)	21,913	674,920
Ondas Holdings, Inc. (a)(b)	10,368	84,084
Plantronics, Inc. (a)	13,280	529,341
Ribbon Communications, Inc. (a)	34,254	118,176
ViaSat, Inc. (a)(b)	21,658	797,231
Viavi Solutions, Inc. (a)	67,872	973,284
		96,296,959
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	3,841	68,178
Advanced Energy Industries, Inc.	11,644	890,999
Aeva Technologies, Inc. (a)	30,397	99,702
AEye, Inc. Class A (a)(b)	31,705	162,013
Akoustis Technologies, Inc. (a)(b)	15,033	66,747
Alpine 4 Holdings, Inc. (a)(b)	62,924	48,911
Amphenol Corp. Class A	177,955	12,723,783
Arlo Technologies, Inc. (a)	28,265	218,771
Arrow Electronics, Inc. (a)	20,008	2,358,143
Avnet, Inc.	28,999	1,266,096
Badger Meter, Inc.	8,887	717,092
Belden, Inc.	13,068	674,701
Benchmark Electronics, Inc.	9,922	235,747
CDW Corp.	40,028	6,531,769
Cognex Corp.	51,832	3,505,398
Coherent, Inc. (a)	7,459	1,998,266
Corning, Inc.	220,578	7,762,140
CTS Corp.	9,548	337,713
Daktronics, Inc. (a)	11,941	40,002
ePlus, Inc. (a)	7,482	422,583
Evolv Technologies Holdings, Inc. (a)	17,316	37,922
Fabrinet (a)	10,942	1,074,395
FARO Technologies, Inc. (a)	5,897	202,208
Focus Universal, Inc. (a)	3,864	55,526
Identiv, Inc. (a)	7,268	88,597
II-VI, Inc. (a)(b)	31,325	1,917,403
Insight Enterprises, Inc. (a)	10,016	995,290
IPG Photonics Corp. (a)	10,657	1,006,873
Itron, Inc. (a)	13,584	649,044
Jabil, Inc.	42,065	2,428,412
Keysight Technologies, Inc. (a)	54,047	7,581,173
Kimball Electronics, Inc. (a)	7,217	128,751
Knowles Corp. (a)	28,133	521,023
Lightwave Logic, Inc. (a)(b)	30,203	343,408
Littelfuse, Inc.	7,219	1,654,956
Methode Electronics, Inc. Class A	10,979	489,773
MicroVision, Inc. (a)(b)	49,638	160,331
Mirion Technologies, Inc. Class A (a)(b)	32,293	254,792
Napco Security Technologies, Inc.	8,170	142,975
National Instruments Corp.	38,543	1,392,944
nLIGHT, Inc. (a)	13,783	181,246
Novanta, Inc. (a)	10,419	1,340,925
OSI Systems, Inc. (a)	4,790	378,889
Ouster, Inc. (a)(b)	23,584	78,063
Par Technology Corp. (a)(b)	7,330	242,183
PC Connection, Inc.	3,190	157,873
Plexus Corp. (a)	8,219	666,890
Rogers Corp. (a)	5,641	1,527,132
Sanmina Corp. (a)	18,776	767,751
ScanSource, Inc. (a)	7,434	254,540
Smartrent, Inc. (a)(b)	27,962	135,895
TD SYNNEX Corp.	11,944	1,195,475
TE Connectivity Ltd.	96,001	11,979,005
Teledyne Technologies, Inc. (a)	13,783	5,948,054
Trimble, Inc. (a)	74,084	4,941,403
TTM Technologies, Inc. (a)	32,556	454,156
Velodyne Lidar, Inc. (a)	54,463	102,390
Vishay Intertechnology, Inc.	39,862	742,629
Vishay Precision Group, Inc. (a)	3,850	120,159
Vontier Corp.	49,610	1,271,008
Zebra Technologies Corp. Class A (a)	15,719	5,810,686
		99,550,902
IT Services - 4.4%
Accenture PLC Class A	186,756	56,094,032
Affirm Holdings, Inc. (a)(b)	47,838	1,372,951
Akamai Technologies, Inc. (a)	48,208	5,412,794
Amdocs Ltd.	36,793	2,932,034
Automatic Data Processing, Inc.	124,105	27,077,229
BigCommerce Holdings, Inc. (a)	17,459	311,992
Block, Inc. Class A (a)	148,173	14,749,140
Bread Financial Holdings, Inc.	14,781	809,999
Brightcove, Inc. (a)	13,739	96,860
Broadridge Financial Solutions, Inc.	34,449	4,965,134
Cantaloupe, Inc. (a)	18,248	99,817
Cass Information Systems, Inc.	3,379	130,801
Cloudflare, Inc. (a)	82,050	7,067,787
Cognizant Technology Solutions Corp. Class A	155,627	12,590,224
Concentrix Corp.	12,625	1,988,185
Conduent, Inc. (a)	46,689	262,859
CSG Systems International, Inc.	9,584	589,128
Cyxtera Technologies, Inc. Class A (a)	11,035	132,751
Digitalocean Holdings, Inc. (a)	5,230	206,219
DXC Technology Co. (a)	72,024	2,067,089
EPAM Systems, Inc. (a)	16,753	4,439,377
Euronet Worldwide, Inc. (a)	15,560	1,892,874
EVERTEC, Inc.	17,496	689,342
EVO Payments, Inc. Class A (a)	13,595	306,295
Exela Technologies, Inc. (a)	116,960	38,527
ExlService Holdings, Inc. (a)	9,850	1,341,078
Fastly, Inc. Class A (a)(b)	31,582	502,154
Fidelity National Information Services, Inc.	179,818	17,828,955
Fiserv, Inc. (a)	175,386	17,173,797
FleetCor Technologies, Inc. (a)	23,970	5,980,994
Gartner, Inc. (a)	24,273	7,052,520
Genpact Ltd.	49,870	2,008,265
Global Payments, Inc.	84,166	11,529,059
GoDaddy, Inc. (a)	49,226	3,977,953
GreenBox POS (a)(b)	6,840	24,692
Grid Dynamics Holdings, Inc. (a)	13,197	183,702
Hackett Group, Inc.	7,594	178,383
i3 Verticals, Inc. Class A (a)(b)	6,939	190,476
IBM Corp.	264,952	35,029,304
Information Services Group, Inc.	11,514	72,193
International Money Express, Inc. (a)	9,469	188,149
Jack Henry & Associates, Inc.	21,542	4,083,932
Kyndryl Holdings, Inc. (a)(b)	53,374	634,617
Limelight Networks, Inc. (a)(b)	39,885	142,389
Liveramp Holdings, Inc. (a)	20,925	655,371
Marqeta, Inc. Class A	69,237	643,904
MasterCard, Inc. Class A	254,987	92,657,176
Maximus, Inc.	18,013	1,312,787
MoneyGram International, Inc. (a)	27,715	280,753
MongoDB, Inc. Class A (a)	19,727	7,001,704
Okta, Inc. (a)	43,956	5,244,390
Paya Holdings, Inc. (a)	27,039	137,629
Paychex, Inc.	94,919	12,029,085
Paymentus Holdings, Inc. (a)(b)	4,048	67,035
Payoneer Global, Inc. (a)	59,549	248,915
PayPal Holdings, Inc. (a)	344,318	30,275,882
Perficient, Inc. (a)	9,478	942,208
Rackspace Technology, Inc. (a)(b)	19,323	191,104
Repay Holdings Corp. (a)(b)	22,331	298,789
Sabre Corp. (a)	94,865	993,237
Sezzle, Inc. unit (a)(b)	24,080	14,197
Shift4 Payments, Inc. (a)(b)	15,228	798,861
Snowflake, Inc. (a)	69,850	11,975,084
SolarWinds, Inc.	13,497	166,958
Squarespace, Inc. Class A (a)(b)	8,033	160,419
Switch, Inc. Class A	39,034	1,165,555
TaskUs, Inc.	7,786	224,938
The Western Union Co.	115,740	1,939,802
Toast, Inc. (b)	22,105	411,816
Ttec Holdings, Inc.	5,775	426,253
Tucows, Inc. (a)	3,265	188,129
Twilio, Inc. Class A (a)	49,576	5,543,588
Unisys Corp. (a)	19,647	279,184
VeriSign, Inc. (a)	28,397	5,074,260
Verra Mobility Corp. (a)	36,912	517,875
Visa, Inc. Class A	490,002	104,434,126
WEX, Inc. (a)	13,198	2,194,036
		542,941,102
Semiconductors & Semiconductor Equipment - 5.0%
ACM Research, Inc.	10,746	162,372
Advanced Micro Devices, Inc. (a)	483,147	41,318,731
AEHR Test Systems (a)	10,308	79,165
Allegro MicroSystems LLC (a)	16,235	394,673
Alpha & Omega Semiconductor Ltd. (a)	6,146	263,663
Ambarella, Inc. (a)	10,927	896,888
Amkor Technology, Inc.	29,765	559,880
Analog Devices, Inc.	155,183	23,957,152
Applied Materials, Inc.	262,364	28,951,867
Atomera, Inc. (a)(b)	6,032	63,034
Axcelis Technologies, Inc. (a)	9,781	532,575
AXT, Inc. (a)	12,288	72,499
Broadcom, Inc.	121,998	67,634,471
CEVA, Inc. (a)	6,795	246,930
Cirrus Logic, Inc. (a)	16,909	1,281,702
CMC Materials, Inc.	8,405	1,503,739
Cohu, Inc. (a)	14,013	372,185
CyberOptics Corp. (a)	2,764	117,221
Diodes, Inc. (a)	13,322	972,906
Enphase Energy, Inc. (a)	39,590	6,389,826
Entegris, Inc.	40,057	4,461,949
Everspin Technologies, Inc. (a)	5,908	41,120
First Solar, Inc. (a)	28,989	2,117,067
FormFactor, Inc. (a)	23,734	904,503
Ichor Holdings Ltd. (a)	8,402	244,582
Impinj, Inc. (a)(b)	5,649	278,270
indie Semiconductor, Inc. (a)(b)	18,389	126,884
Intel Corp.	1,203,208	52,447,837
KLA Corp.	44,592	14,236,442
Kopin Corp. (a)(b)	25,310	40,496
Kulicke & Soffa Industries, Inc. (b)	17,930	832,131
Lam Research Corp.	41,300	19,235,888
Lattice Semiconductor Corp. (a)	40,477	1,944,515
MACOM Technology Solutions Holdings, Inc. (a)	14,486	738,062
Marvell Technology, Inc.	249,350	14,482,248
MaxLinear, Inc. Class A (a)	20,600	986,122
Meta Materials, Inc. (a)(b)	73,225	87,870
Microchip Technology, Inc.	163,747	10,676,304
Micron Technology, Inc.	330,895	22,563,730
MKS Instruments, Inc.	16,310	1,859,014
Monolithic Power Systems, Inc.	12,812	5,025,379
Navitas Semiconductor Corp. (a)(b)	22,899	157,087
NeoPhotonics Corp. (a)	14,857	224,935
NVE Corp.	1,538	71,332
NVIDIA Corp.	738,746	137,015,221
NXP Semiconductors NV	78,520	13,419,068
onsemi (a)	127,184	6,627,558
Onto Innovation, Inc. (a)	14,446	1,027,688
PDF Solutions, Inc. (a)	8,521	198,113
Photronics, Inc. (a)	17,753	266,117
Pixelworks, Inc. (a)	11,824	24,949
Power Integrations, Inc.	17,449	1,395,920
Qorvo, Inc. (a)	31,881	3,627,420
Qualcomm, Inc.	332,973	46,512,998
Rambus, Inc. (a)	31,983	796,697
Rockley Photonics Holdings Ltd. (a)(b)	27,992	81,457
Semtech Corp. (a)	19,409	1,156,776
Silicon Laboratories, Inc. (a)	11,235	1,515,714
SiTime Corp. (a)	4,372	736,988
SkyWater Technology, Inc. (a)(b)	3,119	19,088
Skyworks Solutions, Inc.	48,484	5,493,237
SMART Global Holdings, Inc. (a)(b)	13,634	308,946
SolarEdge Technologies, Inc. (a)	15,499	3,881,105
SunPower Corp. (a)(b)	24,578	405,783
Synaptics, Inc. (a)	11,653	1,729,771
Teradyne, Inc.	48,172	5,080,219
Texas Instruments, Inc.	272,903	46,461,736
Ultra Clean Holdings, Inc. (a)	13,362	416,494
Universal Display Corp.	12,676	1,619,105
Veeco Instruments, Inc. (a)(b)	15,098	346,046
Wolfspeed, Inc. (a)(b)	36,329	3,331,733
		613,051,193
Software - 9.0%
8x8, Inc. (a)	32,679	299,666
A10 Networks, Inc.	18,006	257,126
ACI Worldwide, Inc. (a)	34,400	950,128
Adobe, Inc. (a)	139,369	55,183,156
Agilysys, Inc. (a)	5,655	208,161
Alarm.com Holdings, Inc. (a)	14,151	864,343
Altair Engineering, Inc. Class A (a)(b)	15,244	828,054
Alteryx, Inc. Class A (a)	17,835	1,145,007
American Software, Inc. Class A	9,792	167,443
Amplitude, Inc. (a)(b)	7,186	125,468
Anaplan, Inc. (a)	43,876	2,851,501
ANSYS, Inc. (a)	25,664	7,075,308
AppFolio, Inc. (a)	5,386	559,390
Appian Corp. Class A (a)(b)	11,498	549,604
Asana, Inc. (a)(b)	24,531	657,431
Aspen Technology, Inc. (a)	19,594	3,106,433
Autodesk, Inc. (a)	64,973	12,298,089
Avalara, Inc. (a)	25,528	1,941,915
Avaya Holdings Corp. (a)	25,799	238,641
AvePoint, Inc. (a)	27,937	136,891
Benefitfocus, Inc. (a)(b)	8,004	85,243
Bentley Systems, Inc. Class B (b)	54,164	2,296,012
Bill.Com Holdings, Inc. (a)	27,222	4,647,068
Black Knight, Inc. (a)	46,008	3,026,866
Blackbaud, Inc. (a)	13,251	768,691
BlackLine, Inc. (a)(b)	15,757	1,056,507
Bottomline Technologies, Inc. (a)	11,961	677,232
Box, Inc. Class A (a)	43,571	1,334,144
BTRS Holdings, Inc. (a)	23,957	160,991
C3.Ai, Inc. (a)(b)	19,981	339,477
Cadence Design Systems, Inc. (a)	81,803	12,339,983
CDK Global, Inc.	34,233	1,862,618
Cerence, Inc. (a)	10,711	315,975
Ceridian HCM Holding, Inc. (a)	40,930	2,297,401
ChannelAdvisor Corp. (a)	8,569	124,336
Cipher Mining, Inc. (a)	13,245	40,132
Citrix Systems, Inc.	36,983	3,701,998
Cleanspark, Inc. (a)(b)	12,405	80,508
Clear Secure, Inc. (b)	4,022	122,349
Clearwater Analytics Holdings, Inc.	10,249	179,767
CommVault Systems, Inc. (a)	13,054	796,294
Confluent, Inc. (b)	17,937	560,352
Consensus Cloud Solutions, Inc. (a)	4,560	240,403
CoreCard Corp. (a)	1,650	37,604
Couchbase, Inc. (b)	2,642	44,914
Coupa Software, Inc. (a)	22,031	1,901,275
Crowdstrike Holdings, Inc. (a)	61,579	12,239,442
CS Disco, Inc. (b)	3,718	114,180
Datadog, Inc. Class A (a)	75,985	9,177,468
Datto Holding Corp. (a)	7,724	268,023
Digimarc Corp. (a)(b)	4,248	109,896
Digital Turbine, Inc. (a)(b)	25,927	820,590
DocuSign, Inc. (a)	58,625	4,748,625
Dolby Laboratories, Inc. Class A	19,328	1,497,340
Domo, Inc. Class B (a)	8,478	351,159
Dropbox, Inc. Class A (a)	82,634	1,797,290
Duck Creek Technologies, Inc. (a)	20,896	332,873
Dynatrace, Inc. (a)	58,434	2,241,528
E2open Parent Holdings, Inc. (a)(b)	53,441	413,633
Ebix, Inc. (b)	6,741	200,882
eGain Communications Corp. (a)	8,330	86,216
Elastic NV (a)	21,504	1,637,315
Embark Technology, Inc. (a)(b)	59,680	327,643
Enfusion, Inc. Class A	9,122	116,488
Envestnet, Inc. (a)	15,929	1,268,586
Everbridge, Inc. (a)	11,036	475,652
Fair Isaac Corp. (a)	7,726	2,885,738
Five9, Inc. (a)	20,065	2,209,157
ForgeRock, Inc. (b)	3,916	80,004
Fortinet, Inc. (a)	40,132	11,598,549
Freshworks, Inc. (b)	10,515	191,058
GitLab, Inc. (b)	3,452	165,454
Guidewire Software, Inc. (a)	24,512	2,131,073
HubSpot, Inc. (a)	13,271	5,035,416
Intapp, Inc.	3,358	83,749
InterDigital, Inc.	9,010	512,219
Intuit, Inc.	83,611	35,012,106
IronNet, Inc. Class A (a)	14,652	39,267
Jamf Holding Corp. (a)(b)	15,892	489,474
KnowBe4, Inc. (a)	12,539	298,428
Latch, Inc. (a)(b)	29,296	96,384
Life360, Inc. unit (a)(d)	55,941	153,515
LivePerson, Inc. (a)	19,468	440,366
Mandiant, Inc. (a)	70,742	1,554,909
Manhattan Associates, Inc. (a)	18,637	2,433,060
Marathon Digital Holdings, Inc. (a)(b)	30,548	476,549
Matterport, Inc. (a)(b)	54,973	315,545
MeridianLink, Inc. (b)	4,280	69,122
Microsoft Corp.	2,215,136	614,744,543
MicroStrategy, Inc. Class A (a)(b)	2,759	977,155
Mimecast Ltd. (a)	18,950	1,509,936
Mitek Systems, Inc. (a)	14,079	157,262
Model N, Inc. (a)(b)	9,857	254,705
Momentive Global, Inc. (a)	38,832	614,322
N-able, Inc. (a)(b)	20,641	206,410
nCino, Inc. (a)(b)	16,663	624,696
NCR Corp. (a)	38,758	1,357,693
New Relic, Inc. (a)	17,201	1,088,307
NortonLifeLock, Inc.	171,178	4,286,297
Nutanix, Inc. Class A (a)	63,496	1,589,305
Olo, Inc. (a)(b)	18,270	195,306
ON24, Inc. (a)(b)	2,190	27,747
Onespan, Inc. (a)	10,562	149,241
Oracle Corp.	465,540	34,170,636
Pagerduty, Inc. (a)	22,614	646,082
Palantir Technologies, Inc. (a)	474,316	4,932,886
Palo Alto Networks, Inc. (a)	29,160	16,366,925
Paycom Software, Inc. (a)	14,239	4,007,851
Paycor HCM, Inc. (b)	9,051	222,926
Paylocity Holding Corp. (a)	11,874	2,251,667
Pegasystems, Inc.	11,973	917,012
Ping Identity Holding Corp. (a)(b)	17,507	457,458
Progress Software Corp.	12,935	620,621
PROS Holdings, Inc. (a)	12,138	339,014
PTC, Inc. (a)	30,987	3,539,025
Q2 Holdings, Inc. (a)(b)	17,398	899,999
Qualtrics International, Inc. (a)	28,583	529,929
Qualys, Inc. (a)	9,793	1,334,590
Rapid7, Inc. (a)	16,810	1,605,691
Rekor Systems, Inc. (a)	12,903	38,322
Rimini Street, Inc. (a)	14,699	84,666
RingCentral, Inc. (a)	24,137	2,048,024
Riot Blockchain, Inc. (a)(b)	29,965	303,845
SailPoint Technologies Holding, Inc. (a)	27,504	1,755,580
Salesforce.com, Inc. (a)	291,138	51,222,820
SecureWorks Corp. (a)	3,430	37,867
Semrush Holdings, Inc. (a)(b)	8,667	84,590
SentinelOne, Inc. (b)	39,839	1,325,444
ServiceNow, Inc. (a)	59,154	28,281,527
ShotSpotter, Inc. (a)(b)	2,852	78,287
Smartsheet, Inc. (a)	37,352	1,805,222
Smith Micro Software, Inc. (a)(b)	11,814	36,387
Splunk, Inc. (a)	46,976	5,732,012
Sprinklr, Inc. (b)	15,231	207,903
Sprout Social, Inc. (a)	13,275	813,492
SPS Commerce, Inc. (a)	10,550	1,262,097
SS&C Technologies Holdings, Inc.	65,616	4,242,731
Sumo Logic, Inc. (a)	27,577	258,672
Synopsys, Inc. (a)	45,310	12,994,455
Telos Corp. (a)	15,883	123,729
Tenable Holdings, Inc. (a)	27,234	1,504,134
Teradata Corp. (a)	32,044	1,325,019
The Trade Desk, Inc. (a)	128,696	7,582,768
Tyler Technologies, Inc. (a)	12,049	4,755,861
UiPath, Inc. Class A (a)	78,637	1,402,098
Unity Software, Inc. (a)(b)	48,252	3,204,415
Upland Software, Inc. (a)	7,309	109,050
Varonis Systems, Inc. (a)	31,527	1,361,966
Verint Systems, Inc. (a)	18,642	1,017,108
Veritone, Inc. (a)(b)	10,561	114,376
Vertex, Inc. Class A (a)	6,693	95,241
Viant Technology, Inc. (a)	2,859	16,811
VMware, Inc. Class A	59,678	6,447,611
Vobile Group Ltd. (a)(c)	335,000	165,216
Vonage Holdings Corp. (a)	75,818	1,513,327
Workday, Inc. Class A (a)	57,388	11,862,100
Workiva, Inc. (a)	13,201	1,274,029
Xperi Holding Corp.	31,016	483,850
Yext, Inc. (a)	30,859	178,674
Zendesk, Inc. (a)	36,158	4,412,722
Zoom Video Communications, Inc. Class A (a)	64,459	6,418,183
Zscaler, Inc. (a)	23,479	4,760,132
Zuora, Inc. (a)	36,092	439,240
		1,106,784,706
Technology Hardware, Storage & Peripherals - 6.2%
3D Systems Corp. (a)(b)	40,041	454,065
Apple, Inc.	4,580,852	722,171,275
Avid Technology, Inc. (a)	10,463	331,782
Corsair Gaming, Inc. (a)(b)	10,422	157,685
Dell Technologies, Inc.	86,021	4,043,847
Diebold Nixdorf, Inc. (a)	23,631	96,887
Eastman Kodak Co. (a)(b)	16,294	84,240
Hewlett Packard Enterprise Co.	382,316	5,891,490
HP, Inc.	319,802	11,714,347
Immersion Corp. (a)	9,873	46,107
IonQ, Inc. (a)(b)	33,703	265,243
NetApp, Inc.	65,654	4,809,156
Pure Storage, Inc. Class A (a)	80,189	2,349,538
Quantum Corp. (a)	20,203	37,780
Razer, Inc. (a)(d)	1,256,000	451,373
Seagate Technology Holdings PLC	59,193	4,856,194
Super Micro Computer, Inc. (a)	12,973	546,163
Turtle Beach Corp. (a)(b)	4,485	74,630
Western Digital Corp. (a)	91,750	4,869,173
Xerox Holdings Corp.	36,558	636,109
		763,887,084
TOTAL INFORMATION TECHNOLOGY		3,222,511,946
MATERIALS - 3.0%
Chemicals - 1.8%
AdvanSix, Inc.	8,645	385,048
Air Products & Chemicals, Inc.	65,543	15,341,650
Albemarle Corp. U.S.	34,552	6,662,662
American Vanguard Corp.	9,142	195,639
Amyris, Inc. (a)(b)	58,088	199,242
Ashland Global Holdings, Inc.	15,385	1,614,963
Aspen Aerogels, Inc. (a)	7,161	154,678
Avient Corp.	26,944	1,326,723
Axalta Coating Systems Ltd. (a)	63,470	1,610,234
Balchem Corp.	9,467	1,166,334
Cabot Corp.	16,471	1,084,615
Celanese Corp. Class A	31,721	4,661,084
CF Industries Holdings, Inc.	63,312	6,130,501
Chase Corp.	2,084	175,806
Corteva, Inc.	214,544	12,377,043
Danimer Scientific, Inc. (a)(b)	25,957	101,751
Dow, Inc.	217,125	14,438,813
DuPont de Nemours, Inc.	151,475	9,986,747
Eastman Chemical Co.	37,868	3,887,908
Ecolab, Inc.	73,799	12,497,123
Ecovyst, Inc.	16,383	164,813
Element Solutions, Inc.	62,917	1,297,349
Flotek Industries, Inc. (a)	27,211	35,919
FMC Corp.	37,459	4,964,816
FutureFuel Corp.	8,155	77,554
GCP Applied Technologies, Inc. (a)	15,887	498,375
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	340,441	987,279
H.B. Fuller Co.	16,019	1,068,467
Hawkins, Inc.	5,511	205,450
Huntsman Corp.	60,977	2,065,291
Ingevity Corp. (a)	11,677	699,452
Innospec, Inc.	7,019	668,981
International Flavors & Fragrances, Inc.	75,154	9,116,180
Intrepid Potash, Inc. (a)	3,029	231,961
Koppers Holdings, Inc.	6,240	151,382
Kronos Worldwide, Inc.	5,674	86,358
Linde PLC	151,425	47,238,543
Livent Corp. (a)(b)	48,693	1,040,082
Loop Industries, Inc. (a)(b)	8,106	52,689
LSB Industries, Inc.	8,956	191,748
LyondellBasell Industries NV Class A	77,647	8,232,911
Minerals Technologies, Inc.	9,827	625,095
NewMarket Corp.	2,080	675,189
Olin Corp.	42,060	2,414,244
Origin Materials, Inc. Class A (a)(b)	36,016	233,744
Orion Engineered Carbons SA	17,727	267,678
Perimeter Solutions SA (a)	46,415	471,576
PPG Industries, Inc.	70,068	8,968,003
PureCycle Technologies, Inc. (a)(b)	23,892	186,358
Quaker Houghton	3,891	633,105
Rayonier Advanced Materials, Inc. (a)	19,903	102,102
RPM International, Inc.	38,361	3,180,127
Sensient Technologies Corp.	12,357	1,045,402
Sherwin-Williams Co.	71,357	19,620,321
Stepan Co.	6,356	649,011
The Chemours Co. LLC	47,220	1,561,565
The Mosaic Co.	109,448	6,831,744
The Scotts Miracle-Gro Co. Class A (b)	11,867	1,233,337
Tredegar Corp.	6,860	78,547
Trinseo PLC	11,617	551,227
Tronox Holdings PLC	34,723	597,236
Valvoline, Inc.	52,572	1,589,252
Westlake Corp.	10,022	1,268,284
		225,857,311
Construction Materials - 0.1%
Eagle Materials, Inc.	11,571	1,426,936
Martin Marietta Materials, Inc.	18,417	6,523,670
Summit Materials, Inc. (a)	34,518	959,600
Vulcan Materials Co.	39,147	6,744,637
		15,654,843
Containers & Packaging - 0.4%
Amcor PLC	448,482	5,318,997
Aptargroup, Inc.	19,288	2,214,841
Ardagh Metal Packaging SA (b)	46,867	334,162
Avery Dennison Corp.	24,315	4,391,289
Ball Corp.	95,932	7,785,841
Berry Global Group, Inc. (a)	40,155	2,262,734
Crown Holdings, Inc.	37,373	4,112,525
Graphic Packaging Holding Co.	82,427	1,796,909
Greif, Inc. Class A	7,811	473,971
International Paper Co.	113,840	5,268,515
Myers Industries, Inc.	10,843	237,787
O-I Glass, Inc. (a)	47,375	638,615
Packaging Corp. of America	27,945	4,503,896
Pactiv Evergreen, Inc.	11,892	117,255
Ranpak Holdings Corp. (A Shares) (a)	11,360	171,309
Sealed Air Corp.	43,642	2,802,253
Silgan Holdings, Inc.	25,282	1,121,762
Sonoco Products Co.	28,760	1,780,532
TriMas Corp.	12,788	377,758
WestRock Co.	77,325	3,829,907
		49,540,858
Metals & Mining - 0.7%
5E Advanced Materials, Inc. unit (a)	83,485	207,792
Alcoa Corp.	54,676	3,707,033
Allegheny Technologies, Inc. (a)	37,114	1,008,759
Alpha Metallurgical Resources	5,093	788,091
Arconic Corp. (a)	31,561	794,075
Carpenter Technology Corp.	15,185	579,763
Century Aluminum Co. (a)	14,815	249,929
Cleveland-Cliffs, Inc. (a)	141,974	3,618,917
Coeur d'Alene Mines Corp. (a)	77,274	280,505
Commercial Metals Co.	35,615	1,460,215
Compass Minerals International, Inc.	9,956	588,698
Coronado Global Resources, Inc. unit (d)	234,576	377,893
Freeport-McMoRan, Inc.	434,438	17,616,461
Gatos Silver, Inc. (a)	12,259	41,435
Gold Resource Corp. (b)	28,207	51,619
Haynes International, Inc.	3,459	135,178
Hecla Mining Co.	162,442	846,323
Kaiser Aluminum Corp.	4,610	444,865
Materion Corp.	6,380	543,257
McEwen Mining, Inc. (a)(b)	111,785	74,918
MP Materials Corp. (a)	22,008	837,184
Newmont Corp.	235,670	17,168,560
Nucor Corp.	80,265	12,423,417
Olympic Steel, Inc.	2,816	96,673
Piedmont Lithium, Inc. (a)	4,752	310,828
Reliance Steel & Aluminum Co.	18,431	3,653,946
Royal Gold, Inc.	19,264	2,513,567
Ryerson Holding Corp.	4,736	174,332
Schnitzer Steel Industries, Inc. Class A	7,654	349,252
Steel Dynamics, Inc.	55,736	4,779,362
SunCoke Energy, Inc.	23,366	194,405
TimkenSteel Corp. (a)	12,417	256,659
United States Steel Corp.	76,700	2,338,583
Warrior Metropolitan Coal, Inc.	15,002	511,118
Worthington Industries, Inc.	9,732	462,951
		79,486,563
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	4,967	164,457
Glatfelter Corp.	13,046	143,506
Louisiana-Pacific Corp.	25,973	1,675,778
Mercer International, Inc. (SBI)	11,640	186,356
Neenah, Inc.	4,691	166,061
Resolute Forest Products (b)	13,610	189,723
Schweitzer-Mauduit International, Inc.	9,084	228,553
Sylvamo Corp. (a)	10,462	467,128
		3,221,562
TOTAL MATERIALS		373,761,137
REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust (SBI)	26,226	548,648
Agree Realty Corp.	21,686	1,472,913
Alexander & Baldwin, Inc.	22,323	473,248
Alexanders, Inc.	649	161,062
Alexandria Real Estate Equities, Inc.	43,660	7,953,106
American Assets Trust, Inc.	15,931	583,075
American Campus Communities, Inc.	41,542	2,686,521
American Homes 4 Rent Class A	86,929	3,443,258
American Tower Corp.	134,515	32,420,805
Americold Realty Trust	79,952	2,109,134
Apartment Income (REIT) Corp.	46,087	2,266,098
Apartment Investment & Management Co. Class A (a)	49,316	310,691
Apple Hospitality (REIT), Inc.	63,196	1,117,937
Armada Hoffler Properties, Inc.	18,232	247,044
Ashford Hospitality Trust, Inc. (a)	11,762	82,922
AvalonBay Communities, Inc.	41,327	9,401,066
Bluerock Residential Growth (REIT), Inc.	9,013	239,836
Boston Properties, Inc.	42,138	4,955,429
Braemar Hotels & Resorts, Inc.	20,281	122,903
Brandywine Realty Trust (SBI)	49,034	572,227
Brixmor Property Group, Inc.	86,618	2,198,365
Broadstone Net Lease, Inc.	49,412	1,022,334
Camden Property Trust (SBI)	30,367	4,764,279
CareTrust (REIT), Inc.	29,395	476,493
CatchMark Timber Trust, Inc.	14,638	120,178
CBL & Associates Properties, Inc. (a)	7,779	228,002
Cedar Realty Trust, Inc.	3,826	108,582
Centerspace	4,592	423,658
Chatham Lodging Trust (a)	14,514	208,421
City Office REIT, Inc.	14,477	214,839
Community Healthcare Trust, Inc.	7,436	273,794
Corporate Office Properties Trust (SBI)	33,154	884,880
Cousins Properties, Inc.	45,092	1,618,803
Crown Castle International Corp.	127,747	23,660,022
CTO Realty Growth, Inc.	1,691	107,835
CubeSmart	64,515	3,065,108
DiamondRock Hospitality Co. (a)	66,399	705,157
Digital Realty Trust, Inc.	83,684	12,227,906
Digitalbridge Group, Inc. (a)	150,899	1,050,257
Diversified Healthcare Trust (SBI)	69,446	156,254
Douglas Emmett, Inc.	51,769	1,525,115
Duke Realty Corp.	112,769	6,174,103
Easterly Government Properties, Inc.	26,466	504,177
EastGroup Properties, Inc.	12,056	2,260,500
Empire State Realty Trust, Inc.	40,677	351,449
EPR Properties	22,719	1,193,202
Equinix, Inc.	26,647	19,161,325
Equity Commonwealth (a)	33,108	867,099
Equity Lifestyle Properties, Inc.	50,921	3,935,175
Equity Residential (SBI)	100,891	8,222,617
Essential Properties Realty Trust, Inc.	36,316	871,584
Essex Property Trust, Inc.	19,240	6,335,155
Extra Space Storage, Inc.	39,477	7,500,630
Farmland Partners, Inc.	10,845	159,638
Federal Realty Investment Trust (SBI)	20,816	2,436,721
First Industrial Realty Trust, Inc.	38,250	2,218,500
Four Corners Property Trust, Inc.	22,541	618,976
Franklin Street Properties Corp.	29,114	150,228
Gaming & Leisure Properties	68,792	3,052,989
Getty Realty Corp.	12,632	339,927
Gladstone Commercial Corp.	11,356	238,930
Gladstone Land Corp.	9,108	331,531
Global Medical REIT, Inc.	18,627	274,935
Global Net Lease, Inc.	31,291	439,013
Healthcare Realty Trust, Inc. (b)	43,618	1,181,175
Healthcare Trust of America, Inc.	64,834	1,974,844
Healthpeak Properties, Inc.	159,276	5,225,846
Hersha Hospitality Trust (a)	11,210	109,634
Highwoods Properties, Inc. (SBI)	31,557	1,288,788
Host Hotels & Resorts, Inc.	209,662	4,266,622
Hudson Pacific Properties, Inc.	46,122	1,073,720
Independence Realty Trust, Inc.	64,879	1,768,602
Indus Realty Trust, Inc.	2,139	152,832
Industrial Logistics Properties Trust	19,849	320,760
InvenTrust Properties Corp.	19,834	600,772
Invitation Homes, Inc.	176,422	7,025,124
Iron Mountain, Inc.	85,685	4,603,855
iStar Financial, Inc.	21,852	367,988
JBG SMITH Properties	34,024	896,873
Kilroy Realty Corp.	31,212	2,184,840
Kimco Realty Corp.	181,324	4,592,937
Kite Realty Group Trust	64,406	1,436,254
Lamar Advertising Co. Class A	25,506	2,816,117
Life Storage, Inc.	24,185	3,204,271
LTC Properties, Inc.	11,926	393,558
LXP Industrial Trust (REIT)	83,552	1,048,578
Medical Properties Trust, Inc.	177,531	3,264,795
Mid-America Apartment Communities, Inc.	34,174	6,721,342
National Health Investors, Inc.	13,629	702,302
National Retail Properties, Inc.	51,579	2,261,223
National Storage Affiliates Trust	24,634	1,394,284
Necessity Retail (REIT), Inc./The	40,061	299,256
NETSTREIT Corp.	12,845	277,709
NexPoint Residential Trust, Inc.	6,805	606,734
Office Properties Income Trust	14,102	304,885
Omega Healthcare Investors, Inc.	70,220	1,789,206
One Liberty Properties, Inc.	4,766	136,546
Orion Office (REIT), Inc.	17,166	230,368
Outfront Media, Inc.	42,824	1,096,294
Paramount Group, Inc.	49,177	467,673
Park Hotels & Resorts, Inc.	69,112	1,362,198
Pebblebrook Hotel Trust	37,713	920,951
Phillips Edison & Co., Inc.	33,583	1,137,120
Physicians Realty Trust	65,016	1,114,374
Piedmont Office Realty Trust, Inc. Class A	37,590	605,199
Plymouth Industrial REIT, Inc.	10,599	255,648
Postal Realty Trust, Inc.	6,481	109,075
Potlatch Corp.	20,478	1,134,276
Preferred Apartment Communities, Inc. Class A	15,212	378,475
Prologis (REIT), Inc.	218,691	35,053,980
PS Business Parks, Inc.	5,978	1,119,082
Public Storage	45,127	16,764,681
Rayonier, Inc.	42,823	1,849,954
Realty Income Corp.	167,514	11,618,771
Regency Centers Corp.	45,065	3,101,824
Retail Opportunity Investments Corp.	36,233	675,021
Rexford Industrial Realty, Inc.	47,211	3,684,346
RLJ Lodging Trust	50,654	710,169
RPT Realty	23,581	313,391
Ryman Hospitality Properties, Inc. (a)	16,125	1,507,365
Sabra Health Care REIT, Inc.	68,429	799,251
Safehold, Inc.	4,610	198,461
Saul Centers, Inc.	4,575	236,116
SBA Communications Corp. Class A	32,136	11,154,727
Seritage Growth Properties (a)	10,667	105,603
Service Properties Trust	50,728	411,911
Simon Property Group, Inc.	97,577	11,514,086
SITE Centers Corp.	51,644	821,140
SL Green Realty Corp.	18,840	1,304,105
Spirit Realty Capital, Inc.	37,875	1,645,669
Stag Industrial, Inc.	52,390	1,955,195
Store Capital Corp.	72,256	2,054,238
Summit Hotel Properties, Inc. (a)	34,176	337,317
Sun Communities, Inc.	34,107	5,988,166
Sunstone Hotel Investors, Inc. (a)	65,082	797,255
Tanger Factory Outlet Centers, Inc.	30,359	489,691
Terreno Realty Corp.	22,732	1,653,753
The Macerich Co.	62,889	789,257
UDR, Inc.	88,545	4,711,479
UMH Properties, Inc.	14,532	341,793
Uniti Group, Inc.	69,456	860,560
Universal Health Realty Income Trust (SBI)	3,938	197,648
Urban Edge Properties	32,669	610,584
Urstadt Biddle Properties, Inc. Class A	8,914	154,658
Ventas, Inc.	117,980	6,553,789
Veris Residential, Inc. (a)	23,818	381,326
VICI Properties, Inc.	185,112	5,518,189
Vornado Realty Trust	47,487	1,838,222
Washington REIT (SBI)	25,458	613,283
Welltower, Inc.	128,892	11,704,683
Weyerhaeuser Co.	220,633	9,094,492
Whitestone REIT Class B	14,298	173,721
WP Carey, Inc.	57,900	4,676,583
Xenia Hotels & Resorts, Inc. (a)	34,835	671,967
		433,708,034
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	98,925	8,214,732
Cushman & Wakefield PLC (a)	44,505	796,640
Doma Holdings, Inc. Class A (a)	55,446	103,130
Douglas Elliman, Inc.	21,205	128,502
eXp World Holdings, Inc. (b)	20,294	271,737
Forestar Group, Inc. (a)	5,366	87,519
Howard Hughes Corp. (a)	12,061	1,209,598
Jones Lang LaSalle, Inc. (a)	14,856	3,249,453
Kennedy-Wilson Holdings, Inc.	35,752	806,208
Marcus & Millichap, Inc.	7,224	323,563
Newmark Group, Inc.	48,244	586,165
Offerpad Solutions, Inc. (a)(b)	21,891	109,674
Opendoor Technologies, Inc. (a)(b)	115,140	804,829
RE/MAX Holdings, Inc.	5,071	118,966
Realogy Holdings Corp. (a)	33,488	367,028
Redfin Corp. (a)(b)	32,671	364,282
The RMR Group, Inc.	4,293	117,113
The St. Joe Co.	9,575	509,486
WeWork, Inc. (a)	62,310	436,793
Zillow Group, Inc.:
Class A (a)	14,394	556,328
Class C (a)(b)	45,742	1,821,446
		20,983,192
TOTAL REAL ESTATE		454,691,226
UTILITIES - 2.8%
Electric Utilities - 1.7%
Allete, Inc.	15,673	930,036
Alliant Energy Corp.	73,676	4,332,886
American Electric Power Co., Inc.	148,890	14,756,488
Avangrid, Inc. (b)	20,301	900,349
Constellation Energy Corp.	96,029	5,685,877
Duke Energy Corp.	227,237	25,032,428
Edison International	112,153	7,715,005
Entergy Corp.	59,309	7,048,875
Evergy, Inc.	67,602	4,586,796
Eversource Energy	101,424	8,864,458
Exelon Corp.	289,544	13,544,868
FirstEnergy Corp.	168,791	7,310,338
Hawaiian Electric Industries, Inc.	32,478	1,335,171
IDACORP, Inc.	14,909	1,568,129
MGE Energy, Inc.	10,753	837,336
NextEra Energy, Inc.	579,937	41,187,126
NRG Energy, Inc.	72,570	2,605,263
OGE Energy Corp.	59,046	2,283,899
Otter Tail Corp.	12,665	734,063
PG&E Corp. (a)	445,802	5,639,395
Pinnacle West Capital Corp.	33,062	2,354,014
PNM Resources, Inc.	25,228	1,177,138
Portland General Electric Co.	26,906	1,273,461
PPL Corp.	221,833	6,280,092
Southern Co.	313,135	22,980,978
Xcel Energy, Inc.	158,989	11,647,534
		202,612,003
Gas Utilities - 0.1%
Atmos Energy Corp.	40,117	4,549,268
Chesapeake Utilities Corp.	5,160	645,877
National Fuel Gas Co.	26,955	1,890,354
New Jersey Resources Corp.	28,337	1,223,025
Northwest Natural Holding Co.	8,942	427,696
ONE Gas, Inc.	15,711	1,325,537
South Jersey Industries, Inc.	33,282	1,137,912
Southwest Gas Corp.	19,413	1,710,479
Spire, Inc.	15,288	1,112,202
UGI Corp.	61,990	2,126,257
		16,148,607
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	8,156	231,794
Class C	25,723	785,323
Ormat Technologies, Inc. (b)	13,189	1,024,785
Sunnova Energy International, Inc. (a)(b)	27,766	479,519
The AES Corp.	196,114	4,004,648
Vistra Corp.	142,967	3,577,034
		10,103,103
Multi-Utilities - 0.8%
Ameren Corp.	76,084	7,068,204
Avista Corp.	20,858	846,209
Black Hills Corp.	18,948	1,387,752
CenterPoint Energy, Inc.	184,893	5,659,575
CMS Energy Corp.	86,341	5,930,763
Consolidated Edison, Inc.	104,300	9,672,782
Dominion Energy, Inc.	239,392	19,543,963
DTE Energy Co.	57,275	7,505,316
NiSource, Inc.	116,959	3,405,846
NorthWestern Energy Corp. (b)	16,205	918,661
Public Service Enterprise Group, Inc.	149,344	10,403,303
Sempra Energy	94,388	15,230,448
Unitil Corp.	4,659	237,609
WEC Energy Group, Inc.	92,954	9,300,048
		97,110,479
Water Utilities - 0.1%
American States Water Co.	10,892	856,765
American Water Works Co., Inc.	53,567	8,253,603
California Water Service Group	16,219	841,280
Essential Utilities, Inc.	68,313	3,057,690
Middlesex Water Co.	5,237	465,831
SJW Corp.	8,215	484,685
York Water Co. (b)	3,869	149,653
		14,109,507
TOTAL UTILITIES		340,083,699
TOTAL COMMON STOCKS (Cost $10,338,608,428)		12,232,679,035

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $1,783,604)	1,800,000	1,778,159

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (g)	53,174,744	53,185,379
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	169,304,204	169,321,134
TOTAL MONEY MARKET FUNDS (Cost $222,506,513)		222,506,513

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $10,562,898,545)	12,456,963,707
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(172,249,860)
NET ASSETS - 100.0%	12,284,713,847

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	37	Jun 2022	3,443,405	(88,151)	(88,151)
CME E-mini S&P 500 Index Contracts (United States)	195	Jun 2022	40,243,125	(550,752)	(550,752)
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Jun 2022	2,245,590	(40,267)	(40,267)

TOTAL FUTURES CONTRACTS					(679,170)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,958,698 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,778,159.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	53,399,371	1,145,241,907	1,145,455,899	30,134	-	-	53,185,379	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	182,571,856	344,150,178	357,400,900	249,910	-	-	169,321,134	0.4%
Total	235,971,227	1,489,392,085	1,502,856,799	280,044	-	-	222,506,513

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	967,656,207	967,653,177	-	3,030
Consumer Discretionary	1,401,950,586	1,401,030,335	919,801	450
Consumer Staples	765,784,415	765,784,157	258	-
Energy	513,995,269	513,995,269	-	-
Financials	1,406,863,482	1,406,663,920	199,562	-
Health Care	1,692,930,839	1,692,821,372	56,116	53,351
Industrials	1,092,450,229	1,092,450,229	-	-
Information Technology	3,222,511,946	3,222,179,018	167,712	165,216
Materials	373,761,137	373,175,452	585,685	-
Real Estate	454,691,226	454,691,226	-	-
Utilities	340,083,699	340,083,699	-	-

U.S. Government and Government Agency Obligations	1,778,159	-	1,778,159	-

Money Market Funds	222,506,513	222,506,513	-	-
Total Investments in Securities:	12,456,963,707	12,453,034,367	3,707,293	222,047
Derivative Instruments:

Liabilities
Futures Contracts	(679,170)	(679,170)	-	-
Total Liabilities	(679,170)	(679,170)	-	-
Total Derivative Instruments:	(679,170)	(679,170)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(679,170)
Total Equity Risk	0	(679,170)
Total Value of Derivatives	0	(679,170)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,239,075) - See accompanying schedule:	$12,234,457,194
Unaffiliated issuers (cost $10,340,392,032)
Fidelity Central Funds (cost $222,506,513)	222,506,513

Total Investment in Securities (cost $10,562,898,545)		$12,456,963,707
Segregated cash with brokers for derivative instruments		2,062,712
Cash		28
Foreign currency held at value (cost $19,363)		18,958
Receivable for investments sold		117,018
Receivable for fund shares sold		18,453,088
Dividends receivable		8,861,685
Distributions receivable from Fidelity Central Funds		88,042
Other receivables		351
Total assets		12,486,565,589
Liabilities
Payable for investments purchased	24,077,635
Payable for fund shares redeemed	6,121,961
Payable for daily variation margin on futures contracts	2,316,587
Other payables and accrued expenses	15,857
Collateral on securities loaned	169,319,702
Total Liabilities		201,851,742
Net Assets		$12,284,713,847
Net Assets consist of:
Paid in capital		$10,395,980,040
Total accumulated earnings (loss)		1,888,733,807
Net Assets		$12,284,713,847
Net Asset Value , offering price and redemption price per share ($12,284,713,847 ÷ 848,531,796 shares)		$14.48

Statement of Operations
		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$84,493,528
Interest		3,505
Income from Fidelity Central Funds (including $249,910 from security lending)		280,044
Total Income		84,777,077
Expenses
Independent trustees' fees and expenses	20,913
Total expenses before reductions	20,913
Expense reductions	(126)
Total expenses after reductions		20,787
Net Investment income (loss)		84,756,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,677,569)
Foreign currency transactions	505
Futures contracts	(4,339,593)
Total net realized gain (loss)		(13,016,657)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,645,895,405)
Assets and liabilities in foreign currencies	(519)
Futures contracts	(1,734,215)
Total change in net unrealized appreciation (depreciation)		(1,647,630,139)
Net gain (loss)		(1,660,646,796)
Net increase (decrease) in net assets resulting from operations		$(1,575,890,506)

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,756,290	$129,721,098
Net realized gain (loss)	(13,016,657)	65,424,519
Change in net unrealized appreciation (depreciation)	(1,647,630,139)	2,874,834,422
Net increase (decrease) in net assets resulting from operations	(1,575,890,506)	3,069,980,039
Distributions to shareholders	(159,713,565)	(91,348,095)
Share transactions
Proceeds from sales of shares	2,522,148,764	4,596,598,011
Reinvestment of distributions	148,391,780	86,821,793
Cost of shares redeemed	(947,727,820)	(1,418,116,814)
Net increase (decrease) in net assets resulting from share transactions	1,722,812,724	3,265,302,990
Total increase (decrease) in net assets	(12,791,347)	6,243,934,934

Net Assets
Beginning of period	12,297,505,194	6,053,570,260
End of period	$12,284,713,847	$12,297,505,194

Other Information
Shares
Sold	157,574,044	312,544,560
Issued in reinvestment of distributions	9,274,532	6,572,430
Redeemed	(59,611,536)	(96,717,386)
Net increase (decrease)	107,237,040	222,399,604

Fidelity ZERO® Total Market Index Fund

	Six months ended (Unaudited) April 30, 2022	Years ended October 31, 2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$16.59	$11.67	$10.78	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.20	.20	.19	.04
Net realized and unrealized gain (loss)	(2.01)	4.89	.86	1.10	(.48)
Total from investment operations	(1.90)	5.09	1.06	1.29	(.44)
Distributions from net investment income	(.18)	(.17)	(.16)	(.06)	-
Distributions from net realized gain	(.03)	-	(.01)	(.01)	-
Total distributions	(.21)	(.17)	(.17)	(.07)	-
Net asset value, end of period	$14.48	$16.59	$11.67	$10.78	$9.56
Total Return D,E	(11.58)%	44.00%	9.92%	13.57%	(4.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-% I
Net investment income (loss)	1.32% I	1.37%	1.79%	1.91%	1.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,284,714	$12,297,505	$6,053,570	$4,168,884	$1,364,146
Portfolio turnover rate J	3% I	4% K	6%	3%	-% L,M

A For the period August 2, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

M Amount represents less than 1%.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2022

1. Organization.
Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of each Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified costand for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), certain deemed distributions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$1,402,485,993	$197,931,067	$(203,789,416)	$(5,858,349)
Fidelity ZERO International Index Fund	2,944,205,863	399,246,490	(416,976,650)	(17,730,160)
Fidelity ZERO Large Cap Index Fund	4,589,039,467	1,075,040,760	(371,560,475)	703,480,285
Fidelity ZERO Total Market Index Fund	10,620,618,359	2,813,290,335	(977,624,157)	1,835,666,178
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	321,943,426	156,466,455
Fidelity ZERO International Index Fund	408,446,122	119,425,609
Fidelity ZERO Large Cap Index Fund	941,533,983	89,218,595
Fidelity ZERO Total Market Index Fund	1,812,306,297	166,226,548
Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	4,184,100	26,774,624	50,502,092
Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Large Cap Index Fund	7,087,172	35,180,274	99,433,026
Fidelity ZERO Total Market Index Fund	8,741,259	53,736,281	124,475,524
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity ZERO Extended Market Index Fund	$18,478	$5,683	$1,076,391
Fidelity ZERO International Index Fund	$2,499	$86	$-
Fidelity ZERO Large Cap Index Fund	$1,518	$2	$-
Fidelity ZERO Total Market Index Fund	$26,148	$7,651	$1,086,999
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.
Custodian credits
Fidelity ZERO Extended Market Index Fund	$93
Fidelity ZERO Large Cap Index Fund	8
Fidelity ZERO Total Market Index Fund	126
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period- C November 1, 2021 to April 30, 2022

Fidelity ZERO® Extended Market Index Fund	-%- D
Actual		$ 1,000	$ 860.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity ZERO® International Index Fund	-%- D
Actual		$ 1,000	$ 870.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity ZERO® Large Cap Index Fund	-%- D
Actual		$ 1,000	$ 888.00	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity ZERO® Total Market Index Fund	-%- D
Actual		$ 1,000	$ 884.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891447.103
EML-SANN-0622

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022